                                                              File Nos. 33-39702
                                                                        811-6293


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 23

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 70

           SEPARATE ACCOUNT VA-K OF ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

            / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
            / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485
            / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2002 was filed on or before March 30, 2003.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.          CAPTION IN PROSPECTUSES
-----------------          -----------------------
1                          Cover Page

2                          Special Terms

3                          Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features
                           Prospectus B: Summary of Fees and Expenses; Summary of the Contract Features

4                          Condensed Financial Information; Performance Information

5                          Prospectus A: Description of the Companies, the Separate Account and the Underlying Investment Companies
                           Prospectus B: Description of the Companies, the Variable Accounts and the Underlying Investment Companies

6                          Charges and Deductions

7                          Prospectus A: The Variable Annuity Policies
                           Prospectus B: Description of the Contract

8                          Prospectus A: The Variable Annuity Policies
                           Prospectus B: Electing the Form of Annuity and the Annuity Date;  Description of
                           Variable Annuity Payout Options; Annuity Benefit Payments

9                          Death Benefit

10                         Prospectus A: Purchase Payments; Computation of Policy Values and Annuity
                           Payments
                           Prospectus B: Payments; Computation of Values; Distribution

11                         Prospectus A: Surrender; Partial Redemption
                           Prospectus B: Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                           Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                         Federal Tax Considerations

13                         Legal Matters

14                         Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.          CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------          ---------------------------------------------------
15                         Cover Page

16                         Table of Contents

17                         General Information and History

18                         Services

19                         Underwriters

20                         Underwriters

21                         Performance Information

22                         Annuity Benefit Payments

23                         Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS



This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3018-91) and First Allmerica Financial Life Insurance Company (Form A3018-94). Information specific to ExecAnnuity Plus '91 (A3018-91 and A3018-94) is set forth in Appendix B. Owners of these policies should review this Appendix first. AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PREEXISTING CONTRACTUAL PLANS AND PROGRAMS.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2003 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881 or returning the attached request card. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIT Core Equity Fund                             Fidelity VIP Asset Manager Portfolio
AIT Equity Index Fund                            Fidelity VIP Equity-Income Portfolio
AIT Government Bond Fund                         Fidelity VIP Growth Portfolio
AIT Money Market Fund                            Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund             Fidelity VIP Overseas Portfolio
AIT Select Growth Fund
AIT Select International Equity Fund             FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIT Select Investment Grade Income Fund          (SERVICE CLASS 2)
AIT Select Value Opportunity Fund                Fidelity VIP Contrafund-Registered Trademark-
                                                 Portfolio
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP Growth Opportunities Portfolio
(SERIES I SHARES)                                Fidelity VIP Mid Cap Portfolio
AIM V.I. Aggressive Growth Fund                  Fidelity VIP Value Strategies Portfolio
AIM V.I. Blue Chip Fund
AIM V.I. Premier Equity Fund                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                 (CLASS 2)
AIM VARIABLE INSURANCE FUNDS                     FT VIP Franklin Growth and Income Securities Fund
(SERIES II SHARES)                               FT VIP Franklin Large Cap Growth Securities Fund
AIM V.I. Basic Value Fund                        FT VIP Franklin Small Cap Fund
AIM V.I. Capital Development Fund                FT VIP Mutual Shares Securities Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES       FT VIP Templeton Foreign Securities Fund
FUND, INC. (CLASS B)                             INVESCO VARIABLE INVESTMENT FUNDS, INC.
AllianceBernstein Growth and Income Portfolio    INVESCO VIF-Health Sciences Fund
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Small Cap Value Portfolio      JANUS ASPEN SERIES (SERVICE SHARES)
AllianceBernstein Value Portfolio                Janus Aspen Growth and Income Portfolio
DELAWARE VIP TRUST                               Janus Aspen Growth Portfolio
Delaware VIP International Value Equity Series   MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
                                                 TRUST(SM) (SERVICE CLASS)
DELAWARE VIP TRUST (SERVICE CLASS)               MFS-Registered Trademark- Mid Cap Growth Series
Delaware VIP Growth Opportunities Series         MFS-Registered Trademark- New Discovery Series
                                                 MFS-Registered Trademark- Total Return Series
EATON VANCE VARIABLE TRUST                       MFS-Registered Trademark- Utilities Series
Eaton Vance VT Floating-Rate Income Fund


                                                   (CONTINUING TO THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2003

(CONT.)


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE      SCUDDER VARIABLE SERIES II
SHARES)                                          Scudder Technology Growth Portfolio
Oppenheimer Capital Appreciation Fund/VA         SVS Dreman Financial Services Portfolio
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA                  T. ROWE PRICE INTERNATIONAL SERIES, INC.
Oppenheimer Main Street Fund/VA                  T. Rowe Price International Stock Portfolio
Oppenheimer Multiple Strategies Fund/VA
PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio



The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF THE POLICY FEATURES..............................        11
PERFORMANCE INFORMATION.....................................        13
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................        15
INVESTMENT OBJECTIVES AND POLICIES..........................        16
WHAT IS AN ANNUITY?.........................................        21
CHARGES AND DEDUCTIONS......................................        21
  SURRENDER CHARGE..........................................        21
        Charge for Surrender and Partial Redemptions........        22
        Free Withdrawal Amounts.............................        22
        Life Expectancy Distributions.......................        23
        Charge at the Time Annuity Benefit Payments Begin...        24
        Sales Expense.......................................        24
  PREMIUM TAXES.............................................        24
  POLICY FEE................................................        25
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT
    (M-GAP) RIDER...........................................        25
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS............        25
        Mortality and Expense Risk Charge...................        25
        Administrative Expense Charge.......................        26
        Transfer Charge.....................................        26
        Other Charges.......................................        26
THE VARIABLE ANNUITY POLICIES...............................        27
  PURCHASE PAYMENTS.........................................        27
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        28
  RIGHT TO CANCEL ALL OTHER POLICIES........................        28
  TELEPHONE TRANSACTION PRIVILEGE...........................        28
  TRANSFER PRIVILEGE........................................        28
  SURRENDER.................................................        30
  PARTIAL REDEMPTION........................................        30
  DEATH BENEFIT.............................................        31
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        32
  ASSIGNMENT................................................        32
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        33
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        33
  NORRIS DECISION...........................................        35
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT
    PAYMENTS................................................        35
FEDERAL TAX CONSIDERATIONS..................................        37
  GENERAL...................................................        37
        The Company.........................................        37
        Diversification Requirements........................        37
        Owner Control.......................................        38
  QUALIFIED AND NON-QUALIFIED POLICIES......................        38
  TAXATION OF THE POLICY....................................        38
        In General..........................................        38
        Mandatory Distribution Requirements for Qualified
        Policies............................................        38
        Mandatory Distribution Requirements for
        Non-Qualified Policies..............................        40
        Withdrawals Prior to Annuitization..................        40
        Annuity Payouts After Annuitization.................        41

        Penalty on Early Distribution.......................        41
        Assignments or Transfers............................        42
        Nonnatural Owners...................................        42
  TAX WITHHOLDING...........................................        42
  PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS.........        42
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        43
        Individual Retirement Annuities.....................        43
        Tax-Sheltered Annuities.............................        43
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        43
        Texas Optional Retirement Program...................        43
LOANS (QUALIFIED POLICIES ONLY).............................        44
STATEMENTS AND REPORTS......................................        44
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        44
VOTING RIGHTS...............................................        45
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        46
DISTRIBUTION................................................        46
LEGAL MATTERS...............................................        46
FURTHER INFORMATION.........................................        46
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT....       A-1
APPENDIX B -- POLICY NO. A3018-91 (AND STATE VARIATIONS
 THEREOF) ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
 COMPANY POLICY NO. A3018-94 FIRST ALLMERICA FINANCIAL LIFE
 INSURANCE COMPANY..........................................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION (ALLMERICA
 FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)..............       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION (FIRST
 ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE
 COMPANY....................................................         4
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
 CALCULATION................................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
EXCHANGE OFFER..............................................         7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER (AFLIAC ONLY)................................        11
PERFORMANCE INFORMATION.....................................        13
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.


COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company for all ExecAnnuity Plus '93 policies (Form A3021-93) and for ExecAnnuity Plus '91 policies (Form A3018-91) except for ExecAnnuity Plus '91 policies issued in New York on Form A3018-94 on and after April 1, 1994. With regard to these New York policies, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), MFS-Registered Trademark- Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS II"), and T. Rowe Price International Series, Inc.
("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the AIT Core Equity Fund, AIT Money Market Fund, AIT Equity Index Fund or AIT Select Growth and Income Fund.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.


                                    TABLE I
                           OWNER TRANSACTION EXPENSES


TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.



                                                                         MAXIMUM
                                                                         CHARGE
SURRENDER CHARGE(1):
  (as a percentage of payments withdrawn)                                 8.0%

TRANSFER CHARGE(2):                                           $0 on the first 12 transfers
                                                               in a Policy year. Up to $25
                                                                for subsequent transfers.


(1)During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

COMPLETE YEARS FROM
  DATE OF PAYMENT            CHARGE
-------------------         --------
     0-2                       8%
      3                        7%
      4                        6%
      5                        5%
      6                        4%
      7                        3%
      8                        2%
      9                        1%
     Thereafter                0%


(2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:



ANNUAL POLICY FEE:(1)                                            $30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
    assets)
  Mortality and Expense Risk Charge:                           1.25%
  Administrative Expense Charge:                               0.20%
                                                              ------
  Total Annual Expenses:                                       1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
     with a ten-year waiting period(2)                         0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
     with a fifteen-year waiting period(2)                     0.15%


(1)During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

(2)If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.


                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS



TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.



       TOTAL ANNUAL FUND OPERATING EXPENSES                  MINIMUM                  MAXIMUM
       ------------------------------------                  -------                  -------
Expenses that are deducted from Underlying Fund         Annual charge of         Annual charge of
assets, including management fees, distribution        0.50%(1) of average      3.11%(2) of average
and/or service (12b-1) fees and other expenses.         daily net assets         daily net assets



(1)Through December 31, 2003, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 0.60% for the AIT Money Market Fund. The total operating expenses of this Fund was less than its expense limitation throughout 2002.



The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to this Fund. The limitations may be terminated at any time.



(2)In effect through December 31, 2003, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. With these expense limitations, Total Fund Expenses for Pioneer Emerging Markets VCT Portfolio, for year ended, December 31, 2002, were 1.99%.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE POLICY OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                    $968      $1,387     $1,705     $2,585


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                    $228       $703      $1,205     $2,585

MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $945      $1,316     $1,578     $2,327


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $203       $627      $1,078     $2,327

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS


Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses of the Underlying Investment Companies describe the investment objectives and risks of each of the Underlying Funds.


The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging) which gradually moves money to one or more of the Underlying Funds and Automatic Account Rebalancing which ensures that assets remain allocated according to the Policy Owner's designated percentage allocation mix are also available at no additional charge.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

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CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

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CHARGES OF THE UNDERLYING FUND.  In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.


SURRENDER OR PARTIAL REDEMPTION
At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT
If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                            PERFORMANCE INFORMATION


Allmerica Financial Life Insurance and Annuity Company first offered ExecAnnuity Plus '91 to the public in 1991 and ExecAnnuity Plus '93 in 1993. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the Statement of Additional Information.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

    (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS



THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. It is the sole issuer of ExecAnnuity Plus '93 (Policy Form A3021-93). Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.



The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2002, the Company and its subsidiaries had over $20.6 billion in assets and over $33.6 billion of life insurance in force.



THE SEPARATE ACCOUNT. Allmerica Financial maintains a separate account called Separate Account VA-K. Separate Account VA-K of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.



Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.



The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.



UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.



A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.



MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.



ALLMERICA INVESTMENT TRUST (SERVICE SHARES)


ADVISER: ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.



AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.


AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)


ADVISER: A I M ADVISORS, INC.


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.



AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)


ADVISER: A I M ADVISORS, INC.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


ADVISER: ALLIANCE CAPITAL MANAGEMENT, L.P.



ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.



ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.



DELAWARE VIP TRUST


ADVISER: DELAWARE INTERNATIONAL ADVISERS LTD.


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States.


DELAWARE VIP TRUST (SERVICE CLASS)


ADVISER: DELAWARE MANAGEMENT COMPANY



DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies that the management team believes will provide high and consistent earnings growth with a reasonable level of risk.



EATON VANCE VARIABLE TRUST


ADVISER: EATON VANCE MANAGEMENT


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.



FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation.



FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital.



FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)


ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY



FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation.



FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth.



FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital.



FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


ADVISER:FRANKLIN ADVISERS, INC. -- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
        FUND, FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND AND FT VIP FRANKLIN SMALL CAP FUND



ADVISER: FRANKLIN MUTUAL ADVISERS, LLC -- FT VIP MUTUAL SHARES SECURITIES FUND



ADVISER:TEMPLETON INVESTMENT COUNSEL, LLC -- FT VIP TEMPLETON FOREIGN SECURITIES
        FUND



FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market.


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding
(i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.


FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity and debt securities including high yield, lower-rated securities of U.S. companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in equity securities of companies located outside the U.S., including those in emerging markets.

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INVESCO VARIABLE INVESTMENT FUNDS, INC.


ADVISER: INVESCO FUNDS GROUP, INC.



INVESCO VIF-HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.



JANUS ASPEN SERIES (SERVICE SHARES)


ADVISER: JANUS CAPITAL



JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.



JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUSTS-SM- (SERVICE CLASS)



ADVISER: MFS INVESTMENT MANAGEMENT-REGISTERED TRADEMARK-


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


ADVISER: OPPENHEIMERFUNDS, INC.



OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.



OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in high-yield fixed-income securities.



OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities. This Fund formerly was known as the Oppenheimer Main Street Growth & Income Fund/VA.



OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)


ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities ofemerging market issuers for long-term growth of capital.



PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.



SCUDDER VARIABLE SERIES II


ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.


T. ROWE PRICE INTERNATIONAL SERIES, INC.


ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories: (1) New Payments -- purchase payments received by the Company during the nine years preceding the date of the surrender;
(2) Old Payments -- purchase payments invested in the Policy for more than nine years; and (3) the amount available under the Free Withdrawal Provision. See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals: All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

YEARS FROM DATE OF  CHARGE AS PERCENTAGE OF
PAYMENT TO DATE OF       NEW PAYMENTS
    WITHDRAWAL             WITHDRAWN
------------------  -----------------------
      0-2                     8%
       3                      7%
       4                      6%
       5                      5%
       6                      4%
       7                      3%
       8                      2%
       9                      1%
  more than 9                 0%

The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is:  100% of Cumulative Earnings (calculated as the
                       Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

        Where (2) is:  10% of the Accumulated Value as of the Valuation Date
                       coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

        Where (3) is:  The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under policies issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Policy, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE POLICIES IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company pays sales commissions, not to exceed 6% of purchase payments, to entities which sell the Policies. To the extent permitted by NASD rules, expense reimbursement allowances and additional payments for other services not directly related to the sale of the Policies, including the recruitment and training of personnel, production of promotional literature, and similar services may also be made.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY
  PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  ten-year waiting period...................................    0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  fifteen-year waiting period...............................    0.15%

For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                         THE VARIABLE ANNUITY POLICIES


AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES.



This Policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Policy.



In order to prevent "market timing" activities that may harm or disadvantage other Policy Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy at any time prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option. Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the agent through whom the Policy was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of
(1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Policy Owner, or anyone authorized by the Policy Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Policy Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE


At any time prior to the Annuity Date, subject to the Company's then current rules including the market timing restrictions described above under THE VARIABLE ANNUITY POLICIES, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, tranfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.


Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a pre-determined dollar amount (Dollar Cost Averaging), not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the AIT Money Market Fund or the AIT Government Bond Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or, if applicable, the Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer; (2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer and
(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

SURRENDER


At any time prior to the Annuity Date, an Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender on a Company approved form to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.


The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS."


For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL REDEMPTION


At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption on a Company approved form at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.


Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.


Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS."


For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of
(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Principal Office,
(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or
(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Principal Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

    (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

    (2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.


However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.


If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or
(2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.


If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.


If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Equity Index Fund, the AIT Core Equity Fund, and the AIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where: (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

               (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to

Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options the dollar amount is determined by multiplying
      (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENT AND ACCUMULATION UNIT CALCULATION" in the SAI.


                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Policy.


IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A POLICY IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.



As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Policy, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Policy, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.



DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account. The Company intends that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Policy that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of
Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.



In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Policy, as necessary, to prevent an Owner of the Policy from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED POLICIES


From a federal tax viewpoint there are two broad categories of variable annuity policies: "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified policy is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.


TAXATION OF THE POLICY


IN GENERAL. The Company believes that the Policy described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Policy is a qualified policy, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Policy chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Policy may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Policy. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Policy. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Policy will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Policy any other applicable provisions of the Code.



MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED POLICIES.  Under
Section 401(a)(9) of the Code, qualified Policies will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9),

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tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.) The temporary regulations under
Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized, the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)



The temporary regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, except for acceleration, payments under such contract must generally be nonincreasing. According to the temporary regulations, payments will not fail to satisfy the nonincreasing payment requirement merely because payments are increased in one or more of the following ways:



    (1) By a constant percentage, applied not less frequently than annually;



    (2) To provide a payment upon the death of the employee equal to the excess of the account value being annuitized over the total payments before the death of the employee;



    (3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payment or payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured;



    (4) As a final payment under the annuity contract, but only if the payment does not exceed the total future expected payments as of the date of the payment; or



    (5) As a partial distribution under the contract, but only if the contract provides for a final payment as of the date of partial distribution that satisfies paragraph (4) above, and the future payments under the contract are reduced by multiplying the otherwise applicable future payments by a fraction, the numerator of which is the excess of that final payment over the amount of the partial distribution and the denominator of which is the amount of that final payment. For the purpose of determining this ratio, the denominator is reduced by the amount of any regularly scheduled payment due on the date of the partial distribution.



Some forms of annuity payments permitted under the Policy may not meet the requirements under the temporary regulations issued pursuant to
Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.



To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Policy is not the participant's surviving spouse, the operation of the death benefit distribution requirements of
Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.



If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Policy as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Policy may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED POLICIES.  Under
Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Policy contains provisions that are designed to meet the requirements of Section 72(s).



Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Policy is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Policy must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Policy must be distributed
(i) within five years after the death of the Owner, and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary. No regulations have been issued under
Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Policy modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.



WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Policy's Accumulated Value are not taxable to the Owner until withdrawn from the Policy. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Policy that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Policy which were excluded from income as recovery of the investment in the Policy. For purposes of computing the taxable amount of any distribution under these rules,
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.



ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Policy, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Policy. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Policy ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Policy is fully recovered, because payments under the Policy have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Policy is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.



PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Policy if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Policy prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:


    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

    - if withdrawals from a qualified Policy are made to an employee who has terminated employment after reaching age 55; or


    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.



No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Policy made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.



In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.



Some forms of annuity payments permitted under the Policies may not meet the "substantially equal" payment requirements under Section 72(q) or
Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Policy prior to age 59 1/2.



ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Policy transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Policy transferred without adequate and full consideration.



NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.



PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.


Qualified Policies may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Policies. Individuals purchasing a qualified Policy should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.



INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under THE VARIABLE ANNUITY POLICIES. The Policy, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Policy and does not represent a determination of its merits.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Separate Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION


VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Policy. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Policies were sold by agents of Allmerica Financial who are registered representatives of VeraVest or of other broker-dealers.



The Company pays commissions, not to exceed 6.0% of payments, to registered representatives of VeraVest. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Managers who supervise the agents may receive overriding commissions ranging up to no more than 2% of payments.



The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to VeraVest for services it performs and expenses it may incur as principal underwriter and general distributor.


Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years

                                   APPENDIX B
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              POLICY NO. A3018-94
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


If your Policy is issued on Form No. A3018-91 or Form No. A3018-94, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:



1. (For Owners of A3018-94 only, the following is added:) The issuer of the policy is First Allmerica Financial Life Insurance Company (First Allmerica) rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Prior to December 31, 2002, the Company was the immediate parent of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirect wholly-owned subsidiary of AFC).



    The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2002, the Company had over $5.1 billion in assets and over $8.4 billion of life insurance in force.



2. The Owner, if a natural person, and the Annuitant must be the same under Form A3018-94 and joint Owners are not permitted. Under A3018-91, (as amended by Endorsement 3231-92), and A3021-93, the Owner and the Annuitant may be different and joint Owners are permitted if one of the two joint Owners is also the Annuitant.



3. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 and A3018-94 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.



4. The stepped-up death benefit under A3018-91 and A3018-94 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).


5. Under A3018-91 and A3018-94, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).


6. The transfer provisions of A3018-91 are identical to those of A3021-93. Under A3018-94, the General Account restrictions described in the third paragraph of "Transfer Privilege" under THE VARIABLE ANNUITY POLICIES are deleted and replaced with the following:


    Except for General Account transfers made under the automatic transfer option (Dollar Cost Averaging), transfers from the General Account will only be permitted if there has been a least a ninety (90) day period since the last transfer from the General Account and the amount transferred from the General

    Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.


7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.



MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                   $1,206     $2,091     $2,888     $4,894


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $923      $1,253     $1,521     $2,327



8. First Allmerica Financial Life Insurance Company first offered ExecAnnuity Plus to the public in 1994. Performance tables are included in the Statement of Additional Information.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    2.559      3.124      3.503      2.748      2.336      1.894      1.599      1.221
  End of Period....................    1.930      2.559      3.124      3.503      2.748      2.336      1.894      1.599
Number of Units Outstanding at End
 of Period (in thousands)..........  112,605    146,472    166,719    167,814    164,914    156,173    135,573    116,008

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    3.012      3.474      3.874      3.265      2.581      1.977      1.640      1.221
  End of Period....................    2.309      3.012      3.474      3.874      3.265      2.581      1.977      1.640
Number of Units Outstanding at End
 of Period (in thousands)..........   97,085    126,463    135,764    131,644    107,625     85,344     57,428     39,534

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.668      1.573      1.451      1.469      1.384      1.311      1.285      1.152
  End of Period....................    1.796      1.668      1.573      1.451      1.469      1.384      1.311      1.285
Number of Units Outstanding at End
 of Period (in thousands)..........   95,203     59,275     42,354     51,711     48,930     35,261     30,921     31,710

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.410      1.372      1.308      1.262      1.214      1.167      1.124      1.077
  End of Period....................    1.413      1.410      1.372      1.308      1.262      1.214      1.167      1.124
Number of Units Outstanding at End
 of Period (in thousands)..........  184,907    168,048    137,255    205,622    128,730     91,676     92,354     69,311

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............    2.375      2.438      2.316      1.875      1.670      1.482      1.383      1.000
  End of Period....................    1.835      2.375      2.438      2.316      1.875      1.670      1.482      1.383
Number of Units Outstanding at End
 of Period (in thousands)..........   63,322     76,419     81,632     81,133     80,048     70,932     52,927     16,096

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    2.054      2.768      3.417      2.671      2.001      1.514      1.259      1.024
  End of Period....................    1.466      2.054      2.768      3.417      2.671      2.001      1.514      1.259
Number of Units Outstanding at End
 of Period (in thousands)..........   97,683    130,588    144,445    136,939    121,005     96,643     62,633     47,078

AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............    1.445      1.869      2.084      1.605      1.398      1.355      1.127      0.956
  End of Period....................    1.149      1.445      1.869      2.084      1.605      1.398      1.355      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........  137,904    144,032    143,187    129,946    130,011    115,585     77,485     37,680

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    1.236      1.175      1.111
  End of Period....................    1.221      1.236      1.175
Number of Units Outstanding at End
 of Period (in thousands)..........  102,399     72,609     34,373
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    1.266      1.135      1.074
  End of Period....................    1.221      1.226      1.135
Number of Units Outstanding at End
 of Period (in thousands)..........   29,176     22,466      9,535
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.179      1.112      1.075
  End of Period....................    1.152      1.179      1.112
Number of Units Outstanding at End
 of Period (in thousands)..........   32,519     60,265     29,844
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.051      1.035      1.013
  End of Period....................    1.077      1.051      1.035
Number of Units Outstanding at End
 of Period (in thousands)..........   37,668     30,815     30,778
AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    1.055      1.058      1.000
  End of Period....................    1.024      1.055      1.058
Number of Units Outstanding at End
 of Period (in thousands)..........   38,415     26,064      3,039
AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.956        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,530        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.838      1.728      1.590      1.629      1.530      1.418      1.390      1.073
  End of Period....................    1.959      1.838      1.728      1.590      1.629      1.530      1.418      1.390
Number of Units Outstanding at End
 of Period (in thousands)..........  102,999    108,332     91,834    106,780    102,088     86,816     79,054     69,168

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    2.695      2.427      1.889      2.011      1.945      1.580      1.249      1.075
  End of Period....................    2.223      2.695      2.427      1.889      2.011      1.945      1.580      1.249
Number of Units Outstanding at End
 of Period (in thousands)..........   73,932     75,512     84,657    103,456     99,750     85,126     60,145     43,433

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    0.663      0.910      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.505      0.663      0.910        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   64,998     73,596     34,003        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............    0.859      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.625      0.859        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,053      2,783        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............    0.761      0.883      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.523      0.761      0.883        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   44,244     54,115     35,152        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.758        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   57,284        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.741        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,831        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.250      1.145      1.073
  End of Period....................    1.196      1.250      1.145
Number of Units Outstanding at End
 of Period (in thousands)..........   57,454     48,488     15,428
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    1.167      1.000        N/A
  End of Period....................    1.075      1.167        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   33,049      9,902        N/A
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.039      1.053      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.796      1.039      1.053        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........  111,809    107,903     26,264        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.657      0.807      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.448      0.657      0.807        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........  125,366     89,664     41,877        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.826        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,092        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.841        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    5,960        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.685      1.962      1.000      1.736      1.596      1.519      1.284      1.143
  End of Period....................    1.488      1.685      1.962      1.980      1.736      1.596      1.519      1.284
Number of Units Outstanding at End
 of Period (in thousands)..........   35,925     45,358     57,144     63,396     68,279     62,134     44,416     34,692

DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............    0.714      0.862      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.527      0.714      0.862        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   18,371     26,111     20,348        N/A        N/A        N/A        N/A        N/A

EATON VANCE VT FLOATING-RATE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.003      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.992      1.003        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,606      5,031        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
ALLIANCEBERNSTEIN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.129      1.000        N/A
  End of Period....................    1.143      1.129        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   26,924      6,681        N/A
DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
EATON VANCE VT FLOATING-RATE INCOME
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.682      1.779      1.000      1.717      1.514      1.273      1.127      0.977
  End of Period....................    1.513      1.682      1.779      1.879      1.717      1.514      1.273      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........   39,943     56,014     69,447     78,861     69,704     55,551     42,415     33,444

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    3.259      3.479      1.000      3.107      2.824      2.236      1.185      1.490
  End of Period....................    2.667      3.259      3.479      3.256      3.107      2.824      2.236      1.185
Number of Units Outstanding at End
 of Period (in thousands)..........  129,891    155,830    160,638    188,374    187,989    180,001    167,000    139,145

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    3.458      4.261      1.000      3.586      2.608      2.143      1.895      1.419
  End of Period....................    2.382      3.458      4.261      4.857      3.586      2.608      2.143      1.895
Number of Units Outstanding at End
 of Period (in thousands)..........  118,860    145,454    165,188    160,262    149,009    148,211    142,450    116,485

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.518      1.745      1.000      2.142      2.272      1.958      1.743      1.465
  End of Period....................    1.547      1.518      1.745      2.284      2.142      2.272      1.958      1.743
Number of Units Outstanding at End
 of Period (in thousands)..........   53,459     75,143     89,452     97,498     97,829     76,343     53,956     38,042

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.579      2.033      1.000      1.814      1.632      1.484      1.330      1.230
  End of Period....................    1.241      1.579      2.033      2.550      1.814      1.632      1.484      1.330
Number of Units Outstanding at End
 of Period (in thousands)..........   47,396     63,236     72,650     58,821     59,052     56,689     63,050     65,256

FIDELITY VIP CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..............    0.946      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.843      0.946        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   23,143      6,027        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP GROWTH OPPORTUNITIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.744      0.884      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.572      0.744      0.884        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,451      8,713      4,701        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.977        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   20,720        N/A        N/A
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.412      1.211      1.051
  End of Period....................    1.490      1.412      1.211
Number of Units Outstanding at End
 of Period (in thousands)..........  104,356     61,264     17,855
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    1.440      1.224      1.135
  End of Period....................    1.419      1.440      1.224
Number of Units Outstanding at End
 of Period (in thousands)..........   90,717     49,136     18,253
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.510      1.270      1.047
  End of Period....................    1.465      1.510      1.270
Number of Units Outstanding at End
 of Period (in thousands)..........   27,041     13,583      3,625
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.226      0.906      1.030
  End of Period....................    1.230      1.226      0.906
Number of Units Outstanding at End
 of Period (in thousands)..........   59,774     25,395      6,728
FIDELITY VIP CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP GROWTH OPPORTUNITIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.857        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,762        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.748        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,668        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............    0.947      1.192      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.867      0.947      1.192        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,131      5,654      1,498        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.819        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    1,207        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............    0.713      0.854      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.501      0.713      0.854        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   69,575     59,750     39,455        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.844        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    4,311        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.784        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   19,374        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............    0.959      1.113      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.714      0.959      1.113        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   23,378     30,205     17,623        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.767      0.855      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.457      0.767      0.855        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   86,729     67,633     45,951        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.633      0.900      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.591      0.633      0.900        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   50,358    110,027     40,227        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- MID CAP
 GROWTH SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.710        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,341        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- NEW
 DISCOVERY SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.747        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    4,210        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- TOTAL
 RETURN SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.918        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    9,555        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- UTILITIES
 SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.837        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      111        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- MID CAP
 GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- NEW
 DISCOVERY SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- TOTAL
 RETURN SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- UTILITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.785        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,290        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.770        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    7,708        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.946        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,927        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.805        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,512        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.897        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    1,452        N/A        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.692      0.758      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.673      0.692      0.758        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   10,104      8,741      6,325        N/A        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.067      1.007      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.076      1.067      1.007        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   11,154      6,162      1,505        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.484      0.726      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.307      0.484      0.726        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   46,709     61,599     39,623        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.141      1.216      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.028      1.141      1.216        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    9,276     12,847      8,123        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.138      1.485      1.000      1.396      1.222      1.203      1.064      1.000
  End of Period....................    0.917      1.138      1.485      1.834      1.396      1.222      1.203      1.064
Number of Units Outstanding at End
 of Period (in thousands)..........   81,388    115,669     77,533     68,032     68,367     59,832     35,915     10,882

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..........    2.175      2.655      2.977      2.336      1.986      1.610      1.359      1.037      1.000
  End of Period................    1.641      2.175      2.655      2.977      2.336      1.986      1.610      1.359      1.037
Number of Units Outstanding at
 End of Period
 (in thousands)................    8,397     10,745     11,654     10,700      9,224      7,404      4,652      2,436        947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..........    2.552      2.943      3.282      2.766      2.187      1.675      1.390      1.035      1.000
  End of Period................    1.956      2.552      2.943      3.282      2.766      2.187      1.675      1.390      1.035
Number of Units Outstanding at
 End of Period
 (in thousands)................    9,610     11,959     12,588     11,440      8,479      5,712      2,417        947        189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..........    1.446      1.363      1.257      1.273      1.199      1.136      1.113      0.998      1.000
  End of Period................    1.557      1.446      1.363      1.257      1.273      1.199      1.136      1.113      0.998
Number of Units Outstanding at
 End of Period
 (in thousands)................   11,411      5,459      3,312      4,118      2,605      1,694      1,629      1,098        363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..........    1.335      1.299      1.239      1.195      1.149      1.105      1.064      1.020      1.000
  End of Period................    1.337      1.335      1.299      1.239      1.195      1.149      1.105      1.064      1.020
Number of Units Outstanding at
 End of Period
 (in thousands)................   18,996     16,153     11,842     10,044      8,683      8,628      7,379      4,194      1,837

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..........    2.375      2.438      2.316      1.875      1.670      1.482      1.115      1.000        N/A
  End of Period................    1.835      2.375      2.438      2.316      1.875      1.670      1.482      1.115        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    5,252      6,280      7,028      6,678      5,947      5,197      3,849      1,069        N/A

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..........    2.119      2.856      3.525      2.756      2.064      1.562      1.229      1.057      1.000
  End of Period................    1.512      2.119      2.856      3.525      2.756      2.064      1.562      1.229      1.057
Number of Units Outstanding at
 End of Period
 (in thousands)................    8,358     11,268     12,442     11,455      8,389      5,589      2,645      1,278        406

AIT SELECT INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..........    1.446      1.869      2.084      1.605      1.398      1.355      1.128      0.956      1.000
  End of Period................    1.149      1.446      1.869      2.084      1.605      1.398      1.355      1.128      0.956
Number of Units Outstanding at
 End of Period
 (in thousands)................    8,958     11,030     11,747     10,841      9,713      8,076      5,068      2,093        446

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT SELECT INVESTMENT GRADE
 INCOME FUND
Unit Value:
  Beginning of Period..........    1.522      1.431      1.316      1.348      1.267      1.174      1.151      0.990      1.000
  End of Period................    1.622      1.522      1.431      1.316      1.348      1.267      1.174      1.151      0.990
Number of Units Outstanding at
 End of Period
 (in thousands)................    7,379      6,463      5,053      5,686      5,160      3,889      2,854      1,677      1,677

AIT SELECT VALUE OPPORTUNITY
 FUND
Unit Value:
  Beginning of Period..........    2.444      2.201      1.712      1.823      1.764      1.433      1.131      0.975      1.000
  End of Period................    2.015      2.444      2.201      1.712      1.823      1.764      1.433      1.131      0.975
Number of Units Outstanding at
 End of Period
 (in thousands)................    7,246      8,159      7,745      8,309      7,243      5,466      3,037      1,614        795

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..........    0.663      0.910      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.505      0.663      0.910        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    3,018      3,832      2,495        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..........    0.859      1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.625      0.859        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      368         91        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..........    0.761      0.883      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.523      0.761      0.883        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    3,839      4,914      3,008        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.758        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,534        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT
 FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.741        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................       40        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN GROWTH AND
 INCOME PORTFOLIO
Unit Value:
  Beginning of Period..........    1.039      1.053      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.796      1.039      1.053        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    8,986      7,873      1,999        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN PREMIER
 GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    0.657      0.807      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.448      0.657      0.807        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    5,115      5,325      3,419        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP
 VALUE PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.826        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,221        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.841        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      940        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL
 EQUITY SERIES
Unit Value:
  Beginning of Period..........    1.464      1.704      1.720      1.508      1.387      1.319      1.115      0.993      1.000
  End of Period................    1.293      1.464      1.704      1.720      1.508      1.387      1.319      1.115      0.993
Number of Units Outstanding at
 End of Period
 (in thousands)................    3,573      4,207      4,193      4,560      4,148      3,266      2,023      1,304        667

DELAWARE VIP GROWTH
 OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period..........    0.714      0.862      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.527      0.714      0.862        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,129      1,578      1,126        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
EATON VANCE VT FLOATING
 RATE-INCOME FUND
Unit Value:
  Beginning of Period..........    1.003      1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.992      1.003        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      518        560        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.697      1.795      1.896      1.732      1.527      1.284      1.137      0.985      1.000
  End of Period................    1.526      1.697      1.795      1.896      1.732      1.527      1.284      1.137      0.985
Number of Units Outstanding at
 End of Period
 (in thousands)................    3,839      4,396      4,729      4,614      3,514      3,125      2,735      2,025      1,240

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    2.347      2.506      2.345      2.238      2.034      1.610      1.430      1.073      1.000
  End of Period................    1.921      2.347      2.506      2.345      2.238      2.034      1.610      1.430      1.073
Number of Units Outstanding at
 End of Period
 (in thousands)................   13,173     15,468     16,147     17,836     16,111     12,959      9,957      5,738      2,214

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    2.615      3.222      3.673      2.712      1.972      1.620      1.433      1.073      1.000
  End of Period................    1.801      2.615      3.222      3.673      2.712      1.972      1.620      1.433      1.073
Number of Units Outstanding at
 End of Period
 (in thousands)................   13,775     16,960     18,614     16,528     13,035     11,575      9,342      4,952      1,944

FIDELITY VIP HIGH INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.031      1.185      1.551      1.455      1.543      1.330      1.184      0.995      1.000
  End of Period................    1.051      1.031      1.185      1.551      1.455      1.543      1.330      1.184      0.995
Number of Units Outstanding at
 End of Period
 (in thousands)................    8,193     10,895     11,813     15,020     14,203      9,794      5,635      2,530        985

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..........    1.256      1.616      2.028      1.443      1.298      1.180      1.058      0.978      1.000
  End of Period................    0.987      1.256      1.616      2.028      1.443      1.298      1.180      1.058      0.978
Number of Units Outstanding at
 End of Period
 (in thousands)................    4,900      5,677      6,095      4,796      4,358      3,601      3,114      2,804      1,697

FIDELITY VIP
 CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..........    0.946      1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.843      0.946        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    2,396        159        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..........    0.744      0.884      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.572      0.744      0.884        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      474        470        335        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.857        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,169        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.748        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      403        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND
 INCOME SECURITIES FUND
Unit Value:
  Beginning of Period..........    0.947      1.192      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.867      0.947      1.192        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,825      1,191        466        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP
 GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.819        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................       78        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..........    0.713      0.854      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.501      0.713      0.854        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    3,941      3,469      1,703        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.844        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      869        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
FT VIP TEMPLETON FOREIGN
 SECURITIES FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.784        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      254        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF-HEALTH SCIENCES
 FUND
Unit Value:
  Beginning of Period..........    0.959      1.113      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.714      0.959      1.113        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    3,913      4,406      2,421        N/A        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    0.633      0.855      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.457      0.633      0.855        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    3,439      4,723      2,991        N/A        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    0.767      0.900      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.591      0.767      0.900        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    4,120      4,789      3,157        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- MID
 CAP GROWTH SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.710        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................       56        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- NEW
 DISCOVERY SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.747        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      310        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- TOTAL
 RETURN SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.918        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,213        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
MFS-REGISTERED TRADEMARK-
 UTILITIES SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.837        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................       38        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.785        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      169        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.770        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,236        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.946        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      298        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.805        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................      362        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.897        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................       13        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..........    0.692      0.758      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.673      0.692      0.758        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,174      1,807        793        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.067      1.007      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.076      1.067      1.007        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    1,733        968        253        N/A        N/A        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..........    0.484      0.726      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.307      0.484      0.726        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    3,309      4,047      2,629        N/A        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.141      1.216      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.028      1.141      1.216        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    2,316      2,961      1,502        N/A        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL
 STOCK
Unit Value:
  Beginning of Period..........    1.138      1.485      1.834      1.396      1.222      1.203      1.064      1.000        N/A
  End of Period................    0.917      1.138      1.485      1.834      1.396      1.222      1.203      1.064        N/A
Number of Units Outstanding at
 End of Period
 (in thousands)................    5,300      6,336      6,720      5,937      5,670      4,536      2,506        542        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) or by First Allmerica Financial Life Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PREEXISTING CONTRACTUAL PLANS AND PROGRAMS.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2003 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      EATON VANCE VARIABLE TRUST
AIT Core Equity Fund                             Eaton Vance VT Floating-Rate Income Fund
AIT Equity Index Fund
AIT Government Bond Fund                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIT Money Market Fund                            Fidelity VIP Asset Manager Portfolio
AIT Select Capital Appreciation Fund             Fidelity VIP Equity-Income Portfolio
AIT Select Growth Fund                           Fidelity VIP Growth Portfolio
AIT Select International Equity Fund             Fidelity VIP High Income Portfolio
AIT Select Investment Grade Income Fund          Fidelity VIP Overseas Portfolio
AIT Select Value Opportunity Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIM VARIABLE INSURANCE FUNDS                     (SERVICE CLASS 2)
(SERIES I SHARES)                                Fidelity VIP Contrafund-Registered Trademark-
AIM V.I. Aggressive Growth Fund                  Portfolio
AIM V.I. Blue Chip Fund                          Fidelity VIP Growth Opportunities Portfolio
AIM V.I. Premier Equity Fund                     Fidelity VIP Mid Cap Portfolio
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP Value Strategies Portfolio
(SERIES II SHARES)                               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIM V.I. Basic Value Fund                        (CLASS 2)
AIM V.I. Capital Development Fund                FT VIP Franklin Growth and Income Securities Fund
                                                 FT VIP Franklin Large Cap Growth Securities Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS              FT VIP Franklin Small Cap Fund
SERIES FUND, INC. (CLASS B)                      FT VIP Mutual Shares Securities Fund
AllianceBernstein Growth and Income Portfolio    FT VIP Templeton Foreign Securities Fund
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Small Cap Value Portfolio      INVESCO VARIABLE INVESTMENT FUNDS, INC.
AllianceBernstein Value Portfolio                INVESCO VIF-Health Sciences Fund
DELAWARE VIP TRUST                               JANUS ASPEN SERIES (SERVICE SHARES)
Delaware VIP International Value Equity Series   Janus Aspen Growth and Income Portfolio
DELAWARE VIP TRUST (SERVICE CLASS)               Janus Aspen Growth Portfolio
Delaware VIP Growth Opportunities Series


                                                   (CONTINUING TO THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2003

(CONT.)


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE     PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
TRUST-SM-                                        Pioneer Emerging Markets VCT Portfolio
(SERVICE CLASS)                                  Pioneer Real Estate Shares VCT Portfolio
MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series   SCUDDER VARIABLE SERIES II
MFS-Registered Trademark- Total Return Series    Scudder Technology Growth Portfolio
MFS-Registered Trademark- Utilities Series       SVS Dreman Financial Services Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE      T. ROWE PRICE INTERNATIONAL SERIES, INC.
SHARES)                                          T. Rowe Price International Stock Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Multiple Strategies Fund/VA



In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING FUNDS...........................................        16
INVESTMENT OBJECTIVES AND POLICIES..........................        17
PERFORMANCE INFORMATION.....................................        22
DESCRIPTION OF THE CONTRACT.................................        24
  PAYMENTS..................................................        24
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        25
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        25
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        26
  TRANSFER PRIVILEGE........................................        26
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        26
  SURRENDER.................................................        27
  WITHDRAWALS...............................................        28
        Systematic Withdrawals..............................        28
        Life Expectancy Distributions.......................        28
  DEATH BENEFIT.............................................        29
        Death of the Annuitant Prior to the Annuity Date....        29
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        30
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        30
        Death of the Annuitant On or After the Annuity
        Date................................................        30
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        30
  OPTIONAL ENHANCED EARNINGS RIDER..........................        31
  ASSIGNMENT................................................        33
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        33
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        34
  ANNUITY BENEFIT PAYMENTS..................................        35
        Determination of the First Variable Annuity Benefit
        Payment.............................................        35
        The Annuity Unit....................................        36
        Determination of the Number of Annuity Units........        36
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments ...........................................        36
  NORRIS DECISION...........................................        37
  COMPUTATION OF VALUES.....................................        37
        The Accumulation Unit...............................        37
        Net Investment Factor...............................        37
CHARGES AND DEDUCTIONS......................................        38
  VARIABLE ACCOUNT DEDUCTIONS...............................        38
        Mortality and Expense Risk Charge...................        38
        Administrative Expense Charge.......................        38
        Other Charges.......................................        38
  CONTRACT FEE..............................................        39
  OPTIONAL RIDER CHARGES....................................        39
  PREMIUM TAXES.............................................        39
  SURRENDER CHARGE..........................................        40
        Charges for Surrender and Withdrawal................        40
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        41
        Withdrawal Without Surrender Charge.................        42
        Surrenders..........................................        43
        Charge at the Time Annuity Benefit Payments Begin...        43

  TRANSFER CHARGE...........................................        43
GUARANTEE PERIOD ACCOUNTS...................................        44
FEDERAL TAX CONSIDERATIONS..................................        46
  GENERAL...................................................        46
        The Company.........................................        46
        Diversification Requirements........................        46
        Owner Control.......................................        46
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        47
  TAXATION OF THE CONTRACT..................................        47
        In General..........................................        47
        Mandatory Distribution Requirements for Qualified
        Contracts...........................................        47
        Mandatory Distribution Requirements for
        Non-Qualified Contracts.............................        49
        Withdrawals Prior to Annuitization..................        49
        Annuity Payouts After Annuitization.................        49
        Penalty on Early Distributions......................        50
        Assignments or Transfers............................        51
        Nonnatural Owners...................................        51
  TAX WITHHOLDING...........................................        51
  PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS.........        51
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        52
        Individual Retirement Annuities.....................        52
        Tax-Sheltered Annuities.............................        52
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        52
        Texas Optional Retirement Program...................        52
STATEMENTS AND REPORTS......................................        52
LOANS (QUALIFIED CONTRACTS ONLY)............................        53
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        53
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        54
VOTING RIGHTS...............................................        54
DISTRIBUTION................................................        55
LEGAL MATTERS...............................................        55
FURTHER INFORMATION.........................................        55
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- THE DEATH BENEFIT.............................       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION...............       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         4
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
 CALCULATION................................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
EXCHANGE OFFER..............................................         7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER (AFLIAC Only)................................        12
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), MFS-Registered Trademark-Variable Insurance Trust-SM- (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS II"), and T. Rowe Price International Series, Inc.
("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES


TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.



                                                                         MAXIMUM
                                                                         CHARGE
SURRENDER CHARGE(1):
  (as a percentage of payments withdrawn)                                 8.0%

TRANSFER CHARGE(2):                                           $0 on the first 12 transfers
                                                               in a Policy year. Up to $25
                                                                for subsequent transfers.


(1)During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.


COMPLETE YEARS FROM
  DATE OF PAYMENT            CHARGE
-------------------         --------
    Less than 2               8.0%
    Less than 3               7.0%
    Less than 4               6.0%
    Less than 5               5.0%
    Less than 6               4.0%
    Less than 7               3.0%
    Less than 8               2.0%
    Less than 9               1.0%
    Thereafter                0.0%


(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.


ANNUAL CONTRACT FEE:(1)                                          $30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
    assets)
  Mortality and Expense Risk Charge:                           1.25%
  Administrative Expense Charge:                               0.20%
                                                              ------
  Total Annual Expenses:                                       1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a perventage of the
    Accumulated Value is:
    Enhanced Earnings Rider                                    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
     with a ten-year waiting period(2)                         0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
     with a fifteen-year waiting period(2)                     0.15%

(1)During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

(2)If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS


TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.



       TOTAL ANNUAL FUND OPERATING EXPENSES                  MINIMUM                  MAXIMUM
       ------------------------------------                  -------                  -------
Expenses that are deducted from Underlying Fund         Annual charge of         Annual charge of
assets, including management fees, distribution        0.50%(1) of average      3.11%(2) of average
and/or service (12b-1) fees and other expenses.         daily net assets         daily net assets



(1)Through December 31, 2003, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 0.60% for the AIT Money Market Fund. The total operating expenses of this Fund was less than its expense limitation throughout 2002.



The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to this Fund. The limitations may be terminated at any time.



(2)In effect through December 31, 2003, Pioneer has agreed not to impose all or a portion of its Management fee and, if necessary, to limit Other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. With these expense limitations, Total Fund Expenses on the Pioneer Emerging Markets VCT Portfolio, for year ended, December 31, 2002, were 1.99%.



Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2002, as adjusted for any material changes. The Underlying Fund information is based on information provided by the Underlying Fund and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                   $1,230     $2,158     $2,996     $5,082


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                    $511      $1,530     $2,548     $5,082

MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $945      $1,316     $1,578     $2,327


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $203       $627      $1,078     $2,327

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;


    - Guarantees that can protect your beneficiaries during the accumulation phase; and



    - Income payments that you can receive for life.



WHAT HAPPENS IN THE ACCUMULATION PHASE?



The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the AIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.



Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.



The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.


THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

    - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New
York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.)


In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.


The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.


If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL

INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                            AND THE UNDERLYING FUNDS



THE COMPANIES. First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. The principal office of the Companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").



The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2002, Allmerica Financial and its subsidiaries had over $20.6 billion in combined assets and over $33.6 billion of life insurance in force, and First Allmerica had over $5.1 billion in assets and over $8.4 billion of life insurance in force.


THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.


Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company.
Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.


UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.



A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.



MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.



ALLMERICA INVESTMENT TRUST (SERVICE SHARES)


ADVISER: ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.


AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.


AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)


ADVISER: A I M ADVISORS, INC.


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

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AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.



AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)


ADVISER: A I M ADVISORS, INC.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


ADVISER: ALLIANCE CAPITAL MANAGEMENT, L.P.



ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.



ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.



DELAWARE VIP TRUST


ADVISER: DELAWARE INTERNATIONAL ADVISERS LTD.


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States.


DELAWARE VIP TRUST (SERVICE CLASS)


ADVISER: DELAWARE MANAGEMENT COMPANY



DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies that the management team believes will provide high and consistent earnings growth with a reasonable level of risk.



EATON VANCE VARIABLE TRUST


ADVISER: EATON VANCE MANAGEMENT


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The
Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.



FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation.



FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital.



FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)


ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY



FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation.



FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth.



FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital.



FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


ADVISER:FRANKLIN ADVISERS, INC. -- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
        FUND, FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND AND FT VIP FRANKLIN SMALL CAP FUND



ADVISER:FRANKLIN MUTUAL ADVISERS, LLC -- FT VIP MUTUAL SHARES SECURITIES FUND



ADVISER:TEMPLETON INVESTMENT COUNSEL, LLC -- FT VIP TEMPLETON FOREIGN SECURITIES
        FUND



FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market.


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.


FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity and debt securities including high yield, lower-rated securities of U.S. companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in equity securities of companies located outside the U.S., including those in emerging markets.

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INVESCO VARIABLE INVESTMENT FUNDS, INC.


ADVISER: INVESCO FUNDS GROUP, INC.



INVESCO VIF-HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.



JANUS ASPEN SERIES (SERVICE SHARES)


ADVISER: JANUS CAPITAL



JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.



JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS)


ADVISER: MFS INVESTMENT MANAGEMENT-REGISTERED TRADEMARK-


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


ADVISER: OPPENHEIMERFUNDS, INC.



OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.



OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in high-yield fixed-income securities.



OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income), from equity and debt securities. This Fund formerly was known as the Oppenheimer Main Street Growth & Income Fund/VA.



OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)


ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.



PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.



SCUDDER VARIABLE SERIES II


ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.


T. ROWE PRICE INTERNATIONAL SERIES, INC.


ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION


The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the Statement of Additional Information.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

    (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.


At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT


AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES.



This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be /unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the AIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the market timing limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the AIT Government Bond Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER


At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender on a Company approved form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.


The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."


For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

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WITHDRAWALS


At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company approved form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.


Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.


Each withdrawal must be in a minimum amount of $100.


Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS."


For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will

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terminate automatically on the maximum Annuity Date permitted under the
Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another
6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "TAXATION OF THE CONTRACT" under FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (a) or
(b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.


This guaranteed death benefit works in the following way assuming no withdrawals are made: On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where
(b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the

Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.


DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:


    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.


However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER (EER)


The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.


The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

    1.  The Annuitant's death must occur prior to the Annuity Date.

    2.  The difference between (a) and (b) must be greater than zero, where:

       (a) is the Accumulated Value, and

      (b) is gross payments not previously withdrawn.

      If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE -- 0 TO 70 -- If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

    (a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

    (b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE -- 71 TO 75 -- If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

    (a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death); or

    (b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or


    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X (150,000 - 100,000)) = $25,000



The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).


EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the LESSER of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

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EXAMPLE 4.  Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

    1.  the Annuity Date;

    2.  the date the Contract is surrendered;

    3.  the date the Company determines a death benefit is payable; or

    4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the

Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.


If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Equity Index Fund, the AIT Core Equity Fund and the AIT Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY -- This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY -- This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

                (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS) -- This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its

Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the

Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.


CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES


Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.



The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.



If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:


1.     Optional Minimum Guaranteed Annuity Payout Rider (M-GAP)
       with a ten-year waiting period:.............................    0.25%
2.     Optional Minimum Guaranteed Annuity Payout Rider (M-GAP)
       with a fifteen-year waiting period:.........................    0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than nine years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

   COMPLETE      CHARGE AS PERCENTAGE OF
  YEARS FROM          NEW PAYMENTS
DATE OF PAYMENT         WITHDRAWN
---------------  -----------------------
  Less than 2              8%
  Less than 3              7%
  Less than 4              6%
  Less than 5              5%
  Less than 6              4%
  Less than 7              3%
  Less than 8              2%
  Less than 9              1%
  Thereafter               0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class;
(2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): (1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll; (2) any director of the Company; (3) any retiree who elected to retire on his/her retirement date; (4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and (5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan. For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is:  100% of Cumulative Earnings (calculated as the
                       Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

        Where (2) is:  10% of the Accumulated Value as of the Valuation Date the
                       Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where (3) is:  The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by

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multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for
                   (example: 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.


Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.



PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.


IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.



As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.



DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account. The Company intends that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of
Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.


TAXATION OF THE CONTRACT


IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.



MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS.  Under
Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age
70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.) The temporary regulations under
Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized, the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)



The temporary regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, except for acceleration, payments under such contract must generally be nonincreasing. According to the temporary regulations, payments will not fail to satisfy the nonincreasing payment requirement merely because payments are increased in one or more of the following ways:



    (1) By a constant percentage, applied not less frequently than annually;



    (2) To provide a payment upon the death of the employee equal to the excess of the account value being annuitized over the total payments before the death of the employee;



    (3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payment or payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured;



    (4) As a final payment under the annuity contract, but only if the payment does not exceed the total future expected payments as of the date of the payment; or



    (5) As a partial distribution under the contract, but only if the contract provides for a final payment as of the date of partial distribution that satisfies paragraph (4) above, and the future payments under the contract are reduced by multiplying the otherwise applicable future payments by a fraction, the numerator of which is the excess of that final payment over the amount of the partial distribution and the denominator of which is the amount of that final payment. For the purpose of determining this ratio, the denominator is reduced by the amount of any regularly scheduled payment due on the date of the partial distribution.



Some forms of annuity payments permitted under the Contract may not meet the requirements under the temporary regulations issued pursuant to
Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.



To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.



If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of
Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS.  Under
Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).



Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed (i) within five years after the death of the Owner, and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary. No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.



WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.



ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.



PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:


    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or


    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.



No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.



In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or
Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.



ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.



NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.



PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.


Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.



INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the AIT Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION


VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who are registered representatives of VeraVest or of other broker-dealers.



The Company pays commissions, not to exceed 6.0% of payments, to registered representatives of VeraVest. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of payments.



The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to VeraVest for services it performs and expenses it may incur as principal underwriter and general distributor.


Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT


PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

               HYPOTHETICAL          WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED        WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE             CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------------       ----------       ---------
    1          $ 54,000.00            $ 5,400.00              8%           $3,888.00
    2            58,320.00              8,320.00              8%            4,000.00
    3            62,985.60             12,985.60              7%            3,500.00
    4            68,024.45             18,024.45              6%            3,000.00
    5            73,466.40             23,466.40              5%            2,500.00
    6            79,343.72             29,343.72              4%            2,000.00
    7            85,691.21             35,691.21              3%            1,500.00
    8            92,546.51             42,546.51              2%            1,000.00
    9            99,950.23             49,950.23              1%              500.00
   10           107,946.25             57,946.25              0%                0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

               HYPOTHETICAL                            WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED                          WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE           WITHDRAWALS         CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------       -----------------       ----------       ---------
    1           $54,000.00        $     0.00            $ 5,400.00              8%            $  0.00
    2            58,320.00              0.00              8,320.00              8%               0.00
    3            62,985.60              0.00             12,985.60              7%               0.00
    4            68,024.45         30,000.00             18,024.45              6%             718.53
    5            41,066.40         10,000.00              4,106.68              5%             294.67
    6            33,551.72          5,000.00              3,355.17              4%              65.79
    7            30,835.85         10,000.00              3,083.59              3%             207.49
    8            22,502.72         15,000.00              2,250.27              2%             254.99
    9             8,102.94              0.00                810.29              1%               0.00
   10             8,751.17              0.00              1,248.45              0%               0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

For purposes of the examples below:

  i    =  the guaranteed interest rate being credited to the guarantee period.
  j    =  the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.
  n    =  the number of days from the date of surrender to the
          expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17452

The Market Value Adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1
                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1
                               =  (.98182) TO THE POWER OF 7 - 1
                               =  -.12054

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal
                               =  -.12054 X $62,985.60
                               =  -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1
                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1
                               =  (1.02857)7 TO THE POWER OF 7 - 1
                               =  .21798

The Market Value Adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%
                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)
                               =  Minimum of ($13,729.78 or $8,349.25)
                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1
                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1
                               =  (1.00935) TO THE POWER OF 7 - 1
                               =  .06728

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal
                               =  .06728 X $62,985.60
                               =  $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT


PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

            HYPOTHETICAL     WITHDRAWAL
CONTRACT    ACCUMULATED     MARKET VALUE       DEATH          DEATH          DEATH       HYPOTHETICAL
  YEAR         VALUE         ADJUSTMENT     BENEFIT (A)    BENEFIT (B)    BENEFIT (C)    DEATH BENEFIT
--------    ------------    ------------    -----------    -----------    -----------    -------------
    1        $53,000.00        $  0.00      $53,000.00     $52,500.00     $50,000.00      $53,000.00
    2         53,530.00         500.00       54,030.00      55,125.00      53,000.00       55,125.00
    3         58,883.00           0.00       58,883.00      57,881.25      55,125.00       58,883.00
    4         52,994.70         500.00       53,494.70      60,775.31      58,883.00       60,775.31
    5         58,294.17           0.00       58,294.17      63,814.08      60,775.31       63,814.08
    6         64,123.59         500.00       64,623.59      67,004.78      63,814.08       67,004.78
    7         70,535.95           0.00       70,535.95      70,355.02      67,004.78       70,535.95
    8         77,589.54         500.00       78,089.54      73,872.77      70,535.95       78,089.54
    9         85,348.49           0.00       85,348.49      77,566.41      78,089.54       85,348.49
   10         93,883.34           0.00       93,883.34      81,444.73      85,348.49       93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

            HYPOTHETICAL                    WITHDRAWAL
            ACCUMULATED                    MARKET VALUE       DEATH          DEATH          DEATH       HYPOTHETICAL
  YEAR         VALUE        WITHDRAWALS     ADJUSTMENT     BENEFIT (A)    BENEFIT (B)    BENEFIT (C)    DEATH BENEFIT
--------    ------------    -----------    ------------    -----------    -----------    -----------    -------------
    1        $53,000.00     $     0.00        $  0.00      $53,000.00     $52,500.00     $50,000.00       53,000.00
    2         53,530.00           0.00         500.00       54,030.00      55,125.00      53,000.00       55,125.00
    3          3,883.00      50,000.00           0.00        3,883.00       4,171.13       3,972.50        4,171.13
    4          3,494.70           0.00         500.00        3,994.70       4,379.68       4,171.13        4,379.68
    5          3,844.17           0.00           0.00        3,844.17       4,598.67       4,379.68        4,598.67
    6          4,228.59           0.00         500.00        4,728.59       4,828.60       4,598.67        4,828.60
    7          4,651.45           0.00           0.00        4,651.45       5,070.03       4,828.60        5,070.03
    8          5,116.59           0.00         500.00        5,616.59       5,323.53       5,070.03        5,616.59
    9          5,628.25           0.00           0.00        5,628.25       5,589.71       5,616.59        5,628.25
   10            691.07       5,000.00           0.00          691.07         712.70         683.44          712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
               ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    2.559      3.124      3.503      2.748      2.336      1.894      1.599      1.221
  End of Period....................    1.930      2.559      3.124      3.503      2.748      2.336      1.894      1.599
Number of Units Outstanding at End
 of Period (in thousands)..........  112,605    146,472    166,719    167,814    164,914    156,173    135,573    116,008

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    3.012      3.474      3.874      3.265      2.581      1.977      1.640      1.221
  End of Period....................    2.309      3.012      3.474      3.874      3.265      2.581      1.977      1.640
Number of Units Outstanding at End
 of Period (in thousands)..........   97,085    126,463    135,764    131,644    107,625     85,344     57,428     39,534

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.668      1.573      1.451      1.469      1.384      1.311      1.285      1.152
  End of Period....................    1.796      1.668      1.573      1.451      1.469      1.384      1.311      1.285
Number of Units Outstanding at End
 of Period (in thousands)..........   95,203     59,275     42,354     51,711     48,930     35,261     30,921     31,710

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.410      1.372      1.308      1.262      1.214      1.167      1.124      1.077
  End of Period....................    1.413      1.410      1.372      1.308      1.262      1.214      1.167      1.124
Number of Units Outstanding at End
 of Period (in thousands)..........  184,907    168,048    137,255    205,622    128,730     91,676     92,354     69,311

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............    2.375      2.438      2.316      1.875      1.670      1.482      1.383      1.000
  End of Period....................    1.835      2.375      2.438      2.316      1.875      1.670      1.482      1.383
Number of Units Outstanding at End
 of Period (in thousands)..........   63,322     76,419     81,632     81,133     80,048     70,932     52,927     16,096

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    2.054      2.768      3.417      2.671      2.001      1.514      1.259      1.024
  End of Period....................    1.466      2.054      2.768      3.417      2.671      2.001      1.514      1.259
Number of Units Outstanding at End
 of Period (in thousands)..........   97,683    130,588    144,445    136,939    121,005     96,643     62,633     47,078

AIT SELECT INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..............    1.445      1.869      2.084      1.605      1.398      1.355      1.127      0.956
  End of Period....................    1.149      1.445      1.869      2.084      1.605      1.398      1.355      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........  137,904    144,032    143,187    129,946    130,011    115,585     77,485     37,680

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    1.236      1.175      1.111
  End of Period....................    1.221      1.236      1.175
Number of Units Outstanding at End
 of Period (in thousands)..........  102,399     72,609     34,373
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    1.266      1.135      1.074
  End of Period....................    1.221      1.226      1.135
Number of Units Outstanding at End
 of Period (in thousands)..........   29,176     22,466      9,535
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.179      1.112      1.075
  End of Period....................    1.152      1.179      1.112
Number of Units Outstanding at End
 of Period (in thousands)..........   32,519     60,265     29,844
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.051      1.035      1.013
  End of Period....................    1.077      1.051      1.035
Number of Units Outstanding at End
 of Period (in thousands)..........   37,668     30,815     30,778
AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    1.055      1.058      1.000
  End of Period....................    1.024      1.055      1.058
Number of Units Outstanding at End
 of Period (in thousands)..........   38,415     26,064      3,039
AIT SELECT INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.956        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,530        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.838      1.728      1.590      1.629      1.530      1.418      1.390      1.073
  End of Period....................    1.959      1.838      1.728      1.590      1.629      1.530      1.418      1.390
Number of Units Outstanding at End
 of Period (in thousands)..........  102,999    108,332     91,834    106,780    102,088     86,816     79,054     69,168

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    2.695      2.427      1.889      2.011      1.945      1.580      1.249      1.075
  End of Period....................    2.223      2.695      2.427      1.889      2.011      1.945      1.580      1.249
Number of Units Outstanding at End
 of Period (in thousands)..........   73,932     75,512     84,657    103,456     99,750     85,126     60,145     43,433

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    0.663      0.910      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.505      0.663      0.910        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   64,998     73,596     34,003        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............    0.859      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.625      0.859        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,053      2,783        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............    0.761      0.883      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.523      0.761      0.883        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   44,244     54,115     35,152        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.758        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   57,284        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.741        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,831        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.250      1.145      1.073
  End of Period....................    1.196      1.250      1.145
Number of Units Outstanding at End
 of Period (in thousands)..........   57,454     48,488     15,428
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    1.167      1.000        N/A
  End of Period....................    1.075      1.167        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   33,049      9,902        N/A
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.039      1.053      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.796      1.039      1.053        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........  111,809    107,903     26,264        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.657      0.807      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.448      0.657      0.807        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........  125,366     89,664     41,877        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.826        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,092        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.841        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    5,960        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.685      1.962      1.000      1.736      1.596      1.519      1.284      1.143
  End of Period....................    1.488      1.685      1.962      1.980      1.736      1.596      1.519      1.284
Number of Units Outstanding at End
 of Period (in thousands)..........   35,925     45,358     57,144     63,396     68,279     62,134     44,416     34,692

DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............    0.714      0.862      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.527      0.714      0.862        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   18,371     26,111     20,348        N/A        N/A        N/A        N/A        N/A

EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.003      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.992      1.003        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,606      5,031        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
ALLIANCEBERNSTEIN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.129      1.000        N/A
  End of Period....................    1.143      1.129        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   26,924      6,681        N/A
DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.682      1.779      1.000      1.717      1.514      1.273      1.127      0.977
  End of Period....................    1.513      1.682      1.779      1.879      1.717      1.514      1.273      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........   39,943     56,014     69,447     78,861     69,704     55,551     42,415     33,444

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    3.259      3.479      1.000      3.107      2.824      2.236      1.185      1.490
  End of Period....................    2.667      3.259      3.479      3.256      3.107      2.824      2.236      1.185
Number of Units Outstanding at End
 of Period (in thousands)..........  129,891    155,830    160,638    188,374    187,989    180,001    167,000    139,145

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    3.458      4.261      1.000      3.586      2.608      2.143      1.895      1.419
  End of Period....................    2.382      3.458      4.261      4.857      3.586      2.608      2.143      1.895
Number of Units Outstanding at End
 of Period (in thousands)..........  118,860    145,454    165,188    160,262    149,009    148,211    142,450    116,485

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.518      1.745      1.000      2.142      2.272      1.958      1.743      1.465
  End of Period....................    1.547      1.518      1.745      2.284      2.142      2.272      1.958      1.743
Number of Units Outstanding at End
 of Period (in thousands)..........   53,459     75,143     89,452     97,498     97,829     76,343     53,956     38,042

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.579      2.033      1.000      1.814      1.632      1.484      1.330      1.230
  End of Period....................    1.241      1.579      2.033      2.550      1.814      1.632      1.484      1.330
Number of Units Outstanding at End
 of Period (in thousands)..........   47,396     63,236     72,650     58,821     59,052     56,689     63,050     65,256

FIDELITY VIP CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..............    0.946      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.843      0.946        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   23,143      6,027        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP GROWTH OPPORTUNITIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.744      0.884      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.572      0.744      0.884        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,451      8,713      4,701        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.977        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   20,720        N/A        N/A
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.412      1.211      1.051
  End of Period....................    1.490      1.412      1.211
Number of Units Outstanding at End
 of Period (in thousands)..........  104,356     61,264     17,855
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    1.440      1.224      1.135
  End of Period....................    1.419      1.440      1.224
Number of Units Outstanding at End
 of Period (in thousands)..........   90,717     49,136     18,253
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.510      1.270      1.047
  End of Period....................    1.465      1.510       1.27
Number of Units Outstanding at End
 of Period (in thousands)..........   27,041     13,583      3,625
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.226      0.906      1.030
  End of Period....................    1.230      1.226      0.906
Number of Units Outstanding at End
 of Period (in thousands)..........   59,774     25,395      6,728
FIDELITY VIP CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP GROWTH OPPORTUNITIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.857        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,762        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.748        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,668        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............    0.947      1.192      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.867      0.947      1.192        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,131      5,654      1,498        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.819        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    1,207        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............    0.713      0.854      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.501      0.713      0.854        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   69,575     59,750     39,455        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.844        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    4,311        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.784        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   19,374        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............    0.959      1.113      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.714      0.959      1.113        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   23,378     30,205     17,623        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.633      0.900      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.457      0.633      0.900        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   86,729    110,027     40,227        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.767      0.855      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.591      0.767      0.855        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   50,358     67,633     45,951        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- MID CAP
 GROWTH SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.710        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,341        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- NEW
 DISCOVERY SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.747        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    4,210        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- TOTAL
 RETURN SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.918        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    9,555        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- UTILITIES
 SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.837        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      111        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- MID CAP
 GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- NEW
 DISCOVERY SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- TOTAL
 RETURN SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- UTILITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.785        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,290        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.770        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    7,708        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.946        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,927        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.805        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,512        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.897        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    1,452        N/A        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.692      0.758      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.673      0.692      0.758        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   10,104      8,741      6,325        N/A        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.067      1.007      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.076      1.067      1.007        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   11,154      6,162      1,505        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.484      0.726      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.307      0.484      0.726        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   46,709     61,599     39,623        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.141      1.216      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.028      1.141      1.216        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    9,276     12,847      8,123        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.138      1.485      1.000      1.396      1.222      1.203      1.064      1.000
  End of Period....................    0.917      1.138      1.485      1.834      1.396      1.222      1.203      1.064
Number of Units Outstanding at End
 of Period (in thousands)..........   81,388    115,669     77,533     68,032     68,367     59,832     35,915     10,882

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..........    2.175      2.655      2.977      2.336      1.986      1.610      1.359      1.037      1.000
  End of Period................    1.641      2.175      2.655      2.977      2.336      1.986      1.610      1.359      1.037
Number of Units Outstanding at
 End of Period (in
 thousands)....................    8,397     10,745     11,654     10,700      9,224      7,404      4,652      2,436        947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..........    2.552      2.943      3.282      2.766      2.187      1.675      1.390      1.035      1.000
  End of Period................    1.956      2.552      2.943      3.282      2.766      2.187      1.675      1.390      1.035
Number of Units Outstanding at
 End of Period (in
 thousands)....................    9,610     11,959     12,588     11,440      8,479      5,712      2,417        947        189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..........    1.446      1.363      1.257      1.273      1.199      1.136      1.113      0.998      1.000
  End of Period................    1.557      1.446      1.363      1.257      1.273      1.199      1.136      1.113      0.998
Number of Units Outstanding at
 End of Period (in
 thousands)....................   11,411      5,459      3,312      4,118      2,605      1,694      1,629      1,098        363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..........    1.335      1.299      1.239      1.195      1.149      1.105      1.064      1.020      1.000
  End of Period................    1.337      1.335      1.299      1.239      1.195      1.149      1.105      1.064      1.020
Number of Units Outstanding at
 End of Period (in
 thousands)....................   18,996     16,153     11,842     10,044      8,683      8,628      7,379      4,194      1,837

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..........    2.375      2.438      2.316      1.875      1.670      1.482      1.115      1.000        N/A
  End of Period................    1.835      2.375      2.438      2.316      1.875      1.670      1.482      1.115        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,252      6,280      7,028      6,678      5,947      5,197      3,849      1,069        N/A

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..........    2.119      2.856      3.525      2.756      2.064      1.562      1.229      1.057      1.000
  End of Period................    1.512      2.119      2.856      3.525      2.756      2.064      1.562      1.229      1.057
Number of Units Outstanding at
 End of Period (in
 thousands)....................    8,358     11,268     12,442     11,455      8,389      5,589      2,645      1,278        406

AIT SELECT INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..........    1.446      1.869      2.084      1.605      1.398      1.355      1.128      0.956      1.000
  End of Period................    1.149      1.446      1.869      2.084      1.605      1.398      1.355      1.128      0.956
Number of Units Outstanding at
 End of Period (in
 thousands)....................    8,958     11,030     11,747     10,841      9,713      8,076      5,068      2,093        446

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT SELECT INVESTMENT GRADE
 INCOME FUND
Unit Value:
  Beginning of Period..........    1.522      1.431      1.316      1.348      1.267      1.174      1.151      0.990      1.000
  End of Period................    1.622      1.522      1.431      1.316      1.348      1.267      1.174      1.151      0.990
Number of Units Outstanding at
 End of Period (in
 thousands)....................    7,379      6,463      5,053      5,686      5,160      3,889      2,854      1,677      1,677

AIT SELECT VALUE OPPORTUNITY
 FUND
Unit Value:
  Beginning of Period..........    2.444      2.201      1.712      1.823      1.764      1.433      1.131      0.975      1.000
  End of Period................    2.015      2.444      2.201      1.712      1.823      1.764      1.433      1.131      0.975
Number of Units Outstanding at
 End of Period (in
 thousands)....................    7,246      8,159      7,745      8,309      7,243      5,466      3,037      1,614        795

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..........    0.663      0.910      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.505      0.663      0.910        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    3,018      3,832      2,495        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..........    0.859      1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.625      0.859        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      368         91        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..........    0.761      0.883      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.523      0.761      0.883        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    3,839      4,914      3,008        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.758        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,534        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT
 FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.741        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................       40        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN GROWTH AND
 INCOME PORTFOLIO
Unit Value:
  Beginning of Period..........    1.039      1.053      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.796      1.039      1.053        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    8,986      7,873      1,999        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN PREMIER
 GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    0.657      0.807      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.448      0.657      0.807        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,115      5,325      3,419        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE BERNSTEIN SMALL CAP
 VALUE PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.826        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,221        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN TECHNOLOGY
 PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL
 VALUE EQUITY SERIES
Unit Value:
  Beginning of Period..........    1.464      1.704      1.720      1.508      1.387      1.319      1.115      0.993      1.000
  End of Period................    1.293      1.464      1.704      1.720      1.508      1.387      1.319      1.115      0.993
Number of Units Outstanding at
 End of Period (in
 thousands)....................    3,573      4,207      4,193      4,560      4,148      3,266      2,023      1,304        667

DELAWARE VIP GROWTH
 OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period..........    0.714      0.862      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.527      0.714      0.862        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,129      1,578      1,126        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
EATON VANCE VT FLOATING
 RATE-INCOME FUND
Unit Value:
  Beginning of Period..........    1.003      1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.992      1.003        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      518        560        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.697      1.795      1.896      1.732      1.527      1.284      1.137      0.985      1.000
  End of Period................    1.526      1.697      1.795      1.896      1.732      1.527      1.284      1.137      0.985
Number of Units Outstanding at
 End of Period (in
 thousands)....................    3,839      4,396      4,729      4,614      3,514      3,125      2,735      2,025      1,240

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    2.347      2.506      2.345      2.238      2.034      1.610      1.430      1.073      1.000
  End of Period................    1.921      2.347      2.506      2.345      2.238      2.034      1.610      1.430      1.073
Number of Units Outstanding at
 End of Period (in
 thousands)....................   13,173     15,468     16,147     17,836     16,111     12,959      9,957      5,738      2,214

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    2.615      3.222      3.673      2.712      1.972      1.620      1.433      1.073      1.000
  End of Period................    1.801      2.615      3.222      3.673      2.712      1.972      1.620      1.433      1.073
Number of Units Outstanding at
 End of Period (in
 thousands)....................   13,775     16,960     18,614     16,528     13,035     11,575      9,342      4,952      1,944

FIDELITY VIP HIGH INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.031      1.185      1.551      1.455      1.543      1.330      1.184      0.995      1.000
  End of Period................    1.051      1.031      1.185      1.551      1.455      1.543      1.330      1.184      0.995
Number of Units Outstanding at
 End of Period (in
 thousands)....................    8,193     10,895     11,813     15,020     14,203      9,794      5,635      2,530        985

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..........    1.256      1.616      2.028      1.443      1.298      1.180      1.058      0.978      1.000
  End of Period................    0.987      1.256      1.616      2.028      1.443      1.298      1.180      1.058      0.978
Number of Units Outstanding at
 End of Period (in
 thousands)....................    4,900      5,677      6,095      4,796      4,358      3,601      3,114      2,804      1,697

FIDELITY VIP
 CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..........    0.946      1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.843      0.946        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    2,396        159        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..........    0.744      0.884      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.572      0.744      0.884        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      474        470        335        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.857        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,169        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.748        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      403        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND
 INCOME FUND
Unit Value:
  Beginning of Period..........    0.947      1.192      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.867      0.947      1.192        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,825      1,191        466        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP
 GROWTH FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.819        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................       78        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..........    0.713      0.854      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.501      0.713      0.854        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    3,941      3,469      1,703        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.844        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      869        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
FT VIP TEMPLETON FOREIGN
 SECURITIES FUND
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.784        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      254        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF-HEALTH SCIENCES
Unit Value:
  Beginning of Period..........    0.959      1.113      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.714      0.959      1.113        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    3,913      4,406      2,421        N/A        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    0.767      0.900      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.591      0.767      0.900        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    4,120      4,789      3,175        N/A        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    0.633      0.855      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.457      0.633      0.855        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    3,439      4,723      2,991        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- MID
 CAP GROWTH SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.710        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................       56        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- NEW
 DISCOVERY SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.747        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      310        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- TOTAL
 RETURN SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.918        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,213        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
MFS-REGISTERED TRADEMARK-
 UTILITIES SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.837        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................       38        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.785        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      169        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.770        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,236        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.946        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      298        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.805        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      362        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.897        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................       13        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..........    0.692      0.758      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.673      0.692      0.758        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,174      1,807        793        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                     YEAR ENDED DECEMBER 31ST
                                 ------------------------------------------------------------------------------------------------
SUB ACCOUNT                        2002       2001       2000       1999       1998       1997       1996       1995       1994
-----------                      --------   --------   --------   --------   --------   --------   --------   --------   --------
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.067      1.007      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.076      1.067      1.007        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,733        968        253        N/A        N/A        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..........    0.484      0.726      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.307      0.484      0.726        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    3,309      4,047      2,629        N/A        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.141      1.216      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.028      1.141      1.216        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    2,316      2,961      1,502        N/A        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL
 STOCK PORTFOLIO
Unit Value:
  Beginning of Period..........    1.138      1.485      1.834      1.396      1.222      1.203      1.064      1.000        N/A
  End of Period................    0.917      1.138      1.485      1.834      1.396      1.222      1.203      1.064        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,300      6,336      6,720      5,937      5,670      4,536      2,506        542        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2003 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.

                                DATED MAY 1, 2003

AFLIAC Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                           3

TAXATION OF THE CONRACT, THE VARIABLE ACCOUNT AND THE COMPANY             4

SERVICES                                                                  4

UNDERWRITERS                                                              4

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM               6

EXCHANGE OFFER                                                            7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                             12

PERFORMANCE INFORMATION                                                   13

FINANCIAL STATEMENTS                                                     F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2002, the Company and its subsidiaries had over $20.6 billion in assets and over $33.6 billion of life insurance in force.

Several Sub-Accounts of the Variable Account are available under the Allmerica Advantage contract (the "Contract") and the ExecAnnuity Plus contracts (Forms A3018-91 and A3021-93), two predecessor contracts. Each Sub-Account invests exclusively in shares of one of the following funds:



ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   EATON VANCE VARIABLE TRUST
AIT Core Equity Fund                                          Eaton Vance VT Floating-Rate Income Fund
AIT Equity Index Fund
AIT Government Bond Fund                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIT Money Market Fund                                         Fidelity VIP Asset Manager Portfolio
AIT Select Capital Appreciation Fund                          Fidelity VIP Equity-Income Portfolio
AIT Select Growth Fund                                        Fidelity VIP Growth Portfolio
AIT Select International Equity Fund                          Fidelity VIP High Income Portfolio
AIT Select Investment Grade Income Fund                       Fidelity VIP Overseas Portfolio
AIT Select Value Opportunity Fund
                                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                Fidelity VIP Contrafund(R)Portfolio
AIM V.I. Aggressive Growth Fund                               Fidelity VIP Growth Opportunities Portfolio
AIM V.I. Blue Chip Fund                                       Fidelity VIP Mid Cap Portfolio
AIM V.I. Premier Equity Fund                                  Fidelity VIP Value Strategies Portfolio

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
AIM V.I. Basic Value Fund                                     FT VIP Franklin Growth and Income Securities Fund
AIM V.I. Capital Development Fund                             FT VIP Franklin Large Cap Growth Securities Fund
                                                              FT VIP Franklin Small Cap Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)        FT VIP Mutual Shares Securities Fund
AllianceBernstein Small Cap Value Portfolio                   FT VIP Templeton Foreign Securities Fund
AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio                          INVESCO VARIABLE INVESTMENT FUNDS, INC.
Alliance Premier Growth Portfolio                             INVESCO VIF-Health Sciences Fund

DELAWARE VIP TRUST                                            JANUS ASPEN SERIES (SERVICE SHARES)
Delaware VIP International Value Equity Series                Janus Aspen Growth and Income Portfolio
                                                              Janus Aspen Growth Portfolio

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

                                       3

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)           PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
MFS(R) Mid Cap Growth Series                                  Pioneer Emerging Markets VCT Portfolio
MFS(R) New Discovery Series                                   Pioneer Real Estate Shares VCT Portfolio
MFS(R) Total Return Series
MFS(R) Utilities Series                                       SCUDDER VARIABLE SERIES II
                                                              Scudder Technology Growth Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)           SVS Dreman Financial Services Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA                         T. ROWE PRICE INTERNATIONAL SERIES, INC.
Oppenheimer High Income Fund/VA                               T. Rowe Price International Stock Portfolio
Oppenheimer Main Street Fund/VA
Oppenheimer Multiple Strategies Fund/VA

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the financial statements of Separate Account VA-K of the Company as of December 31, 2002 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who are registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company pays commissions, not to exceed 6.0% of purchase payments, to entities which sold the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to VeraVest for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2000, 2001 and 2002 were $34,823,209.54,
$25,561,551.27 and $16,766,259.69.

No commissions were retained by VeraVest for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2000, 2001 and 2002.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                                $1.135000

(2)  Value of Assets -- Beginning of Valuation Period                                   $5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                          $1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)           0.000335

(5)  Annual Charge (one-day equivalent of 1.45% per annum)                                0.000040

(6)  Net Investment Rate (4) - (5)                                                        0.000295

(7)  Net Investment Factor 1.000000 + (6)                                                 1.000295

                                       5

(8)  Accumulation Unit Value -- Current Period (1) x (7)                                 $1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -   must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -   will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96, or a state variation thereof ("New Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the following elective payment variable annuity contracts ("Exchanged Contracts"):

- Forms A3012-79 and A3013-79, with a "JQ" or "JN prefix ("Elective Payment Exchanged Contracts")
- Forms A3014-79 and A3015-79, with a "KQ" or "KN" prefix ("Single Payment Exchanged Contract")
-   Form 3018-91 and Form A3018-94 ("ExecAnnuity Contracts")
-   Form 3021-93 ("ExecAnnuity Plus Contracts")

To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to an Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the New Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the New Contract after the exchange will be subject to the surrender charge computation outlined in the New Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the New Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND THE NEW CONTRACT. The New Contract and the Exchanged Contracts differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the New Contract and the Exchanged Contracts should be reviewed carefully before the exchange request is submitted to the Company.

               ELECTIVE PAYMENT CONTRACTS (A3012-79 AND A3013-79)
                SINGLE PAYMENT CONTRACTS (A3014-79 AND A3015-79)

CONTRACT FEATURE                        EXCHANGED CONTRACTS                              NEW CONTRACT
-----------------------  --------------------------------------------------  ----------------------------------------
                         Elective Payment          Single Payment            A3025-96
                         A3012-79 and A3013-79     A3014-79 and A3015-79

SURRENDER CHARGE         No surrender charge on    No surrender charge on    Surrender charge calculated in
                         payments made more than   payments made more than   Contract years  from date of payment
                         nine years after date     nine years after date
                         of issue                  of issue

CONTRACT FEE             $9 semi-annual fee if     None                      $30 on each Contract anniversary and
                         Accumulated Value is                                at surrender if the Accumulated Value
                         $10,000 or less.                                    is less than $50,000.  Waived for
                                                                             401(k) plans

VARIABLE ACCOUNT         None                      None                      0.20% annually, based on the average
ADMINISTRATIVE EXPENSE                                                       daily net assets of each Sub-Account.
CHARGE.

TRANSFER CHARGE          None                      None                      None currently; the Company reserves
                                                                             the right to assess a charge not to
                                                                             exceed $25 for each transfer after 12
                                                                             in each Policy year

DEATH BENEFIT            Greater of Accumulated    Greater of Accumulated    Payable on death of the Annuitant (or
                         Value or gross payments   Value or gross payments   an Owner who is also an Annuitant).
                         (less withdrawals)*       (less withdrawals)*

                                                                             Greatest of:
                                                                             (1)Accumulated Value on Valuation Date
                                                                             that the Company receives due proof of
                                                                             death, increased by any positive
                                                                             Market Value Adjustment;
                                                                             (2) Gross payments compounded daily at
                                                                             the effective annual yield of 5%,
                                                                             starting on the date each payment was
                                                                             applied (5% compounding not available
                                                                             in Hawaii and New York), decreased
                                                                             proportionately to reflect
                                                                             withdrawals;
                                                                             (3) the death benefit that would have
                                                                             been payable on the most recent
                                                                             Contract anniversary, increased for
                                                                             subsequent payments and reduced
                                                                             PROPORTIONATELy for subsequent
                                                                             withdrawals.

                                                                             At the death of an Owner who is not
                                                                             also the Annuitant during the

CONTRACT FEATURE                        EXCHANGED CONTRACTS                              NEW CONTRACT
-----------------------  --------------------------------------------------  ----------------------------------------
                                                                             accumulation phase, the death benefit
                                                                             will equal the Contract's Accumulated
                                                                             Value on the Valuation Date that the
                                                                             Company receives proof of death,
                                                                             increased by any positive Market Value
                                                                             Adjustment.

ANNUITY TABLES           Higher guaranteed         Higher guaranteed
                         annuity rates             annuity rates

*DEATH BENEFIT. The Exchanged Contract offer a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

           EXECANNUITY CONTRACTS (FORM 3018-91 AND FORM A3018-94 (NY)
                    EXECANNUITY PLUS CONTRACTS (FORM 3021-93)

CONTRACT FEATURE                           EXCHANGED CONTRACTS                          NEW CONTRACT
--------------------------- --------------------------------------------------- ----------------------------------------------
                             EXECANNUITY              EXECANNUITY PLUS          ADVANTAGE
                             -----------              ----------------          ---------
                             Form 3018-91             Form 3021-93              A3025-96
                             Form A3018-94 (NY)                                 A8025-96 (NY)

SURRENDER CHARGE             Surrender charge  is calculated in Contract         Surrender charge  is calculated in Contract
                             years  from date of payment                         years  from date of payment

                             0-2     8%                                          0-2     8%
                             3       7%                                          3       7%
                             4       6%                                          4       6%
                             5       5%                                          5       5%
                             6       4%                                          6       4%
                             7       3%                                          7       3%
                             8       2%                                          8       2%
                             9       1%                                          9       1%
                             >9      0                                           >9      0

CONTRACT FEE                 Lesser of $30 or 3% of Accumulated Value on each   $30 on each Contract anniversary and upon
                             Contract anniversary and upon surrender when       surrender if the Accumulated Value is less
                             Accumulated Value is $50,00 or less.               than $50,000.

                             Waived for 401(k) plans                            Waived for 401(k) plans

VARIABLE ACCOUNT             1.25% annually.                                    1.25% annually
MORTALITY AND EXPENSE
RISK CHARGE
(BASED ON AVERAGE DAILY
NET ASSETS)

CONTRACT FEATURE                           EXCHANGED CONTRACTS                          NEW CONTRACT
--------------------------- --------------------------------------------------- ----------------------------------------------
VARIABLE ACCOUNT             0.20% annually.                                    0.20% annually
ADMINISTRATIVE EXPENSE
CHARGE.

TRANSFER CHARGE              None currently; Company reserves the right to      None currently; Company reserves the right
                             assess a charge not to exceed $25 for each         to assess a charge not to exceed $25 for
                             transfer after 12 in each Policy year              each transfer after 12 in each Policy year

DEATH BENEFIT                Payable on death of       Payable on death of      Payable on death of the Annuitant (or an
                             the Annuitant or if       the Annuitant or if      Owner who is also an Annuitant).
                             Owner predeceases         Owner predeceases
                             Annuitant                 Annuitant

                             Greatest of:              Greatest of:             Greatest of:
                             (1) Accumulated Value     (1) Accumulated Value    (1)Accumulated Value on Valuation Date that
                             on Valuation Date         on Valuation Date        the Company receives due proof of death,
                             Company receives due      Company receives due     increased by any positive Market Value
                             proof of death; or        proof of death; or       Adjustment;
                             (2) gross payments,       (2) gross payments,      (2) Gross payments compounded daily at the
                             reduced to reflect        reduced                  effective annual yield of 5%, starting on
                             withdrawals               proportionately to       the date each payment was applied (5%
                             (3) the death benefit     reflect withdrawals      compounding not available in Hawaii and New
                             that would have been      (3) the death benefit    York), decreased proportionately to reflect
                             payable on most recent    that would have been     withdrawals;
                             5-year Policy             payable on most recent   (3) the death benefit that would have been
                             anniversary increased     5-year Policy            payable on the most recent Contract
                             by subsequent             anniversary, increased   anniversary, increased for subsequent
                             pay-ments and reduced     by subsequent payments   payments and reduced PROPORTIONATELy for
                             by subsequent             and reduced              subsequent withdrawals.
                             withdrawals               PROPORTIONALLY by
                                                       subsequent withdrawals   At the death of an Owner who is not also the
                                                                                Annuitant during the accumulation phase, the
                                                                                death benefit will equal the Contract's
                                                                                Accumulated Value on the Valuation Date that
                                                                                the Company receives proof of death,
                                                                                increased by any positive Market Value
                                                                                Adjustment.

FREE WITHDRAWAL AMOUNT       Greater of :             Greatest of:              Greatest of:

                             (1)10% of the            (1) 100% of Cumulative    (1) 100% of Cumulative Earnings (calculated
                             Accumulated Value as     Earnings (calculated as   as the Accumulated Value as of the Valuation
                             of December 31 of        the Accumulated Value     Date the Company receives the withdrawal
                             previous calendar        as of the Valuation       request, reduced by total gross payments not
                             year; or                 Date the Company          previously withdrawn);
                                                      receives the withdrawal

                             (2) life expectancy      request, reduced by       (2) 10% of the Accumulated Value as of the
                             distribution amount,     total gross payments      Valuation Date the Company receives the
                             if applicable (applies   not previously            withdrawal request,  reduced by the total
                             only if Annuitant is     withdrawn);               amount of any prior withdrawals made in the
                             also an Owner).                                    same calendar year to which no surrender
                                                      (2) 10% of the            charge was applied; or
                                                      Accumulated Value
                                                                                (3) life expectancy distribution amount, if
                                                                                applicable (applies only if Annuitant is also

CONTRACT FEATURE                           EXCHANGED CONTRACTS                          NEW CONTRACT
--------------------------- --------------------------------------------------- ----------------------------------------------

                                                      as of the Valuation Date  an Owner).
                                                      the Company receives the
                                                      withdrawal request,
                                                      reduced by the total
                                                      amount of any prior
                                                      withdrawals made in the
                                                      same calendar year to
                                                      which no surrender
                                                      charge was applied; or

                                                       (3) life expectancy
                                                      distribution amount, if
                                                      applicable (applies
                                                      only if Annuitant is
                                                      also an Owner).

OPTIONAL RIDERS              NONE                                               Optional   Enhanced   Earnings   Rider   with
                                                                                annual charge of 0.25%

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, AFLIAC. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                        MINIMUM
CONTRACT              MINIMUM           GUARANTEED
ANNIVERSARY           GUARANTEED        ANNUAL
AT EXERCISE           BENEFIT BASE      INCOME(1)
--------------------  ---------------   -------------------
10                    $162,889          $12,153
15                    $207,892          $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

           (n)
   P(1 + T)          =       ERV

   Where:     P      =   a hypothetical initial payment to the Variable Account
                         of $1,000

              T      =   average annual total return

              n      =   number of years

            ERV      =   the ending redeemable value of the $1,000 payment at
                         the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

        YEARS FROM DATE OF PAYMENT TO      CHARGE AS PERCENTAGE OF NEW
             DATE OF WITHDRAWAL            PURCHASE PAYMENTS WITHDRAWN*
        -----------------------------      ----------------------------
                     0-2                                8%
                      3                                 7%
                      4                                 6%
                      5                                 5%
                      6                                 4%
                      7                                 3%
                      8                                 2%
                      9                                 1%
                 Thereafter                             0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

           (n)
   P(1 + T)      =   EV

   Where:   P    =   a hypothetical initial payment to the Variable Account of
                     $1,000

            T    =   average annual total return

            n    =   number of years

            EV   =   the ending value of the $1,000 payment at the end of the
                     specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.





PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
              ALLMERICA ADVANTAGE AND EXECANNUITY PLUS '91 AND `93

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                     10 YEARS OR
                                                                           FOR YEAR                SINCE INCEPTION
                                                           SUB-ACCOUNT       ENDED                 OF SUB-ACCOUNT
        SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE   12/31/02     5 YEARS       (IF LESS)
        ----------------------------------------          --------------   --------     -------    ---------------
AIT Core Equity Fund                                          9/4/91        -30.19%      -4.84%           4.91%
AIT Equity Index Fund                                         9/4/91        -29.05%      -3.27%           7.26%
AIT Government Bond Fund                                      9/8/91         -0.10%       4.50%           4.87%
AIT Money Market Fund                                         9/9/91         -7.07%       2.14%           3.12%
AIT Select Capital Appreciation Fund                         4/30/95        -28.42%       0.87%           7.99%
AIT Select Growth Fund                                       9/16/92        -33.95%      -7.06%           3.20%
AIT Select International Equity Fund                          5/3/94        -26.42%      -4.89%           1.37%
AIT Select Investment Grade Income Fund                       9/5/91         -1.20%       4.14%           5.43%
AIT Select Value Opportunity Fund                             1/3/00        -23.60%       1.64%           8.51%
AIM V.I. Aggressive Growth Fund                               8/1/00        -29.32%        N/A          -26.68%
AIM V.I. Blue Chip Fund                                       5/1/01        -32.48%        N/A          -27.87%
AIM V.I. Premier Equity Fund                                  8/1/00        -36.25%        N/A          -25.59%
AIM V.I. Basic Value Fund                                     5/1/02           N/A         N/A          -29.67%
AIM V.I. Capital Development Fund                             5/1/02           N/A         N/A          -31.24%
AllianceBernstein Small Cap Value Portfolio                   5/1/02           N/A         N/A          -23.34%
AllianceBernstein Value Portfolio                             5/1/02           N/A         N/A          -21.94%
Alliance Growth and Income Portfolio                          8/1/00        -28.97%        N/A          -11.50%
Alliance Premier Growth Portfolio                             8/1/00        -36.80%        N/A          -30.27%
Delaware VIP International Value Equity Series                5/6/93        -18.13%      -2.39%           4.13%
Delaware VIP Growth Opportunities Series                      8/1/00        -31.50%        N/A          -25.34%
Eaton Vance VT Floating-Rate Income Fund                      5/1/01         -8.26%        N/A           -4.86%
Fidelity VIP Asset Manager Portfolio                          5/4/94        -16.58%      -0.98%           4.77%
Fidelity VIP Equity-Income Portfolio                          9/5/91        -24.27%      -2.30%           8.02%
Fidelity VIP Growth Portfolio                                 9/5/91        -36.32%      -2.91%           6.70%
Fidelity VIP High Income Portfolio                           9/24/91         -5.48%      -8.39%           1.88%
Fidelity VIP Overseas Portfolio                               9/5/91        -27.19%      -6.31%           3.10%
Fidelity VIP Contrafund(R)Portfolio                           5/1/01        -17.34%        N/A          -13.72%
Fidelity VIP Growth Opportunities Portfolio                   8/1/00        -28.68%        N/A          -22.77%
Fidelity VIP Mid Cap Portfolio                                5/1/02           N/A         N/A          -20.45%
Fidelity VIP Value Strategies Portfolio                       5/1/02           N/A         N/A          -30.56%
FT VIP Franklin Growth and Income Securities Fund             8/1/00        -15.11%        N/A           -8.27%
FT VIP Franklin Large Cap Growth Securities Fund              5/1/02           N/A         N/A          -23.99%
FT VIP Franklin Small Cap Fund                                8/1/00        -34.82%        N/A          -26.92%
FT VIP Mutual Shares Securities Fund                          5/1/02           N/A         N/A          -21.64%
FT VIP Templeton Foreign Securities Fund                      5/1/02           N/A         N/A          -27.21%
INVESCO VIF-Health Sciences Fund                              8/1/00        -30.93%        N/A          -15.35%
Janus Aspen Growth and Income Portfolio                       8/1/00        -28.49%        N/A          -21.74%
Janus Aspen Growth Portfolio                                  8/1/00        -33.03%        N/A          -29.68%
MFS(R)Mid Cap Growth Series                                   5/1/02           N/A         N/A          -34.13%
MFS(R)New Discovery Series                                    5/1/02           N/A         N/A          -30.68%
MFS(R)Total Return Series                                     5/1/02           N/A         N/A          -14.85%
MFS(R)Utilities Series                                        5/1/02           N/A         N/A          -22.36%

                                                                                                     10 YEARS OR
                                                                           FOR YEAR                SINCE INCEPTION
                                                           SUB-ACCOUNT       ENDED                 OF SUB-ACCOUNT
        SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE   12/31/02     5 YEARS       (IF LESS)
        ----------------------------------------          --------------   --------     -------    ---------------
Oppenheimer Capital Appreciation Fund/VA                      5/1/02           N/A         N/A          -27.16%
Oppenheimer Global Securities Fund/VA                         5/1/02           N/A         N/A          -28.58%
Oppenheimer High Income Fund/VA                               5/1/02           N/A         N/A          -12.21%
Oppenheimer Main Street Fund/VA                               5/1/02           N/A         N/A          -25.33%
Oppenheimer Multiple Strategies Fund/VA                       5/1/02           N/A         N/A          -16.78%
Pioneer Emerging Markets VCT Portfolio                        8/1/00         -9.85%        N/A          -17.40%
Pioneer Real Estate Shares VCT Portfolio                      8/1/00         -6.47%        N/A            0.32%
Scudder Technology Growth Portfolio                           8/1/00        -41.06%        N/A          -40.32%
SVS Dreman Financial Services Portfolio                       8/1/00        -16.34%        N/A           -1.54%
T. Rowe Price International Stock Portfolio                   5/1/95        -25.37%     -6.55%           -1.44%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                                                     10 YEARS OR
                                                                           FOR YEAR                SINCE INCEPTION
                                                            SUB-ACCOUNT      ENDED                 OF SUB-ACCOUNT
                                                           INCEPTION DATE  12/31/02     5 YEARS       (IF LESS)
                                                           --------------  --------     -------    ---------------
AIT Core Equity Fund                                           9/4/91       -24.56%      -3.75%           5.08%
AIT Equity Index Fund                                          9/4/91       -23.35%      -2.21%           7.35%
AIT Government Bond Fund                                       9/8/91         7.69%       5.36%           4.91%
AIT Money Market Fund                                          9/9/91         0.19%       3.08%           3.15%
AIT Select Capital Appreciation Fund                          4/30/95       -22.74%       1.91%           8.23%
AIT Select Growth Fund                                        9/16/92       -28.65%      -6.04%           3.31%
AIT Select International Equity Fund                           5/3/94       -20.54%      -3.85%           1.61%
AIT Select Investment Grade Income Fund                        9/5/91         6.57%       5.06%           5.52%
AIT Select Value Opportunity Fund                              1/3/00       -17.53%       2.70%           8.61%
AIM V.I. Aggressive Growth Fund                                8/1/00       -23.79%        N/A          -24.61%
AIM V.I. Blue Chip Fund                                        5/1/01       -27.23%        N/A          -24.56%
AIM V.I. Premier Equity Fund                                   8/1/00       -31.27%        N/A          -23.52%
AIM V.I. Basic Value Fund                                      5/1/02          N/A         N/A          -24.21%
AIM V.I. Capital Development Fund                              5/1/02          N/A         N/A          -25.91%
AllianceBernstein Small Cap Value Portfolio                    5/1/02          N/A         N/A          -17.39%
AllianceBernstein Value Portfolio                              5/1/02          N/A         N/A          -15.88%
Alliance Growth and Income Portfolio                           8/1/00       -23.39%        N/A           -9.01%
Alliance Premier Growth Portfolio                              8/1/00       -31.84%        N/A          -28.29%
Delaware VIP International Value Equity Series                 5/6/93       -11.70%      -1.39%           4.20%
Delaware VIP Growth Opportunities Series                       8/1/00       -26.17%        N/A          -23.28%
Eaton Vance VT Floating-Rate Income Fund                       5/1/01        -1.14%        N/A           -0.50%
Fidelity VIP Asset Manager Portfolio                           5/4/94       -10.05%      -0.01%           4.90%
Fidelity VIP Equity-Income Portfolio                           9/5/91       -18.15%      -1.14%           8.21%
Fidelity VIP Growth Portfolio                                  9/5/91       -31.12%      -1.80%           6.88%
Fidelity VIP High Income Portfolio                            9/24/91         1.94%      -7.40%           1.99%
Fidelity VIP Overseas Portfolio                                9/5/91       -21.44%      -5.34%           3.19%
Fidelity VIP Contrafund(R)Portfolio                            5/1/01       -10.92%        N/A           -9.76%
Fidelity VIP Growth Opportunities Portfolio                    8/1/00       -23.14%        N/A          -20.65%
Fidelity VIP Mid Cap Portfolio                                 5/1/02          N/A         N/A          -14.28%
Fidelity VIP Value Strategies Portfolio                        5/1/02          N/A         N/A          -25.17%
FT VIP Franklin Growth and Income Securities Fund              8/1/00        -8.52%        N/A           -5.76%
FT VIP Franklin Large Cap Growth Securities Fund               5/1/02          N/A         N/A          -18.09%
FT VIP Franklin Small Cap Fund                                 8/1/00       -29.72%        N/A          -24.86%
FT VIP Mutual Shares Securities Fund                           5/1/02          N/A         N/A          -15.56%
FT VIP Templeton Foreign Securities Fund                       5/1/02          N/A         N/A          -21.56%
INVESCO VIF-Health Sciences Fund                               8/1/00       -25.55%        N/A          -13.01%
Janus Aspen Growth and Income Portfolio                        8/1/00       -22.91%        N/A          -19.56%
Janus Aspen Growth Portfolio                                   8/1/00       -27.78%        N/A          -27.68%
MFS(R)Mid Cap Growth Series                                    5/1/02          N/A         N/A          -29.02%
MFS(R)New Discovery Series                                     5/1/02          N/A         N/A          -25.30%
MFS(R)Total Return Series                                      5/1/02          N/A         N/A           -8.24%
MFS(R)Utilities Series                                         5/1/02          N/A         N/A          -16.34%
Oppenheimer Capital Appreciation Fund/VA                       5/1/02          N/A         N/A          -21.51%
Oppenheimer Global Securities Fund/VA                          5/1/02          N/A         N/A          -23.04%
Oppenheimer High Income Fund/VA                                5/1/02          N/A         N/A           -5.39%
Oppenheimer Main Street Fund/VA                                5/1/02          N/A         N/A          -19.53%

                                                                                                     10 YEARS OR
                                                                           FOR YEAR                SINCE INCEPTION
                                                            SUB-ACCOUNT      ENDED                 OF SUB-ACCOUNT
                                                           INCEPTION DATE  12/31/02     5 YEARS       (IF LESS)
                                                           --------------  --------     -------    ---------------
Oppenheimer Multiple Strategies Fund/VA                        5/1/02          N/A         N/A          -10.32%
Pioneer Emerging Markets VCT Portfolio                         8/1/00        -2.85%        N/A          -15.14%
Pioneer Real Estate Shares VCT Portfolio                       8/1/00         0.79%        N/A            3.06%
Scudder Technology Growth Portfolio                            8/1/00       -36.46%        N/A          -38.63%
SVS Dreman Financial Services Portfolio                        8/1/00        -9.84%        N/A            1.16%
T. Rowe Price International Stock Portfolio                    5/1/95       -19.48%      -5.59%          -1.13%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                     10 YEARS OR
                                                         UNDERLYING FUND   FOR YEAR                SINCE INCEPTION
                                                            INCEPTION        ENDED                 OF UNDERLYING
                                                               DATE        12/31/02     5 YEARS    FUND (IF LESS)
                                                         ---------------   --------     -------    ---------------
AIT Core Equity Fund*                                        4/29/85        -30.19%      -4.84%          4.91%
AIT Equity Index Fund*                                       9/28/90        -29.05%      -3.27%          7.26%
AIT Government Bond Fund*                                    8/26/91         -0.10%       4.50%          4.87%
AIT Money Market Fund*                                       4/29/85         -7.07%       2.14%          3.12%
AIT Select Capital Appreciation Fund*                        4/28/95        -28.42%       0.87%          7.99%
AIT Select Growth Fund*                                      8/21/92        -33.95%      -7.06%          3.20%
AIT Select International Equity Fund*                         5/2/94        -26.42%      -4.89%          1.37%
AIT Select Investment Grade Income Fund*                     4/29/85         -1.20%       4.14%          5.43%
AIT Select Value Opportunity Fund*                           4/30/93        -23.60%       1.64%          8.51%
AIM V.I. Aggressive Growth Fund*                              5/1/98        -29.32%        N/A          -6.00%
AIM V.I. Blue Chip Fund                                     12/29/99        -32.48%        N/A         -21.92%
AIM V.I. Premier Equity Fund                                  5/5/93        -36.25%      -4.49%          6.29%
AIM V.I. Basic Value Fund*                                   9/10/01        -29.05%        N/A         -21.87%
AIM V.I. Capital Development Fund*                            5/1/98        -28.32%        N/A          -3.88%
AllianceBernstein Small Cap Value Portfolio*                  5/1/01        -14.44%        N/A          -3.28%
AllianceBernstein Value Portfolio*                            5/1/01        -20.47%        N/A         -13.04%
Alliance Growth and Income Portfolio*                        1/14/91        -28.97%       1.02%          9.36%
Alliance Premier Growth Portfolio*                           6/26/92        -36.80%      -3.85%          7.48%
Delaware VIP International Value Equity Series              10/29/92        -18.13%      -2.39%          4.09%
Delaware VIP Growth Opportunities Series*                    7/12/91        -31.50%      -0.28%          5.74%
Eaton Vance VT Floating-Rate Income Fund                      5/1/01         -8.26%        N/A          -4.86%
Fidelity VIP Asset Manager Portfolio                          9/6/89        -16.58%      -0.98%          5.49%
Fidelity VIP Equity-Income Portfolio                         10/9/86        -24.27%      -2.30%          8.02%
Fidelity VIP Growth Portfolio                                10/9/86        -36.32%      -2.91%          6.70%
Fidelity VIP High Income Portfolio                           9/19/85         -5.48%      -8.39%          1.88%
Fidelity VIP Overseas Portfolio                              1/28/87        -27.19%      -6.31%          3.10%
Fidelity VIP Contrafund(R)Portfolio*                          1/3/95        -17.34%       1.03%         10.26%
Fidelity VIP Growth Opportunities Portfolio                   1/3/95        -28.68%      -8.70%          3.10%
Fidelity VIP Mid Cap Portfolio*                             12/28/98        -17.77%        N/A          12.88%
Fidelity VIP Value Strategies Portfolio*                     2/20/02           N/A         N/A         -27.14%
FT VIP Franklin Growth and Income Securities Fund*           1/24/89        -15.11%      -2.22%          1.37%
FT VIP Franklin Large Cap Growth Securities Fund*             5/1/96        -31.78%      -0.49%          4.07%
FT VIP Franklin Small Cap Fund*                              11/1/95        -34.82%      -2.32%          4.59%
FT VIP Mutual Shares Securities Fund*                        11/8/96        -19.34%       1.56%          4.69%
FT VIP Templeton Foreign Securities Fund*                     5/1/92        -25.52%      -4.42%          6.22%
INVESCO VIF-Health Sciences Fund                             5/22/97        -30.93%       2.84%          4.40%
Janus Aspen Growth and Income Portfolio*                      5/1/98        -28.49%        N/A           1.52%
Janus Aspen Growth Portfolio*                                9/13/93        -33.03%      -4.20%          4.60%
MFS(R)Mid Cap Growth Series*                                  5/1/00        -48.19%        N/A         -28.50%
MFS(R)New Discovery Series*                                   5/1/98        -37.66%        N/A          -0.12%
MFS(R)Total Return Series*                                    1/3/95        -13.49%       2.36%          8.72%
MFS(R)Utilities Series*                                       1/3/95        -29.51%      -3.20%          7.25%
Oppenheimer Capital Appreciation Fund/VA*                     4/3/85        -33.25%      -0.32%          8.31%
Oppenheimer Global Securities Fund/VA*                      11/12/90        -29.03%       2.75%         10.03%
Oppenheimer High Income Fund/VA*                             4/30/86        -10.95%      -2.53%          4.90%
Oppenheimer Main Street Fund/VA*                              7/5/95        -25.93%      -5.74%          6.18%

                                                                                                     10 YEARS OR
                                                         UNDERLYING FUND   FOR YEAR                SINCE INCEPTION
                                                            INCEPTION        ENDED                 OF UNDERLYING
                                                               DATE        12/31/02     5 YEARS    FUND (IF LESS)
                                                         ---------------   --------     -------    ---------------
Oppenheimer Multiple Strategies Fund/VA*                      2/9/87        -18.27%       0.40%          6.26%
Pioneer Emerging Markets VCT Portfolio*                     10/30/98         -9.85%        N/A           0.15%
Pioneer Real Estate Shares VCT Portfolio*                     3/1/95        -6.47%       -0.45%          8.22%
Scudder Technology Growth Portfolio                           5/3/99        -41.06%        N/A          -15.30%
SVS Dreman Financial Services Portfolio                       5/4/98        -16.34%        N/A          -1.86%
T. Rowe Price International Stock Portfolio                  3/31/94        -25.37%      -6.55%         -0.76%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO
                                  CONTRACT FEE)


                                                                                                     10 YEARS OR
                                                         UNDERLYING FUND   FOR YEAR                SINCE INCEPTION
                                                            INCEPTION        ENDED                 OF UNDERLYING
                                                               DATE        12/31/02     5 YEARS    FUND (IF LESS)
                                                         ---------------   --------     -------    ---------------
AIT Core Equity Fund*                                        4/29/85        -24.56%      -3.75%          5.08%
AIT Equity Index Fund*                                       9/28/90        -23.35%      -2.21%          7.35%
AIT Government Bond Fund*                                    8/26/91          7.69%       5.36%          4.91%
AIT Money Market Fund*                                       4/29/85          0.19%       3.08%          3.15%
AIT Select Capital Appreciation Fund*                        4/28/95        -22.74%       1.91%          8.23%
AIT Select Growth Fund*                                      8/21/92        -28.65%      -6.04%          3.31%
AIT Select International Equity Fund*                         5/2/94        -20.54%      -3.85%          1.61%
AIT Select Investment Grade Income Fund*                     4/29/85          6.57%       5.06%          5.52%
AIT Select Value Opportunity Fund*                           4/30/93        -17.53%       2.70%          8.61%
AIM V.I. Aggressive Growth Fund*                              5/1/98        -23.79%        N/A          -5.04%
AIM V.I. Blue Chip Fund                                     12/29/99        -27.23%        N/A         -20.46%
AIM V.I. Premier Equity Fund                                  5/5/93        -31.27%      -3.60%          6.29%
AIM V.I. Basic Value Fund*                                   9/10/01        -23.54%        N/A         -17.26%
AIM V.I. Capital Development Fund*                            5/1/98        -22.76%        N/A          -2.93%
AllianceBernstein Small Cap Value Portfolio*                  5/1/01         -7.80%        N/A           1.15%
AllianceBernstein Value Portfolio*                            5/1/01        -14.29%        N/A          -9.06%
Alliance Growth and Income Portfolio*                        1/14/91        -23.39%       1.97%          9.36%
Alliance Premier Growth Portfolio*                           6/26/92        -31.84%      -2.94%          7.49%
Delaware VIP International Value Equity Series              10/29/92        -11.70%      -1.39%          4.17%
Delaware VIP Growth Opportunities Series*                    7/12/91        -26.17%       0.64%          5.75%
Eaton Vance VT Floating-Rate Income Fund                      5/1/01         -1.14%        N/A          -0.50%
Fidelity VIP Asset Manager Portfolio                          9/6/89        -10.05%      -0.01%          5.53%
Fidelity VIP Equity-Income Portfolio                         10/9/86        -18.15%      -1.14%          8.21%
Fidelity VIP Growth Portfolio                                10/9/86        -31.12%      -1.80%          6.88%
Fidelity VIP High Income Portfolio                           9/19/85          1.94%      -7.40%          1.99%
Fidelity VIP Overseas Portfolio                              1/28/87        -21.44%      -5.34%          3.19%
Fidelity VIP Contrafund(R)Portfolio*                          1/3/95        -10.92%       1.96%         10.39%
Fidelity VIP Growth Opportunities Portfolio                   1/3/95        -23.14%      -7.85%          3.30%
Fidelity VIP Mid Cap Portfolio*                             12/28/98        -11.38%        N/A          13.73%
Fidelity VIP Value Strategies Portfolio*                     2/20/02          N/A          N/A         -21.49%
FT VIP Franklin Growth and Income Securities Fund*           1/24/89         -8.52%      -1.31%          1.37%
FT VIP Franklin Large Cap Growth Securities Fund*             5/1/96        -26.48%       0.43%          4.42%
FT VIP Franklin Small Cap Fund*                              11/1/95        -29.72%      -1.40%          4.81%
FT VIP Mutual Shares Securities Fund*                        11/8/96        -13.08%       2.49%          5.07%
FT VIP Templeton Foreign Securities Fund*                     5/1/92        -19.73%      -3.54%          6.22%
INVESCO VIF-Health Sciences Fund                             5/22/97        -25.55%       3.73%          4.99%
Janus Aspen Growth and Income Portfolio*                      5/1/98        -22.91%        N/A           2.53%
Janus Aspen Growth Portfolio*                                9/13/93        -27.78%      -3.29%          4.61%
MFS(R)Mid Cap Growth Series*                                  5/1/00        -44.16%        N/A         -26.74%
MFS(R)New Discovery Series*                                   5/1/98        -32.82%        N/A           0.87%
MFS(R)Total Return Series*                                    1/3/95         -6.77%       3.25%          8.86%
MFS(R)Utilities Series*                                       1/3/95        -24.04%      -2.30%          7.40%
Oppenheimer Capital Appreciation Fund/VA*                     4/3/85        -28.07%       0.60%          8.31%
Oppenheimer Global Securities Fund/VA*                      11/12/90        -23.52%       3.63%         10.03%
Oppenheimer High Income Fund/VA*                             4/30/86         -4.04%      -1.63%          4.90%
Oppenheimer Main Street Fund/VA*                              7/5/95        -20.19%      -4.87%          6.36%

                                                                                                     10 YEARS OR
                                                         UNDERLYING FUND   FOR YEAR                SINCE INCEPTION
                                                            INCEPTION        ENDED                 OF UNDERLYING
                                                               DATE        12/31/02     5 YEARS    FUND (IF LESS)
                                                         ---------------   --------     -------    ---------------
Oppenheimer Multiple Strategies Fund/VA*                      2/9/87        -11.93%       1.33%          6.26%
Pioneer Emerging Markets VCT Portfolio*                     10/30/98         -2.85%        N/A           1.27%
Pioneer Real Estate Shares VCT Portfolio*                     3/1/95          0.79%       0.47%          8.37%
Scudder Technology Growth Portfolio                           5/3/99        -36.46%        N/A         -13.98%
SVS Dreman Financial Services Portfolio                       5/4/98         -9.84%        N/A          -0.88%
T. Rowe Price International Stock Portfolio                  3/31/94        -19.48%      -5.59%         -0.58%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.



YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2002:

            Yield                     -0.31%
            Effective Yield           -0.31%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                  (365/7)
       Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.


                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

ALLMERICA FINANCIAL

LIFE INSURANCE AND

ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The consolidated financial statements give retroactive effect to the reorganization of First Allmerica Financial Life Insurance Company as a subsidiary of Allmerica Financial Life Insurance and Annuity Company on December 31, 2002, as described in Note 2 to the consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and derivative instruments in 2001.


/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 30, 2003

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                  2002            2001           2000
---------------------------------------------------------------------------------------------------------------------
REVENUES
   Premiums                                                                $     48.1      $     49.0     $     52.0
   Universal life and investment product policy fees                            409.8           391.6          421.1
   Net investment income                                                        384.2           433.2          421.4
   Net realized investment losses                                              (137.7)          (86.6)         (67.8)
   Other income                                                                  97.7            86.1          101.3
                                                                           ------------   -------------  ------------
     Total revenues                                                             802.1           873.3          928.0
                                                                           ------------   -------------  ------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses                 485.6           414.3          418.9
   Policy acquisition expenses                                                  655.9            77.5           83.4
   Gain from retirement of trust instruments supported by funding
        obligations                                                            (102.6)            -              -
   Additional consideration received from sale of defined contribution           (3.6)
   Loss from sale of universal life business                                     31.3             -              -
   Restructuring costs                                                           14.8                           11.0
   (Gains) losses on derivative instruments                                     (40.3)           35.2            -
   Other operating expenses                                                     378.2           321.2          272.0
                                                                           ------------   -------------  ------------
      Total benefits, losses and expenses                                     1,419.3           848.2          785.3
                                                                           ------------   -------------  ------------
(Loss) income before federal income taxes                                      (617.2)           25.1          142.7
                                                                           ------------   -------------  ------------
FEDERAL INCOME TAX (BENEFIT) EXPENSE
   Current                                                                      (28.5)           (1.5)         (33.8)
   Deferred                                                                    (215.3)          (13.0)          50.1
                                                                           ------------   -------------  ------------
      Total federal income tax (benefit) expense                               (243.8)          (14.5)          16.3
                                                                           ------------   -------------  ------------
(Loss) income before cumulative effect of change in accounting
principle                                                                      (373.4)           39.6          126.4
                                                                           ------------   -------------  ------------
Cumulative effect of change in accounting principle                              (1.6)           (3.2)           -
                                                                           ------------   -------------  ------------
Net (loss) income                                                          $   (375.0)     $     36.4     $    126.4
                                                                           ============   =============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED BALANCE SHEETS
DECEMBER 31,
(IN MILLIONS, EXCEPT PER SHARE DATA)                                                        2002         2001
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $4,503.8 and $5,955.5)        $    4,685.1  $    6,057.1
      Equity securities at fair value (cost of $33.8 and $44.2)                               36.0          37.1
      Mortgage loans                                                                         175.1         226.6
      Policy loans                                                                           361.4         379.6
      Other long-term investments                                                            128.0         158.8
                                                                                     -------------  -------------
         Total investments                                                                 5,385.6       6,859.2
                                                                                     -------------  -------------
   Cash and cash equivalents                                                                 268.2         154.1
   Accrued investment income                                                                  89.6          97.0
   Premiums, accounts and notes receivable, net                                                2.9           2.7
   Reinsurance receivable on paid and unpaid losses, benefits and unearned premiums        1,064.7         431.5
   Deferred policy acquisition costs                                                       1,030.1       1,588.4
   Deferred  federal income taxes                                                            212.4           -
   Other assets                                                                              280.9         356.2
   Separate account assets                                                                12,343.4      14,838.4
                                                                                     -------------  -------------
         Total assets                                                                 $   20,677.8  $   24,327.5
                                                                                     =============  =============
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                                          $    3,900.1  $    4,099.6
      Outstanding claims and losses                                                          104.1         105.9
      Unearned premiums                                                                        3.9           4.9
      Contractholder deposit funds and other policy liabilities                              763.5       1,675.5
                                                                                     -------------  -------------
         Total policy liabilities and accruals                                             4,771.6       5,885.9
                                                                                     -------------  -------------
   Expenses and taxes payable                                                                623.2         557.2
   Reinsurance premiums payable                                                              538.9          12.7
   Deferred federal income taxes                                                               -            24.7
   Trust instruments supported by funding obligations                                      1,202.8       1,589.0
   Separate account liabilities                                                           12,343.4      14,838.4
                                                                                     -------------  -------------
      Total liabilities                                                                   19,479.9      22,907.9
                                                                                     -------------  -------------
   Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526
      shares issued and outstanding                                                            2.5           2.5
   Additional paid-in capital                                                              1,075.0         887.0
   Accumulated other comprehensive (loss)income                                              (29.2)          5.5
   Retained earnings                                                                         149.6         524.6
                                                                                     -------------  -------------
      Total shareholder's equity                                                           1,197.9       1,419.6
                                                                                     -------------  -------------
      Total liabilities and shareholder's equity                                      $   20,677.8  $   24,327.5
                                                                                     =============  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                                                        2002            2001         2000
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
    Balance at beginning and end of year                                       $         2.5   $         2.5   $         2.5
                                                                               --------------  --------------  -------------
ADDITIONAL PAID-IN CAPITAL (1)
   Balance at beginning of year                                                        887.0           857.0          857.0
   Capital contribution                                                                188.0            30.0            -
                                                                               --------------  --------------  -------------
   Balance at end of year                                                            1,075.0           887.0          857.0
                                                                               --------------  --------------  -------------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (1)
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND
   DERIVATIVE INSTRUMENTS:
   Balance at beginning of year                                                         21.0            (8.7)         (14.9)
   Appreciation (depreciation) during the period:
        Net (depreciation) appreciation on available-for-sale securities and
               derivative instruments                                                   (9.6)           45.7            9.6
        Benefit (provision) for deferred federal income taxes                            3.4           (16.0)          (3.4)
                                                                               --------------  --------------  -------------
                                                                                        (6.2)           29.7            6.2
                                                                               --------------  --------------  -------------
   Balance at end of year                                                               14.8            21.0           (8.7)
                                                                               --------------  --------------  -------------
   MINIMUM PENSION LIABILITY:
   Balance at beginning of year                                                        (15.5)            -              -
   Increase during the period:
        Increase in minimum pension liability                                          (43.8)          (23.9)           -
        Benefit for deferred federal income taxes                                       15.3             8.4            -
                                                                               --------------  --------------  -------------
                                                                                       (28.5)          (15.5)           -
                                                                               --------------  --------------  -------------
   Balance at end of year                                                              (44.0)          (15.5)           -
                                                                               --------------  --------------  -------------
   Total accumulated other comprehensive (loss) income                                 (29.2)            5.5           (8.7)
                                                                               --------------  --------------  -------------
RETAINED EARNINGS (1)
   Balance at beginning of year                                                        524.6           488.2          361.8
   Net (loss) income                                                                  (375.0)           36.4          126.4
                                                                               --------------  --------------  -------------
   Balance at end of year                                                              149.6           524.6          488.2
                                                                               --------------  --------------  -------------
      Total shareholder's equity                                               $     1,197.9   $     1,419.6   $    1,339.0
                                                                               ==============  ==============  =============

(1) Certain 2001 and 2000 balances have been restated due to a change in corporate structure on December 31, 2002 (see Note 2 - Reorganization of AFC Corporate Structure).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (1)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                       2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                            $      (375.0)   $       36.4    $      126.4
                                                                             ---------------  --------------  --------------
   Other comprehensive (loss) income:
     Available-for-sale securities:
          Net appreciation during the period                                          48.9            44.3             9.6
          Provision for deferred federal income taxes                                (17.1)          (15.5)           (3.4)
                                                                             ---------------  --------------  --------------
     Total available-for-sales securities                                             31.8            28.8             6.2
                                                                             ---------------  --------------  --------------
     Derivative instruments:
          Net (depreciation) appreciation during the period                          (58.5)            1.4             -
          Benefit (provision) for deferred federal income taxes                       20.5            (0.5)            -
                                                                             ---------------  --------------  --------------
     Total derivatives instruments                                                   (38.0)            0.9             -
                                                                             ---------------  --------------  --------------
                                                                                      (6.2)           29.7             6.2
                                                                             ---------------  --------------  --------------
     Minimum pension liability:
          Increase in minimum pension liability                                      (43.8)          (23.9)            -
          Benefit for deferred federal income taxes                                   15.3             8.4             -
                                                                             ---------------  --------------  --------------
                                                                                     (28.5)          (15.5)            -
                                                                             ---------------  --------------  --------------
Other comprehensive (loss) income                                                    (34.7)           14.2             6.2
                                                                             ---------------  --------------  --------------
Comprehensive (loss) income                                                  $      (409.7)   $       50.6    $      132.6
                                                                             ===============  ==============  ==============

(1) Certain 2001 and 2000 balances have been restated due to a change in corporate structure on December 31, 2002 (see Note 2 - Reorganization of AFC Corporate Structure)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                        2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net (loss) income                                                            $    (375.0)   $       36.4    $      126.4
   Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
      Net realized losses                                                             137.7            86.6            67.8
      (Gain) loss on derivative instruments                                           (40.3)           35.2             -
      Impairment of capitalized technology                                             29.8             -               -
      Net amortization and depreciation                                                18.0            20.3            18.2
      Interest credited to contractholder deposit funds and trust instruments
           supported by funding obligations                                            84.4           126.7           144.7
      Gain from retirement of trust instruments supported by funding obligations     (102.6)            -               -
      Loss from disposal of universal life business                                    31.3             -               -
      Deferred federal income taxes                                                  (215.3)          (13.0)           50.1
      Change in deferred acquisition costs                                            386.7          (171.9)         (215.1)
      Change in premiums and notes receivable, net of reinsurance premiums
           payable                                                                      0.9            26.3            47.7
      Change in accrued investment income                                               7.4            (1.3)            4.2
      Change in policy liabilities and accruals, net                                 (221.7)          417.7           (20.3)
      Change in reinsurance receivable                                                 15.1            35.6            13.7
      Change in expenses and taxes payable                                            189.7           (31.7)          (86.2)
      Other, net                                                                       (3.3)          (42.4)           (6.1)
                                                                                -------------- --------------  --------------
          Net cash (used in) provided by operating activities                         (57.2)          524.5           145.1
                                                                                -------------- --------------  --------------
CASH FLOWS FROM INVESTING ACTIVITIES
       Proceeds from disposals and maturities of available-for-sale fixed
           maturities                                                               3,503.6         1,793.9         1,561.6
       Proceeds from disposals of equity securities                                     0.5            42.0             4.1
       Proceeds from disposals of other investments                                    60.4            38.8            28.9
       Proceeds from mortgages sold, matured or collected                              52.3           309.3           119.2
       Purchase of available-for-sale fixed maturities                             (1,997.6)       (2,994.5)       (2,257.6)
       Purchase of equity securities                                                   (1.4)          (11.1)          (16.2)
       Purchase of other investments                                                  (31.3)          (21.2)         (128.0)
       Capital expenditures                                                           (11.5)          (31.2)          (13.2)
       Payments related to terminated swap agreements                                 (72.0)          (27.4)           (3.8)
       Purchase of company owned life insurance                                         -               -             (64.9)
       Other investing activities, net                                                 16.8             7.0            (9.4)
                                                                                -------------- --------------  --------------
           Net cash provided by (used in) investing activities                      1,519.8          (894.4)         (779.3)
                                                                                -------------- --------------  --------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Deposits to contractholder deposit funds                                       100.0           101.3           848.0
       Withdrawals from contractholder deposit funds                               (1,023.7)         (621.1)         (936.7)
       Deposits to trust instruments supported by funding obligations                 112.0         1,109.5           568.5
       Withdrawals from trust instruments supported by funding obligations           (578.9)         (190.6)            -
       Capital contribution                                                            42.1             -               -
                                                                                -------------- --------------  --------------
           Net cash (used in) provided by financing activities                     (1,348.5)          399.1           479.8
                                                                                -------------- --------------  --------------
Net change in cash and cash equivalents                                               114.1            29.2          (154.4)
Cash and cash equivalents, beginning of period                                        154.1           124.9           279.3
                                                                                -------------- --------------  --------------
Cash and cash equivalents, end of period                                        $     268.2    $      154.1    $      124.9
                                                                                ============== ==============  ==============
SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                               $      (0.7)   $       (0.9)   $       (1.9)
Income taxes refunds                                                            $       9.1    $        7.8    $       12.3

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC") and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In accordance with the change in reporting entity guidance contained in Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20"), the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented (see Note 2 - Reorganization of AFC corporate structure).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

The Company's consolidated financial operations include two segments: Allmerica Financial Services ("AFS") and Allmerica Asset Management ("AAM"). Prior to September 30, 2002, the AFS segment manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. On September 27, 2002, the Company announced plans to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products. This resulted from the cumulative effect of the significant, persistent decline in the equity market, culminating in the third quarter of 2002, that followed the decline in the second quarter, as well as the ratings downgrades. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products. In the future, the AFS business will consist of two components. First, the Company plans to transform its former Agency distribution channel into an independent broker/dealer, VeraVest Investments, Inc., formerly "Allmerica Investments, Inc." ("VeraVest"), to distribute non-proprietary investment and insurance products. The Company has entered into agreements with leading investment product and insurance providers and is seeking additional alliances whereby these providers would compensate the Company for non-proprietary product sales by VeraVest's registered representatives. Second, the Company plans to retain and service existing customer accounts. These include variable annuity and variable universal life accounts, as well as certain remaining traditional life and group retirement accounts, which were issued by its life insurance subsidiaries, AFLIAC and FAFLIC. However, the Company expects that the persistency of its existing customer policies and contracts will be substantially less than its historical experience.

Through its AAM segment, prior to September 2002, FAFLIC offered Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts, which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during the fourth quarter of 2002.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.   CLOSED BLOCK

FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.   VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.   FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E.   DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e. when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value.

When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.   REINSURANCE RECEIVABLE

The Company shares certain insurance risks it has underwritten through the use of reinsurance contracts with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provision of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, have been met. As a result, when the Company experiences loss or claims events, or unfavorable mortality or morbidity experience that are subjected to a reinsurance contract, reinsurance recoveries are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual loss or claim, or the aggregate amount of all losses or claims in a particular line, book of business or an aggregate amount associated with a particular accident year. The valuation of losses or claims recoverable depends on whether the underlying loss or claim is a reported loss or claim, an incurred but not reported loss or a future policy benefit. For reported losses and claims, the Company values reinsurance recoverables at the time the underlying loss or claim is recognized, in accordance with contract terms. For incurred but not reported losses and future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contract and historical reinsurance recovery information and applies that information to the gross loss reserve and future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all losses and claims are settled.

H.   DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life and group life and health product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of deferred policy acquisition costs considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

I.   PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss has been deemed to have occurred, the Company reduces the carrying value of the asset to the fair value. Fair values are estimated using discounted cash flow analysis.

J.   GOODWILL

In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company ceased amortizing its goodwill beginning in 2002 and carries it at the January 1, 2002 amortized cost balance, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amount of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K.   SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholders' equity or net investment income.

L.   POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum fund values in excess of contract values.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

M.   PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum fund values in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

N.   FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from policy acquisition expenses, policy reserves, tax credit carryforwards, net operating loss carryforwards and employee benefit expenses.

O.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2003, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 ("FIN 46"). FIN 46 provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46 also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. Certain financial statement disclosures are applicable immediately for those entities for which it is reasonably possible that the enterprise will consolidate any variable interest entities. This interpretation also applies immediately to variable interest entities created after January 31, 2003, and to variable interest entities in which an enterprise obtains an interest after that date. For those variable interest entities in which an enterprise holds a variable interest that it acquired before February 1, 2003, the provisions of this interpretation shall be applied no later than the first reporting period after June 15, 2003. The Company is currently assessing the effect that adoption of FIN 46 will have on its financial position and results of operations.

In November 2002, the FASB issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS - AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB INTERPRETATION NO. 34 ("FIN 45"). FIN 45 provides guidance regarding financial statement disclosure requirements for guarantors related to obligations under guarantees. FIN 45 also clarifies the requirements related to the recognition of a liability by the guarantor, at the inception of a guarantee, for these obligations under guarantees. This interpretation also incorporates, without change, the guidance in FASB Interpretation No. 34, DISCLOSURE OF INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, which is being superceded. The initial recognition and measurement provisions of this interpretation are required to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of reporting periods ending after December 15, 2002. The adoption of FIN 45 did not have a material effect on the Company's financial position or results of operations.

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes Emerging Issues Task Force Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002. The adoption of Statement No. 146 is not expected to have a material effect on the Company's financial statements.

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("Statement No. 144"). This statement addresses significant issues relating to the implementation of Statement of Financial Accounting Standards No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("Statement No. 121"), by developing a single accounting model, based on the framework established in Statement No. 121, for long-lived assets to be disposed of by sale, whether previously held and used or newly acquired. In addition, Statement No. 144 supersedes the accounting and reporting provisions of Accounting Principles Board Opinion No. 30 ("APB No. 30"), REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS, for the disposal of a segment of a business and amends Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. The provisions of this statement are effective for fiscal years beginning after December 15, 2001. The adoption of Statement No. 144 did not have a material effect on the Company's financial statements.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142 which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net-of-taxes, in earnings, to recognize the impairment of goodwill related to two of its non-insurance subsidiaries. The Company utilized a discounted cash flow model to value these subsidiaries.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provisions of the statement, the Company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

P.   RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.   REORGANIZATION OF AFC CORPORATE STRUCTURE

On December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC, as well as the immediate parent of FAFLIC. Under the previous internal ownership structure, FAFLIC was the immediate parent of AFLIAC and a direct subsidiary of AFC. This transaction was recorded at cost.

In accordance with the change in reporting entity guidance contained within APB Opinion No. 20, the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented.

A reconciliation of revenues and net income as previously reported and as restated are as follows:

DECEMBER 31,
(IN MILLIONS)                                             2001         2000
-----------------------------------------------------------------------------
Revenues:
       As previously reported                           $  597.3     $  595.5
       Effect of change in reporting entity                276.0        332.5
                                                        ---------------------
           As restated                                    873.3        928.0
                                                        ---------------------
Net Income:
       As previously reported                               73.9        119.5
       Effect of change in reporting entity                (37.5)         6.9
                                                        ---------------------
              As restated                               $   36.4     $  126.4
                                                        ---------------------

3.   DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $7.4 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $69.6 million at December 31, 2002 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2002 and 2001, the discontinued segment had assets of approximately $290.4 million and $397.6 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $347.5 million and $369.3 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $23.3 million, $34.4 million and $207.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

4.   SIGNIFICANT TRANSACTIONS

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $660 million of universal life insurance reserves in exchange for the transfer of approximately $550 million of investment assets with an amortized cost of approximately $525 million, subject to certain post-closing adjustments. At December 31, 2002, the Company recorded a pre-tax loss from this transaction of $31.3 million. This loss consisted primarily of the aforementioned ceded reserves, asset transfers, a permanent impairment of the universal life deferred acquisition cost ("DAC") asset of $155.9 million and administrative expenses of approximately $10 million. This loss is reflected as a separate line item in the Consolidated Statements of Income. During 2003, approximately $550 million of investment assets will be used for the settlement of the net payable associated with this transaction.

In the fourth quarter of 2002, the Company retired $548.9 million of its long-term funding agreement obligations at discounts. This resulted in a pre-tax gain of $102.6 million, which is reported as gain from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net foreign currency transaction loss on the retired foreign-denominated funding agreements, which was partially offset by foreign exchange gains on derivative instruments used to hedge the retired funding agreements, of $12.2 million was recorded as other income in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $14.1 million was recorded as net realized investment losses in the Consolidated Statements of Income.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its AFS segment (see Note 14 for a description of the Company's operating segments). Approximately $11.7 million of this charge relates to severance and other employee and agent related costs resulting from the elimination of approximately 475 positions, of which 366 employees have been terminated as of December 31, 2002 and 63 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge relates to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2002, the Company has made payments of approximately $4.7 million related to this restructuring plan, of which approximately $4.3 million relates to severance and other employee related costs.

During 2000, the Company adopted a formal company-wide restructuring plan. This plan was the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consisted of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000. Approximately $1.9 million of this charge relates to severance and other employee related costs resulting from the elimination of approximately 360 positions, of which 240 employees have been terminated as of December 31, 2001 and 120 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. In addition, approximately $9.1 million of this charge relates to other restructuring costs, consisting of one-time project costs, lease cancellations and the present value of idle leased space. In 2002, the Company recognized a pre-tax benefit of $0.1 million related to this restructuring. As of December 31, 2002, the Company has made payments of approximately $10.9 million related to this restructuring plan, of which approximately $1.9 million relates to severance and other employee related costs. This plan has been implemented.

5.   INVESTMENTS

A.   FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                     GROSS        GROSS
DECEMBER 31,                                         AMORTIZED     UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                                        COST (1)        GAINS        LOSSES       VALUE
-------------------------------------------------------------------------------------------------------
2002
U.S. Treasury securities and U.S. government and
agency securities                                  $     296.7    $    11.4     $      -     $    308.1
States and political subdivisions                          3.5          0.1            -            3.6
Foreign governments                                       10.1          0.6            0.1         10.6
Corporate fixed maturities                             3,305.6        196.5           75.7      3,426.4
Mortgage-backed securities                               887.9         48.6            0.1        936.4
                                                   ----------------------------------------------------
Total fixed maturities                             $   4,503.8    $   257.2     $     75.9   $  4,685.1
                                                   ----------------------------------------------------
Equity securities                                  $      33.8    $     2.5     $      0.3   $     36.0
                                                   ----------------------------------------------------
                                                                     GROSS        GROSS
DECEMBER 31,                                         AMORTIZED     UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                                        COST (1)        GAINS        LOSSES       VALUE
-------------------------------------------------------------------------------------------------------
2001
U.S. Treasury securities and U.S. government and
agency securities                                  $     145.9    $     3.0     $      2.4   $    146.5
States and political subdivisions                          2.9          0.2            -            3.1
Foreign governments                                       23.1          1.6            0.2         24.5
Corporate fixed maturities                             4,930.5        163.0           85.8      5,007.7
Mortgage-backed securities                               853.1         25.6            3.4        875.3
                                                   ----------------------------------------------------
Total fixed maturities                             $   5,955.5    $   193.4     $     91.8   $  6,057.1
                                                   ----------------------------------------------------
Equity securities                                  $        44.2  $       1.7   $      8.8   $     37.1
                                                   ----------------------------------------------------

(1)  AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2002 the amortized cost and market value of these assets on deposit in New York were $180.1 million and $189.9 million, respectively. At December 31, 2001, the amortized cost and market value of these assets on deposit were $180.0 million and $182.9 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $36.9 million and $37.4 million were on deposit with various state and governmental authorities at December 31, 2002 and 2001, respectively. Market values related to these securities were $39.6 million and $39.0 million at December 31, 2002 and 2001, respectively.

At December 31, 2002, there were contractual investment commitments of $9.3 million.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                      2002
                                             -----------------------
DECEMBER 31,                                  AMORTIZED      FAIR
(IN MILLIONS)                                   COST         VALUE
--------------------------------------------------------------------
Due in one year or less                      $    223.8    $   224.4
Due after one year through five years           1,787.4      1,867.0
Due after five years through ten years          1,387.5      1,453.6
Due after ten years                             1,105.1      1,140.1
                                             -----------------------
Total                                        $  4,503.8    $ 4,685.1
                                             -----------------------

B.   MORTGAGE LOANS AND REAL ESTATE

The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2002 and 2001. The carrying values of mortgage loans, net of applicable reserves, were $175.1 million and $226.6 million at December 31, 2002 and 2001, respectively. Reserves for mortgage loans were $1.9 million and $2.7 million at December 31, 2002 and 2001, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio.

There was no real estate held at December 31, 2002 in the Company's investment portfolio. At December 31, 2001, the Company held one real estate investment with a carrying value of $1.9 million which was acquired through the foreclosure of a mortgage loan. This investment represented the one non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans in 2002 and 2000.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2002.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                 2002        2001
-----------------------------------------------------------------
Property type:
        Office building                      $   95.1    $  120.7
        Retail                                   40.4        56.9
        Industrial / warehouse                   34.1        39.5
        Residential                               6.9        11.5
        Other                                     0.5         0.7
        Valuation allowances                     (1.9)       (2.7)
                                             --------------------
Total                                        $  175.1    $  226.6
                                             --------------------

DECEMBER 31,
(IN MILLIONS)                                   2002        2001
------------------------------------------------------------------
Geographic region:
        New England                          $    40.6   $    46.0
        South Atlantic                            39.7        64.6
        Pacific                                   28.4        33.2
        East North Central                        25.9        27.1
        West South Central                        18.6        33.3
        Other                                     13.9        14.7
        Middle Atlantic                            9.9        10.4
        Valuation allowances                      (1.9)       (2.7)
                                             ---------------------
Total                                        $   175.1   $   226.6
                                             ---------------------

At December 31, 2002, scheduled mortgage loan maturities were as follows: 2003 - $20.3 million; 2004 - $49.1 million; 2005 - $5.5 million; 2006 - $24.8 million;
2007 - $6.8 million and $68.6 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2002, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $1.9 million and $2.7 million at December 31, 2002 and 2001, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2002 and 2001. Those mortgage loans that were impaired during a portion of 2001 had an average carrying value of $2.2 million as of December 31, 2001. Related interest income while such loans were impaired was $1.4 million in 2000. There was no interest income received in 2002 and 2001 related to impaired loans.

C.   DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on the reinvestment of fixed maturities. The Company is exposed to interest rate risk on fixed maturity reinvestments from the time of maturity until the purchase of new fixed maturities. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of guaranteed investment contracts ("GIC") and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company only trades derivative instruments with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap, futures and options contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2002 and 2001, respectively, collateral of $23.7 million and $69.7 million, in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.   FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the years ended December 31, 2002 and 2001, the Company recognized net gains of $0.3 million, reported in (gains) losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.   CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability.

The Company also enters into foreign currency forward contracts to hedge foreign currency exposure on specific fixed income securities. Additionally, the Company enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure, and foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Under the foreign exchange forward, futures and options contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

For the years ended December 31, 2002 and 2001, respectively, the Company recognized a net gain of $65.1 million and a net loss of $35.5 million, representing the total ineffectiveness of all cash flow hedges. The net gain reflects total ineffectiveness in 2002, of which $40.0 million related to ineffective swap contracts and was reported in (gains) losses on derivative instruments in the Consolidated Statements of Income, and $25.1 million related to ineffective futures and options contracts which was reported in other income in the Consolidated Statements of Income. The 2001 net loss of $35.5 million, representing total ineffectiveness on all cash flow hedges, was reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The Company did not hold any ineffective futures or options contracts during 2001. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

The net loss in 2001 included a total loss of $35.8 million, related to ineffective hedges of floating rate funding agreements with put features allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company determined that it was probable that some of the future variable cash flows of the funding agreements would not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that were probable of occurring versus those that were probable of not occurring. The total accumulated losses deferred in other comprehensive income related to the payments that were probable of not occurring, which totaled $35.8 million, was reclassified to earnings during the fourth quarter of 2001 and reflected in (gains) losses on derivative instruments in the Consolidated Statements of Income. During 2002, all of the Company's floating rate funding agreements with put features were terminated; therefore, the total accumulated losses of $35.8 million were reclassified from (gains) losses on derivative instruments to net realized investment losses in the Consolidated Statements of Income.

As of December 31, 2002, $5.9 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the possible repurchase of other funding agreements, and (d) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is 12 months.

F.   TRADING ACTIVITIES

The Company entered into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the terms of the credit default swap contracts, the Company assumed the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company would have paid the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions was the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agreed to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount.

As of December 31, 2001, the Company no longer held insurance or credit default swap contracts, although final payment related to the insurance portfolio-linked swap contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million in 2002, while net realized investment losses related to these contracts were $4.3 million and $0.7 million for the years ended December 31, 2001 and 2000, respectively.

The stated annual premium under credit default swap contracts was recognized in net investment income. There were no net increases to investment income related to credit default swap contracts for the years ended December 31, 2002 and 2001; however, there was a net increase of $0.2 million for the year ended December 31, 2000.

As of December 31, 2002 the Company no longer held any other swap contracts for investment purposes. The fair value of the other swap contract held for investment purposes was $(2.1) million at December 31, 2001. The net decrease in net investment income related to this contract was $0.4 million, $0.7 million and $0.1 million for the years ended December 31, 2002, 2001 and 2000, respectively.

G.   VARIABLE INTEREST ENTITY

The Company holds an investment in the Allmerica CBO I, Ltd., which was formed in 1998 as a collateralized bond obligation, to issue secured notes to various investors and use the proceeds to purchase high yield fixed income securities. The note holders own beneficial interests in the cash flows of the high yield securities. The interests are classified based upon priority of payments, and consist of the following par values as of December 31:

DECEMBER 31,
(IN MILLIONS)                                            2002        2001
---------------------------------------------------------------------------
Floating rate secured notes                            $  241.6    $  249.4
Second priority senior notes                               65.3        60.7
Senior subordinated notes                                  32.9        32.9
Junior subordinated notes                                  21.9        21.9
                                                       --------------------
Total Allmerica CBO capital                            $  361.7    $  364.9
                                                       --------------------

At both December 31, 2002 and 2001, the Company owned a $36.9 million par value investment in the Allmerica CBO I, Ltd., consisting of $30.9 million of Senior Subordinated Notes and $6.0 million of Junior Subordinated Notes. The Company's investment in Allmerica CBO I, Ltd. was considered to be other-than-temporarily impaired and therefore completely written off during 2001. Through the Company's ownership of the Junior Subordinated Notes, it is entitled to 27.4% of the residual value, if any, of the CBO. The Company has no remaining exposure to loss because its investment in the non-recourse notes has already been completely written off.

H.   UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                        EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                        FIXED         SECURITIES
(IN MILLIONS)                                                        MATURITIES    AND OTHER (1,2)       TOTAL
----------------------------------------------------------------------------------------------------------------
2002
Net appreciation (depreciation), beginning of year                    $    21.3       $    (0.3)       $    21.0
                                                                      ------------------------------------------
       Net appreciation on available-for-sale
          securities and derivative instruments                            19.7            10.0             29.7
       Net depreciation from the effect on deferred
          policy acquisition costs and on policy liabilities              (39.3)            -              (39.3)
       Benefit (provision) for deferred federal income taxes                6.9            (3.5)             3.4
                                                                      ------------------------------------------
                                                                          (12.7)            6.5             (6.2)
                                                                      ------------------------------------------
Net appreciation, end of year                                         $     8.6       $     6.2        $    14.8
                                                                      ------------------------------------------
2001
Net (depreciation) appreciation, beginning of year                     $  (22.1)      $    13.4        $    (8.7)
                                                                      ------------------------------------------
       Net appreciation (depreciation)  on available-for-sale
          securities and derivative instruments                            86.5           (21.1)            65.4
       Net depreciation from the effect on deferred
          policy acquisition costs and on policy liabilities              (19.7)            -              (19.7)
       (Provision) benefit for deferred federal income taxes              (23.4)            7.4            (16.0)
                                                                      ------------------------------------------
                                                                           43.4           (13.7)            29.7
                                                                      ------------------------------------------
Net appreciation (depreciation), end of year                          $    21.3       $    (0.3)       $    21.0
                                                                      ------------------------------------------

                                                                                        EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                        FIXED         SECURITIES
(IN MILLIONS)                                                        MATURITIES    AND OTHER (1,2)       TOTAL
----------------------------------------------------------------------------------------------------------------
2000
Net (depreciation) appreciation, beginning of year                     $  (30.4)      $    15.5         $  (14.9)
                                                                      ------------------------------------------
       Net appreciation (depreciation) on available-for-sale
          securities                                                       48.9            (3.2)            45.7
       Net depreciation from the effect on deferred
          policy acquisition costs and on policy liabilities              (36.1)            -              (36.1)
       (Provision) benefit for deferred federal income taxes               (4.5)            1.1             (3.4)
                                                                      ------------------------------------------
                                                                            8.3            (2.1)             6.2
                                                                      ------------------------------------------
Net (depreciation) appreciation, end of year                           $  (22.1)      $    13.4         $   (8.7)
                                                                      ------------------------------------------

(1) INCLUDES NET DEPRECIATION ON DERIVATIVE INSTRUMENTS OF $58.5 MILLION AND NET APPRECIATION ON DERIVATIVE INSTRUMENTS OF $1.4 MILLION IN 2002 AND 2001, RESPECTIVELY

(2) INCLUDES NET APPRECIATION ON OTHER INVESTMENTS OF $0.4 MILLION, $0.5 MILLION, AND $1.5 MILLION IN 2002, 2001 AND 2000, RESPECTIVELY.

I.   OTHER

At December 31, 2002, the Company had no concentration of investments in a single investee exceeding 10% of shareholder's equity except for investments with Federal National Mortgage Association and Federal Home Loan Mortgage Corporation with carrying values of $246.5 million and $154.0 million, respectively. At December 31, 2001, the Company had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

6.   INVESTMENT INCOME AND GAINS AND LOSSES

A.   NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                    2002        2001        2000
-------------------------------------------------------------------------------
Fixed maturities                                $ 364.0     $ 389.7     $ 339.8
Mortgage loans                                     16.4        42.0        52.1
Equity securities                                   0.9         1.4         1.1
Policy loans                                       24.8        27.1        26.1
Derivatives                                       (37.7)      (48.0)       (5.6)
Other long-term investments                        19.6        20.8        11.3
Short-term investments                              6.3        12.4         8.1
                                                -------------------------------
Gross investment income                           394.3       445.4       432.9
Less investment expenses                          (10.1)      (12.2)      (11.5)
                                                -------------------------------
Net investment income                           $ 384.2     $ 433.2     $ 421.4
                                                -------------------------------

The Company had fixed maturities with a carrying value of $32.3 million and $6.5 million on non-accrual status at December 31, 2002 and 2001, respectively. The Company had mortgage loans with a carrying value of $7.4 million on non-accrual status at December 31, 2002. There were no mortgage loans on non-accrual status at December 31, 2001. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $15.7 million, $7.3 million, and $1.6 million in 2002, 2001, and 2000, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2002 and 2001. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million in 2000. Actual interest income on these loans included in net investment income aggregated $1.4 million in 2000.

There were no mortgage loans which were non-income producing at December 31, 2002 and 2001. There were, however, fixed maturities with a carrying value of $5.8 million and $2.7 million at December 31, 2002 and 2001, respectively, which were non-income producing during 2002 and 2001.

Included in other long-term investments is income from limited partnerships of $5.3 million, $9.1 million, and $7.8 million in 2002, 2001, and 2000, respectively.

B.   NET REALIZED INVESTMENT GAINS AND LOSSES

Realized losses on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                    2002        2001        2000
------------------------------------------------------------------------------
Fixed maturities                              $  (73.0)   $  (88.0)    $ (77.1)
Mortgage loans                                     0.8        14.6         1.3
Equity securities                                (11.3)       28.1         2.0
Derivative instruments                           (53.1)      (32.9)        3.1
Other long-term investments                       (1.1)       (8.4)        2.9
                                              --------------------------------
Net realized investment losses                $ (137.7)   $  (86.6)    $ (67.8)
                                              --------------------------------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                           PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,             VOLUNTARY     GROSS       GROSS
(IN MILLIONS)                                  SALES       GAINS       LOSSES
-----------------------------------------------------------------------------
2002
Fixed maturities                             $2,312.8     $ 118.8       $29.9
Equity securities                                 0.5         0.1        -

2001
Fixed maturities                             $1,044.4     $  46.3       $26.8
Equity securities                                39.3        29.7        -

2000
Fixed maturities                             $1,129.2     $   4.0       $52.7
Equity securities                                 2.1         2.0        -

The Company recognized losses of $176.3 million, $115.0 million and $31.8 million in 2002, 2001 and 2000, respectively, related to other-than-temporary impairments of fixed maturities and other securities.

C.   OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                              2002        2001       2000
--------------------------------------------------------------------------------------------------------
Unrealized  appreciation (depreciation) on
available-for-sale securities

Unrealized holding losses arising during period, (net of tax benefits of
$(12.8), $(8.4) and (21.9) in 2002, 2001 and 2000).
                                                                          $ (23.7)    $ (15.6)   $ (40.7)

Less: reclassification adjustment for losses  included in net income net of tax benefits of $29.9, 23.9 and $25.3 million in 2002, 2001 and 2000.
                                                                            (55.5)      (44.4)     (46.9)
                                                                          ------------------------------
Total available-for-sale securities                                          31.8        28.8        6.2
                                                                          ------------------------------

Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period, (net of
taxes (benefit) of $4.7 and $(63.4) million in 2002 and 2001)                 8.9      (117.7)       -

Less: reclassification adjustment for gain (losses) included in net income (net of taxes (benefit) of $25.2 million and $(63.9) million
in 2002 and 2001)                                                            46.9      (118.6)       -
                                                                          ------------------------------
Total derivative instruments                                                (38.0)        0.9        -
                                                                          ------------------------------
Net unrealized (depreciation) appreciation  on investments                $  (6.2)    $  29.7    $   6.2
                                                                          ==============================

7.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated using independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                   2002                    2001
                                                           ---------------------------------------------
DECEMBER 31,                                               CARRYING       FAIR     CARRYING      FAIR
(IN MILLIONS)                                               VALUE         VALUE     VALUE        VALUE
--------------------------------------------------------------------------------------------------------
Financial Assets
      Cash and cash equivalents                            $   268.2   $   268.2   $   154.1   $   154.1
      Fixed maturities                                       4,685.1     4,685.1     6,057.1     6,057.1
      Equity securities                                         36.0        36.0        37.1        37.1
      Mortgage loans                                           175.1       186.0       226.6       235.6
      Policy loans                                             361.4       361.4       379.6       379.6
      Derivative instruments                                    44.7        44.7        70.2        70.2
      Company owned life insurance                              67.2        67.2        67.3        67.3
                                                           ---------------------------------------------
                                                           $ 5,637.7   $ 5,648.6   $ 6,992.0   $ 7,001.0
                                                           ---------------------------------------------
Financial Liabilities
      Guaranteed investment contracts                        $ 207.2     $ 220.4   $ 1,100.7   $ 1,174.1
      Derivative instruments                                    24.6        24.6       180.3       180.3
      Supplemental contracts without life contingencies         60.0        60.0        57.3        57.3
      Dividend accumulations                                    87.6        87.6        88.8        88.8
      Other individual contract deposit funds                   58.3        58.3        50.4        50.4
      Other group contract deposit funds                       164.6       173.5       213.4       212.4
      Individual annuity contracts - general account         1,493.0     1,434.6     1,686.2     1,621.3
      Trust instruments supported by funding obligations     1,202.8     1,224.5     1,589.0     1,534.0
                                                           ---------------------------------------------
                                                           $ 3,298.1   $ 3,283.5   $ 4,966.1   $ 4,918.6
                                                           ---------------------------------------------

8.   CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2002 and 2001 and for the periods ended December 31, 2002, 2001 and 2000 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                       2002                  2001
-----------------------------------------------------------------------------------------------------------------
Assets
       Fixed maturities, at fair value (amortized cost of $517.4 and $498.1)  $       542.4         $       504.2
       Mortgage loans                                                                  46.6                  55.7
       Policy loans                                                                   167.4                 182.1
       Cash and cash equivalents                                                        0.3                   9.2
       Accrued investment income                                                       13.1                  14.6
       Deferred policy acquisition costs                                                8.2                  10.4
       Deferred federal income taxes                                                    5.4                   3.4
       Other assets                                                                     4.7                   2.8
                                                                              -----------------------------------
Total assets                                                                  $       788.1         $       782.4
                                                                              -----------------------------------
Liabilities
       Policy liabilities and accruals                                                767.5                 798.2
       Policyholder dividends                                                          57.1                  30.7
       Other liabilities                                                               23.8                   7.0
                                                                              -----------------------------------
Total liabilities                                                             $       848.4         $       835.9
                                                                              -----------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block                                                                      $        60.3         $        53.5
Amounts included in accumulated other comprehensive income:
Net unrealized investment losses, net of deferred federal income tax
   benefits of $5.2 million and $2.3 million                                          (9.6)                  (4.3)
                                                                              -----------------------------------
Maximum future earnings to be recognized from Closed Block assets and
   liabilities                                                                $        50.7         $        49.2
                                                                              ===================================

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2002            2001          2000
-----------------------------------------------------------------------------------------------------------------
Revenues
     Premiums and other income                                            $   46.2        $   47.2       $   49.9
     Net investment income                                                    51.3            54.1           53.6
     Realized investment losses                                               (8.3)           (2.2)          (5.4)
                                                                          ---------------------------------------
Total revenues                                                                89.2            99.1           98.1
                                                                          ---------------------------------------
Benefits and expenses
     Policy benefits                                                          79.4            83.1           89.5
     Policy acquisition expenses                                               2.2             0.6            2.1
     Other operating expenses                                                  0.7             -              0.2
                                                                          ---------------------------------------
Total benefits and expenses                                                   82.3            83.7           91.8
                                                                          ---------------------------------------
Contribution from the Closed Block                                        $    6.9        $   15.4       $    6.3
                                                                          ---------------------------------------

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                            2002       2001         2000
----------------------------------------------------------------------------------------------------------------------
Cash flows
       Cash flows from operating activities:
       Contribution from the Closed Block                                              $   6.9    $   15.4     $   6.3
       Adjustment for net realized investment losses                                       8.3         2.2         5.4
       Change in:
          Deferred policy acquisition costs                                                2.2         0.6         2.1
          Policy liabilities and accruals                                                (31.2)      (12.3)      (12.0)
          Other assets                                                                    (0.5)        2.1         5.3
          Expenses and taxes payable                                                       9.6        (0.2)      (10.1)
          Other, net                                                                      (0.8)        0.3        (0.1)
                                                                                       -------------------------------
       Net cash (used in) provided by operating activities                                (5.5)        8.1        (3.1)
       Cash flows from investing activities:
           Sales, maturities and repayments of investments                               176.1       136.8       133.3
           Purchases of investments                                                     (194.2)     (147.2)     (160.3)
           Other, net                                                                     14.7         9.6         9.4
                                                                                       -------------------------------
       Net cash used in investing activities                                              (3.4)       (0.8)      (17.6)
                                                                                       -------------------------------
Net (decrease) increase  in cash and cash equivalents                                     (8.9)        7.3       (20.7)
Cash and cash equivalents, beginning of year                                               9.2         1.9        22.6
                                                                                       -------------------------------
Cash and cash equivalents, end of year                                                 $   0.3    $    9.2     $   1.9
                                                                                       -------------------------------

There were no valuation allowances on mortgage loans at December 31, 2002 and 2001.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.   GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes and ceased its amortization of goodwill. Amortization expense in 2001 and 2000 was $0.3 million and $0.2 million, respectively, net of taxes. In accordance with Statement No. 142, the following table provides (loss) income before the cumulative effect of a change in accounting principle, net (loss) income, and related per-share amounts as of December 31, 2002, 2001, and 2000 as reported and adjusted as if the Company had ceased amortizing goodwill effective
January 1, 2000.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                           2002              2001               2000
----------------------------------------------------------------------------------------------------------------------
   Reported (loss) income before cumulative effect of
   change in accounting principle                                    $   (373.4)       $     39.6          $   126.4
   Goodwill amortization                                                      -               0.3                0.2
                                                                     ----------        ----------          ---------
   Adjusted (loss) income before cumulative effect of
     change in accounting principle                                  $   (373.4)       $     39.9          $   126.6
                                                                     ==========        ==========          =========
   Reported net (loss) income                                        $   (375.0)       $     36.4          $   126.4
   Goodwill amortization                                                      -               0.3                0.2
                                                                     ----------        ----------          ---------
   Adjusted net (loss) income                                        $   (375.0)       $     36.7          $   126.6
                                                                     ==========        ==========          =========

In accordance with the provision of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2002 and determined that no further impairments were required.

10.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                  2002         2001       2000
-----------------------------------------------------------------------------
Federal income tax (benefit) expense
       Current                              $   (28.5)    $  (1.5)    $ (33.8)
       Deferred                                (215.3)      (13.0)       50.1
                                            ---------------------------------
Total                                       $  (243.8)    $ (14.5)    $  16.3
                                            =================================

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2002        2001        2000
----------------------------------------------------------------------------------------------
Expected federal income tax (benefit) expense                $ (216.0)  $      8.8     $  49.9
       Prior years' federal income tax settlement               (11.6)         -           -
       Tax credits                                              (10.8)       (10.8)      (10.3)
       Dividend received deduction                               (7.2)        (8.9)       (6.9)
       Changes in tax estimates for prior years'
       dividend received deduction                                -            -         (13.3)
       Changes in other tax estimates                             1.1         (1.4)       (4.0)
       Other, net                                                 0.7         (2.2)        0.9
                                                             ---------------------------------
Federal income tax (benefit)expense                          $ (243.8)  $    (14.5)    $  16.3
                                                             =================================

The deferred income tax (asset) liability represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                                            2002       2001
----------------------------------------------------------------------------------------------------------
Deferred tax (asset) liabilities
        Insurance reserves                                                            $ (235.8)  $  (204.2)
        Deferred acquisition costs                                                       286.9       448.5
        Tax credit carryforwards                                                         (61.8)      (53.1)
        Employee benefit plans                                                           (72.4)      (58.3)
        Loss carryforwards                                                               (82.1)      (58.8)
        Discontinued operations                                                          (22.4)      (20.2)
        Software capitalization                                                            6.7        11.6
        Investments, net                                                                 (19.0)      (33.4)
        Restructuring reserve                                                             (3.8)       (0.3)
        Other, net                                                                        (8.7)       (7.1)
                                                                                      --------------------
Deferred tax (asset) liability, net                                                   $ (212.4)  $    24.7
                                                                                      ====================

Gross deferred income tax assets totaled $817.2 million and $972.8 million at December 31, 2002 and 2001, respectively. Gross deferred income tax liabilities totaled approximately $604.8 million and $997.5 million at December 31, 2002 and 2001, respectively.

The Company believes, based on its tax sharing agreement and AFC's earnings history and its future expectations, that AFC's taxable income from the non-life insurance subgroup in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2002, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and certain other tax credit carryforwards of $1.9 million, $49.2 million and $10.7 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the low income housing credit carryforwards will expire beginning in 2018. The Company also has net operating loss carryforwards of $234.6 million expiring in 2016.

The Company's federal income tax returns are routinely audited by the IRS , and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") consolidated group's federal income tax returns through 1994. Certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

11.  PENSION PLANS

AFC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. The allocation was based on 3.0%, 5.0% and 7.0% of each covered employee's eligible salary for 2002, 2001 and 2000 respectively. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2002        2001       2000
-------------------------------------------------------------------------------------------
Service cost - benefits earned during the year              $  11.1     $  14.7     $  18.5
Interest cost                                                  32.6        30.9        28.6
Expected return on plan assets                                (33.4)      (39.6)      (43.1)
Recognized net actuarial loss (gain)                           11.3        (0.4)      (11.2)
Amortization of transition asset                               (2.2)       (2.2)       (2.2)
Amortization of prior service cost                             (2.6)       (3.1)       (3.1)
Curtailment loss and special termination benefits               5.4         -           -
                                                            -------------------------------
     Net periodic pension cost (benefit)                    $  22.2      $  0.3   $  ( 12.5)
                                                            ===============================

The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the AFS restructuring (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the aforementioned AFS restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The Company allocated approximately $14.1 million, $0.2 million and $(6.5) million of the net periodic pension cost (benefit) to its affiliated companies in 2002, 2001 and 2000, respectively.

The following table summarizes the status of the plans. At December 31, 2002 and 2001, the projected benefit obligations exceeded the plans' assets. During the 2002 and 2001, the Company recorded increases in its minimum pension liability related to its pension plans of $43.8 million and $23.9 million, respectively. This is reflected as an adjustment to accumulated other comprehensive income and is primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. This liability resulted primarily from a decrease in the market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                                             2002       2001
-----------------------------------------------------------------------------------------------------------
Change in benefit obligations:
       Projected benefit obligation,  beginning of year                                $  483.2    $  450.9
       Service cost - benefits earned during the year                                      11.1        14.7
       Interest cost                                                                       32.6        30.9
       Actuarial losses                                                                    28.6        12.4
       Benefits paid                                                                      (30.1)      (25.7)
                                                                                       --------------------
             Projected benefit obligation, end of year                                    525.4       483.2
                                                                                       --------------------
Change in plan assets:
       Fair value of plan assets, beginning of year                                       364.3       441.5
       Actual return on plan assets                                                       (65.2)      (51.5)
       Benefits paid                                                                      (30.1)      (25.7)
                                                                                       --------------------
             Fair value of plan assets, end of year                                       269.0       364.3
                                                                                       --------------------
       Funded status of the plan                                                         (256.4)     (118.9)
       Unrecognized transition obligation                                                 (15.0)      (17.2)
       Unamortized prior service cost                                                      (3.5)       (1.7)
       Unrecognized net actuarial gains                                                    26.3        27.6
                                                                                       --------------------
             Net pension liability                                                     $ (248.6)   $ (110.2)
                                                                                       ====================

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $4.7 million and $6.1 million in 2002 and 2001, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.25% and 6.88% in 2002 and 2001, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2002 and 2001. For 2003, the projected benefit obligation will be based on a weighted average discount rate and assumed long-term rate of return on plan assets of 6.25% and 8.5%, respectively. The actuarial present value of the projected benefit obligations is determined using assumed rates of increase in future compensation levels of 4.0% for 2003, 2002 and 2001. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2002 and 2001, with a market value of $8.0 million and $35.5 million, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2002, 2001 and 2000, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.0 million, $5.7 million, and $6.1 million in 2002, 2001 and 2000, respectively. The Company allocated approximately $3.2 million and $3.6 million of the 401(k) expense to its affiliated companies in 2002 and 2001 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The Plan expense in 2002, 2001, and 2000 was $3.1 million, $3.3 million, and $3.2 million, respectively. There will be no future agent or employer contributions to this plan due to the termination of all agent contracts as of December 31, 2002 pursuant to the AFS restructuring (see Note 4 - Significant Transactions).

12.  OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC.

Generally, active employees and agents become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                                             2002       2001
-------------------------------------------------------------------------------------------------------------
   Change in benefit obligations:
      Accumulated postretirement benefit obligation, beginning of year                   $   77.2     $  75.5
      Service cost                                                                            2.2         2.3
      Interest cost                                                                           5.0         4.9
      Actuarial losses (gains)                                                                4.7        (1.2)
      Benefits paid                                                                          (4.2)       (4.3)
      Curtailment gain and special termination benefits                                      (9.0)        -
                                                                                         --------------------
           Accumulated postretirement benefit obligation, end of year                        75.9        77.2
                                                                                         --------------------
   Fair value of plan assets, end of year                                                     -           -
                                                                                         --------------------
   Funded status of the plan                                                                (75.9)      (77.2)
   Unamortized prior service cost                                                            (2.8)       (5.4)
   Unrecognized net actuarial gains                                                          (6.0)       (8.4)
                                                                                         --------------------
        Accumulated postretirement benefit costs                                         $  (84.7)    $ (91.0)
                                                                                         ====================

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                  2002        2001       2000
-----------------------------------------------------------------------------------------------------------
   Service cost                                                              $   2.2      $  2.3     $  1.9
   Interest cost                                                                 5.0         4.9        4.9
   Recognized net actuarial gain                                                (0.3)       (0.4)      (0.5)
   Amortization of prior service cost                                           (2.2)       (2.2)      (2.2)
   Curtailment gain and special termination benefits                            (6.8)        -          -
                                                                             ------------------------------
   Net periodic postretirement (benefit) cost                                $  (2.1)     $  4.6     $  4.1
                                                                             ==============================

The company allocated approximately $(1.3) million, $2.9 million and $2.1 million of the net periodic postretirement (benefit) cost to its affiliated companies in 2002, 2001 and 2000 respectively.

As a result of the AFS restructuring in 2002 (see Note 4 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $2.4 million and $3.2 million in 2002 and 2001, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2002, health care costs were assumed to increase 9.0% in 2003, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2002 by $3.5 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2002 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2002 by $3.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2002 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.25%, and 6.88% at December 31, 2002 and 2001, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

13.  DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts' laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Insurance Commissioner to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $197.2 million at December 31, 2002. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $481.9 million at December 31, 2002 for AFLIAC. The Company Action Level is the first level in which Massachusetts Insurance Commissioner would mandate regulatory involvement based upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. No dividends were declared by FAFLIC or AFLIAC to their parent during 2002, 2001, and 2000. AFLIAC and FAFLIC cannot pay dividends to their parent without prior approval from the Commissioner for the foreseeable future.

14.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducts business principally in three operating segments. These segments are Risk Management, Allmerica Financial Services, and Allmerica Asset Management. In accordance with Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision makers in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

The Risk Management Segment includes the Company's discontinued operations (see
Note 3 - Discontinued Operations).

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. Prior to September 30, 2002, the Allmerica Financial Services segment manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. On September 27, 2002, the Company announced plans to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products.

After September 30, 2002, the AFS business consists of two components. First, the segment includes its independent broker dealer, VeraVest Investments, Inc., formerly "Allmerica Investments, Inc.", ("VeraVest"), which distributes third-party investment and insurance products. The Company has entered into agreements with leading investment product and insurance providers and is seeking additional alliances whereby these providers would compensate the Company for non-proprietary product sales by VeraVest's registered representatives. Second, this segment will retain and service existing variable annuity and variable universal life accounts, as well as its remaining traditional life and group retirement accounts, which were issued by its life insurance subsidiaries, AFLIAC and FAFLIC.

Through its Allmerica Asset Management segment, prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts, with short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. Declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during the fourth quarter of 2002 (see Note 4 -Significant Transactions).

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those related to certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment (loss) income is determined by adjusting net income for net realized investment gains and losses, including certain gains or losses on derivative instruments, because fluctuations in these gains and losses are determined by interest rates, financial markets and the timing of sales. Also, segment (loss) income excludes net gains and losses on disposals of businesses, discontinued operations, restructuring and reorganization costs, extraordinary items, the cumulative effect of accounting changes and certain other items, which in each case, are neither normal nor recurring. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment (loss) income enhances understanding of the Company's results of operations by highlighting net (loss) income attributable to the normal, recurring operations of the business. However, segment (loss) income should not be construed as a substitute for net (loss) income determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                        2002          2001           2000
----------------------------------------------------------------------------------------------------------
Segment revenues:
         Asset Accumulation
             Allmerica Financial Services                        $      840.1  $      816.4    $     858.1
             Allmerica Asset Management                                  99.7         143.5          137.7
                                                                 -----------------------------------------
             Total segment revenues including Closed Block              939.8         959.9          995.8
                                                                 -----------------------------------------
         Adjustment to segment revenues:
                  Net realized losses                                  (137.7)        (86.6)         (67.8)
                                                                 -----------------------------------------
             Total revenues                                      $      802.1  $      873.3    $     928.0
                                                                 =========================================
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                        2002          2001           2000
----------------------------------------------------------------------------------------------------------
Segment (loss) income before income taxes and minority interest:
         Asset Accumulation
             Allmerica Financial Services                        $     (594.5)   $    147.5   $      224.5
             Allmerica Asset Management                                  13.8          15.9           17.3
                                                                 -----------------------------------------
                      Subtotal                                         (580.7)        163.4          241.8
                                                                 -----------------------------------------
         Corporate                                                      (23.0)        (23.7)         (25.2)
                                                                 -----------------------------------------
             Segment income before income taxes and
             minority interest                                         (603.7)        139.7          216.6
                                                                 -----------------------------------------
         Adjustments to segment income:
             Net realized investment losses, net of amortization       (112.8)        (87.1)         (62.9)
             Gain from retirement of trust instruments
             supported by funding obligations                           102.6           -              -
             Loss from sale of universal life business                  (31.3)          -              -
             Sales practice litigation                                    2.5           7.7            -
             Restructuring costs                                        (14.8)          -            (11.0)
             Gains (Losses) on derivative instruments                    40.3         (35.2)           -
                                                                 -----------------------------------------
         (Loss) income before taxes and minority interest        $     (617.2) $      25.1     $    142.7
                                                                 =========================================

DECEMBER 31,
(IN MILLIONS)                                              2002          2001          2002         2001
----------------------------------------------------------------------------------------------------------
                                                         IDENTIFIABLE ASSETS        DEFERRED ACQUISITION
                                                                                            COSTS
         Risk Management (1)                           $    276.2   $    383.5     $      2.9   $      3.2
         Asset Accumulation
             Allmerica Financial Services                18,951.9     21,120.2        1,027.2      1,585.2
             Allmerica Asset Management                   1,449.7      2,823.8            -            -
                                                       ---------------------------------------------------
                  Total                                $ 20,677.8   $ 24,327.5     $  1,030.1   $  1,588.4
                                                       ===================================================

(1) Consists of assets related to the Company's discontinued operations of $276.2 million and $383.5 million at December 31, 2002 and 2001, respectively.

15.  LEASE COMMITMENTS

Rental expenses for operating leases amounted to $11.3, $11.4 million and $11.7 million in 2002, 2001 and 2000, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2002, future minimum rental payments under non-cancelable operating leases were approximately $35.8 million, payable as follows: 2003 - $14.3 million; 2004 - $9.6 million; 2005 - $6.0 million; 2006 - $3.5 million; $2.4 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments may not be less than the amounts shown for 2003.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of the Company's fixed universal life business (see Note 4 - Significant Transactions). Reinsurance recoverables related to this agreement were $648.4 million at December 31, 2002. This balance represents approximately 64.6% of the Company's reinsurance recoverables at December 31, 2002.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                               2002         2001        2000
-------------------------------------------------------------------------------------------------------------
Life and accident and health insurance premiums:
       Direct                                                           $      84.2  $      86.5  $      92.3
       Assumed                                                                  0.6          0.7          0.7
       Ceded                                                                  (36.7)       (38.2)       (41.0)
                                                                        -------------------------------------
Net premiums                                                            $      48.1  $      49.0  $      52.0
                                                                        =====================================
Life and accident and health insurance and other individual
policy benefits, claims,
Losses and loss adjustment expenses:
       Direct                                                           $    541.8   $     460.1  $     453.7
       Assumed                                                                 6.1           0.3          0.3
       Ceded                                                                 (62.3)        (46.1)       (35.1)
                                                                        -------------------------------------
Net policy benefits, claims, losses and loss adjustment expenses        $    485.6   $     414.3  $     418.9
                                                                        =====================================

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                           2002          2001           2000
------------------------------------------------------------------------------------------------------------
Balance at beginning of year                                        $    1,588.4   $  1,424.3      $ 1,232.6
       Acquisition expenses deferred                                       269.2        275.2          294.3
       Amortized to expense during the year                               (496.9)       (77.5)         (83.4)
       Impairment of DAC  asset related to annuity business               (159.0)         -              -
       Amortization related to sale of universal life insurance
       business                                                           (155.9)         -              -
       Adjustment to equity during the year                                (15.7)        (2.0)         (19.2)
       Adjustment for commission buyout program                              -          (31.6)           -
                                                                    ----------------------------------------
Balance at end of year                                              $    1,030.1   $  1,588.4      $ 1,424.3
                                                                    ----------------------------------------

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products. As a result, the Company determined that the DAC asset related to one distribution channel for its annuity business exceeded the present value of its total expected gross profits. Therefore, the Company recognized a permanent impairment of its DAC asset of $159.0 million related to this item. Additionally, the Company recognized approximately $203 million of additional amortization related to the impact of the equity market on future gross profits of the Company's life insurance and annuity products and approximately $200 million of additional amortization related to the changes in several actuarial estimates related to the Company's life insurance and annuity products. Also, in 2002, the Company recognized a permanent impairment related to its universal life DAC asset by $155.9 million due to the sale of that business.

During 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations as adjustments to losses and LAE in the year such changes are determined to be needed. Often these adjustments are recognized in periods subsequent to the period in which the underlying loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable on the financial results of the Company.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $434.8 million, $463.5 million and $519.3 million at December 31, 2002, 2001 and 2000, respectively. Reinsurance recoverables related to this business were $329.3 million, $343.0 million and $335.9 million in 2002, 2001 and 2000, respectively. The decreases in 2002 and 2001 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

19.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. The Company recognized pre-tax benefits of $2.5 million and $7.7 million in 2002 and 2001, respectively, resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements.

20.  RELATED PARTY TRANSACTIONS

AFLIAC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by AFLIAC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $350.6 million, $339.5 million and $300.3 million in 2002, 2001 and 2000 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $95.4 million and $87.3 million at December 31, 2002 and 2001, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, AFC declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in February 2002.

In March 2002, the Company's parent, AFC, declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

In June 2002, the Company's parent, AFC, declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In December 2002, the Company's parent, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

21.  STATUTORY FINANCIAL INFORMATION

The Company's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001, the Company's insurance subsidiaries adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount total capital and surplus would have been had the accounting principles been applied retroactively for all prior periods. The adjustment reflected by the life and health insurance subsidiaries included an increase in surplus of $49.7 related to the establishment of deferred tax assets and the change in valuation of pension liabilities. Reductions in surplus reflected by the life and health insurance subsidiaries totaled $4.7 million and resulted from the change in valuations of post-employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                           2002          2001        2000
---------------------------------------------------------------------------------------
Statutory Net Income (Combined)
       Life and Health Companies                      $ (296.0)      $(44.9)     $(43.6)

Statutory Shareholder's Surplus (Combined)
       Life and Health Companies                      $  427.1       $377.9      $528.5

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts


March 28, 2003

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

                                                                                                                          AIT
                                                     AIT                AIT             AIT              AIT             SELECT
                                                     CORE             EQUITY        GOVERNMENT          MONEY          AGGRESSIVE
                                                    EQUITY             INDEX           BOND             MARKET           GROWTH
                                                    SERVICE           SERVICE         SERVICE          SERVICE           SERVICE
                                                    SHARES            SHARES          SHARES            SHARES           SHARES
                                                ---------------   --------------   -------------   ---------------   --------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                        $   218,872,099   $  225,807,586   $ 176,536,683   $   276,285,878   $  133,806,976
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                 3,473            2,921               -                 -                -
                                                ---------------   --------------   -------------   ---------------   --------------
    Total assets                                    218,875,572      225,810,507     176,536,683       276,285,878      133,806,976

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                     -                -           9,175             6,006              175
                                                ---------------   --------------   -------------   ---------------   --------------
    Net assets                                  $   218,875,572   $  225,810,507   $ 176,527,508   $   276,279,872   $  133,806,801
                                                ===============   ==============   =============   ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus      $   217,359,388   $  224,138,024   $ 171,026,055   $   261,229,384   $  133,088,361
  Allmerica Immediate Advantage                         888,272          968,814         442,514         1,340,575          218,015
  Directed Advisory Solutions                                 -                -               -            52,045                -
  Allmerica Value Generation                                  -                -               -            39,590                -
  Allmerica Premier Choice                              459,829          513,552       4,301,795        11,230,365          376,410
  Allmerica Premier Choice with Optional
    Rider                                               166,454          190,117         757,144         2,383,741          122,380
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                     1,629                -               -             4,172            1,635
                                                ---------------   --------------   -------------   ---------------   --------------
                                                $   218,875,572   $  225,810,507   $ 176,527,508   $   276,279,872   $  133,806,801
                                                ===============   ==============   =============   ===============   ==============

Investments in shares of the Underlying
  Funds, at cost                                $   397,768,722   $  319,405,519   $ 170,070,530   $   276,285,879   $  294,655,126
Underlying Fund shares held                         176,652,218      116,156,165     156,227,154       276,285,879      150,344,917

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002              112,604,933       97,085,177      95,203,454       184,906,860       96,269,789
  Net asset value per unit, December 31, 2002   $      1.930283   $     2.308674   $    1.796427   $      1.412762   $     1.382452

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                1,557,252        1,558,177         355,842         1,246,263          527,292
  Net asset value per unit, December 31, 2002   $      0.570410   $     0.621761   $    1.243568   $      1.075676   $     0.413462

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                        -                -               -            51,825                -
  Net asset value per unit, December 31, 2002   $             -   $            -   $           -   $      1.044556   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                        -                -               -            40,014                -
  Net asset value per unit, December 31, 2002   $             -   $            -   $           -   $      1.041464   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                  562,804          606,927       4,022,482        11,174,593          459,024
  Net asset value per unit, December 31, 2002   $      0.817032   $     0.846151   $    1.069438   $      1.004991   $     0.820022

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                  206,380          225,398         710,240         2,379,460          151,717
  Net asset value per unit, December 31, 2002   $      0.814435   $     0.843474   $    1.066039   $      1.001799   $     0.817412

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                      AIT              AIT             AIT                                AIT
                                                     SELECT          SELECT           SELECT             AIT            SELECT
                                                    CAPITAL         EMERGING          GROWTH            SELECT       INTERNATIONAL
                                                  APPRECIATION       MARKETS        AND INCOME          GROWTH          EQUITY
                                                    SERVICE          SERVICE         SERVICE           SERVICE          SERVICE
                                                     SHARES           SHARES          SHARES            SHARES           SHARES
                                                 --------------   -------------   --------------   ---------------   --------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                         $  117,098,726   $  12,269,370   $  121,201,986   $   144,105,712   $  160,632,730
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                   414              82            2,578               843              812
                                                 --------------   -------------   --------------   ---------------   --------------
    Total assets                                    117,099,140      12,269,452      121,204,564       144,106,555      160,633,542

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                     -               -                -                 -                -
                                                 --------------   -------------   --------------   ---------------   --------------
    Net assets                                   $  117,099,140   $  12,269,452   $  121,204,564   $   144,106,555   $  160,633,542
                                                 ==============   =============   ==============   ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus       $  116,216,527   $  11,887,447   $  120,698,958   $   143,157,109   $  158,394,770
  Allmerica Immediate Advantage                         288,359          75,857          438,235           486,510          411,960
  Directed Advisory Solutions                                 -               -                -                 -                -
  Allmerica Value Generation                                  -               -                -                 -                -
  Allmerica Premier Choice                              503,529         249,946           64,112           348,926        1,377,861
  Allmerica Premier Choice with Optional
    Rider                                                90,725          53,007                -           114,010          448,951
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                         -           3,195            3,259                 -                -
                                                 --------------   -------------   --------------   ---------------   --------------
                                                 $  117,099,140   $  12,269,452   $  121,204,564   $   144,106,555   $  160,633,542
                                                 ==============   =============   ==============   ===============   ==============

Investments in shares of the Underlying
  Funds, at cost                                 $  126,091,822   $  13,603,684   $  194,465,868   $   242,578,186   $  239,440,684
Underlying Fund shares held                          76,987,985      19,230,987      130,465,001       126,519,501      183,790,308

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002               63,322,421      20,284,327       80,943,486        97,682,823      137,903,785
  Net asset value per unit, December 31, 2002    $     1.835314   $    0.586041   $     1.491151   $      1.465530   $     1.148589

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                  352,282         156,614          743,912         1,082,305          705,171
  Net asset value per unit, December 31, 2002    $     0.818547   $    0.490619   $     0.589095   $      0.449513   $     0.584199

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                        -               -                -                 -                -
  Net asset value per unit, December 31, 2002    $            -   $           -   $            -   $             -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                        -               -                -                 -                -
  Net asset value per unit, December 31, 2002    $            -   $           -   $            -   $             -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                  529,331         225,085           80,580           445,628        1,602,166
  Net asset value per unit, December 31, 2002    $     0.951256   $    1.110450   $     0.815882   $      0.782999   $     0.859999

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                   95,678          49,887            2,000           146,071          523,698
  Net asset value per unit, December 31, 2002    $     0.948236   $    1.106931   $     0.813307   $      0.780512   $     0.857270

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                      AIT
                                                     SELECT            AIT              AIT               AIT
                                                   INVESTMENT         SELECT          SELECT            SELECT
                                                      GRADE         STRATEGIC        STRATEGIC           VALUE          AIM V.I.
                                                     INCOME           GROWTH          INCOME          OPPORTUNITY      AGGRESSIVE
                                                     SERVICE         SERVICE          SERVICE           SERVICE          GROWTH
                                                      SHARES          SHARES           SHARES            SHARES         SERIES I
                                                 --------------   -------------   ---------------   ---------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                         $  205,843,190   $   2,257,814   $    47,842,222   $   166,757,967   $  33,355,734
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                     -               -                 -             4,101              50
                                                 --------------   -------------   ---------------   ---------------   -------------
    Total assets                                    205,843,190       2,257,814        47,842,222       166,762,068      33,355,784

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                 6,300              21             5,042                 -               -
                                                 --------------   -------------   ---------------   ---------------   -------------
    Net assets                                   $  205,836,890   $   2,257,793   $    47,837,180   $   166,762,068   $  33,355,784
                                                 ==============   =============   ===============   ===============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus       $  201,779,622   $   2,154,256   $    45,787,177   $   164,319,771   $  32,843,563
  Allmerica Immediate Advantage                         832,209          31,636           346,802           789,699          90,672
  Directed Advisory Solutions                                 -               -                 -                 -               -
  Allmerica Value Generation                                  -               -                 -                 -               -
  Allmerica Premier Choice                            2,422,054          68,193         1,179,410         1,353,366         279,615
  Allmerica Premier Choice with Optional
    Rider                                               803,005             227           523,791           299,232         140,621
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                         -           3,481                 -                 -           1,313
                                                 --------------   -------------   ---------------   ---------------   -------------
                                                 $  205,836,890   $   2,257,793   $    47,837,180   $   166,762,068   $  33,355,784
                                                 ==============   =============   ===============   ===============   =============

Investments in shares of the Underlying
  Funds, at cost                                 $  200,459,212   $   3,947,737   $    46,817,989   $   174,273,479   $  53,547,240
Underlying Fund shares held                         181,519,567       8,717,428        43,932,251       112,143,892       3,989,921

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002              102,998,551       8,439,164        41,198,637        73,931,728      64,998,276
  Net asset value per unit, December 31, 2002    $     1.959053   $    0.255269   $      1.111376   $      2.222588   $    0.505299

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                  673,724         134,360           312,038           625,647         140,164
  Net asset value per unit, December 31, 2002    $     1.235237   $    0.239015   $      1.111411   $      1.262211   $    0.656268

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                        -               -                 -                 -               -
  Net asset value per unit, December 31, 2002    $            -   $           -   $             -   $             -   $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                        -               -                 -                 -               -
  Net asset value per unit, December 31, 2002    $            -   $           -   $             -   $             -   $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                2,287,052          92,693         1,111,297         1,353,514         316,305
  Net asset value per unit, December 31, 2002    $     1.059029   $    0.751909   $      1.061291   $      0.999891   $    0.884003

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                  760,658           2,303           495,108           300,216         159,582
  Net asset value per unit, December 31, 2002    $     1.055672   $    0.749521   $      1.057933   $      0.996721   $    0.881185

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                                                                       ALLIANCE-
                                                                    AIM V.I.          AIM V.I.         AIM V.I.        BERNSTEIN
                                                     AIM V.I.       PREMIER            BASIC           CAPITAL         SMALL CAP
                                                    BLUE CHIP        EQUITY            VALUE          DEVELOPMENT        VALUE
                                                     SERIES I      SERIES I(a)       SERIES II         SERIES II        CLASS B
                                                  -------------   -------------   ---------------   ---------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                          $   3,966,822   $  23,620,731   $    45,137,943   $     2,918,948   $   6,832,372
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                     -               -                 -                 -             620
                                                  -------------   -------------   ---------------   ---------------   -------------
    Total assets                                      3,966,822      23,620,731        45,137,943         2,918,948       6,832,992

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                     -             131               159                 -               -
                                                  -------------   -------------   ---------------   ---------------   -------------
    Net assets                                    $   3,966,822   $  23,620,600   $    45,137,784   $     2,918,948   $   6,832,992
                                                  =============   =============   ===============   ===============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus        $   3,782,189   $  23,147,766   $    43,417,905   $     2,838,628   $   6,685,030
  Allmerica Immediate Advantage                          50,522         183,975           150,653                 -          29,493
  Directed Advisory Solutions                            14,259               -                 -                 -               -
  Allmerica Value Generation                                  -               -                 -                 -               -
  Allmerica Premier Choice                               36,981         184,878         1,148,467            71,623          91,009
  Allmerica Premier Choice with Optional
    Rider                                                76,094         102,466           416,215             4,255          22,507
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                     6,777           1,515             4,544             4,442           4,953
                                                  -------------   -------------   ---------------   ---------------   -------------
                                                  $   3,966,822   $  23,620,600   $    45,137,784   $     2,918,948   $   6,832,992
                                                  =============   =============   ===============   ===============   =============

Investments in shares of the Underlying
  Funds, at cost                                  $   4,919,971   $  40,312,318   $    47,921,487   $     3,283,273   $   6,993,903
Underlying Fund shares held                             755,585       1,456,272         5,670,596           311,853         653,190

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                6,052,744      44,243,689        57,283,565         3,831,215       8,092,150
  Net asset value per unit, December 31, 2002     $    0.624872   $    0.523188   $      0.757947   $      0.740921   $    0.826113

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                   82,868         302,597           200,776             2,000          37,699
  Net asset value per unit, December 31, 2002     $    0.624744   $    0.607987   $      0.757904   $      0.740881   $    0.826146

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                   27,061               -                 -                 -               -
  Net asset value per unit, December 31, 2002     $    0.568964   $           -   $             -   $             -   $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                    1,999               -                 -                 -               -
  Net asset value per unit, December 31, 2002     $    0.567216   $           -   $             -   $             -   $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                   47,362         243,347         1,517,763            98,700         112,203
  Net asset value per unit, December 31, 2002     $    0.815250   $    0.759730   $      0.757682   $      0.740670   $    0.825831

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                   95,636         137,303           552,265             7,755          29,300
  Net asset value per unit, December 31, 2002     $    0.812658   $    0.757312   $      0.756391   $      0.739410   $    0.824429

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                       ALLIANCE-                       ALLIANCE        ALLIANCE
                                                       BERNSTEIN       ALLIANCE         GROWTH          PREMIER        ALLIANCE
                                                         VALUE          GROWTH        AND INCOME        GROWTH        TECHNOLOGY
                                                        CLASS B         CLASS B         CLASS B         CLASS B         CLASS B
                                                     -------------   -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                             $   5,159,125   $      11,127   $  91,112,013   $  57,744,344   $       6,480
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                        -               -             966             224               -
                                                     -------------   -------------   -------------   -------------   -------------
    Total assets                                         5,159,125          11,127      91,112,979      57,744,568           6,480

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                        -               -               -               -               -
                                                     -------------   -------------   -------------   -------------   -------------
    Net assets                                       $   5,159,125   $      11,127   $  91,112,979   $  57,744,568   $       6,480
                                                     =============   =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus           $   5,013,044   $           -   $  89,005,667   $  56,137,138   $           -
  Allmerica Immediate Advantage                                  -               -         622,356         270,738               -
  Directed Advisory Solutions                                    -           9,042               -               -               -
  Allmerica Value Generation                                     -               -               -               -               -
  Allmerica Premier Choice                                 132,553               -       1,088,112         981,217           2,420
  Allmerica Premier Choice with Optional
    Rider                                                    8,485               -         396,844         355,475               -
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                        5,043           2,085               -               -           4,060
                                                     -------------   -------------   -------------   -------------   -------------
                                                     $   5,159,125   $      11,127   $  91,112,979   $  57,744,568   $       6,480
                                                     =============   =============   =============   =============   =============

Investments in shares of the Underlying
  Funds, at cost                                     $   5,310,037   $      16,216   $ 122,633,322   $  92,828,430   $       8,329
Underlying Fund shares held                                589,615             951       5,525,289       3,339,754             650

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                   5,959,669               -     111,809,283     125,366,276               -
  Net asset value per unit, December 31, 2002        $    0.841161   $           -   $    0.796049   $    0.447785   $           -

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                       2,000               -         877,747         464,703           1,999
  Net asset value per unit, December 31, 2002        $    0.841166   $           -   $    0.709038   $    0.582604   $    0.677233

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                           -          19,330               -               -               -
  Net asset value per unit, December 31, 2002        $           -   $    0.521841   $           -   $           -   $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                           -           2,001               -               -               -
  Net asset value per unit, December 31, 2002        $           -   $    0.520282   $           -   $           -   $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                     159,637               -       1,284,658       1,263,663           5,575
  Net asset value per unit, December 31, 2002        $    0.840876   $           -   $    0.847005   $    0.776486   $    0.676989

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                      12,108               -         470,021         459,262           2,001
  Net asset value per unit, December 31, 2002        $    0.839449   $           -   $    0.844312   $    0.774013   $    0.675829

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                 DELAWARE VIP
                                                    GROWTH          DELAWARE VIP      DELAWARE VIP
                                                 OPPORTUNITIES     INTERNATIONAL         SELECT          DEUTSCHE        DEUTSCHE
                                                    SERVICE            VALUE             GROWTH          VIT EAFE       VIT EQUITY
                                                    CLASS(a)         EQUITY(a)      SERVICE CLASS(a)   EQUITY INDEX      500 INDEX
                                                ---------------   ---------------   ---------------   --------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                        $     9,809,756   $    53,679,396   $         8,790   $      142,168   $     189,596
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                    17               104                 -                -               -
                                                ---------------   ---------------   ---------------   --------------   -------------
    Total assets                                      9,809,773        53,679,500             8,790          142,168         189,596

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                     -                 -                 -                -               -
                                                ---------------   ---------------   ---------------   --------------   -------------
    Net assets                                  $     9,809,773   $    53,679,500   $         8,790   $      142,168   $     189,596
                                                ===============   ===============   ===============   ==============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus      $     9,684,760   $    53,449,634   $             -   $            -   $           -
  Allmerica Immediate Advantage                          29,888           113,270                 -                -               -
  Directed Advisory Solutions                                 -                 -             6,769          101,533         103,225
  Allmerica Value Generation                                  -                 -                 -           38,266          85,023
  Allmerica Premier Choice                               90,001            88,645                 -                -               -
  Allmerica Premier Choice with Optional
    Rider                                                     -            24,129                 -                -               -
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                     5,124             3,822             2,021            2,369           1,348
                                                ---------------   ---------------   ---------------   --------------   -------------
                                                $     9,809,773   $    53,679,500   $         8,790   $      142,168   $     189,596
                                                ===============   ===============   ===============   ==============   =============

Investments in shares of the Underlying
  Funds, at cost                                $    19,022,726   $    65,215,537   $        12,726   $      181,972   $     237,731
Underlying Fund shares held                             979,996         4,647,566             1,575           21,973          20,609

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002               18,371,196        35,925,474                 -                -               -
  Net asset value per unit, December 31, 2002   $      0.527171   $      1.487792   $             -   $            -   $           -

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                   43,814           138,193                 -                -               -
  Net asset value per unit, December 31, 2002   $      0.714789   $      0.819648   $             -   $            -   $           -

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                        -                 -            15,370          173,221         155,173
  Net asset value per unit, December 31, 2002   $             -   $             -   $      0.506243   $     0.592993   $    0.673920

Allmerica Value Generation:
  Units outstanding, December 31, 2002                        -                 -             1,999           66,720         126,540
  Net asset value per unit, December 31, 2002   $             -   $             -   $      0.504726   $     0.591258   $    0.671906

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                   99,324            94,628                 -                -               -
  Net asset value per unit, December 31, 2002   $      0.924766   $      0.957000   $             -   $            -   $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                    2,000            27,293                 -                -               -
  Net asset value per unit, December 31, 2002   $      0.921836   $      0.953970   $             -   $            -   $           -

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                    EATON VANCE VT      FIDELITY                         FIDELITY
                                                    DEUTSCHE          FLOATING-            VIP           FIDELITY           VIP
                                                    VIT SMALL           RATE             EQUITY-           VIP             HIGH
                                                    CAP INDEX          INCOME            INCOME          GROWTH           INCOME
                                                 ---------------   ---------------   ---------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                         $       220,021   $     7,260,538   $   349,442,914   $ 285,017,988   $  83,580,369
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                      -                 -             3,811           3,548               -
                                                 ---------------   ---------------   ---------------   -------------   -------------
    Total assets                                         220,021         7,260,538       349,446,725     285,021,536      83,580,369

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                      -             3,605                 -               -           2,632
                                                 ---------------   ---------------   ---------------   -------------   -------------
    Net assets                                   $       220,021   $     7,256,933   $   349,446,725   $ 285,021,536   $  83,577,737
                                                 ===============   ===============   ===============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus       $             -   $     6,550,648   $   346,439,554   $ 283,123,976   $  82,708,987
  Allmerica Immediate Advantage                                -           194,406           968,293         885,628         385,987
  Directed Advisory Solutions                            184,799                 -                 -               -               -
  Allmerica Value Generation                              32,037                 -                 -               -               -
  Allmerica Premier Choice                                     -           342,591         1,476,251         758,222         355,268
  Allmerica Premier Choice with Optional
    Rider                                                      -           167,321           562,627         253,710         127,495
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                      3,185             1,967                 -               -               -
                                                 ---------------   ---------------   ---------------   -------------   -------------
                                                 $       220,021   $     7,256,933   $   349,446,725   $ 285,021,536   $  83,577,737
                                                 ===============   ===============   ===============   =============   =============

Investments in shares of the Underlying
  Funds, at cost                                 $       271,559   $     7,257,162   $   373,187,882   $ 409,809,506   $ 144,540,769
Underlying Fund shares held                               26,037           726,054        19,242,451      12,159,470      14,094,497

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                         -         6,605,616       129,890,754     118,860,121      53,459,139
  Net asset value per unit, December 31, 2002    $             -   $      0.991679   $      2.667161   $    2.381993   $    1.547144

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                         -           196,036         1,128,666       1,784,483         558,940
  Net asset value per unit, December 31, 2002    $             -   $      0.991685   $      0.857909   $    0.496294   $    0.690570

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                   233,742                 -                 -               -               -
  Net asset value per unit, December 31, 2002    $      0.797435   $             -   $             -   $           -   $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                    42,296                 -                 -               -               -
  Net asset value per unit, December 31, 2002    $      0.795038   $             -   $             -   $           -   $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                         -           347,232         1,647,363         943,002         337,979
  Net asset value per unit, December 31, 2002    $             -   $      0.986635   $      0.896130   $    0.804051   $    1.051153

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                         -           172,133           629,838         316,547         121,674
  Net asset value per unit, December 31, 2002    $             -   $      0.983472   $      0.893288   $    0.801492   $    1.047844

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                                                    FIDELITY         FIDELITY
                                                                                    FIDELITY         VIP III          VIP III
                                                                    FIDELITY         VIP II          GROWTH           GROWTH
                                                     FIDELITY        VIP II        CONTRAFUND       & INCOME       OPPORTUNITIES
                                                       VIP           ASSET           SERVICE         SERVICE          SERVICE
                                                     OVERSEAS       MANAGER          CLASS 2         CLASS 2          CLASS 2
                                                  -------------   -------------   -------------   -------------   ---------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                          $  59,118,504   $  60,785,088   $  20,174,208   $     150,521   $     4,856,194
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                   173             171             609               -                 -
                                                  -------------   -------------   -------------   -------------   ---------------
    Total assets                                     59,118,677      60,785,259      20,174,817         150,521         4,856,194

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                     -               -               -               -                 -
                                                  -------------   -------------   -------------   -------------   ---------------
    Net assets                                    $  59,118,677   $  60,785,259   $  20,174,817   $     150,521   $     4,856,194
                                                  =============   =============   =============   =============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus        $  58,810,781   $  60,422,390   $  19,499,622   $           -   $     4,832,255
  Allmerica Immediate Advantage                         236,323         228,570         109,175               -             2,914
  Directed Advisory Solutions                                 -               -          83,088         147,502                 -
  Allmerica Value Generation                                  -               -               -               -                 -
  Allmerica Premier Choice                               48,100          93,235         388,313               -             9,194
  Allmerica Premier Choice with Optional
    Rider                                                20,023          37,188          87,744               -             7,006
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                     3,450           3,876           6,875           3,019             4,825
                                                  -------------   -------------   -------------   -------------   ---------------
                                                  $  59,118,677   $  60,785,259   $  20,174,817   $     150,521   $     4,856,194
                                                  =============   =============   =============   =============   ===============

Investments in shares of the Underlying
  Funds, at cost                                  $ 100,718,913   $  75,959,815   $  21,735,571   $     173,936   $     6,894,075
Underlying Fund shares held                           5,384,199       4,767,458       1,123,911          14,028           417,199

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002               47,396,057      39,942,535      23,142,753               -         8,450,643
  Net asset value per unit, December 31, 2002     $    1.240837   $    1.512733   $    0.842580   $           -   $      0.571821

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                  459,276         275,702         131,569               -             6,158
  Net asset value per unit, December 31, 2002     $    0.514556   $    0.829048   $    0.842599   $           -   $      0.700879

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                        -               -         102,876         197,118                 -
  Net asset value per unit, December 31, 2002     $           -   $           -   $    0.823662   $    0.755964   $             -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                        -               -           2,000           2,000                 -
  Net asset value per unit, December 31, 2002     $           -   $           -   $    0.821199   $    0.753675   $             -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                   57,683          98,062         407,339               -            12,727
  Net asset value per unit, December 31, 2002     $    0.863819   $    0.970572   $    0.953293   $           -   $      0.857072

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                   25,253          40,438          94,336               -            10,201
  Net asset value per unit, December 31, 2002     $    0.861075   $    0.967487   $    0.950277   $           -   $      0.854361

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                       FIDELITY
                                                      FIDELITY          VIP III
                                                       VIP III           VALUE
                                                       MID CAP         STRATEGIES
                                                       SERVICE          SERVICE
                                                       CLASS 2          CLASS 2
                                                   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                           $     7,790,968   $     2,011,920
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                      378                 -
                                                   ---------------   ---------------
    Total assets                                         7,791,346         2,011,920

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                        -                 -
                                                   ---------------   ---------------
    Net assets                                     $     7,791,346   $     2,011,920
                                                   ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus         $     7,510,859   $     1,996,246
  Allmerica Immediate Advantage                             20,560                 -
  Directed Advisory Solutions                               97,975                 -
  Allmerica Value Generation                                     -                 -
  Allmerica Premier Choice                                 141,149            11,187
  Allmerica Premier Choice with Optional Rider              11,924                 -
  Value of investment by Allmerica Financial
    Life Insurance and Annuity Company (Sponsor)             8,879             4,487
                                                   ---------------   ---------------
                                                   $     7,791,346   $     2,011,920
                                                   ===============   ===============

Investments in shares of the Underlying
  Funds, at cost                                         8,060,912         2,132,031
Underlying Fund shares held                                448,014           253,071

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                   8,762,187         2,667,592
  Net asset value per unit, December 31, 2002      $      0.857190   $      0.748333

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                      25,985             2,000
  Net asset value per unit, December 31, 2002      $      0.857179   $      0.748323

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                     106,633                 -
  Net asset value per unit, December 31, 2002      $      0.936368   $             -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                       2,000                 -
  Net asset value per unit, December 31, 2002      $      0.933589   $             -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                     166,720            16,954
  Net asset value per unit, December 31, 2002      $      0.856902   $      0.748085

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                      15,939             2,001
  Net asset value per unit, December 31, 2002      $      0.855442   $      0.746812

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                      FT VIP                             FT VIP
                                                     FT VIP          FRANKLIN                           FRANKLIN
                                                    FRANKLIN           LARGE             FT VIP           SMALL           FT VIP
                                                     GROWTH            CAP             FRANKLIN            CAP            MUTUAL
                                                   AND INCOME         GROWTH             SMALL            VALUE           SHARES
                                                   SECURITIES       SECURITIES            CAP           SECURITIES      SECURITIES
                                                   CLASS 2(b)         CLASS 2           CLASS 2          CLASS 2          CLASS 2
                                                 --------------   --------------   ---------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                         $    5,404,952   $    1,105,005   $    35,585,177   $       86,992   $    3,976,001
Receivable from Allmerica Financial Life
  Insurance and Annuity
  Company (Sponsor)                                           -                -               393                -                -
                                                 --------------   --------------   ---------------   --------------   --------------
    Total assets                                      5,404,952        1,105,005        35,585,570           86,992        3,976,001

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                     -                -                 -                -                -
                                                 --------------   --------------   ---------------   --------------   --------------
    Net assets                                   $    5,404,952   $    1,105,005   $    35,585,570   $       86,992   $    3,976,001
                                                 ==============   ==============   ===============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus       $    5,312,413   $      988,603   $    34,868,954   $            -   $    3,640,321
  Allmerica Immediate Advantage                          24,329                -           173,448                -                -
  Directed Advisory Solutions                                 -                -                 -                -          231,343
  Allmerica Value Generation                                  -                -                 -                -                -
  Allmerica Premier Choice                               62,584           73,217           398,386           63,261           43,853
  Allmerica Premier Choice with Optional Rider                -           38,274           144,782           18,973           51,777
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                     5,626            4,911                 -            4,758            8,707
                                                 --------------   --------------   ---------------   --------------   --------------
                                                 $    5,404,952   $    1,105,005   $    35,585,570   $       86,992   $    3,976,001
                                                 ==============   ==============   ===============   ==============   ==============

Investments in shares of the Underlying
  Funds, at cost                                 $    6,633,330   $    1,145,422   $    55,502,319   $       89,328   $    4,174,740
Underlying Fund shares held                             460,387          100,455         2,801,982            9,052          330,781

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                6,130,625        1,206,901        69,574,825                -        4,311,022
  Net asset value per unit, December 31, 2002    $     0.866537   $     0.819125   $      0.501172   $            -   $     0.844422

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                   36,001            2,000           265,953            2,000            2,000
  Net asset value per unit, December 31, 2002    $     0.715623   $     0.819069   $      0.652176   $     0.793556   $     0.844375

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                        -                -                 -                -          255,461
  Net asset value per unit, December 31, 2002    $            -   $            -   $             -   $            -   $     0.912735

Allmerica Value Generation:
  Units outstanding, December 31, 2002                        -                -                 -                -            2,000
  Net asset value per unit, December 31, 2002    $            -   $            -   $             -   $            -   $     0.910010

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                   61,586           91,415           448,401           81,740           53,950
  Net asset value per unit, December 31, 2002    $     1.050319   $     0.818848   $      0.888459   $     0.793317   $     0.844126

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                    2,000           48,821           163,477           25,957           63,441
  Net asset value per unit, December 31, 2002    $     1.046985   $     0.817451   $      0.885644   $     0.791969   $     0.842701

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                      FT VIP
                                                    TEMPLETON          FT VIP
                                                    DEVELOPING        TEMPLETON                                          INVESCO
                                                     MARKETS           FOREIGN                          INVESCO            VIF
                                                    SECURITIES       SECURITIES        INVESCO          VIF CORE         HEALTH
                                                     CLASS 2           CLASS 2       VIF DYNAMICS      EQUITY(a)         SCIENCES
                                                  --------------   --------------   --------------   --------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                          $        8,292   $   15,753,826   $       14,132   $       49,215   $  16,909,738
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                      -              470                -                -             274
                                                  --------------   --------------   --------------   --------------   -------------
    Total assets                                           8,292       15,754,296           14,132           49,215      16,910,012

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                      -                -                -                -               -
                                                  --------------   --------------   --------------   --------------   -------------
    Net assets                                    $        8,292   $   15,754,296   $       14,132   $       49,215   $  16,910,012
                                                  ==============   ==============   ==============   ==============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus        $            -   $   15,197,350   $            -   $            -   $  16,692,854
  Allmerica Immediate Advantage                                -           76,729                -                -         140,242
  Directed Advisory Solutions                              4,869                -           12,246           46,298               -
  Allmerica Value Generation                                   -                -                -                -               -
  Allmerica Premier Choice                                     -          366,352                -                -          46,908
  Allmerica Premier Choice with Optional Rider                 -          109,162                -                -          26,895
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                      3,423            4,703            1,886            2,917           3,113
                                                  --------------   --------------   --------------   --------------   -------------
                                                  $        8,292   $   15,754,296   $       14,132   $       49,215   $  16,910,012
                                                  ==============   ==============   ==============   ==============   =============

Investments in shares of the Underlying
  Funds, at cost                                  $        9,144   $   17,112,782   $       20,062   $       56,397   $  23,240,663
Underlying Fund shares held                                1,768        1,672,381            1,655            3,333       1,229,799

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                         -       19,374,243                -                -      23,377,646
  Net asset value per unit, December 31, 2002     $            -   $     0.784410   $            -   $            -   $    0.714052

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                         -           99,822                -                -         185,197
  Net asset value per unit, December 31, 2002     $            -   $     0.784380   $            -   $            -   $    0.757260

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                     7,684                -           27,932           65,384               -
  Net asset value per unit, December 31, 2002     $     0.856840   $            -   $     0.472218   $     0.730439   $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                     2,001                -            2,001            1,999               -
  Net asset value per unit, December 31, 2002     $     0.854272   $            -   $     0.470796   $     0.728241   $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                         -          469,199                -                -          62,189
  Net asset value per unit, December 31, 2002     $            -   $     0.784145   $            -   $            -   $    0.779353

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                         -          141,449                -                -          36,620
  Net asset value per unit, December 31, 2002     $            -   $     0.782814   $            -   $            -   $    0.776881

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                          JANUS           JANUS                           JANUS           JANUS
                                                          ASPEN           ASPEN           JANUS           ASPEN           ASPEN
                                                       AGGRESSIVE        CAPITAL          ASPEN        GROWTH AND     INTERNATIONAL
                                                         GROWTH       APPRECIATION       GROWTH          INCOME          GROWTH
                                                         SERVICE         SERVICE         SERVICE         SERVICE         SERVICE
                                                         SHARES          SHARES           SHARES         SHARES          SHARES
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of the
  Underlying Funds, at market value                   $      19,485   $      53,435   $  40,233,975   $  30,053,549   $      43,931
Receivable from Allmerica Financial
  Life Insurance and Annuity Company (Sponsor)                    -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
    Total assets                                             19,485          53,435      40,233,975      30,053,549          43,931

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                         -               -              38              13               -
                                                      -------------   -------------   -------------   -------------   -------------
    Net assets                                        $      19,485   $      53,435   $  40,233,937   $  30,053,536   $      43,931
                                                      =============   =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus            $           -   $           -   $  39,637,253   $  29,764,034   $           -
  Allmerica Immediate Advantage                                   -               -         105,240         122,650               -
  Directed Advisory Solutions                                17,829          22,411               -               -          41,705
  Allmerica Value Generation                                      -          28,434               -               -               -
  Allmerica Premier Choice                                        -               -         341,702         138,889               -
  Allmerica Premier Choice with Optional Rider                    -               -         149,742          26,279               -
  Value of investment by Allmerica
    Financial Life Insurance and Annuity
    Company (Sponsor)                                         1,656           2,590               -           1,684           2,226
                                                      -------------   -------------   -------------   -------------   -------------
                                                      $      19,485   $      53,435   $  40,233,937   $  30,053,536   $      43,931
                                                      =============   =============   =============   =============   =============

Investments in shares of the Underlying
  Funds, at cost                                      $      24,585   $      66,067   $  69,222,087   $  45,387,692   $      56,578
Underlying Fund shares held                                   1,248           3,099       2,778,590       2,599,788           2,557

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                            -               -      86,729,230      50,358,067               -
  Net asset value per unit, December 31, 2002         $           -   $           -   $    0.457023   $    0.591048   $           -

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                            -               -         185,485         180,117               -
  Net asset value per unit, December 31, 2002         $           -   $           -   $    0.567377   $    0.680948   $           -

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                       45,007          36,572               -               -          76,830
  Net asset value per unit, December 31, 2002         $    0.414578   $    0.648260   $           -   $           -   $    0.557336

Allmerica Value Generation:
  Units outstanding, December 31, 2002                        2,001          45,997               -               -           1,999
  Net asset value per unit, December 31, 2002         $    0.413341   $    0.646309   $           -   $           -   $    0.555699

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                            -               -         412,914         164,435               -
  Net asset value per unit, December 31, 2002         $           -   $           -   $    0.827537   $    0.844645   $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                            -               -         181,524          33,212               -
  Net asset value per unit, December 31, 2002         $           -   $           -   $    0.824917   $    0.841962   $           -

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                           MFS             MFS             MFS                         OPPENHEIMER
                                                         MID CAP           NEW            TOTAL            MFS           CAPITAL
                                                         GROWTH         DISCOVERY        RETURN         UTILITIES     APPRECIATION
                                                         SERVICE         SERVICE         SERVICE         SERVICE         SERVICE
                                                          CLASS           CLASS           CLASS           CLASS          SHARES
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                              $   2,415,588   $   3,206,367   $   9,105,305   $     101,492   $   4,997,635
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                         -               -              26               -               -
                                                      -------------   -------------   -------------   -------------   -------------
    Total assets                                          2,415,588       3,206,367       9,105,331         101,492       4,997,635

LIABILITIES:
Payable to Allmerica Financial Life Insurance
  and Annuity Company (Sponsor)                                   -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
    Net assets                                        $   2,415,588   $   3,206,367   $   9,105,331   $     101,492   $   4,997,635
                                                      =============   =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus            $   2,371,699   $   3,145,290   $   8,768,165   $      91,287   $   4,937,226
  Allmerica Immediate Advantage                                   -               -         135,615               -          10,468
  Directed Advisory Solutions                                     -               -               -               -               -
  Allmerica Value Generation                                      -               -               -               -               -
  Allmerica Premier Choice                                   12,634          52,237         117,948           2,646          18,618
  Allmerica Premier Choice with Optional Rider               27,000           4,361          78,101             870          26,617
  Value of investment by Allmerica Financial
    Life Insurance and Annuity Company (Sponsor)              4,255           4,479           5,502           6,689           4,706
                                                      -------------   -------------   -------------   -------------   -------------
                                                      $   2,415,588   $   3,206,367   $   9,105,331   $     101,492   $   4,997,635
                                                      =============   =============   =============   =============   =============

Investments in shares of the Underlying
  Funds, at cost                                      $   2,572,736   $   3,515,841   $   9,118,858   $      99,943   $   5,175,179
Underlying Fund shares held                                 539,194         308,899         534,035           8,472         188,377

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                    3,341,273       4,210,462       9,555,429         111,113       6,289,973
  Net asset value per unit, December 31, 2002         $    0.709819   $    0.747018   $    0.917611   $    0.836623   $    0.784936

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                        1,999           2,000         149,793           2,000          15,338
  Net asset value per unit, December 31, 2002         $    0.709742   $    0.746972   $    0.917599   $    0.836666   $    0.784860

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                            -               -               -               -               -
  Net asset value per unit, December 31, 2002         $           -   $           -   $           -   $           -   $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                            -               -               -               -               -
  Net asset value per unit, December 31, 2002         $           -   $           -   $           -   $           -   $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                       19,805          71,952         130,581           5,164          25,727
  Net asset value per unit, December 31, 2002         $    0.709567   $    0.746765   $    0.917308   $    0.836344   $    0.784661

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                       40,116           7,850          87,287           3,042          35,980
  Net asset value per unit, December 31, 2002         $    0.708367   $    0.745496   $    0.915753   $    0.834922   $    0.783329

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                                       OPPENHEIMER
                                                       OPPENHEIMER     OPPENHEIMER     MAIN STREET     OPPENHEIMER       PIONEER
                                                         GLOBAL           HIGH           GROWTH &       MULTIPLE        EMERGING
                                                       SECURITIES        INCOME          INCOME        STRATEGIES        MARKETS
                                                         SERVICE         SERVICE         SERVICE         SERVICE           VCT
                                                         SHARES          SHARES          SHARES          SHARES          CLASS II
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                              $   6,103,531   $   8,869,573   $   2,899,410   $   1,310,738   $   7,072,709
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                       444             328               -              12             562
                                                      -------------   -------------   -------------   -------------   -------------
    Total assets                                          6,103,975       8,869,901       2,899,410       1,310,750       7,073,271

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                         -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
    Net assets                                        $   6,103,975   $   8,869,901   $   2,899,410   $   1,310,750   $   7,073,271
                                                      =============   =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus            $   5,931,982   $   8,445,113   $   2,826,051   $   1,302,330   $   6,795,910
  Allmerica Immediate Advantage                              28,646          37,398           3,001           3,043          23,270
  Directed Advisory Solutions                                     -               -               -               -               -
  Allmerica Value Generation                                      -               -               -               -               -
  Allmerica Premier Choice                                   73,441         266,394          65,534               -         236,049
  Allmerica Premier Choice with Optional Rider               65,292         115,324               -               -          13,943
  Value of investment by Allmerica Financial
    Life Insurance and Annuity Company
    (Sponsor)                                                 4,614           5,672           4,824           5,377           4,099
                                                      -------------   -------------   -------------   -------------   -------------
                                                      $   6,103,975   $   8,869,901   $   2,899,410   $   1,310,750   $   7,073,271
                                                      =============   =============   =============   =============   =============

Investments in shares of the Underlying
  Funds, at cost                                      $   6,638,099   $   8,707,359   $   3,141,623   $   1,295,896   $   7,903,072
Underlying Fund shares held                                 346,595       1,184,189         190,000          99,752         644,144

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                    7,708,057       8,926,567       3,512,058       1,452,256      10,103,564
  Net asset value per unit, December 31, 2002         $    0.769582   $    0.946065   $    0.804670   $    0.896764   $    0.672625

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                       39,225          41,530           5,729           5,394          26,775
  Net asset value per unit, December 31, 2002         $    0.769531   $    0.946061   $    0.804642   $    0.896763   $    0.939282

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                            -               -               -               -               -
  Net asset value per unit, December 31, 2002         $           -   $           -   $           -   $           -   $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                            -               -               -               -               -
  Net asset value per unit, December 31, 2002         $           -   $           -   $           -   $           -   $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                       97,464         283,674          83,470           2,000         211,965
  Net asset value per unit, December 31, 2002         $    0.769313   $    0.945754   $    0.804392   $    0.896465   $    1.113621

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                       87,015         124,146           2,000           2,000          14,560
  Net asset value per unit, December 31, 2002         $    0.768009   $    0.944144   $    0.803028   $    0.894940   $    1.110077

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                                                                           SVS
                                                                         PIONEER         SCUDDER         SCUDDER         DREMAN
                                                                       REAL ESTATE      GOVERNMENT     TECHNOLOGY       FINANCIAL
                                                        PIONEER          SHARES        SECURITIES        GROWTH         SERVICES
                                                        FUND VCT           VCT          SERIES II       SERIES II       SERIES II
                                                        CLASS II       CLASS II(a)       CLASS A         CLASS A         CLASS A
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                              $      63,783   $  12,410,047   $     781,185   $  14,433,376   $   9,749,292
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                         -              47               -               -             245
                                                      -------------   -------------   -------------   -------------   -------------
    Total assets                                             63,783      12,410,094         781,185      14,433,376       9,749,537

LIABILITIES:
Payable to Allmerica Financial Life Insurance
  and Annuity Company (Sponsor)                                   -               -               -              26               -
                                                      -------------   -------------   -------------   -------------   -------------
    Net assets                                        $      63,783   $  12,410,094   $     781,185   $  14,433,350   $   9,749,537
                                                      =============   =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus            $           -   $  11,996,837   $           -   $  14,353,698   $   9,538,203
  Allmerica Immediate Advantage                                   -         128,664               -          41,597          44,328
  Directed Advisory Solutions                                60,950               -         671,413               -               -
  Allmerica Value Generation                                      -               -         107,491               -               -
  Allmerica Premier Choice                                        -         267,276               -          19,803         153,745
  Allmerica Premier Choice with Optional Rider                    -          15,251               -          13,959           7,696
  Value of investment by Allmerica Financial
    Life Insurance and Annuity Company (Sponsor)              2,833           2,066           2,281           4,293           5,565
                                                      -------------   -------------   -------------   -------------   -------------
                                                      $      63,783   $  12,410,094   $     781,185   $  14,433,350   $   9,749,537
                                                      =============   =============   =============   =============   =============

Investments in shares of the Underlying
  Funds, at cost                                      $      75,585   $  12,798,821   $     756,864   $  36,017,196   $  10,595,354
Underlying Fund shares held                                   4,183         858,827          60,840       2,393,595         995,841

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                            -      11,153,933               -      46,709,076       9,275,574
  Net asset value per unit, December 31, 2002         $           -   $    1.075570   $           -   $    0.307300   $    1.028314

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                            -         118,758               -          85,283          51,622
  Net asset value per unit, December 31, 2002         $           -   $    1.083413   $           -   $    0.499464   $    0.893316

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                       87,929               -         590,775               -               -
  Net asset value per unit, December 31, 2002         $    0.709308   $           -   $    1.140357   $           -   $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                        1,999               -          94,543               -               -
  Net asset value per unit, December 31, 2002         $    0.707207   $           -   $    1.136949   $           -   $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                            -         257,866               -          26,008         164,514
  Net asset value per unit, December 31, 2002         $           -   $    1.036493   $           -   $    0.824855   $    0.946040

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                            -          16,761               -          18,976          10,161
  Net asset value per unit, December 31, 2002         $           -   $    1.033202   $           -   $    0.822242   $    0.943037

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                           T.ROWE
                                                           PRICE
                                                       INTERNATIONAL
                                                           STOCK
                                                       -------------
ASSETS:
Investments in shares of the Underlying
  Funds, at market value                               $  75,586,379
Receivable from Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)                        349
                                                       -------------
    Total assets                                          75,586,728

LIABILITIES:
Payable to Allmerica Financial Life Insurance
  and Annuity Company (Sponsor)                                    -
                                                       -------------
    Net assets                                         $  75,586,728
                                                       =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus             $  74,605,517
  Allmerica Immediate Advantage                              223,736
  Directed Advisory Solutions                                      -
  Allmerica Value Generation                                       -
  Allmerica Premier Choice                                   581,316
  Allmerica Premier Choice with Optional Rider               176,159
  Value of investment by Allmerica Financial
    Life Insurance and Annuity Company
    (Sponsor)                                                      -
                                                       -------------
                                                       $  75,586,728
                                                       =============

Investments in shares of the Underlying
  Funds, at cost                                       $ 108,861,772
Underlying Fund shares held                                8,162,676

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2002                    81,387,718
  Net asset value per unit, December 31, 2002          $    0.916668

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2002                       422,202
  Net asset value per unit, December 31, 2002          $    0.529926

Directed Advisory Solutions:
  Units outstanding, December 31, 2002                             -
  Net asset value per unit, December 31, 2002          $           -

Allmerica Value Generation:
  Units outstanding, December 31, 2002                             -
  Net asset value per unit, December 31, 2002          $           -

Allmerica Premier Choice:
  Units outstanding, December 31, 2002                       658,086
  Net asset value per unit, December 31, 2002          $    0.883344

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2002                       200,055
  Net asset value per unit, December 31, 2002          $    0.880553

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                         AIT
                                                       AIT              AIT              AIT             AIT            SELECT
                                                       CORE           EQUITY          GOVERNMENT        MONEY         AGGRESSIVE
                                                      EQUITY           INDEX             BOND           MARKET         GROWTH
                                                     SERVICE          SERVICE          SERVICE         SERVICE         SERVICE
                                                      SHARES           SHARES           SHARES          SHARES          SHARES
                                                  -------------    -------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $   2,355,282    $   3,575,366    $   5,095,565   $   3,993,261   $           -
                                                  -------------    -------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                      3,646,808        3,835,003        1,546,810       2,956,981       2,251,885
 Administrative expense fees                            583,489          613,600          247,490         473,117         360,301
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                      4,230,297        4,448,603        1,794,300       3,430,098       2,612,186
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                         13,088           14,577            3,838          13,336           2,960
 Administrative expense fees                              2,094            2,332              614           2,133             474
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                         15,182           16,909            4,452          15,469           3,434
                                                  -------------    -------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                              -                -                -             321               -
 Administrative expense fees                                  -                -                -              96               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -                -             417               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              -                -                -             276               -
 Administrative expense fees                                  -                -                -              64               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -                -             340               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                          2,510            5,587           15,868          84,321           2,028
 Administrative expense fees                                386              859            2,441          12,972             312
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                          2,896            6,446           18,309          97,293           2,340
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                            857            1,830            5,799          25,496             611
 Administrative expense fees                                296              633            2,007           8,826             212
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                          1,153            2,463            7,806          34,322             823
                                                  -------------    -------------    -------------   -------------   -------------

      Total expenses                                  4,249,528        4,474,421        1,824,867       3,577,939       2,618,783
                                                  -------------    -------------    -------------   -------------   -------------
  Net investment income (loss)                       (1,894,246)        (899,055)       3,270,698         415,322      (2,618,783)
                                                  -------------    -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -       18,772,750                -               -               -
 Net realized gain (loss) from sales of
  investments                                       (51,003,223)     (23,671,368)         700,744               -     (38,542,620)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized gain (loss)                          (51,003,223)      (4,898,618)         700,744               -     (38,542,620)
 Net unrealized gain (loss)                         (34,140,508)     (80,142,027)       4,993,886               -     (24,917,887)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)           (85,143,731)     (85,040,645)       5,694,630               -     (63,460,507)
                                                  -------------    -------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $ (87,037,977)   $ (85,939,700)   $   8,965,328   $     415,322   $ (66,079,290)
                                                  =============    =============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                       AIT             AIT              AIT                             AIT
                                                      SELECT          SELECT           SELECT            AIT           SELECT
                                                     CAPITAL         EMERGING          GROWTH           SELECT      INTERNATIONAL
                                                   APPRECIATION       MARKETS        AND INCOME         GROWTH         EQUITY
                                                     SERVICE          SERVICE          SERVICE         SERVICE         SERVICE
                                                      SHARES           SHARES          SHARES           SHARES         SHARES
                                                  -------------    -------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $           -    $      40,384    $   1,168,489   $     338,043   $   2,922,743
                                                  -------------    -------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                      1,922,236          120,790        2,214,767       2,590,628       2,291,290
 Administrative expense fees                            307,558           19,326          354,362         414,501         366,606
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                      2,229,794          140,116        2,589,129       3,005,129       2,657,896
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                          4,589              758            6,535           7,321           5,547
 Administrative expense fees                                734              121            1,046           1,172             888
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                          5,323              879            7,581           8,493           6,435
                                                  -------------    -------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                              -                -                -               -               -
 Administrative expense fees                                  -                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              -                -                -               -              -
 Administrative expense fees                                  -                -                -               -              -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -                -               -              -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                          2,925            2,372              482           5,757          11,288
 Administrative expense fees                                450              364               74             885           1,737
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                          3,375            2,736              556           6,642          13,025
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                          1,312              310               25           1,335           2,937
 Administrative expense fees                                454              108                8             462           1,016
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                          1,766              418               33           1,797           3,953
                                                  -------------    -------------    -------------   -------------   -------------

      Total expenses                                  2,240,258          144,149        2,577,299       3,022,061       2,681,309
                                                  -------------    -------------    -------------   -------------   -------------
  Net investment income (loss)                       (2,240,258)        (103,765)      (1,408,810)     (2,684,018)        241,434
                                                  -------------    -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -                -                -               -       1,673,761
 Net realized gain (loss) from sales of
  investments                                        (1,591,762)         (74,234)     (27,934,310)    (31,567,478)     (8,298,185)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized gain (loss)                           (1,591,762)         (74,234)     (27,934,310)    (31,567,478)     (6,624,424)
 Net unrealized gain (loss)                         (37,936,809)      (1,286,218)     (27,785,581)    (39,458,832)    (35,521,879)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)           (39,528,571)      (1,360,452)     (55,719,891)    (71,026,310)    (42,146,303)
                                                  -------------    -------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $ (41,768,829)   $  (1,464,217)   $ (57,128,701)  $ (73,710,328)  $ (41,904,869)
                                                  =============    =============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                       AIT
                                                      SELECT            AIT              AIT             AIT
                                                    INVESTMENT        SELECT            SELECT         SELECT
                                                       GRADE         STRATEGIC        STRATEGIC         VALUE          AIM V.I.
                                                      INCOME          GROWTH            INCOME       OPPORTUNITY     AGGRESSIVE
                                                      SERVICE         SERVICE          SERVICE         SERVICE         GROWTH
                                                      SHARES          SHARES            SHARES         SHARES          SERIES I
                                                  -------------    -------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $  11,074,978    $           -    $   1,167,454   $   1,176,084   $           -
                                                  -------------    -------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                      2,600,439           34,748          415,216       2,345,608         563,137
 Administrative expense fees                            416,070            5,560           66,434         375,297          90,101
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                      3,016,509           40,308          481,650       2,720,905         653,238
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                          9,550              525            3,305          10,466           1,337
 Administrative expense fees                              1,528               84              529           1,674             214
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                         11,078              609            3,834          12,140           1,551
                                                  -------------    -------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                              -                -                -               -               -
 Administrative expense fees                                  -                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              -                -                -               -               -
 Administrative expense fees                                  -                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                         19,579            1,010           10,541           8,526           4,574
 Administrative expense fees                              3,013              155            1,622           1,311             703
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                         22,592            1,165           12,163           9,837           5,277
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                          7,619               59            3,988           2,157           1,259
 Administrative expense fees                              2,638               20            1,380             747             436
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                         10,257               79            5,368           2,904           1,695
                                                  -------------    -------------    -------------   -------------   -------------

      Total expenses                                  3,060,436           42,161          503,015       2,745,786         661,761
                                                  -------------    -------------    -------------   -------------   -------------
  Net investment income (loss)                        8,014,542          (42,161)         664,439      (1,569,702)       (661,761)
                                                  -------------    -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -                -          517,413      16,995,405               -
 Net realized gain (loss) from sales of
  investments                                           509,897       (1,188,523)          54,192         652,546      (6,243,679)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized gain (loss)                              509,897       (1,188,523)         571,605      17,647,951      (6,243,679)
 Net unrealized gain (loss)                           4,831,104         (851,925)       1,414,095     (53,321,344)     (6,125,683)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)             5,341,001       (2,040,448)       1,985,700     (35,673,393)    (12,369,362)
                                                  -------------    -------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $  13,355,543    $  (2,082,609)   $   2,650,139   $ (37,243,095)  $ (13,031,123)
                                                  =============    =============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                                                                      ALLIANCE-
                                                                     AIM V.I.          AIM V.I.        AIM V.I.       BERNSTEIN
                                                     AIM V.I.        PREMIER            BASIC          CAPITAL        SMALL CAP
                                                    BLUE CHIP         EQUITY            VALUE        DEVELOPMENT        VALUE
                                                     SERIES I       SERIES I(a)       SERIES II*      SERIES II*       CLASS B*
                                                  -------------    -------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $           -    $      96,889    $         519   $           -   $       1,429
                                                  -------------    -------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                         42,681          408,773          183,378          16,739          32,275
 Administrative expense fees                              6,829           65,404           29,340           2,679           5,164
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                         49,510          474,177          212,718          19,418          37,439
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                            628            2,658              841              14             187
 Administrative expense fees                                101              425              135               2              29
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            729            3,083              976              16             216
                                                  -------------    -------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                            110                -                -               -               -
 Administrative expense fees                                 33                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            143                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              9                -                -               -               -
 Administrative expense fees                                  2                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                             11                -                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                            229            1,860            5,579             192             273
 Administrative expense fees                                 35              287              858              29              42
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            264            2,147            6,437             221             315
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                            627              829            1,934              45              83
 Administrative expense fees                                218              287              669              16              28
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            845            1,116            2,603              61             111
                                                  -------------    -------------    -------------   -------------   -------------

      Total expenses                                     51,502          480,523          222,734          19,716          38,081
                                                  -------------    -------------    -------------   -------------   -------------
  Net investment income (loss)                          (51,502)        (383,634)        (222,215)        (19,716)        (36,652)
                                                  -------------    -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -                -                -               -             714
 Net realized gain (loss) from sales of
  investments                                          (118,537)      (5,452,159)         (15,636)        (43,867)        (41,269)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized gain (loss)                             (118,537)      (5,452,159)         (15,636)        (43,867)        (40,555)
 Net unrealized gain (loss)                            (951,215)      (7,514,022)      (2,783,544)       (364,325)       (161,531)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)            (1,069,752)     (12,966,181)      (2,799,180)       (408,192)       (202,086)
                                                  -------------    -------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $  (1,121,254)   $ (13,349,815)   $  (3,021,395)  $    (427,908)  $    (238,738)
                                                  =============    =============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                    ALLIANCE-                          ALLIANCE       ALLIANCE
                                                    BERNSTEIN        ALLIANCE           GROWTH         PREMIER        ALLIANCE
                                                      VALUE           GROWTH          AND INCOME       GROWTH        TECHNOLOGY
                                                     CLASS B*         CLASS B           CLASS B        CLASS B         CLASS B*
                                                  -------------    -------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $       1,407    $           -    $     666,971   $           -   $           -
                                                  -------------    -------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                         25,429                -        1,430,889         700,880               -
 Administrative expense fees                              4,069                -          228,942         112,141               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                         29,498                -        1,659,831         813,021               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                             22                -            8,119           2,971              13
 Administrative expense fees                                  4                -            1,300             475               2
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                             26                -            9,419           3,446              15
                                                  -------------    -------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                              -               45                -               -               -
 Administrative expense fees                                  -               14                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -               59                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              -                8                -               -               -
 Administrative expense fees                                  -                2                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -               10                -               -               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                            457                -           13,427           7,816              20
 Administrative expense fees                                 70                -            2,066           1,202               3
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            527                -           15,493           9,018              23
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                             38                -            4,172           2,832              13
 Administrative expense fees                                 13                -            1,444             980               5
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                             51                -            5,616           3,812              18
                                                  -------------    -------------    -------------   -------------   -------------

      Total expenses                                     30,102               69        1,690,359         829,297              56
                                                  -------------    -------------    -------------   -------------   -------------
  Net investment income (loss)                          (28,695)             (69)      (1,023,388)       (829,297)            (56)
                                                  -------------    -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -                -        4,099,911               -               -
 Net realized gain (loss) from sales of
  investments                                           (26,264)             (24)      (8,131,681)     (2,131,735)            (16)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized gain (loss)                              (26,264)             (24)      (4,031,770)     (2,131,735)            (16)
 Net unrealized gain (loss)                            (150,912)          (3,563)     (28,299,510)    (19,090,908)         (1,849)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)              (177,176)          (3,587)     (32,331,280)    (21,222,643)         (1,865)
                                                  -------------    -------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $    (205,871)   $      (3,656)   $ (33,354,668)  $ (22,051,940)  $      (1,921)
                                                  =============    =============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                  DELAWARE VIP
                                                     GROWTH        DELAWARE VIP     DELAWARE VIP
                                                  OPPORTUNITIES    INTERNATIONAL       SELECT           DEUTSCHE        DEUTSCHE
                                                     SERVICE          VALUE            GROWTH           VIT EAFE       VIT EQUITY
                                                    CLASS(a)         EQUITY(a)     SERVICE CLASS(a)   EQUITY INDEX      500 INDEX
                                                  -------------    -------------   ----------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $   2,132,177    $   5,628,800   $              -   $       2,289   $       2,163
                                                  -------------    -------------   ----------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                        190,432          852,436                  -               -               -
 Administrative expense fees                             30,469          136,390                  -               -               -
                                                  -------------    -------------   ----------------   -------------   -------------
  Total expenses                                        220,901          988,826                  -               -               -
                                                  -------------    -------------   ----------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                            422            1,509                  -               -               -
 Administrative expense fees                                 68              241                  -               -               -
                                                  -------------    -------------   ----------------   -------------   -------------
  Total expenses                                            490            1,750                  -               -               -
                                                  -------------    -------------   ----------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                              -                -                 42             367             422
 Administrative expense fees                                  -                -                 13             111             126
                                                  -------------    -------------   ----------------   -------------   -------------
  Total expenses                                              -                -                 55             478             548
                                                  -------------    -------------   ----------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              -                -                  8             301             641
 Administrative expense fees                                  -                -                  2              70             148
                                                  -------------    -------------   ----------------   -------------   -------------
  Total expenses                                              -                -                 10             371             789
                                                  -------------    -------------   ----------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                            752              455                  -               -               -
 Administrative expense fees                                116               70                  -               -               -
                                                  -------------    -------------   ----------------   -------------   -------------
  Total expenses                                            868              525                  -               -               -
                                                  -------------    -------------   ----------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                             28              280                  -               -               -
 Administrative expense fees                                 10               97                  -               -               -
                                                  -------------    -------------   ----------------   -------------   -------------
  Total expenses                                             38              377                  -               -               -
                                                  -------------    -------------   ----------------   -------------   -------------

      Total expenses                                    222,297          991,478                 65             849           1,337
                                                  -------------    -------------   ----------------   -------------   -------------
  Net investment income (loss)                        1,909,880        4,637,322                (65)          1,440             826
                                                  -------------    -------------   ----------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -                -                  -               -               -
 Net realized gain (loss) from sales of
  investments                                        (5,565,831)      (2,576,104)              (130)         (1,820)         (7,684)
                                                  -------------    -------------   ----------------   -------------   -------------
  Net realized gain (loss)                           (5,565,831)      (2,576,104)              (130)         (1,820)         (7,684)
 Net unrealized gain (loss)                          (1,290,771)      (9,976,877)            (3,739)        (30,819)        (42,567)
                                                  -------------    -------------   ----------------   -------------   -------------
  Net realized and unrealized gain (loss)            (6,856,602)     (12,552,981)            (3,869)        (32,639)        (50,251)
                                                  -------------    -------------   ----------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $  (4,946,722)   $  (7,915,659)  $         (3,934)  $     (31,199)  $     (49,425)
                                                  =============    =============   ================   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                   EATON VANCE VT       FIDELITY                       FIDELITY
                                                     DEUTSCHE        FLOATING-            VIP          FIDELITY           VIP
                                                    VIT SMALL           RATE            EQUITY-           VIP            HIGH
                                                    CAP INDEX          INCOME           INCOME          GROWTH          INCOME
                                                  -------------    --------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $       1,719    $       19,993    $   8,059,108   $   1,038,583   $  11,792,752
                                                  -------------    --------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                              -            77,421        5,568,683       4,862,046       1,248,655
 Administrative expense fees                                  -            12,387          890,989         777,927         199,785
                                                  -------------    --------------    -------------   -------------   -------------
  Total expenses                                              -            89,808        6,459,672       5,639,973       1,448,440
                                                  -------------    --------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                              -             1,711           13,355          12,659           5,235
 Administrative expense fees                                  -               274            2,137           2,026             838
                                                  -------------    --------------    -------------   -------------   -------------
  Total expenses                                              -             1,985           15,492          14,685           6,073
                                                  -------------    --------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                            744                 -                -               -               -
 Administrative expense fees                                223                 -                -               -               -
                                                  -------------    --------------    -------------   -------------   -------------
  Total expenses                                            967                 -                -               -               -
                                                  -------------    --------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                            255                 -                -               -               -
 Administrative expense fees                                 58                 -                -               -               -
                                                  -------------    --------------    -------------   -------------   -------------
  Total expenses                                            313                 -                -               -               -
                                                  -------------    --------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                              -             2,045           14,429           4,433           2,594
 Administrative expense fees                                  -               315            2,220             682             399
                                                  -------------    --------------    -------------   -------------   -------------
  Total expenses                                              -             2,360           16,649           5,115           2,993
                                                  -------------    --------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                              -             1,119            5,070           1,867           1,299
 Administrative expense fees                                  -               387            1,755             646             450
                                                  -------------    --------------    -------------   -------------   -------------
  Total expenses                                              -             1,506            6,825           2,513           1,749
                                                  -------------    --------------    -------------   -------------   -------------

      Total expenses                                      1,280            95,659        6,498,638       5,662,286       1,459,255
                                                  -------------    --------------    -------------   -------------   -------------
  Net investment income (loss)                              439           (75,666)       1,560,470      (4,623,703)     10,333,497
                                                  -------------    --------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                   129                 -       10,969,341               -               -
 Net realized gain (loss) from sales of
  investments                                              (282)           (1,453)      (3,359,195)    (22,338,246)    (30,312,500)
                                                  -------------    --------------    -------------   -------------   -------------
  Net realized gain (loss)                                 (153)           (1,453)       7,610,146     (22,338,246)    (30,312,500)
 Net unrealized gain (loss)                             (52,413)            3,377     (101,192,974)   (122,911,603)     20,639,189
                                                  -------------    --------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)               (52,566)            1,924      (93,582,828)   (145,249,849)     (9,673,311)
                                                  -------------    --------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $     (52,127)   $      (73,742)   $ (92,022,358)  $(149,873,552)  $     660,186
                                                  =============    ==============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                                                      FIDELITY       FIDELITY
                                                                                      FIDELITY         VIP III        VIP III
                                                                     FIDELITY           VIP II         GROWTH          GROWTH
                                                     FIDELITY         VIP II         CONTRAFUND      & INCOME      OPPORTUNITIES
                                                       VIP            ASSET            SERVICE        SERVICE         SERVICE
                                                     OVERSEAS        MANAGER           CLASS 2        CLASS 2         CLASS 2
                                                  -------------    -------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $     713,619    $   3,427,018    $      52,396   $       1,060   $      48,635
                                                  -------------    -------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                      1,024,860          993,585          176,799               -          71,399
 Administrative expense fees                            163,978          158,973           28,288               -          11,424
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                      1,188,838        1,152,558          205,087               -          82,823
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                          3,625            3,674            1,134               -              48
 Administrative expense fees                                580              587              181               -               7
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                          4,205            4,261            1,315               -              55
                                                  -------------    -------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                              -                -              323             652               -
 Administrative expense fees                                  -                -               96             195               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -              419             847               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              -                -               11              11               -
 Administrative expense fees                                  -                -                3               2               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -               14              13               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                            377              538            2,276               -             110
 Administrative expense fees                                 58               83              351               -              17
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            435              621            2,627               -             127
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                            145              389            1,040               -              95
 Administrative expense fees                                 50              135              360               -              33
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            195              524            1,400               -             128
                                                  -------------    -------------    -------------   -------------   -------------

      Total expenses                                  1,193,673        1,157,964          210,862             860          83,133
                                                  -------------    -------------    -------------   -------------   -------------
  Net investment income (loss)                         (480,054)       2,269,054         (158,466)            200         (34,498)
                                                  -------------    -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -                -                -               -               -
 Net realized gain (loss) from sales of
  investments                                       (12,257,453)      (6,983,498)         (61,180)         (7,615)       (439,485)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized gain (loss)                          (12,257,453)      (6,983,498)         (61,180)         (7,615)       (439,485)
 Net unrealized gain (loss)                          (5,984,002)      (4,974,741)      (1,686,063)        (23,478)     (1,090,503)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)           (18,241,455)     (11,958,239)      (1,747,243)        (31,093)     (1,529,988)
                                                  -------------    -------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $ (18,721,509)   $  (9,689,185)   $  (1,905,709)  $     (30,893)  $  (1,564,486)
                                                  =============    =============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                     FIDELITY
                                                    FIDELITY          VIP III
                                                     VIP III           VALUE
                                                     MID CAP        STRATEGIES
                                                     SERVICE          SERVICE
                                                     CLASS 2         CLASS 2*
                                                  -------------    -------------
INVESTMENT INCOME:
 Dividends                                        $         396    $           -
                                                  -------------    -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                         38,722            8,669
 Administrative expense fees                              6,195            1,387
                                                  -------------    -------------
  Total expenses                                         44,917           10,056
                                                  -------------    -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                            146               14
 Administrative expense fees                                 23                2
                                                  -------------    -------------
  Total expenses                                            169               16
                                                  -------------    -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                            326                -
 Administrative expense fees                                 98                -
                                                  -------------    -------------
  Total expenses                                            424                -
                                                  -------------    -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                             13                -
 Administrative expense fees                                  3                -
                                                  -------------    -------------
  Total expenses                                             16                -
                                                  -------------    -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                            341               65
 Administrative expense fees                                 52               10
                                                  -------------    -------------
  Total expenses                                            393               75
                                                  -------------    -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                             99               14
 Administrative expense fees                                 35                5
                                                  -------------    -------------
  Total expenses                                            134               19
                                                  -------------    -------------

      Total expenses                                     46,053           10,166
                                                  -------------    -------------
  Net investment income (loss)                          (45,657)         (10,166)
                                                  -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -                -
 Net realized gain (loss) from sales of
  investments                                           (23,566)         (14,845)
                                                  -------------    -------------
  Net realized gain (loss)                              (23,566)         (14,845)
 Net unrealized gain (loss)                            (270,159)        (120,111)
                                                  -------------    -------------
  Net realized and unrealized gain (loss)              (293,725)        (134,956)
                                                  -------------    -------------
  Net increase (decrease) in net assets from
   0perations                                     $    (339,382)   $    (145,122)
                                                  =============    =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                      FT VIP                           FT VIP
                                                      FT VIP         FRANKLIN                         FRANKLIN
                                                     FRANKLIN         LARGE            FT VIP           SMALL          FT VIP
                                                      GROWTH           CAP            FRANKLIN           CAP           MUTUAL
                                                    AND INCOME        GROWTH            SMALL           VALUE          SHARES
                                                    SECURITIES      SECURITIES           CAP         SECURITIES      SECURITIES
                                                    CLASS 2(b)        CLASS 2*         CLASS 2         CLASS 2*        CLASS 2*
                                                  -------------    -------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $     191,780    $       1,562    $      94,817   $          32   $       7,680
                                                  -------------    -------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                         63,328            4,878          470,454               -          18,752
 Administrative expense fees                             10,133              780           75,272               -           3,001
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                         73,461            5,658          545,726               -          21,753
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                            533               15            1,896              14              23
 Administrative expense fees                                 85                2              303               3               3
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            618               17            2,199              17              26
                                                  -------------    -------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                              -                -                -               -             931
 Administrative expense fees                                  -                -                -               -             279
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -                -               -           1,210
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              -                -                -               -              13
 Administrative expense fees                                  -                -                -               -               3
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -                -               -              16
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                            439              250            2,122             328             196
 Administrative expense fees                                 68               39              326              51              30
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                            507              289            2,448             379             226
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                             29              193            1,146              81             182
 Administrative expense fees                                 11               67              397              28              63
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                             40              260            1,543             109             245
                                                  -------------    -------------    -------------   -------------   -------------

      Total expenses                                     74,626            6,224          551,916             505          23,476
                                                  -------------    -------------    -------------   -------------   -------------
  Net investment income (loss)                          117,154           (4,662)        (457,099)           (473)        (15,796)
                                                  -------------    -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                               284,461                -                -             227          19,042
 Net realized gain (loss) from sales of
  investments                                          (456,710)          (9,906)      (3,013,657)         (2,883)        (26,301)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized gain (loss)                             (172,249)          (9,906)      (3,013,657)         (2,656)         (7,259)
 Net unrealized gain (loss)                            (448,711)         (40,417)     (10,331,577)         (2,335)       (198,598)
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)              (620,960)         (50,323)     (13,345,234)         (4,991)       (205,857)
                                                  -------------    -------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $    (503,806)   $     (54,985)   $ (13,802,333)  $      (5,464)  $    (221,653)
                                                  =============    =============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                               FT VIP                                                                     JANUS
                                              TEMPLETON       FT VIP                                                      ASPEN
                                             DEVELOPING     TEMPLETON                                     INVESCO       AGGRESSIVE
                                               MARKETS       FOREIGN                        INVESCO         VIF           GROWTH
                                             SECURITIES     SECURITIES      INVESCO        VIF CORE        HEALTH         SERVICE
                                              CLASS 2        CLASS 2*     VIF DYNAMICS     EQUITY(a)      SCIENCES        SHARES
                                            ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
 Dividends                                  $        121   $     40,920   $          -   $        849   $          -   $          -
                                            ------------   ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                       -         62,994              -              -        298,132              -
 Administrative expense fees                           -         10,079              -              -         47,701              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                       -         73,073              -              -        345,833              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                       -            457              -              -          1,831              -
 Administrative expense fees                           -             73              -              -            293              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                       -            530              -              -          2,124              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                      31              -             70            182              -             70
 Administrative expense fees                          10              -             21             55              -             21
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                      41              -             91            237              -             91
                                            ------------   ------------   ------------   ------------   ------------   ------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                      12              -              7             11              -              6
 Administrative expense fees                           2              -              2              2              -              1
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                      14              -              9             13              -              7
                                            ------------   ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                       -          1,725              -              -            452              -
 Administrative expense fees                           -            265              -              -             70              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                       -          1,990              -              -            522              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL
 RIDER:
 Mortality and expense risk fees                       -            561              -              -            368              -
 Administrative expense fees                           -            194              -              -            128              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                       -            755              -              -            496              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

      Total expenses                                  55         76,348            100            250        348,975             98
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)                        66        (35,428)          (100)           599       (348,975)           (98)
                                            ------------   ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from
  portfolio sponsor                                    -              -              -              -              -              -
 Net realized gain (loss) from sales of
  investments                                         (4)       (26,763)          (184)          (882)    (2,475,079)           (63)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net realized gain (loss)                            (4)       (26,763)          (184)          (882)    (2,475,079)           (63)
 Net unrealized gain (loss)                         (303)    (1,358,956)        (5,708)        (7,280)    (4,660,950)        (3,449)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net realized and unrealized gain (loss)           (307)    (1,385,719)        (5,892)        (8,162)    (7,136,029)        (3,512)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
   from operations                          $       (241)  $ (1,421,147)  $     (5,992)  $     (7,563)  $ (7,485,004)  $     (3,610)
                                            ============   ============   ============   ============   ============   ============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                              JANUS                          JANUS           JANUS
                                              ASPEN           JANUS          ASPEN           ASPEN          MFS             MFS
                                             CAPITAL          ASPEN        GROWTH AND    INTERNATIONAL    MID CAP           NEW
                                           APPRECIATION       GROWTH         INCOME         GROWTH        GROWTH         DISCOVERY
                                             SERVICE         SERVICE         SERVICE       SERVICE        SERVICE         SERVICE
                                              SHARES          SHARES         SHARES         SHARES        CLASS*           CLASS*
                                           ------------   -------------  -------------   -------------  ------------   ------------
INVESTMENT INCOME:
 Dividends                                 $        145   $           -  $     224,589   $        356   $          -   $          -
                                           ------------   -------------  -------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                      -         757,887        539,739              -         10,711         17,364
 Administrative expense fees                          -         121,262         86,359              -          1,713          2,778
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Total expenses                                      -         879,149        626,098              -         12,424         20,142
                                           ------------   -------------  -------------   ------------   ------------   ------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                      -           1,718          1,648              -             13             14
 Administrative expense fees                          -             275            264              -              2              2
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Total expenses                                      -           1,993          1,912              -             15             16
                                           ------------   -------------  -------------   ------------   ------------   ------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                     63               -              -            238              -              -
 Administrative expense fees                         19               -              -             71              -              -
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Total expenses                                     82               -              -            309              -              -
                                           ------------   -------------  -------------   ------------   ------------   ------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                    216               -              -              8              -              -
 Administrative expense fees                         50               -              -              2              -              -
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Total expenses                                    266               -              -             10              -              -
                                           ------------   -------------  -------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                      -           5,946          1,144              -             78            158
 Administrative expense fees                          -             915            175              -             12             24
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Total expenses                                      -           6,861          1,319              -             90            182
                                           ------------   -------------  -------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL
 RIDER:
 Mortality and expense risk fees                      -           1,750            315              -             55             46
 Administrative expense fees                          -             605            109              -             19             16
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Total expenses                                      -           2,355            424              -             74             62
                                           ------------   -------------  -------------   ------------   ------------   ------------

      Total expenses                                348         890,358        629,753            319         12,603         20,402
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Net investment income (loss)                     (203)       (890,358)      (405,164)            37        (12,603)       (20,402)
                                           ------------   -------------  -------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from
  portfolio sponsor                                   -               -              -              -              -              -
 Net realized gain (loss) from sales of
  investments                                    (1,144)    (12,591,092)    (6,161,063)        (1,811)       (10,742)       (15,510)
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Net realized gain (loss)                       (1,144)    (12,591,092)    (6,161,063)        (1,811)       (10,742)       (15,510)
 Net unrealized gain (loss)                      (7,255)     (7,376,140)    (5,237,871)       (11,673)      (157,148)      (309,474)
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Net realized and unrealized gain (loss)        (8,399)    (19,967,232)   (11,398,934)       (13,484)      (167,890)      (324,984)
                                           ------------   -------------  -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
   from operations                         $     (8,602)  $ (20,857,590) $ (11,804,098)  $    (13,447)  $   (180,493)  $   (345,386)
                                           ============   =============  =============   ============   ============   ============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                                                                        OPPENHEIMER
                                                 MFS                       OPPENHEIMER    OPPENHEIMER    OPPENHEIMER    MAIN STREET
                                                TOTAL           MFS          CAPITAL        GLOBAL          HIGH          GROWTH &
                                               RETURN        UTILITIES    APPRECIATION    SECURITIES       INCOME         INCOME
                                               SERVICE        SERVICE        SERVICE        SERVICE        SERVICE       SERVICE
                                               CLASS*         CLASS*         SHARES*        SHARES*        SHARES*        SHARES*
                                            ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
 Dividends                                  $          -   $          -   $          -   $          -   $          -   $          -
                                            ------------   ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                  38,922            475         21,860         28,450         39,595         15,060
 Administrative expense fees                       6,228             76          3,498          4,552          6,336          2,409
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                  45,150            551         25,358         33,002         45,931         17,469
                                            ------------   ------------   ------------   ------------   ------------   ------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                     872             14             94            207            235             46
 Administrative expense fees                         139              2             15             33             38              7
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                   1,011             16            109            240            273             53
                                            ------------   ------------   ------------   ------------   ------------   ------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                       -              -              -              -              -              -
 Administrative expense fees                           -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                       -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                       -              -              -              -              -              -
 Administrative expense fees                           -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                       -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                     321             35             96            232          1,247            203
 Administrative expense fees                          50              6             15             36            191             31
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                     371             41            111            268          1,438            234
                                            ------------   ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL
 RIDER:
 Mortality and expense risk fees                     376             22             78            180            568             48
 Administrative expense fees                         130              7             27             62            196             17
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total expenses                                     506             29            105            242            764             65
                                            ------------   ------------   ------------   ------------   ------------   ------------

      Total expenses                              47,038            637         25,683         33,752         48,406         17,821
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)                   (47,038)          (637)       (25,683)       (33,752)       (48,406)       (17,821)
                                            ------------   ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from
  portfolio sponsor                                    -              -              -              -              -              -
 Net realized gain (loss) from sales of
  investments                                    (11,669)        (2,058)       (16,838)       (21,216)        (2,512)       (24,593)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net realized gain (loss)                       (11,669)        (2,058)       (16,838)       (21,216)        (2,512)       (24,593)
 Net unrealized gain (loss)                      (13,553)         1,549       (177,544)      (534,568)       162,214       (242,214)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net realized and unrealized gain (loss)        (25,222)          (509)      (194,382)      (555,784)       159,702       (266,807)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
   from operations                          $    (72,260)  $     (1,146)  $   (220,065)  $   (589,536)  $    111,296   $   (284,628)
                                            ============   ============   ============   ============   ============   ============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                   OPPENHEIMER         PIONEER                         PIONEER         SCUDDER
                                                     MULTIPLE         EMERGING                       REAL ESTATE     GOVERNMENT
                                                    STRATEGIES         MARKETS         PIONEER          SHARES       SECURITIES
                                                     SERVICE             VCT          FUND VCT           VCT          SERIES II
                                                     SHARES*          CLASS II        CLASS II       CLASS II(a)       CLASS A
                                                  -------------    -------------    -------------   -------------   -------------
INVESTMENT INCOME:
 Dividends                                        $           -    $      32,847    $         556   $     509,211   $      10,070
                                                  -------------    -------------    -------------   -------------   -------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                          5,382           85,021                -         136,396               -
 Administrative expense fees                                862           13,604                -          21,824               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                          6,244           98,625                -         158,220               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                             31              189                -           1,410               -
 Administrative expense fees                                  5               30                -             226               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                             36              219                -           1,636               -
                                                  -------------    -------------    -------------   -------------   -------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                              -                -              266               -           1,848
 Administrative expense fees                                  -                -               80               -             554
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -              346               -           2,402
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                              -                -               10               -             693
 Administrative expense fees                                  -                -                3               -             160
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                              -                -               13               -             853
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                             16            1,223                -           1,788               -
 Administrative expense fees                                  2              188                -             275               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                             18            1,411                -           2,063               -
                                                  -------------    -------------    -------------   -------------   -------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                             16               92                -             101               -
 Administrative expense fees                                  5               32                -              35               -
                                                  -------------    -------------    -------------   -------------   -------------
  Total expenses                                             21              124                -             136               -
                                                  -------------    -------------    -------------   -------------   -------------

      Total expenses                                      6,319          100,379              359         162,055           3,255
                                                  -------------    -------------    -------------   -------------   -------------
  Net investment income (loss)                           (6,319)         (67,532)             197         347,156           6,815
                                                  -------------    -------------    -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain distributions from portfolio
  sponsor                                                     -                -                -               -               -
 Net realized gain (loss) from sales of
  investments                                           (13,640)        (188,736)          (5,276)       (105,971)            206
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized gain (loss)                              (13,640)        (188,736)          (5,276)       (105,971)            206
 Net unrealized gain (loss)                              14,842          (63,422)         (11,581)       (644,125)         23,179
                                                  -------------    -------------    -------------   -------------   -------------
  Net realized and unrealized gain (loss)                 1,202         (252,158)         (16,857)       (750,096)         23,385
                                                  -------------    -------------    -------------   -------------   -------------
  Net increase (decrease) in net assets from
   operations                                     $      (5,117)   $    (319,690)   $     (16,660)  $    (402,940)  $      30,200
                                                  =============    =============    =============   =============   =============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

                                                                                  SVS
                                                               SCUDDER           DREMAN
                                                              TECHNOLOGY        FINANCIAL          T. ROWE
                                                                GROWTH           SERVICES           PRICE
                                                              SERIES II         SERIES II       INTERNATIONAL
                                                               CLASS A           CLASS A            STOCK
                                                            --------------    --------------    --------------
INVESTMENT INCOME:
 Dividends                                                  $       25,398    $      112,222    $      875,101
                                                            --------------    --------------    --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
 Mortality and expense risk fees                                   269,395           168,132         1,422,964
 Administrative expense fees                                        43,104            26,901           227,674
                                                            --------------    --------------    --------------
  Total expenses                                                   312,499           195,033         1,650,638
                                                            --------------    --------------    --------------

ALLMERICA IMMEDIATE ADVANTAGE:
 Mortality and expense risk fees                                       590               551             2,964
 Administrative expense fees                                            94                88               475
                                                            --------------    --------------    --------------
  Total expenses                                                       684               639             3,439
                                                            --------------    --------------    --------------

DIRECTED ADVISORY SOLUTIONS:
 Mortality and expense risk fees                                         -                 -                 -
 Administrative expense fees                                             -                 -                 -
                                                            --------------    --------------    --------------
  Total expenses                                                         -                 -                 -
                                                            --------------    --------------    --------------

ALLMERICA VALUE GENERATION:
 Mortality and expense risk fees                                         -                 -                 -
 Administrative expense fees                                             -                 -                 -
                                                            --------------    --------------    --------------
  Total expenses                                                         -                 -                 -
                                                            --------------    --------------    --------------

ALLMERICA PREMIER CHOICE:
 Mortality and expense risk fees                                       186               821            10,710
 Administrative expense fees                                            29               126             1,648
                                                            --------------    --------------    --------------
  Total expenses                                                       215               947            12,358
                                                            --------------    --------------    --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
 Mortality and expense risk fees                                       217               146             2,361
 Administrative expense fees                                            75                51               818
                                                            --------------    --------------    --------------
  Total expenses                                                       292               197             3,179
                                                            --------------    --------------    --------------

      Total expenses                                               313,690           196,816         1,669,614
                                                            --------------    --------------    --------------
  Net investment income (loss)                                    (288,292)          (84,594)         (794,513)
                                                            --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor                      -                 -            87,510
 Net realized gain (loss) from sales of investments             (8,378,744)         (360,992)      (15,299,868)
                                                            --------------    --------------    --------------
  Net realized gain (loss)                                      (8,378,744)         (360,992)      (15,212,358)
 Net unrealized gain (loss)                                     (1,985,508)       (1,063,774)       (9,523,381)
                                                            --------------    --------------    --------------
  Net realized and unrealized gain (loss)                      (10,364,252)       (1,424,766)      (24,735,739)
                                                            --------------    --------------    --------------
  Net increase (decrease) in net assets from operations     $  (10,652,544)   $   (1,509,360)   $  (25,530,252)
                                                            ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     AIT                                 AIT
                                                                     CORE                               EQUITY
                                                                    EQUITY                              INDEX
                                                                SERVICE SHARES                      SERVICE SHARES
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $   (1,894,246)   $   (3,221,996)   $     (899,055)   $   (1,980,548)
    Net realized gain (loss)                              (51,003,223)      100,602,207        (4,898,618)       23,222,288
    Net unrealized gain (loss)                            (34,140,508)     (189,201,917)      (80,142,027)      (83,766,907)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (87,037,977)      (91,821,706)      (85,939,700)      (62,525,167)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   5,793,899        11,077,382         7,380,311        14,169,696
    Withdrawals                                           (35,577,761)      (32,559,385)      (30,766,688)      (28,368,479)
    Contract benefits                                      (2,353,662)       (3,635,559)       (3,137,189)       (4,495,278)
    Contract charges                                         (158,721)         (173,014)         (162,920)         (161,884)
    Transfers between sub-accounts (including
      Separate Account GPA), net                          (30,381,006)      (25,576,219)      (36,186,627)       (8,295,654)
    Other transfers from (to) the General Account          (7,469,133)       (3,190,019)       (7,502,580)         (380,649)
    Net increase (decrease) in investment by Sponsor           (1,696)            4,000            (3,487)            4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                               (70,148,080)      (54,052,814)      (70,379,180)      (27,528,248)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                (157,186,057)     (145,874,520)     (156,318,880)      (90,053,415)

NET ASSETS:
  Beginning of year                                       376,061,629       521,936,149       382,129,387       472,182,802
                                                       --------------    --------------    --------------    --------------
  End of year                                          $  218,875,572    $  376,061,629    $  225,810,507    $  382,129,387
                                                       ==============    ==============    ==============    ==============

                                                                     AIT
                                                                  GOVERNMENT                             AIT
                                                                     BOND                            MONEY MARKET
                                                                SERVICE SHARES                      SERVICE SHARES
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    3,270,698    $    3,162,714    $      415,322    $    5,645,679
    Net realized gain (loss)                                  700,744           159,893                 -                 -
    Net unrealized gain (loss)                              4,993,886         1,530,031                 -                 -
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                            8,965,328         4,852,638           415,322         5,645,679
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   5,625,590         6,093,974       163,754,417       325,012,545
    Withdrawals                                           (30,123,403)       (9,588,097)      (94,330,207)      (38,589,493)
    Contract benefits                                        (659,083)         (726,361)       (1,936,632)       (2,206,680)
    Contract charges                                          (33,509)          (19,553)          (73,700)          (47,727)
    Transfers between sub-accounts (including
      Separate Account GPA), net                           57,165,007        31,868,969       (78,181,051)     (252,840,798)
    Other transfers from (to) the General Account          36,113,973           333,951        43,622,799        17,214,472
    Net increase (decrease) in investment by Sponsor           (3,971)            4,000            (4,017)            8,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                68,084,604        27,966,883        32,851,609        48,550,319
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                  77,049,932        32,819,521        33,266,931        54,195,998

NET ASSETS:
  Beginning of year                                        99,477,576        66,658,055       243,012,941       188,816,943
                                                       --------------    --------------    --------------    --------------
  End of year                                          $  176,527,508    $   99,477,576    $  276,279,872    $  243,012,941
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                     AIT                                 AIT
                                                                    SELECT                              SELECT
                                                                  AGGRESSIVE                           CAPITAL
                                                                    GROWTH                           APPRECIATION
                                                                SERVICE SHARES                      SERVICE SHARES
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $   (2,618,783)   $   (3,999,723)   $   (2,240,258)   $   (2,652,684)
    Net realized gain (loss)                              (38,542,620)       46,594,578        (1,591,762)       17,537,244
    Net unrealized gain (loss)                            (24,917,887)     (120,838,110)      (37,936,809)      (20,509,288)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (66,079,290)      (78,243,255)      (41,768,829)       (5,624,728)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   4,868,042         8,838,199         3,824,538         5,269,482
    Withdrawals                                           (19,961,524)      (20,210,875)      (14,943,522)      (11,846,238)
    Contract benefits                                        (768,920)         (943,739)         (852,076)         (918,565)
    Contract charges                                         (123,347)         (135,818)          (77,603)          (72,158)
    Transfers between sub-accounts (including
      Separate Account GPA), net                          (14,115,488)      (23,649,981)       (8,370,847)       (4,082,046)
    Other transfers from (to) the General Account          (6,258,655)       (2,177,844)       (2,648,876)          (78,688)
    Net increase (decrease) in investment by Sponsor           (1,753)            4,000            (3,876)            4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                               (36,361,645)      (38,276,058)      (23,072,262)      (11,724,213)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                (102,440,935)     (116,519,313)      (64,841,091)      (17,348,941)

NET ASSETS:
  Beginning of year                                       236,247,736       352,767,049       181,940,231       199,289,172
                                                       --------------    --------------    --------------    --------------
  End of year                                          $  133,806,801    $  236,247,736    $  117,099,140    $  181,940,231
                                                       ==============    ==============    ==============    ==============

                                                                     AIT
                                                                    SELECT                               AIT
                                                                   EMERGING                         SELECT GROWTH
                                                                    MARKETS                           AND INCOME
                                                                 SERVICE SHARES                     SERVICE SHARES
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (103,765)   $      (52,766)   $   (1,408,810)   $   (2,474,185)
    Net realized gain (loss)                                  (74,234)         (150,606)      (27,934,310)       (7,873,620)
    Net unrealized gain (loss)                             (1,286,218)          263,092       (27,785,581)      (29,870,167)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                           (1,464,217)           59,720       (57,128,701)      (40,217,972)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     485,599           361,053         2,936,934         6,529,001
    Withdrawals                                              (683,866)         (272,092)      (21,224,503)      (19,953,459)
    Contract benefits                                         (49,086)          (32,197)       (1,889,151)       (2,648,524)
    Contract charges                                           (3,320)             (924)          (83,887)          (90,698)
    Transfers between sub-accounts (including
      Separate Account GPA), net                            6,705,274         5,445,516       (31,308,328)      (30,179,660)
    Other transfers from (to) the General Account             105,814           291,991        (5,904,972)       (2,073,463)
    Net increase (decrease) in investment by Sponsor           (2,273)            4,000                 -             4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                 6,558,142         5,797,347       (57,473,907)      (48,412,803)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                   5,093,925         5,857,067      (114,602,608)      (88,630,775)

NET ASSETS:
  Beginning of year                                         7,175,527         1,318,460       235,807,172       324,437,947
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   12,269,452    $    7,175,527    $  121,204,564    $  235,807,172
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                         AIT
                                                                     AIT                                SELECT
                                                                    SELECT                          INTERNATIONAL
                                                                    GROWTH                              EQUITY
                                                                SERVICE SHARES                      SERVICE SHARES
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001             2002             2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $   (2,684,018)   $   (4,490,509)   $      241,434    $      309,788
    Net realized gain (loss)                              (31,567,478)       12,770,163        (6,624,424)       40,900,201
    Net unrealized gain (loss)                            (39,458,832)     (108,813,970)      (35,521,879)     (103,275,581)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (73,710,328)     (100,534,316)      (41,904,869)      (62,065,592)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   5,222,280         9,152,694         4,853,303         7,403,072
    Withdrawals                                           (21,799,333)      (22,384,866)      (18,197,379)      (14,046,547)
    Contract benefits                                      (1,423,448)       (1,686,728)         (982,055)       (1,101,289)
    Contract charges                                         (118,767)         (129,356)          (90,894)          (86,313)
    Transfers between sub-accounts (including
      Separate Account GPA), net                          (28,187,618)      (13,428,135)       11,659,335        10,632,985
    Other transfers from (to) the General Account          (4,861,114)       (2,528,366)       (3,507,631)          210,024
    Net increase (decrease) in investment by Sponsor           (3,316)            4,000            (3,665)            4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                               (51,171,316)      (31,000,757)       (6,268,986)        3,015,932
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                (124,881,644)     (131,535,073)      (48,173,855)      (59,049,660)

NET ASSETS:
  Beginning of year                                       268,988,199       400,523,272       208,807,397       267,857,057
                                                       --------------    --------------    --------------    --------------
  End of year                                          $  144,106,555    $  268,988,199    $  160,633,542    $  208,807,397
                                                       ==============    ==============    ==============    ==============

                                                                     AIT
                                                                    SELECT                               AIT
                                                                  INVESTMENT                            SELECT
                                                                 GRADE INCOME                      STRATEGIC GROWTH
                                                                SERVICE SHARES                      SERVICE SHARES
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    8,014,542    $    8,073,957    $      (42,161)   $      (34,323)
    Net realized gain (loss)                                  509,897           110,865        (1,188,523)         (388,244)
    Net unrealized gain (loss)                              4,831,104         2,754,900          (851,925)         (250,912)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                           13,355,543        10,939,722        (2,082,609)         (673,479)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   5,623,064         7,720,940           126,966           251,065
    Withdrawals                                           (33,421,799)      (16,045,351)         (146,075)          (88,287)
    Contract benefits                                      (1,496,202)       (1,086,619)          (10,280)           (9,625)
    Contract charges                                          (68,228)          (49,627)           (1,222)             (688)
    Transfers between sub-accounts (including
      Separate Account GPA), net                           21,019,039        38,854,304           333,167         2,366,254
    Other transfers from (to) the General Account             874,242           711,522           172,705           107,076
    Net increase (decrease) in investment by Sponsor           (3,979)            4,000                 -             4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                (7,473,863)       30,109,169           475,261         2,629,795
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                   5,881,680        41,048,891        (1,607,348)        1,956,316

NET ASSETS:
  Beginning of year                                       199,955,210       158,906,319         3,865,141         1,908,825
                                                       --------------    --------------    --------------    --------------
  End of year                                          $  205,836,890    $  199,955,210    $    2,257,793    $    3,865,141
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                          AIT
                                                                     AIT                                 SELECT
                                                                   SELECT                          VALUE OPPORTUNITY
                                                               STRATEGIC INCOME                      SERVICE SHARES
                                                                SERVICE SHARES                  YEAR ENDED DECEMBER 31,
                                                         YEAR ENDED     PERIOD 1/12/01*    --------------------------------
                                                          12/31/02        TO 12/31/01           2002              2001
                                                       --------------   ---------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      664,439   $       150,129    $   (1,569,702)   $   (1,663,711)
    Net realized gain (loss)                                  571,605           277,706        17,647,951        27,447,968
    Net unrealized gain (loss)                              1,414,095          (389,862)      (53,321,344)       (5,391,331)
                                                       --------------   ---------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                            2,650,139            37,973       (37,243,095)       20,392,926
                                                       --------------   ---------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   1,906,603         1,104,856         5,071,867         5,633,232
    Withdrawals                                            (4,767,362)         (177,908)      (21,351,939)      (13,367,491)
    Contract benefits                                         (91,424)             (401)       (1,096,564)         (908,701)
    Contract charges                                           (8,083)             (752)          (91,506)          (77,463)
    Transfers between sub-accounts (including
      Separate Account GPA), net                           26,514,098        14,964,090        20,686,802       (11,629,477)
    Other transfers from (to) the General Account           4,624,788         1,080,664        (3,463,514)       (1,387,308)
    Net increase (decrease) in investment by Sponsor           (6,074)            5,973            (4,094)              912
                                                       --------------   ---------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                28,172,546        16,976,522          (248,948)      (21,736,296)
                                                       --------------   ---------------    --------------    --------------
    Net increase (decrease) in net assets                  30,822,685        17,014,495       (37,492,043)       (1,343,370)

NET ASSETS:
  Beginning of year                                        17,014,495                 -       204,254,111       205,597,481
                                                       --------------   ---------------    --------------    --------------
  End of year                                          $   47,837,180   $    17,014,495    $  166,762,068    $  204,254,111
                                                       ==============   ===============    ==============    ==============

                                                                   AIM V.I.
                                                                  AGGRESSIVE                           AIM V.I.
                                                                GROWTH SERIES I                       BLUE CHIP
                                                            YEAR ENDED DECEMBER 31,                    SERIES I
                                                       --------------------------------      YEAR ENDED      PERIOD 1/12/01*
                                                            2002              2001            12/31/02         TO 12/31/01
                                                       --------------    --------------    --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (661,761)   $     (576,913)   $      (51,502)   $      (10,125)
    Net realized gain (loss)                               (6,243,679)         (404,226)         (118,537)           (7,159)
    Net unrealized gain (loss)                             (6,125,683)      (10,592,916)         (951,215)           (1,934)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (13,031,123)      (11,574,055)       (1,121,254)          (19,218)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   1,745,903         3,208,694           354,216           281,177
    Withdrawals                                            (3,507,267)       (1,600,123)         (214,563)          (41,975)
    Contract benefits                                        (144,334)         (208,192)           (9,533)          (22,134)
    Contract charges                                          (17,163)          (10,191)           (1,227)             (101)
    Transfers between sub-accounts (including
      Separate Account GPA), net                           (1,121,412)       27,079,768         1,999,096         2,104,426
    Other transfers from (to) the General Account             504,324         1,088,518           546,699           101,012
    Net increase (decrease) in investment by Sponsor           (3,603)            6,000                 -            10,201
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                (2,543,552)       29,564,474         2,674,688         2,432,606
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                 (15,574,675)       17,990,419         1,553,434         2,413,388

NET ASSETS:
  Beginning of year                                        48,930,459        30,940,040         2,413,388                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   33,355,784    $   48,930,459    $    3,966,822    $    2,413,388
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                   AIM V.I.                                      AIM V.I.
                                                                   PREMIER                     AIM V.I.          CAPITAL
                                                              EQUITY SERIES I(a)                BASIC          DEVELOPMENT
                                                            YEAR ENDED DECEMBER 31,        VALUE SERIES II      SERIES II
                                                       --------------------------------    PERIOD 5/1/02*    PERIOD 5/1/02*
                                                            2002              2001           TO 12/31/02       TO 12/31/02
                                                       --------------    --------------    ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (383,634)   $     (511,195)   $     (222,215)   $      (19,716)
    Net realized gain (loss)                               (5,452,159)         (242,256)          (15,636)          (43,867)
    Net unrealized gain (loss)                             (7,514,022)       (5,505,348)       (2,783,544)         (364,325)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (13,349,815)       (6,258,799)       (3,021,395)         (427,908)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   1,141,459         3,080,176         1,080,763            52,809
    Withdrawals                                            (2,848,783)       (1,594,892)       (2,319,633)         (173,315)
    Contract benefits                                        (183,603)         (215,723)          (67,527)           (7,867)
    Contract charges                                          (12,708)           (8,953)           (3,928)             (135)
    Transfers between sub-accounts (including
      Separate Account GPA), net                           (1,925,140)       14,308,131        48,480,358         3,485,196
    Other transfers from (to) the General Account            (508,271)          939,915           982,753           (16,274)
    Net increase (decrease) in investment by Sponsor           (3,249)            6,000             6,393             6,442
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                (4,340,295)       16,514,654        48,159,179         3,346,856
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                 (17,690,110)       10,255,855        45,137,784         2,918,948

NET ASSETS:
  Beginning of year                                        41,310,710        31,054,855                 -                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   23,620,600    $   41,310,710    $   45,137,784    $    2,918,948
                                                       ==============    ==============    ==============    ==============

                                                         ALLIANCE-         ALLIANCE-
                                                         BERNSTEIN         BERNSTEIN
                                                          SMALL CAP          VALUE                 ALLIANCE GROWTH
                                                        VALUE CLASS B       CLASS B                    CLASS B
                                                       PERIOD 5/1/02*    PERIOD 5/1/02*      YEAR ENDED      PERIOD 1/12/01*
                                                         TO 12/31/02       TO 12/31/02        12/31/02         TO 12/31/01
                                                       --------------    --------------    --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (36,652)   $      (28,695)   $          (69)   $          (16)
    Net realized gain (loss)                                  (40,555)          (26,264)              (24)              468
    Net unrealized gain (loss)                               (161,531)         (150,912)           (3,563)           (1,525)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                             (238,738)         (205,871)           (3,656)           (1,073)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     177,985           159,681            11,717                 -
    Withdrawals                                              (547,025)         (315,957)                -                 -
    Contract benefits                                         (25,488)              (32)                -                 -
    Contract charges                                             (606)             (377)                -                 -
    Transfers between sub-accounts (including
      Separate Account GPA), net                            7,404,750         5,393,225               139                 -
    Other transfers from (to) the General Account              55,791           122,165                 -                 -
    Net increase (decrease) in investment by Sponsor            6,323             6,291                 -             4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                 7,071,730         5,364,996            11,856             4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                   6,832,992         5,159,125             8,200             2,927

NET ASSETS:
  Beginning of year                                                 -                 -             2,927                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $    6,832,992    $    5,159,125    $       11,127    $        2,927
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                   ALLIANCE                            ALLIANCE
                                                             GROWTH AND INCOME                      PREMIER GROWTH
                                                                   CLASS B                             CLASS B
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $   (1,023,388)   $     (677,728)   $     (829,297)   $     (712,019)
    Net realized gain (loss)                               (4,031,770)        2,783,176        (2,131,735)        2,184,566
    Net unrealized gain (loss)                            (28,299,510)       (4,023,814)      (19,090,908)      (11,133,863)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (33,354,668)       (1,918,366)      (22,051,940)       (9,661,316)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   4,292,096         6,398,627         2,379,879         4,101,111
    Withdrawals                                            (9,825,284)       (2,863,199)       (4,576,160)       (1,916,162)
    Contract benefits                                        (531,018)         (405,267)         (256,938)         (416,331)
    Contract charges                                          (36,331)          (14,039)          (20,279)          (10,745)
    Transfers between sub-accounts (including
      Separate Account GPA), net                           15,438,579        79,548,338        21,968,923        31,594,472
    Other transfers from (to) the General Account           2,503,400         4,227,664         1,173,648         1,636,110
    Net increase (decrease) in investment by Sponsor           (4,432)            4,139            (5,731)            6,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                11,837,010        86,896,263        20,663,342        34,994,455
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                 (21,517,658)       84,977,897        (1,388,598)       25,333,139

NET ASSETS:
  Beginning of year                                       112,630,637        27,652,740        59,133,166        33,800,027
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   91,112,979    $  112,630,637    $   57,744,568    $   59,133,166
                                                       ==============    ==============    ==============    ==============

                                                                               DELAWARE VIP GROWTH
                                                          ALLIANCE                OPPORTUNITIES
                                                         TECHNOLOGY              SERVICE CLASS(a)
                                                           CLASS B           YEAR ENDED DECEMBER 31,
                                                       PERIOD 5/1/02*    --------------    --------------
                                                         TO 12/31/02          2002              2001
                                                       --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $          (56)   $    1,909,880    $     (260,312)
    Net realized gain (loss)                                      (16)       (5,565,831)        2,133,749
    Net unrealized gain (loss)                                 (1,849)       (1,290,771)       (5,527,303)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                               (1,921)       (4,946,722)       (3,653,866)
                                                       --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                           -           490,350         1,099,823
    Withdrawals                                                     -          (729,216)         (553,590)
    Contract benefits                                               -           (70,059)          (60,628)
    Contract charges                                                -            (6,248)           (5,210)
    Transfers between sub-accounts (including
      Separate Account GPA), net                                2,401        (3,265,664)        4,141,061
    Other transfers from (to) the General Account                   -          (322,833)          146,510
    Net increase (decrease) in investment by Sponsor            6,000                 -             6,000
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                     8,401        (3,903,670)        4,773,966
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                       6,480        (8,850,392)        1,120,100

NET ASSETS:
  Beginning of year                                                 -        18,660,165        17,540,065
                                                       --------------    --------------    --------------
  End of year                                          $        6,480    $    9,809,773    $   18,660,165
                                                       ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                 DELAWARE VIP
                                                                 INTERNATIONAL
                                                                VALUE EQUITY(a)                   DELAWARE VIP SELECT
                                                            YEAR ENDED DECEMBER 31,            GROWTH SERVICE CLASS(a)
                                                       --------------------------------      YEAR ENDED      PERIOD 1/12/01*
                                                            2002              2001            12/31/02         TO 12/31/01
                                                       --------------    --------------    --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    4,637,322    $    1,123,373    $          (65)   $          (31)
    Net realized gain (loss)                               (2,576,104)        9,653,188              (130)                -
    Net unrealized gain (loss)                             (9,976,877)      (24,840,764)           (3,739)             (197)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                           (7,915,659)      (14,064,203)           (3,934)             (228)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   1,373,114         2,033,517                 -             7,753
    Withdrawals                                            (7,721,983)       (7,395,024)                -                 -
    Contract benefits                                        (291,052)         (540,557)                -                 -
    Contract charges                                          (34,203)          (33,799)               (4)                -
    Transfers between sub-accounts (including
      Separate Account GPA), net                           (5,658,703)      (15,344,665)            1,513              (310)
    Other transfers from (to) the General Account          (2,618,735)         (277,407)                -                 -
    Net increase (decrease) in investment by Sponsor                -             2,032                 -             4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                               (14,951,562)      (21,555,903)            1,509            11,443
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                 (22,867,221)      (35,620,106)           (2,425)           11,215

NET ASSETS:
  Beginning of year                                        76,546,721       112,166,827            11,215                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   53,679,500    $   76,546,721    $        8,790    $       11,215
                                                       ==============    ==============    ==============    ==============

                                                                   DEUTSCHE                            DEUTSCHE
                                                             VIT EAFE EQUITY INDEX               VIT EQUITY 500 INDEX
                                                         YEAR ENDED      PERIOD 1/12/01*     YEAR ENDED      PERIOD 1/12/01*
                                                          12/31/02        TO 12/31/01         12/31/02        TO 12/31/01
                                                       --------------    ---------------   --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $        1,440    $         (387)   $          826    $          213
    Net realized gain (loss)                                   (1,820)              (36)           (7,684)              223
    Net unrealized gain (loss)                                (30,819)           (8,985)          (42,567)           (5,568)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                              (31,199)           (9,408)          (49,425)           (5,132)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     123,989            67,698           129,593           119,890
    Withdrawals                                                (1,936)                -           (11,035)                -
    Contract benefits                                               -                 -                 -                 -
    Contract charges                                               (4)                -                 -                 -
    Transfers between sub-accounts (including
      Separate Account GPA), net                              (11,243)              248            26,760                 -
    Other transfers from (to) the General Account                  23                 -           (23,093)                -
    Net increase (decrease) in investment by Sponsor                -             4,000                 -             2,038
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                   110,829            71,946           122,225           121,928
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                      79,630            62,538            72,800           116,796

NET ASSETS:
  Beginning of year                                            62,538                 -           116,796                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $      142,168    $       62,538    $      189,596    $      116,796
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                   DEUTSCHE                    EATON VANCE VT FLOATING-
                                                             VIT SMALL CAP INDEX                     RATE INCOME
                                                         YEAR ENDED      PERIOD 1/12/01*     YEAR ENDED      PERIOD 1/12/01*
                                                          12/31/02        TO 12/31/01         12/31/02        TO 12/31/01
                                                       --------------    ---------------   --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $          439    $           23    $      (75,666)   $       (1,942)
    Net realized gain (loss)                                     (153)            2,595            (1,453)                -
    Net unrealized gain (loss)                                (52,413)              875             3,377                 -
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                              (52,127)            3,493           (73,742)           (1,942)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     178,565            47,717           535,848           792,965
    Withdrawals                                                (1,607)                -          (863,626)          (94,899)
    Contract benefits                                               -                 -           (60,673)             (747)
    Contract charges                                              (65)                -            (1,608)             (340)
    Transfers between sub-accounts (including
      Separate Account GPA), net                               40,615              (576)        2,156,049         4,065,789
    Other transfers from (to) the General Account                   6                 -           428,192           373,650
    Net increase (decrease) in investment by Sponsor                -             4,000            (3,978)            5,995
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                   217,514            51,141         2,190,204         5,142,413
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                     165,387            54,634         2,116,462         5,140,471

NET ASSETS:
  Beginning of year                                            54,634                 -         5,140,471                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $      220,021    $       54,634    $    7,256,933    $    5,140,471
                                                       ==============    ==============    ==============    ==============

                                                                 FIDELITY VIP                          FIDELITY
                                                                EQUITY- INCOME                        VIP GROWTH
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    1,560,470    $    1,527,875    $   (4,623,703)   $   (7,837,092)
    Net realized gain (loss)                                7,610,146        31,830,042       (22,338,246)       48,006,749
    Net unrealized gain (loss)                           (101,192,974)      (69,029,237)     (122,911,603)     (170,548,125)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (92,022,358)      (35,671,320)     (149,873,552)     (130,378,468)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   9,793,846        14,315,151         9,433,141        16,610,781
    Withdrawals                                           (51,180,514)      (40,835,171)      (44,678,410)      (43,890,457)
    Contract benefits                                      (2,819,711)       (3,461,046)       (2,115,645)       (3,163,128)
    Contract charges                                         (223,704)         (209,547)         (243,195)         (262,320)
    Transfers between sub-accounts (including
      Separate Account GPA), net                          (13,724,458)       17,812,439       (21,117,967)      (34,469,465)
    Other transfers from (to) the General Account          (9,357,111)       (2,325,022)      (10,519,720)       (5,041,752)
    Net increase (decrease) in investment by Sponsor           (4,456)            4,000            (3,370)            4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                               (67,516,108)      (14,699,196)      (69,245,166)      (70,212,341)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                (159,538,466)      (50,370,516)     (219,118,718)     (200,590,809)

NET ASSETS:
  Beginning of year                                       508,985,191       559,355,707       504,140,254       704,731,063
                                                       --------------    --------------    --------------    --------------
  End of year                                          $  349,446,725    $  508,985,191    $  285,021,536    $  504,140,254
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                   FIDELITY
                                                                     VIP                               FIDELITY
                                                                     HIGH                                VIP
                                                                    INCOME                             OVERSEAS
                                                           YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $   10,333,497    $   16,606,059    $     (480,054)   $    5,084,989
    Net realized gain (loss)                              (30,312,500)      (16,695,413)      (12,257,453)        5,842,977
    Net unrealized gain (loss)                             20,639,189       (17,199,734)       (5,984,002)      (42,742,842)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                              660,186       (17,289,088)      (18,721,509)      (31,814,876)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   2,124,786         4,375,630         2,113,720         3,961,581
    Withdrawals                                           (13,779,971)      (11,698,888)       (9,601,968)       (9,376,336)
    Contract benefits                                        (761,758)         (773,145)         (297,513)         (569,495)
    Contract charges                                          (49,868)          (49,876)          (51,779)          (55,362)
    Transfers between sub-accounts (including
      Separate Account GPA), net                          (17,184,002)      (15,166,154)      (13,142,363)       (9,124,952)
    Other transfers from (to) the General Account          (1,747,372)       (1,286,126)       (1,296,868)         (744,136)
    Net increase (decrease) in investment by Sponsor           (3,956)            4,000                 -             4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract trasactions                                (31,402,141)      (24,594,559)      (22,276,771)      (15,904,700)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                 (30,741,955)      (41,883,647)      (40,998,280)      (47,719,576)

NET ASSETS:
  Beginning of year                                       114,319,692       156,203,339       100,116,957       147,836,533
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   83,577,737    $  114,319,692    $   59,118,677    $  100,116,957
                                                       ==============    ==============    ==============    ==============


                                                                FIDELITY VIP II
                                                                 ASSET MANAGER                      FIDELITY VIP II
                                                            YEAR ENDED DECEMBER 31,           CONTRAFUND SERVICE CLASS 2
                                                       --------------------------------      YEAR ENDED      PERIOD 5/1/01*
                                                            2002              2001            12/31/02        TO 12/31/01
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    2,269,054    $    3,352,096    $     (158,466)   $      (20,326)
    Net realized gain (loss)                               (6,983,498)       (1,136,830)          (61,180)           (1,858)
    Net unrealized gain (loss)                             (4,974,741)       (9,049,827)       (1,686,063)          124,699
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                           (9,689,185)       (6,834,561)       (1,905,709)          102,515
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   1,553,842         3,109,775         1,089,723           434,772
    Withdrawals                                           (11,261,526)       (7,917,160)       (1,619,309)          (36,010)
    Contract benefits                                        (843,425)       (1,089,726)          (43,526)             (141)
    Contract charges                                          (38,075)          (36,613)           (3,550)             (200)
    Transfers between sub-accounts (including
      Separate Account GPA), net                          (11,016,851)      (14,773,365)       16,454,626         5,069,104
    Other transfers from (to) the General Account          (2,454,299)       (1,685,354)          470,764           153,677
    Net increase (decrease) in investment by Sponsor                -             4,000            (1,989)           10,070
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                               (24,060,334)      (22,388,443)       16,346,739         5,631,272
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                 (33,749,519)      (29,223,004)       14,441,030         5,733,787

NET ASSETS:
  Beginning of year                                        94,534,778       123,757,782         5,733,787                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   60,785,259    $   94,534,778    $   20,174,817    $    5,733,787
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                       FIDELITY
                                                                                                   VIP III GROWTH
                                                               FIDELITY VIP III                  OPPORTUNITIES SERVICE
                                                                GROWTH & INCOME                         CLASS 2
                                                                SERVICE CLASS 2                 YEAR ENDED DECEMBER 31,
                                                         YEAR ENDED     PERIOD 1/12/01*    --------------------------------
                                                         12/31/02        to 12/31/01            2002              2001
                                                       --------------   ---------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $          200   $            12    $      (34,498)   $      (64,855)
    Net realized gain (loss)                                   (7,615)              161          (439,485)         (211,528)
    Net unrealized gain (loss)                                (23,478)               63        (1,090,503)         (588,289)
                                                       --------------   ---------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                              (30,893)              236        (1,564,486)         (864,672)
                                                       --------------   ---------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     187,913            11,630           258,532           644,728
    Withdrawals                                                     -                 -          (286,609)         (284,589)
    Contract benefits                                               -                 -           (59,678)          (20,511)
    Contract charges                                               (5)                -            (3,125)           (1,564)
    Transfers between sub-accounts (including
      Separate Account GPA), net                               (3,956)               80           (60,261)        2,641,908
    Other transfers from (to) the General Account             (18,484)                -            81,209           211,639
    Net increase (decrease) in investment by Sponsor                -             4,000                 -             6,000
                                                       --------------   ---------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                   165,468            15,710           (69,932)        3,197,611
                                                       --------------   ---------------    --------------    --------------
    Net increase (decrease) in net assets                     134,575            15,946        (1,634,418)        2,332,939

NET ASSETS:
  Beginning of year                                            15,946                 -         6,490,612         4,157,673
                                                       --------------   ---------------    --------------    --------------
  End of year                                          $      150,521   $        15,946    $    4,856,194    $    6,490,612
                                                       ==============   ===============    ==============    ==============

                                                                                          FIDELITY VIP III
                                                                FIDELITY VIP III          VALUE STRATEGIES
                                                                MID CAP SERVICE               SERVICE
                                                                    CLASS 2                   CLASS 2
                                                         YEAR ENDED     PERIOD 1/12/01*   PERIOD 5/1/02*
                                                          12/31/02        TO 12/31/01       TO 12/31/02
                                                       --------------   ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (45,657)  $           (28)    $      (10,166)
    Net realized gain (loss)                                  (23,566)                -            (14,845)
    Net unrealized gain (loss)                               (270,159)              215           (120,111)
                                                       --------------   ---------------     --------------
    Net increase (decrease) in net assets from
      operations                                             (339,382)              187           (145,122)
                                                       --------------   ---------------     --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     393,068                 -             41,956
    Withdrawals                                              (657,257)                -           (116,755)
    Contract benefits                                         (15,179)                -                  -
    Contract charges                                             (619)                -               (273)
    Transfers between sub-accounts (including
      Separate Account GPA), net                            8,301,552                 -          2,208,464
    Other transfers from (to) the General Account              98,759                 -             17,254
    Net increase (decrease) in investment by Sponsor            6,217             4,000              6,396
                                                       --------------   ---------------     --------------
    Net increase (decrease) in net assets from
      contract transactions                                 8,126,541             4,000          2,157,042
                                                       --------------   ---------------     --------------
    Net increase (decrease) in net assets                   7,787,159             4,187          2,011,920

NET ASSETS:
  Beginning of year                                             4,187                 -                  -
                                                       --------------   ---------------     --------------
  End of year                                          $    7,791,346   $         4,187     $    2,011,920
                                                       ==============   ===============     ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                               FT VIP FRANKLIN
                                                                    GROWTH
                                                                  AND INCOME                    FT VIP
                                                            SECURITIES CLASS 2(b)           FRANKLIN LARGE
                                                                  YEAR ENDED                  CAP GROWTH
                                                                 DECEMBER 31,             SECURITIES CLASS 2
                                                       --------------------------------     PERIOD 5/1/02*
                                                            2002              2001           TO 12/31/02
                                                       --------------    --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      117,154    $      (26,400)    $         (4,662)
    Net realized gain (loss)                                 (172,249)         (187,793)              (9,906)
    Net unrealized gain (loss)                               (448,711)         (959,002)             (40,417)
                                                       --------------    --------------     ----------------
    Net increase (decrease) in net assets from
      operations                                             (503,806)       (1,173,195)             (54,985)
                                                       --------------    --------------     ----------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     138,889           280,491              186,809
    Withdrawals                                              (623,988)         (138,608)            (152,411)
    Contract benefits                                         (58,307)          (29,089)                   -
    Contract charges                                           (2,043)           (1,191)                 (96)
    Transfers between sub-accounts (including
      Separate Account GPA), net                            1,279,055         4,455,272              961,929
    Other transfers from (to) the General Account            (190,022)          179,451              157,464
    Net increase (decrease) in investment by Sponsor                -             6,000                6,295
                                                       --------------    --------------     ----------------
    Net increase (decrease) in net assets from
      contract transactions                                   543,584         4,752,326            1,159,990
                                                       --------------    --------------     ----------------
    Net increase (decrease) in net assets                      39,778         3,579,131            1,105,005

NET ASSETS:
  Beginning of year                                         5,365,174         1,786,043                    -
                                                       --------------    --------------     ----------------
  End of year                                          $    5,404,952    $    5,365,174     $      1,105,005
                                                       ==============    ==============     ================

                                                                    FT VIP
                                                                   FRANKLIN
                                                                     SMALL                     FT VIP
                                                                  CAP CLASS 2              FRANKLIN SMALL
                                                                   YEAR ENDED                CAP VALUE
                                                                  DECEMBER 31,           SECURITIES CLASS 2
                                                       --------------------------------    PERIOD 5/1/02*
                                                            2002              2001          TO 12/31/02
                                                       --------------    --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (457,099)   $     (407,275)   $         (473)
    Net realized gain (loss)                               (3,013,657)       (1,238,931)           (2,656)
    Net unrealized gain (loss)                            (10,331,577)       (5,001,835)           (2,335)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (13,802,333)       (6,648,041)           (5,464)
                                                       --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   1,598,759         2,610,484            10,996
    Withdrawals                                            (3,146,143)       (1,335,051)           (5,290)
    Contract benefits                                        (178,765)         (142,925)                -
    Contract charges                                          (16,514)          (10,895)                -
    Transfers between sub-accounts (including
      Separate Account GPA), net                            8,598,561        13,466,217            67,856
    Other transfers from (to) the General Account            (178,565)        1,083,821            12,894
    Net increase (decrease) in investment by Sponsor           (5,278)            6,000             6,000
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                 6,672,055        15,677,651            92,456
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                  (7,130,278)        9,029,610            86,992

NET ASSETS:
  Beginning of year                                        42,715,848        33,686,238                 -
                                                       --------------    --------------    --------------
  End of year                                          $   35,585,570    $   42,715,848    $       86,992
                                                       ==============    ==============    ==============

                                                                    FT VIP
                                                                    MUTUAL
                                                                    SHARES
                                                              SECURITIES CLASS 2
                                                         YEAR ENDED      PERIOD 1/12/01*
                                                          12/31/02         TO 12/31/01
                                                       --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (15,796)   $           47
    Net realized gain (loss)                                   (7,259)              258
    Net unrealized gain (loss)                               (198,598)             (141)
                                                       --------------    --------------
    Net increase (decrease) in net assets from
      operations                                             (221,653)              164
                                                       --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     424,878                 -
    Withdrawals                                              (579,338)                -
    Contract benefits                                             (33)                -
    Contract charges                                             (410)                -
    Transfers between sub-accounts (including
      Separate Account GPA), net                            4,209,745                 -
    Other transfers from (to) the General Account             132,394                 -
    Net increase (decrease) in investment by Sponsor            6,254             4,000
                                                       --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                 4,193,490             4,000
                                                       --------------    --------------
    Net increase (decrease) in net assets                   3,971,837             4,164

NET ASSETS:
  Beginning of year                                             4,164                 -
                                                       --------------    --------------
  End of year                                          $    3,976,001    $        4,164
                                                       ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                    FT VIP
                                                                  TEMPLETON                   FT VIP
                                                                  DEVELOPING                 TEMPLETON
                                                                   MARKETS                    FOREIGN
                                                              SECURITIES CLASS 2         SECURITIES CLASS 2
                                                         YEAR ENDED      PERIOD 1/12/01*   PERIOD 5/1/02*
                                                         12/31/02          TO 12/31/01      TO 12/31/02
                                                       --------------    --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $           66    $            5    $      (35,428)
    Net realized gain (loss)                                       (4)               (4)          (26,763)
    Net unrealized gain (loss)                                   (303)             (549)       (1,358,956)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                                 (241)             (548)       (1,421,147)
                                                       --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                       5,081                 -           457,633
    Withdrawals                                                     -                 -          (704,283)
    Contract benefits                                               -                 -           (26,646)
    Contract charges                                                -                 -            (1,406)
    Transfers between sub-accounts (including
      Separate Account GPA), net                                    -                 -        17,176,613
    Other transfers from (to) the General Account                   -                 -           267,222
    Net increase (decrease) in investment by Sponsor                -             4,000             6,310
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                     5,081             4,000        17,175,443
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                       4,840             3,452        15,754,296

NET ASSETS:
  Beginning of year                                             3,452                 -                 -
                                                       --------------    --------------    --------------
  End of year                                          $        8,292    $        3,452    $   15,754,296
                                                       ==============    ==============    ==============

                                                                    INVESCO                            INVESCO
                                                                 VIF DYNAMICS                     VIF CORE EQUITY(a)
                                                         YEAR ENDED      PERIOD 1/12/01*     YEAR ENDED     PERIOD 1/12/01*
                                                          12/31/02        TO 12/31/01         12/31/02        TO 12/31/01
                                                       --------------    ---------------   --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $         (100)   $          (30)   $          599    $          139
    Net realized gain (loss)                                     (184)                3              (882)               54
    Net unrealized gain (loss)                                 (5,708)             (222)           (7,280)               98
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                               (5,992)             (249)           (7,563)              291
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                       7,700             7,753            38,114            11,630
    Withdrawals                                                     -                 -            (7,115)                -
    Contract benefits                                               -                 -                 -                 -
    Contract charges                                               (4)                -                (5)                -
    Transfers between sub-accounts (including
      Separate Account GPA), net                                1,446              (522)            9,863                 -
    Other transfers from (to) the General Account                   -                 -                 -                 -
    Net increase (decrease) in investment by Sponsor                -             4,000                 -             4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                     9,142            11,231            40,857            15,630
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                       3,150            10,982            33,294            15,921

NET ASSETS:
  Beginning of year                                            10,982                 -            15,921                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $       14,132    $       10,982    $       49,215    $       15,921
                                                       ==============    ==============    ==============    ==============

                                                                   INVESCO
                                                                     VIF
                                                               HEALTH SCIENCES
                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                       --------------------------------
                                                            2002              2001
                                                       --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (348,975)   $     (279,842)
    Net realized gain (loss)                               (2,475,079)         (261,616)
    Net unrealized gain (loss)                             (4,660,950)       (2,201,294)
                                                       --------------    --------------
    Net increase (decrease) in net assets from
      operations                                           (7,485,004)       (2,742,752)
                                                       --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   1,021,141         1,887,266
    Withdrawals                                            (2,460,231)       (1,092,898)
    Contract benefits                                        (178,050)         (151,816)
    Contract charges                                          (10,800)           (7,027)
    Transfers between sub-accounts (including
      Separate Account GPA), net                           (2,438,382)       11,122,659
    Other transfers from (to) the General Account            (600,121)          421,861
    Net increase (decrease) in investment by Sponsor           (1,840)            6,000
                                                       --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                (4,668,283)       12,186,045
                                                       --------------    --------------
    Net increase (decrease) in net assets                 (12,153,287)        9,443,293

NET ASSETS:
  Beginning of year                                        29,063,299        19,620,006
                                                       --------------    --------------
  End of year                                          $   16,910,012    $   29,063,299
                                                       ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                    JANUS                               JANUS
                                                                    ASPEN                               ASPEN
                                                              AGGRESSIVE GROWTH                  CAPITAL APPRECIATION
                                                                SERVICE SHARES                      SERVICE SHARES
                                                         YEAR ENDED      PERIOD 1/12/01*     YEAR ENDED      PERIOD 1/12/01*
                                                          12/31/02         TO 12/31/01        12/31/02         TO 12/31/01
                                                       --------------    ---------------   --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $          (98)   $          (19)   $         (203)   $           93
    Net realized gain (loss)                                      (63)               (9)           (1,144)              (25)
    Net unrealized gain (loss)                                 (3,449)           (1,651)           (7,255)           (5,377)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                               (3,610)           (1,679)           (8,602)           (5,309)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                      20,333                 -            29,568            39,963
    Withdrawals                                                     -                 -            (1,330)                -
    Contract benefits                                               -                 -                 -                 -
    Contract charges                                                -                 -                 -                 -
    Transfers between sub-accounts (including
      Separate Account GPA), net                                  441                 -            (4,855)                -
    Other transfers from (to) the General Account                   -                 -                 -                 -
    Net increase (decrease) in investment by Sponsor                -             4,000                 -             4,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                    20,774             4,000            23,383            43,963
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                      17,164             2,321            14,781            38,654

NET ASSETS:
  Beginning of year                                             2,321                 -            38,654                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $       19,485    $        2,321    $       53,435    $       38,654
                                                       ==============    ==============    ==============    ==============

                                                                                                        JANUS
                                                                    JANUS                               ASPEN
                                                                 ASPEN GROWTH                     GROWTH AND INCOME
                                                                SERVICE SHARES                      SERVICE SHARES
                                                                  YEAR ENDED                          YEAR ENDED
                                                                 DECEMBER 31,                        DECEMBER 31,
                                                       --------------------------------    --------------------------------
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (890,358)   $     (832,238)   $     (405,164)   $     (275,221)
    Net realized gain (loss)                              (12,591,092)          (74,206)       (6,161,063)         (660,298)
    Net unrealized gain (loss)                             (7,376,140)      (15,656,961)       (5,237,871)       (7,076,177)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                          (20,857,590)      (16,563,405)      (11,804,098)       (8,011,696)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   2,638,530         5,073,640         1,162,105         3,778,843
    Withdrawals                                            (4,721,724)       (2,292,495)       (3,990,084)       (2,332,826)
    Contract benefits                                        (223,256)         (350,705)         (188,090)         (304,799)
    Contract charges                                          (23,753)          (14,480)          (16,617)          (12,258)
    Transfers between sub-accounts (including
      Separate Account GPA), net                           (6,978,459)       42,395,669        (6,271,004)       21,292,013
    Other transfers from (to) the General Account             536,284         2,322,827          (748,190)        1,286,557
    Net increase (decrease) in investment by Sponsor           (6,008)            6,000            (3,496)            6,000
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                (8,778,386)       47,140,456       (10,055,376)       23,713,530
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                 (29,635,976)       30,577,051       (21,859,474)       15,701,834

NET ASSETS:
  Beginning of year                                        69,869,913        39,292,862        51,913,010        36,211,176
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   40,233,937    $   69,869,913    $   30,053,536    $   51,913,010
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                    JANUS                       MFS
                                                             ASPEN INTERNATIONAL           MID CAP GROWTH       MFS NEW
                                                                    GROWTH                    SERVICE          DISCOVERY
                                                                SERVICE SHARES                 CLASS         SERVICE CLASS
                                                         YEAR ENDED     PERIOD 1/12/01*   PERIOD 5/1/02*     PERIOD 5/1/02*
                                                          12/31/02        TO 12/31/01      TO 12/31/02        TO 12/31/02
                                                       --------------   ---------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $           37   $            (1)   $      (12,603)   $      (20,402)
    Net realized gain (loss)                                   (1,811)               (6)          (10,742)          (15,510)
    Net unrealized gain (loss)                                (11,673)             (973)         (157,148)         (309,474)
                                                       --------------   ---------------   --------------    --------------
    Net increase (decrease) in net assets from
      operations                                              (13,447)             (980)         (180,493)         (345,386)
                                                       --------------   ---------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                      34,822                 -           167,120            55,942
    Withdrawals                                                (6,871)                -          (111,143)         (267,588)
    Contract benefits                                               -                 -                 -                 -
    Contract charges                                                -                 -              (260)             (168)
    Transfers between sub-accounts (including
      Separate Account GPA), net                               26,407                 -         2,413,664         3,640,187
    Other transfers from (to) the General Account                   -                 -           120,164           116,963
    Net increase (decrease) in investment by Sponsor                -             4,000             6,536             6,417
                                                       --------------   ---------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                    54,358             4,000         2,596,081         3,551,753
                                                       --------------   ---------------    --------------    --------------
    Net increase (decrease) in net assets                      40,911             3,020         2,415,588         3,206,367

NET ASSETS:
  Beginning of year                                             3,020                 -                 -                 -
                                                       --------------   ---------------    --------------    --------------
  End of year                                          $       43,931    $        3,020    $    2,415,588    $    3,206,367
                                                       ==============   ===============    ==============    ==============

                                                                                                               OPPENHEIMER
                                                                              MFS            OPPENHEIMER         GLOBAL
                                                         MFS TOTAL         UTILITIES          CAPITAL          SECURITIES
                                                           RETURN           SERVICE         APPRECIATION        SERVICE
                                                       SERVICE CLASS         CLASS         SERVICE SHARES        SHARES
                                                       PERIOD 5/1/02*    PERIOD 5/1/02*    PERIOD 5/1/02*    PERIOD 5/1/02*
                                                        TO 12/31/02        TO 12/31/02      TO 12/31/02       TO 12/31/02
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (47,038)   $         (637)   $      (25,683)   $      (33,752)
    Net realized gain (loss)                                  (11,669)           (2,058)          (16,838)          (21,216)
    Net unrealized gain (loss)                                (13,553)            1,549          (177,544)         (534,568)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      operations                                              (72,260)           (1,146)         (220,065)         (589,536)
                                                       --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     486,161            20,666           184,645           175,106
    Withdrawals                                            (1,004,824)          (27,878)         (339,868)         (416,178)
    Contract benefits                                          (9,502)           (5,172)          (20,042)          (15,362)
    Contract charges                                             (646)              (21)             (438)             (489)
    Transfers between sub-accounts (including
      Separate Account GPA), net                            8,731,382            85,946         5,207,144         6,853,767
    Other transfers from (to) the General Account             968,862            21,097           179,880            90,323
    Net increase (decrease) in investment by Sponsor            6,158             8,000             6,379             6,344
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
      contract transactions                                 9,177,591           102,638         5,217,700         6,693,511
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                   9,105,331           101,492         4,997,635         6,103,975

NET ASSETS:
  Beginning of year                                                 -                 -                 -                 -
                                                       --------------    --------------    --------------    --------------
  End of year                                          $    9,105,331    $      101,492    $    4,997,635    $    6,103,975
                                                       ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                            OPPENHEIMER
                                          OPPENHEIMER        MAIN STREET      OPPENHEIMER                 PIONEER
                                             HIGH             GROWTH &          MULTIPLE              EMERGING MARKETS
                                            INCOME             INCOME          STRATEGIES                VCT CLASS II
                                            SERVICE           SERVICE           SERVICE                   YEAR ENDED
                                            SHARES             SHARES            SHARES                  DECEMBER 31,
                                         PERIOD 5/1/02*    PERIOD 5/1/02*    PERIOD 5/1/02*    --------------------------------
                                          TO 12/31/02       TO 12/31/02       TO 12/31/02           2002              2001
                                         --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)         $      (48,406)   $      (17,821)   $       (6,319)   $      (67,532)   $      (86,617)
    Net realized gain (loss)                     (2,512)          (24,593)          (13,640)         (188,736)         (399,844)
    Net unrealized gain (loss)                  162,214          (242,214)           14,842           (63,422)         (135,617)
                                         --------------    --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                    111,296          (284,628)           (5,117)         (319,690)         (622,078)
                                         --------------    --------------    --------------    --------------    --------------

FROM CAPITAL TRANSACTIONS:
    Net purchase payments                       268,443            50,770           188,681           345,886           458,801
    Withdrawals                                (633,884)         (200,114)         (128,275)         (747,379)         (197,342)
    Contract benefits                           (11,068)              (28)                -           (19,984)          (10,179)
    Contract charges                               (809)             (181)              (87)           (2,613)           (1,377)
    Transfers between sub-accounts
      (including Separate Account GPA),
      net                                     8,796,979         3,253,585         1,168,432         1,706,846         1,479,377
    Other transfers from (to) the
      General Account                           332,784            73,711            80,912            52,569           149,578
    Net increase (decrease) in
      investment by Sponsor                       6,160             6,295             6,204            (2,233)            6,000
                                         --------------    --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets from contract transactions       8,758,605         3,184,038         1,315,867         1,333,092         1,884,858
                                         --------------    --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets                                  8,869,901         2,899,410         1,310,750         1,013,402         1,262,780

NET ASSETS:
  Beginning of year                                   -                 -                 -         6,059,869         4,797,089
                                         --------------    --------------    --------------    --------------    --------------
  End of year                            $    8,869,901    $    2,899,410    $    1,310,750    $    7,073,271    $    6,059,869
                                         ==============    ==============    ==============    ==============    ==============

                                                                                         PIONEER
                                                                                       REAL ESTATE
                                                                                          SHARES
                                                                                      VCT CLASS II(a)
                                                     PIONEER                             YEAR ENDED
                                                FUND VCT CLASS II                       DECEMBER 31,
                                           YEAR ENDED      PERIOD 1/12/01*    --------------------------------
                                            12/31/02         TO 12/31/01           2002              2001
                                         --------------    ---------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)         $          197    $             2    $      347,156    $      160,964
    Net realized gain (loss)                     (5,276)               176          (105,971)           24,647
    Net unrealized gain (loss)                  (11,581)              (221)         (644,125)          177,974
                                         --------------    ---------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                    (16,660)               (43)         (402,940)          363,585
                                         --------------    ---------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                        86,263              7,753           710,182           372,756
    Withdrawals                                       -                  -        (1,670,022)         (170,515)
    Contract benefits                                 -                  -          (197,703)             (245)
    Contract charges                                (24)                 -            (3,871)           (1,301)
    Transfers between sub-accounts
      (including Separate Account GPA),
      net                                           400                 16         7,632,842         4,136,274
    Other transfers from (to) the
      General Account                           (17,922)                 -          (251,022)          375,174
    Net increase (decrease) in
      investment by Sponsor                           -              4,000            (4,506)            6,000
                                         --------------    ---------------    --------------    --------------
    Net increase (decrease) in net
      assets from contract transactions          68,717             11,769         6,215,900         4,718,143
                                         --------------    ---------------    --------------    --------------
    Net increase (decrease) in net
      assets                                     52,057             11,726         5,812,960         5,081,728

NET ASSETS:
  Beginning of year                              11,726                  -         6,597,134         1,515,406
                                         --------------    ---------------    --------------    --------------
  End of year                            $       63,783    $        11,726    $   12,410,094    $    6,597,134
                                         ==============    ===============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                          SCUDDER
                                                                                     TECHNOLOGY GROWTH
                                                     SCUDDER                         SERIES II CLASS A
                                              GOVERNMENT SECURITIES                      YEAR ENDED
                                                SERIES II CLASS A                       DECEMBER 31,
                                           YEAR ENDED      PERIOD 1/12/01*    --------------------------------
                                            12/31/02         TO 12/31/01           2002              2001
                                         --------------    ---------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)         $        6,815    $         3,564    $     (288,292)   $     (401,137)
    Net realized gain (loss)                        206                (74)       (8,378,744)       (2,777,093)
    Net unrealized gain (loss)                   23,179              1,142        (1,985,508)       (9,993,460)
                                         --------------    ---------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                     30,200              4,632       (10,652,544)      (13,171,690)
                                         --------------    ---------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                       509,363            115,415           789,620         2,176,719
    Withdrawals                                  (4,434)                 -        (1,934,657)       (1,304,795)
    Contract benefits                                 -                  -           (58,294)         (172,582)
    Contract charges                               (207)                 -           (11,400)           (9,514)
    Transfers between sub-accounts
      (including Separate Account GPA),
      net                                       123,188              1,065        (3,005,323)       11,702,469
    Other transfers from (to) the
     General Account                                  -                  -          (538,380)        1,857,607
    Net increase (decrease) in
      investment by Sponsor                           -              1,963                 -             6,000
                                         --------------    ---------------    --------------    --------------
    Net increase (decrease) in net
      assets from contract transactions         627,910            118,443        (4,758,434)       14,255,904
                                         --------------    ---------------    --------------    --------------
    Net increase (decrease) in net
      assets                                    658,110            123,075       (15,410,978)        1,084,214

NET ASSETS:
 Beginning of year                              123,075                  -        29,844,328        28,760,114
                                         --------------    ---------------    --------------    --------------
 End of year                             $      781,185    $       123,075    $   14,433,350    $   29,844,328
                                         ==============    ===============    ==============    ==============

                                                     SVS DREMAN
                                                 FINANCIAL SERVICES                     T. ROWE PRICE
                                                 SERIES II CLASS A                   INTERNATIONAL STOCK
                                                     YEAR ENDED                           YEAR ENDED
                                                    DECEMBER 31,                         DECEMBER 31,
                                         ---------------------------------    --------------------------------
                                              2002               2001              2002              2001
                                         --------------    ---------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)         $      (84,594)   $      (41,763)   $     (794,513)   $      966,343
    Net realized gain (loss)                   (360,992)           15,305       (15,212,358)         (367,463)
    Net unrealized gain (loss)               (1,063,774)         (794,557)       (9,523,381)      (33,540,754)
                                         --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                 (1,509,360)         (821,015)      (25,530,252)      (32,941,874)
                                         --------------    --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                       478,038           749,214         3,212,379         4,981,412
    Withdrawals                              (1,629,202)         (447,882)       (9,580,506)       (7,216,713)
    Contract benefits                          (112,834)          (53,467)         (560,116)         (800,425)
    Contract charges                             (5,158)           (3,510)          (44,551)          (35,866)
    Transfers between sub-accounts
      (including Separate Account GPA),
      net                                    (1,692,773)        5,157,804       (22,915,020)       51,155,365
    Other transfers from (to) the
      General Account                          (447,423)          200,254        (1,043,368)        1,696,025
    Net increase (decrease) in
      investment by Sponsor                           -             6,000            (4,343)            4,000
                                         --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets from contract transactions      (3,409,352)        5,608,413       (30,935,525)       49,783,798
                                         --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets                                 (4,918,712)        4,787,398       (56,465,777)       16,841,924

NET ASSETS:
  Beginning of year                          14,668,249         9,880,851       132,052,505       115,210,581
                                         --------------    --------------    --------------    --------------
  End of year                            $    9,749,537    $   14,668,249    $   75,586,728    $  132,052,505
                                         ==============    ==============    ==============    ==============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Allmerica Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Allmerica Immediate Advantage, Allmerica Premier Choice, and Allmerica Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, II, and III variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 1, 1990 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

     On September 27, 2002, AFC announced plans to consider strategic alternatives with regard to its Allmerica Financial Services business unit, which includes the company's life insurance and annuity operations. This action was prompted by the continued sharp decline and volatility in the equity markets, as well as rating agency actions. Subsequently, AFC effectively ceased new sales of proprietary variable annuities and life insurance products.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account currently offers seventy-three Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

       FUND GROUPS
       Allmerica Investment Trust (Service Shares) ("AIT")
       AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
       AIM Variable Insurance Funds (Series II Shares) ("AIM V.I.Series II") Alliance Variable Products Series Fund, Inc. (Class B) ("Alliance Class
        B")
       Delaware VIP Trust (Service Class)
       Delaware VIP Trust
       Deutsche Asset Management VIT Funds ("Deutsche VIT")
       Eaton Vance Variable Trust ("Eaton Vance VT")
       Fidelity Variable Insurance Products Fund ("Fidelity VIP")
       Fidelity Variable Insurance Products Fund II ("Fidelity VIP II")
       Fidelity Variable Insurance Products Fund II (Service Class 2) ("Fidelity
        VIP II Service Class 2")
       Fidelity Variable Insurance Products Fund III (Service Class 2)
        ("Fidelity VIP III Service Class 2")
       Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP") INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")
       Janus Aspen Series (Service Shares)
       MFS Variable Insurance Trust (Service Class)
       Oppenheimer Variable Account Funds (Service Shares)
       Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II") Scudder Variable Series II (Class A) ("Scudder Series II Class A"or "SVS
        Series II Class A")
       T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. The Sub-Accounts in the AIT Fund Group are managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of AFLIAC.

     On May 1, 2002, AIM V.I. Value Fund was renamed AIM V.I. Premier Equity Fund, DGPF International Equity Series was renamed Delaware VIP International Value Equity Series, INVESCO VIF Equity Income Fund was renamed INVESCO VIF Core Equity Income Fund and Pioneer Real Estate Growth Shares VCT Portfolio Class II was renamed Pioneer Real Estate Shares VCT Portfolio Class II. Also, all Delaware DGPF Funds were renamed Delaware VIP Funds.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

     Explanations of certain financial statement line items appear below.

     STATEMENTS OF ASSETS AND LIABILITIES - Receivable from and Payable to Allmerica Financial Life and Annuity Company (Sponsor) represent adjustments for contract guarantees.

     STATEMENTS OF CHANGES IN NET ASSETS - Owners may allocate their Contract Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Contract benefits are payments made to Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net are amounts that Owners have directed to be moved among variable Sub-Accounts, including Guarantee Period Accounts. Guarantee Period Accounts, which are included in Separate Account GPA, are an investment option offering fixed rates of interest for specified periods. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

NOTE 3- EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

                                               ALLMERICA       DIRECTED     ALLMERICA   ALLMERICA   ALLMERICA PREMIER    ALLMERICA
                                              ADVANTAGE &      ADVISORY     IMMEDIATE    PREMIER      CHOICE WITH           VALUE
                                           EXECANNUITY PLUS    SOLUTIONS    ADVANTAGE    CHOICE      OPTIONAL RIDER      GENERATION
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)         1.25%           0.50%        1.25%       1.30%          1.30%              0.65%
Administrative Expense (Annual Rate)             0.20%           0.15%        0.20%       0.20%          0.20%              0.15%
Optional Rider Fees (Annual Rate)                                                                        0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)             0.15%-0.25%     0.15%-0.25%      N/A         N/A            N/A               0.25%
Annual Contract Fee (Maximum)                    $ 30            $ 35          $ 0        $ 35           $ 35               $ 35

     During the year ended December 31, 2002, management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. On March 27, 2002, shareholders of the AIT funds approved a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio pays a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of VeraVest Investments, Inc. and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                                       ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                                YEAR ENDED DECEMBER 31,
                                                                      2002                                  2001
                                                       ----------------------------------    ----------------------------------
                                                            UNITS              AMOUNT             UNITS             AMOUNT
                                                       ---------------    ---------------    ---------------    ---------------
AIT Core Equity Service Shares
  Issuance of Units                                         18,201,079    $    39,149,837         24,190,614    $    68,162,311
  Redemption of Units                                      (52,068,497)      (109,871,430)       (44,436,814)      (122,553,289)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (33,867,418)   $   (70,721,593)       (20,246,200)   $   (54,390,978)
                                                       ===============    ===============    ===============    ===============

AIT Equity Index Service Shares
  Issuance of Units                                         20,232,640    $    52,540,250         27,336,016    $    84,666,465
  Redemption of Units                                      (49,610,001)      (123,817,164)       (36,637,802)      (112,920,697)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (29,377,361)   $   (71,276,914)        (9,301,786)   $   (28,254,232)
                                                       ===============    ===============    ===============    ===============

AIT Government Bond Service Shares
  Issuance of Units                                         85,355,790    $   147,708,235         41,902,067    $    66,869,582
  Redemption of Units                                      (49,427,418)       (84,403,186)       (24,980,906)       (39,449,198)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 35,928,372    $    63,305,049         16,921,161    $    27,420,384
                                                       ===============    ===============    ===============    ===============

AIT Money Market Service Shares
  Issuance of Units                                        562,077,785    $   793,256,591        660,815,205    $   919,404,279
  Redemption of Units                                     (545,218,617)      (769,401,491)      (630,022,561)      (876,393,828)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 16,859,168    $    23,855,100         30,792,644    $    43,010,451
                                                       ===============    ===============    ===============    ===============

AIT Select Aggressive Growth Service Shares
  Issuance of Units                                         19,859,719    $    31,039,311         26,476,575    $    56,753,676
  Redemption of Units                                      (43,250,922)       (67,958,092)       (44,873,792)       (95,094,608)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (23,391,203)   $   (36,918,781)       (18,397,217)   $   (38,340,932)
                                                       ===============    ===============    ===============    ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units                                         17,735,396    $    36,363,128         24,307,921    $    54,498,860
  Redemption of Units                                      (30,832,131)       (60,089,376)       (29,521,092)       (66,363,049)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (13,096,735)   $   (23,726,248)        (5,213,171)   $   (11,864,189)
                                                       ===============    ===============    ===============    ===============

AIT Select Emerging Markets Service Shares
  Issuance of Units                                         19,499,777    $    12,236,598         13,263,625    $     8,587,856
  Redemption of Units                                       (9,904,475)        (6,043,087)        (4,323,757)        (2,834,150)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  9,595,302    $     6,193,511          8,939,868    $     5,753,706
                                                       ===============    ===============    ===============    ===============

AIT Select Growth and Income Service Shares
  Issuance of Units                                          9,091,536    $    16,553,079         18,713,306    $    39,824,662
  Redemption of Units                                      (44,240,073)       (74,068,284)       (41,721,372)       (88,494,505)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (35,148,537)   $   (57,515,205)       (23,008,066)   $   (48,669,843)
                                                       ===============    ===============    ===============    ===============

AIT Select Growth Service Shares
  Issuance of Units                                         17,859,480    $    31,133,998         29,017,803    $    65,604,221
  Redemption of Units                                      (50,764,658)       (82,880,503)       (42,875,295)       (96,871,213)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (32,905,178)   $   (51,746,505)       (13,857,492)   $   (31,266,992)
                                                       ===============    ===============    ===============    ===============

AIT Select International Equity Service Shares
  Issuance of Units                                         58,112,934    $    71,868,546         47,351,446    $    75,503,839
  Redemption of Units                                      (64,241,398)       (80,116,053)       (46,506,562)       (72,927,868)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (6,128,464)   $    (8,247,507)           844,884    $     2,575,971
                                                       ===============    ===============    ===============    ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units                                         49,590,295    $    92,523,111         50,160,064    $    88,749,692
  Redemption of Units                                      (54,923,298)      (103,047,814)       (33,662,753)       (59,222,728)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (5,333,003)   $   (10,524,703)        16,497,311    $    29,526,964
                                                       ===============    ===============    ===============    ===============

AIT Select Strategic Growth Service Shares
  Issuance of Units                                          8,196,537    $     2,704,373          7,203,671    $     3,793,638
  Redemption of Units                                       (7,573,927)        (2,324,882)        (2,060,391)        (1,211,788)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    622,610    $       379,491          5,143,280    $     2,581,850
                                                       ===============    ===============    ===============    ===============

AIT Select Strategic Income Service Shares
  Issuance of Units                                         46,086,481    $    48,333,115         18,867,137    $    19,450,637
  Redemption of Units                                      (21,214,350)       (21,994,663)        (2,540,631)        (2,585,568)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 24,872,131    $    26,338,452         16,326,506    $    16,865,069
                                                       ===============    ===============    ===============    ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units                                         30,667,545    $    73,688,479         21,483,991    $    53,604,643
  Redemption of Units                                      (32,247,455)       (75,948,892)       (30,629,376)       (75,900,045)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (1,579,910)   $    (2,260,413)        (9,145,385)   $   (22,295,402)
                                                       ===============    ===============    ===============    ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units                                         35,621,295    $    20,752,274         58,067,542    $    41,827,944
  Redemption of Units                                      (44,218,651)       (23,840,553)       (18,474,682)       (12,402,835)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (8,597,356)   $    (3,088,279)        39,592,860    $    29,425,109
                                                       ===============    ===============    ===============    ===============

AIM V.I. Blue Chip Series I
  Issuance of Units                                          4,883,051    $     3,542,160          3,142,632    $     2,723,077
  Redemption of Units                                       (1,613,124)        (1,074,974)          (359,815)          (314,749)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  3,269,927    $     2,467,186          2,782,817    $     2,408,328
                                                       ===============    ===============    ===============    ===============

AIM V.I. Premier Equity Series I(a)
  Issuance of Units                                         21,198,178    $    13,321,583         42,228,989    $    33,957,065
  Redemption of Units                                      (31,069,845)       (18,177,973)       (23,265,947)       (17,560,325)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (9,871,667)   $    (4,856,390)        18,963,042    $    16,396,740
                                                       ===============    ===============    ===============    ===============

AIM V.I. Basic Value Series II
  Issuance of Units                                         65,726,106    $    52,287,114                  -    $             -
  Redemption of Units                                       (8,442,541)        (5,981,179)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 57,283,565    $    46,305,935                  -    $             -
                                                       ===============    ===============    ===============    ===============

AIM V.I. Capital Development Series II
  Issuance of Units                                          4,532,851    $     3,760,357                  -    $             -
  Redemption of Units                                         (701,636)          (496,745)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  3,831,215    $     3,263,612                  -    $             -
                                                       ===============    ===============    ===============    ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units                                         10,415,648    $     8,660,750                  -    $             -
  Redemption of Units                                       (2,323,498)        (1,733,213)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  8,092,150    $     6,927,537                  -    $             -
                                                       ===============    ===============    ===============    ===============

AllianceBernstein Value Class B
  Issuance of Units                                          7,145,317    $     6,135,804                  -    $             -
  Redemption of Units                                       (1,185,648)          (916,654)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  5,959,669    $     5,219,150                  -    $             -
                                                       ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units                                         76,197,296    $    70,162,075        101,592,746    $   107,265,957
  Redemption of Units                                      (72,290,629)       (60,472,250)       (19,954,534)       (20,872,532)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  3,906,667    $     9,689,825         81,638,212    $    86,393,425
                                                       ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units                                         97,098,163    $    49,058,384         74,916,919    $    52,239,454
  Redemption of Units                                      (61,395,878)       (30,119,233)       (27,129,476)       (17,472,643)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 35,702,285    $    18,939,151         47,787,443    $    34,766,811
                                                       ===============    ===============    ===============    ===============

Delaware VIP Growth Opportunities Service Class(a)
  Issuance of Units                                         10,032,009    $     6,327,155         19,128,302    $    14,306,589
  Redemption of Units                                      (17,771,455)       (10,372,351)       (13,365,386)        (9,545,934)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (7,739,446)   $    (4,045,196)         5,762,916    $     4,760,655
                                                       ===============    ===============    ===============    ===============

Delaware VIP International Value Equity(a)
  Issuance of Units                                         11,275,266    $    18,116,484         12,150,470    $    21,323,600
  Redemption of Units                                      (20,707,635)       (33,206,616)       (23,936,766)       (42,938,283)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (9,432,369)   $   (15,090,132)       (11,786,296)   $   (21,614,683)
                                                       ===============    ===============    ===============    ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units                                          6,083,337    $     6,056,912          6,072,228    $     5,863,428
  Redemption of Units                                       (4,509,178)        (4,484,259)        (1,040,771)          (814,193)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,574,159    $     1,572,653          5,031,457    $     5,049,235
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Equity-Income
  Issuance of Units                                         30,109,778    $    88,042,255         36,183,446    $   119,848,742
  Redemption of Units                                      (56,048,567)      (157,920,678)       (40,992,127)      (135,287,331)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (25,938,789)   $   (69,878,423)        (4,808,681)   $   (15,438,589)
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Growth
  Issuance of Units                                         21,483,697    $    59,114,023         20,765,594    $    77,005,047
  Redemption of Units                                      (48,077,662)      (129,649,752)       (40,499,718)      (147,703,844)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (26,593,965)   $   (70,535,729)       (19,734,124)   $   (70,698,797)
                                                       ===============    ===============    ===============    ===============

Fidelity VIP High Income
  Issuance of Units                                         11,711,173    $    17,137,099         20,510,377    $    33,817,281
  Redemption of Units                                      (33,394,541)       (49,108,232)       (34,819,743)       (58,577,577)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (21,683,368)   $   (31,971,133)       (14,309,366)   $   (24,760,296)
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Overseas
  Issuance of Units                                          6,884,109    $     9,778,065         12,912,401    $    22,722,631
  Redemption of Units                                      (22,723,641)       (32,198,542)       (22,327,154)       (38,777,512)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (15,839,532)   $   (22,420,477)        (9,414,753)   $   (16,054,881)
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                          8,367,117    $    13,138,517         11,706,479    $    20,236,166
  Redemption of Units                                      (24,438,247)       (37,269,397)       (25,140,281)       (42,776,722)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (16,071,130)   $   (24,130,880)       (13,433,802)   $   (22,540,556)
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                         26,024,970    $    23,218,175          6,383,235    $     5,887,744
  Redemption of Units                                       (8,909,446)        (7,579,262)          (356,006)          (289,426)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 17,115,524    $    15,638,913          6,027,229    $     5,598,318
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Growth Opportunties Service Class 2
  Issuance of Units                                          2,965,101    $     1,837,178          6,897,138    $     5,261,168
  Redemption of Units                                       (3,227,575)        (1,927,926)        (2,885,085)        (2,071,432)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   (262,474)   $       (90,748)         4,012,053    $     3,189,736
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                         10,613,443    $     9,406,774                  -    $             -
  Redemption of Units                                       (1,851,256)        (1,565,835)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  8,762,187    $     7,840,939                  -    $             -
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Value Strategies Service Class 2
  Issuance of Units                                          3,060,885    $     2,427,859                  -    $             -
  Redemption of Units                                         (393,293)          (288,650)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  2,667,592    $     2,139,209                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Growth and Income Securities
  Class 2(b)
  Issuance of Units                                          5,334,319    $     4,944,864          6,728,122    $     7,194,177
  Redemption of Units                                       (4,858,154)        (4,501,906)        (2,571,633)        (2,450,850)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    476,165    $       442,958          4,156,489    $     4,743,327
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units                                          1,640,403    $     1,396,133                  -    $             -
  Redemption of Units                                         (433,502)          (357,531)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,206,901    $     1,038,602                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                         47,861,354    $    26,469,149         40,839,355    $    32,289,075
  Redemption of Units                                      (38,036,111)       (20,507,723)       (20,544,672)       (16,717,939)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  9,825,243    $     5,961,426         20,294,683    $    15,571,136
                                                       ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                          5,591,522    $     4,921,426                  -    $             -
  Redemption of Units                                       (1,280,500)        (1,095,305)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  4,311,022    $     3,826,121                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units                                         22,151,932    $    18,646,796                  -    $             -
  Redemption of Units                                       (2,777,689)        (2,086,853)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 19,374,243    $    16,559,943                  -    $             -
                                                       ===============    ===============    ===============    ===============

INVESCO VIF Health Sciences

  Issuance of Units                                         10,357,801    $     8,328,272         21,935,357    $    21,961,863
  Redemption of Units                                      (17,184,681)       (13,180,582)        (9,353,533)        (9,869,368)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (6,826,880)   $    (4,852,310)        12,581,824    $    12,092,495
                                                       ===============    ===============    ===============    ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                         45,694,141    $    25,191,203         87,448,570    $    61,956,055
  Redemption of Units                                      (68,991,637)       (34,577,675)       (23,373,141)       (15,060,367)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (23,297,496)   $    (9,386,472)        64,075,429    $    46,895,688
                                                       ===============    ===============    ===============    ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                         24,315,559    $    16,382,386         48,504,156    $    39,395,639
  Redemption of Units                                      (41,590,710)       (26,735,486)       (21,097,444)       (15,743,242)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (17,275,151)   $   (10,353,100)        27,406,712    $    23,652,397
                                                       ===============    ===============    ===============    ===============

MFS Mid Cap Growth Service Class
  Issuance of Units                                          3,658,755    $     2,809,654                  -    $             -
  Redemption of Units                                         (317,482)          (259,451)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  3,341,273    $     2,550,203                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS New Discovery Service Class
  Issuance of Units                                          4,865,796    $     3,977,893                  -    $             -
  Redemption of Units                                         (655,334)          (491,101)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  4,210,462    $     3,486,792                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS Total Return Service Class
  Issuance of Units                                         11,932,947    $    10,953,059                  -    $             -
  Redemption of Units                                       (2,377,518)        (2,116,843)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  9,555,429    $     8,836,216                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS Utilities Service Class
  Issuance of Units                                            147,912    $       126,396                  -    $             -
  Redemption of Units                                          (36,799)           (33,915)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    111,113    $        92,481                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units                                          7,438,804    $     5,983,473                  -    $             -
  Redemption of Units                                       (1,148,831)          (828,983)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  6,289,973    $     5,154,490                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units                                          9,008,124    $     7,520,881                  -    $             -
  Redemption of Units                                       (1,300,067)        (1,009,248)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  7,708,057    $     6,511,633                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer High Income Service Shares
  Issuance of Units                                         11,155,948    $    10,334,295                  -    $             -
  Redemption of Units                                       (2,229,381)        (1,990,448)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  8,926,567    $     8,343,847                  -    $             -
                                                       ===============    ===============    ===============    ===============
Oppenheimer Main Street Growth & Income Service
  Shares
  Issuance of Units                                          4,342,759    $     3,745,304                  -    $             -
  Redemption of Units                                         (830,701)          (638,365)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  3,512,058    $     3,106,939                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Multiple Strategies Service Shares
  Issuance of Units                                          1,830,913    $     1,628,101                  -    $             -
  Redemption of Units                                         (378,657)          (321,171)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,452,256    $     1,306,930                  -    $             -
                                                       ===============    ===============    ===============    ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          8,392,700    $     5,824,052          7,112,302    $     5,251,367
  Redemption of Units                                       (7,030,470)        (4,773,103)        (4,695,610)        (3,373,446)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,362,230    $     1,050,949          2,416,692    $     1,877,921
                                                       ===============    ===============    ===============    ===============

Pioneer Real Estate Shares VCT Class II(a)
  Issuance of Units                                         13,519,809    $    14,922,191          6,854,811    $     6,978,111
  Redemption of Units                                       (8,527,727)        (9,111,482)        (2,197,681)        (2,280,707)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  4,992,082    $     5,810,709          4,657,130    $     4,697,404
                                                       ===============    ===============    ===============    ===============

Scudder Technology Growth Series II Class A
  Issuance of Units                                         16,380,770    $     6,056,737         48,369,023    $    27,513,034
  Redemption of Units                                      (31,270,802)       (10,877,379)       (26,393,130)       (13,314,834)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (14,890,032)   $    (4,820,642)        21,975,893    $    14,198,200
                                                       ===============    ===============    ===============    ===============

SVS Dreman Financial Services Series II Class A
  Issuance of Units                                          4,199,594    $     4,695,477          9,603,835    $    10,978,964
  Redemption of Units                                       (7,771,002)        (8,319,947)        (4,879,875)        (5,386,151)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (3,571,408)   $    (3,624,470)         4,723,960    $     5,592,813
                                                       ===============    ===============    ===============    ===============

T Rowe Price International Stock
  Issuance of Units                                         33,272,993    $    34,290,977         76,241,828    $    96,113,203
  Redemption of Units                                      (67,553,804)       (66,126,293)       (38,106,057)       (46,652,848)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                (34,280,811)   $   (31,835,316)        38,135,771    $    49,460,355
                                                       ===============    ===============    ===============    ===============

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

                                                                            ALLMERICA IMMEDIATE ADVANTAGE
                                                                                YEAR ENDED DECEMBER 31,
                                                                      2002                                  2001
                                                       ----------------------------------    ----------------------------------
                                                            UNITS              AMOUNT             UNITS             AMOUNT
                                                       ---------------    ---------------    ---------------    ---------------
AIT Core Equity Service Shares
  Issuance of Units                                            192,446    $       122,620            577,369    $       475,846
  Redemption of Units                                         (320,482)          (207,581)          (170,228)          (142,918)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   (128,036)   $       (84,961)           407,141    $       332,928
                                                       ===============    ===============    ===============    ===============

AIT Equity Index Service Shares
  Issuance of Units                                            723,593    $       535,424          1,021,259    $       832,082
  Redemption of Units                                         (622,117)          (432,493)          (207,108)          (168,744)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    101,476    $       102,931            814,151    $       663,338
                                                       ===============    ===============    ===============    ===============

AIT Government Bond Service Shares
  Issuance of Units                                            281,640    $       334,766            173,300    $       198,210
  Redemption of Units                                          (99,762)          (115,256)           (43,970)           (50,290)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    181,878    $       219,510            129,330    $       147,920
                                                       ===============    ===============    ===============    ===============

AIT Money Market Service Shares
  Issuance of Units                                          1,361,234    $     1,462,850            410,000    $       442,033
  Redemption of Units                                         (793,906)          (852,802)          (208,235)          (224,504)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    567,328    $       610,048            201,765    $       217,529
                                                       ===============    ===============    ===============    ===============

AIT Select Aggressive Growth Service Shares
  Issuance of Units                                            191,715    $        86,479            255,273    $       148,144
  Redemption of Units                                         (152,665)           (72,894)          (151,452)           (87,893)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     39,050    $        13,585            103,821    $        60,251
                                                       ===============    ===============    ===============    ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units                                            162,461    $       157,454            190,504    $       195,471
  Redemption of Units                                         (176,250)          (157,666)           (77,525)           (79,546)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    (13,789)   $          (212)           112,979    $       115,925
                                                       ===============    ===============    ===============    ===============

AIT Select Emerging Markets Service Shares
  Issuance of Units                                            124,962    $        71,570             33,024    $        19,767
  Redemption of Units                                          (25,338)           (14,042)            (5,283)            (3,162)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     99,624    $        57,528             27,741    $        16,605
                                                       ===============    ===============    ===============    ===============

AIT Select Growth and Income Service Shares
  Issuance of Units                                            135,632    $        93,037            390,083    $       333,555
  Redemption of Units                                         (175,434)          (121,238)           (98,650)           (84,354)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    (39,802)   $       (28,201)           291,433    $       249,201
                                                       ===============    ===============    ===============    ===============

AIT Select Growth Service Shares
  Issuance of Units                                            289,429    $       153,737            409,414    $       292,371
  Redemption of Units                                         (249,823)          (128,374)          (182,197)          (130,111)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     39,606    $        25,363            227,217    $       162,260
                                                       ===============    ===============    ===============    ===============

AIT Select International Equity Service Shares
  Issuance of Units                                            394,118    $       260,261            439,294    $       341,141
  Redemption of Units                                         (309,379)          (199,529)           (72,552)           (56,342)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     84,739    $        60,732            366,742    $       284,799
                                                       ===============    ===============    ===============    ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units                                            410,128    $       489,461            429,689    $       493,684
  Redemption of Units                                         (229,565)          (278,557)          (128,712)          (147,882)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    180,563    $       210,904            300,977    $       345,802
                                                       ===============    ===============    ===============    ===============

AIT Select Strategic Growth Service Shares
  Issuance of Units                                             56,814    $        19,485             64,569    $        28,276
  Redemption of Units                                          (34,780)            (8,780)           (38,096)           (16,683)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     22,034    $        10,705             26,473    $        11,593
                                                       ===============    ===============    ===============    ===============

AIT Select Strategic Income Service Shares
  Issuance of Units                                            379,330    $       405,578             24,710    $        25,601
  Redemption of Units                                         (100,878)          (111,853)            (8,876)             9,196
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    278,452    $       293,725             33,586    $        34,797
                                                       ===============    ===============    ===============    ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units                                            312,052    $       444,980            414,792    $       609,340
  Redemption of Units                                         (155,487)          (216,566)           (50,642)           (74,395)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    156,565    $       228,414            364,150    $       534,945
                                                       ===============    ===============    ===============    ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units                                            113,000    $        94,759             71,982    $        67,102
  Redemption of Units                                          (43,248)           (30,571)            (1,570)            (1,463)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     69,752    $        64,188             70,412    $        65,639
                                                       ===============    ===============    ===============    ===============

AIM V.I. Blue Chip Series I
  Issuance of Units                                             82,104    $        67,609             18,773    $        16,325
  Redemption of Units                                          (17,959)           (13,442)               (50)               (46)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     64,145    $        54,167             18,723    $        16,279
                                                       ===============    ===============    ===============    ===============

AIM V.I. Premier Equity Series I(a)
  Issuance of Units                                            281,038    $       229,243            127,939    $       115,841
  Redemption of Units                                         (104,253)           (67,404)            (2,127)            (1,926)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    176,785    $       161,839            125,812    $       113,915
                                                       ===============    ===============    ===============    ===============

AIM V.I. Basic Value Series II
  Issuance of Units                                            215,907    $       181,790                  -    $             -
  Redemption of Units                                          (15,131)           (12,406)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    200,776    $       169,384                  -    $             -
                                                       ===============    ===============    ===============    ===============

AIM V.I. Capital Development Series II
  Issuance of Units                                              2,000    $         2,001                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,001                  -    $             -
                                                       ===============    ===============    ===============    ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units                                             62,915    $        52,011                  -    $             -
  Redemption of Units                                          (25,216)           (20,256)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     37,699    $        31,755                  -    $             -
                                                       ===============    ===============    ===============    ===============

AllianceBernstein Value Class B
  Issuance of Units                                              7,154    $         6,522                  -    $             -
  Redemption of Units                                           (5,154)            (4,189)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,333                  -    $             -
                                                       ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units                                            849,174    $       721,896            339,952    $       289,997
  Redemption of Units                                         (278,629)          (213,470)           (32,750)            (4,343)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    570,545    $       508,426            307,202    $       285,654
                                                       ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units                                            388,966    $       267,537            281,102    $       151,126
  Redemption of Units                                          (90,732)           (59,863)          (114,633)            (3,443)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    298,234    $       207,674            166,469    $       147,683
                                                       ===============    ===============    ===============    ===============

Alliance Technology Class B
  Issuance of Units                                              2,000    $         2,001                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,001                  -    $             -
                                                       ===============    ===============    ===============    ===============

Delaware VIP Growth Opportunities Service Class(a)
  Issuance of Units                                             44,443    $        40,421              8,529    $         7,500
  Redemption of Units                                           (9,094)            (7,001)               (64)               (63)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     35,349    $        33,420              8,465    $         7,437
                                                       ===============    ===============    ===============    ===============

Delaware VIP International Value Equity(a)
  Issuance of Units                                             49,388    $        45,904             66,227    $        66,344
  Redemption of Units                                          (33,817)           (31,344)           (12,479)           (12,501)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     15,571    $        14,560             53,748    $        53,843
                                                       ===============    ===============    ===============    ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units                                            160,343    $       159,898             64,734    $        64,910
  Redemption of Units                                          (26,718)           (26,600)            (2,323)            (2,329)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    133,625    $       133,298             62,411    $        62,581
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Equity-Income
  Issuance of Units                                            474,079    $       476,661            635,263    $       675,250
  Redemption of Units                                         (295,910)          (280,823)          (119,208)          (126,712)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    178,169    $       195,838            516,055    $       548,538
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Growth
  Issuance of Units                                            579,972    $       343,340            792,670    $       605,669
  Redemption of Units                                         (339,967)          (192,577)          (182,575)          (139,503)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    240,005    $       150,763            610,095    $       466,166
                                                       ===============    ===============    ===============    ===============

Fidelity VIP High Income
  Issuance of Units                                            423,339    $       284,396            266,018    $       188,237
  Redemption of Units                                         (263,528)          (173,755)           (44,331)           (31,369)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    159,811    $       110,641            221,687    $       156,868
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Overseas
  Issuance of Units                                            265,832    $       163,837            248,669    $       181,503
  Redemption of Units                                         (170,639)           (97,782)           (48,395)           (35,323)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     95,193    $        66,055            200,274    $       146,180
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                             81,521    $        62,702            196,108    $       181,338
  Redemption of Units                                         (154,174)          (118,167)           (43,069)           (39,825)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    (72,653)   $       (55,465)           153,039    $       141,513
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                            157,323    $       142,746             26,588    $        24,916
  Redemption of Units                                          (52,168)           (44,898)              (174)              (163)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    105,155    $        97,848             26,414    $        24,753
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Growth Opportunties Service Class 2
  Issuance of Units                                              4,566    $         3,840              2,000    $         2,000
  Redemption of Units                                             (408)              (303)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      4,158    $         3,537              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                             44,681    $        39,644                  -    $             -
  Redemption of Units                                          (18,696)           (15,901)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     25,985    $        23,743                  -    $             -
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Value Strategies Service Class 2
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Growth and Income Securities
  Class 2(b)
  Issuance of Units                                             85,044    $        69,135              5,833    $         5,000
  Redemption of Units                                          (54,876)           (41,042)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     30,168    $        28,093              5,833    $         5,000
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                            233,433    $       177,875            105,214    $        97,492
  Redemption of Units                                          (70,321)           (50,182)            (2,373)            (2,199)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    163,112    $       127,693            102,841    $        95,293
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units                                              2,000    $         2,130                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,130                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                              7,106    $         6,500                  -    $             -
  Redemption of Units                                           (5,106)            (4,292)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,208                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units                                            125,519    $       109,517                  -    $             -
  Redemption of Units                                          (25,697)           (20,753)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     99,822    $        88,764                  -    $             -
                                                       ===============    ===============    ===============    ===============

INVESCO VIF Health Sciences
  Issuance of Units                                            143,258    $       136,348             79,451    $        79,993
  Redemption of Units                                          (33,931)           (29,206)            (3,581)            (3,611)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    109,327    $       107,142             75,870    $        76,382
                                                       ===============    ===============    ===============    ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                            189,589    $       136,593            128,296    $       108,959
  Redemption of Units                                         (130,238)           (87,000)            (2,162)            (1,836)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     59,351    $        49,593            126,134    $       107,123
                                                       ===============    ===============    ===============    ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                            170,804    $       146,252             60,746    $        53,663
  Redemption of Units                                          (50,994)           (40,645)              (439)              (388)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    119,810    $       105,607             60,307    $        53,275
                                                       ===============    ===============    ===============    ===============

MFS Mid Cap Growth Service Class
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS New Discovery Service Class
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS Total Return Service Class
  Issuance of Units                                            157,924    $       149,097                  -    $             -
  Redemption of Units                                           (8,131)            (7,328)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    149,793    $       141,769                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS Utilities Service Class
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units                                             23,544    $        20,046                  -    $             -
  Redemption of Units                                           (8,206)            (6,592)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     15,338    $        13,454                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units                                             63,089    $        52,689                  -    $             -
  Redemption of Units                                          (23,864)           (18,575)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     39,225    $        34,114                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer High Income Service Shares
  Issuance of Units                                             59,183    $        55,298                  -    $             -
  Redemption of Units                                          (17,653)           (16,464)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     41,530    $        38,834                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Main Street Growth & Income Service
  Shares
  Issuance of Units                                             14,556    $        12,539                  -    $             -
  Redemption of Units                                           (8,827)            (7,404)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      5,729    $         5,135                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Multiple Strategies Service Shares
  Issuance of Units                                              6,513    $         5,923                  -    $             -
  Redemption of Units                                           (1,119)              (986)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      5,394    $         4,937                  -    $             -
                                                       ===============    ===============    ===============    ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                             36,466    $        35,065              2,000    $         2,000
  Redemption of Units                                          (11,691)           (10,975)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     24,775    $        24,090              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Pioneer Real Estate Shares VCT Class II(a)
  Issuance of Units                                            131,329    $       149,616             16,190    $        16,668
  Redemption of Units                                          (27,807)           (30,910)              (954)              (990)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    103,522    $       118,706             15,236    $        15,678
                                                       ===============    ===============    ===============    ===============

Scudder Technology Growth Series II Class A
  Issuance of Units                                             47,436    $        33,490             48,113    $        41,941
  Redemption of Units                                           (8,916)            (5,113)            (1,350)            (1,206)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     38,520    $        28,377             46,763    $        40,735
                                                       ===============    ===============    ===============    ===============

SVS Dreman Financial Services Series II Class A
  Issuance of Units                                             63,456    $        63,518              5,031    $         5,000
  Redemption of Units                                          (16,865)           (15,511)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     46,591    $        48,007              5,031    $         5,000
                                                       ===============    ===============    ===============    ===============

T Rowe Price International Stock
  Issuance of Units                                            330,823    $       202,719             171,945   $       117,463
  Redemption of Units                                         (145,140)           (84,228)           (14,001)            (9,565)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    185,683    $       118,491            157,944    $       107,898
                                                       ===============    ===============    ===============    ===============

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

                                                                             DIRECTED ADVISORY SOLUTIONS
                                                                               YEAR ENDED DECEMBER 31,
                                                                      2002                                  2001
                                                       ----------------------------------    ----------------------------------
                                                            UNITS              AMOUNT             UNITS             AMOUNT
                                                       ---------------    ---------------    ---------------    ---------------
AIT Money Market Service Shares
  Issuance of Units                                            341,217    $       353,441              2,000    $         2,000
  Redemption of Units                                         (291,393)          (302,027)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     49,824    $        51,414              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIM V.I. Blue Chip Series I
  Issuance of Units                                             65,377    $        45,636              2,000    $         2,000
  Redemption of Units                                          (40,315)           (22,433)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     25,062    $        23,203              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Alliance Growth Class B
  Issuance of Units                                             17,329    $        11,856              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     17,329    $        11,856              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Delaware VIP Select Growth Service Class(a)
  Issuance of Units                                              3,224    $         1,882             13,252    $         9,754
  Redemption of Units                                             (688)              (373)              (418)              (312)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,536    $         1,509             12,834    $         9,442
                                                       ===============    ===============    ===============    ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                            183,632    $       128,267             12,760    $        10,001
  Redemption of Units                                          (23,171)           (15,502)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    160,461    $       112,765             12,760    $        10,001
                                                       ===============    ===============    ===============    ===============

Deutsche VIT Equity 500 Index
  Issuance of Units                                            198,856    $       156,111              2,000    $         2,000
  Redemption of Units                                          (45,684)           (29,878)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    153,172    $       126,233              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                            225,637    $       221,078             10,688    $         9,753
  Redemption of Units                                           (2,000)            (1,958)              (582)              (576)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    223,637    $       219,120             10,106    $         9,177
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                            115,755    $       104,300              2,000    $         2,000
  Redemption of Units                                          (14,878)           (12,407)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    100,877    $        91,893              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Growth & Income Service Class 2
  Issuance of Units                                            227,165    $       198,713             15,467    $        13,744
  Redemption of Units                                          (45,476)           (33,245)               (38)               (35)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    181,689    $       165,468             15,429    $        13,709
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                            109,512    $       109,177              2,000    $         2,000
  Redemption of Units                                           (4,878)            (4,524)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    104,634    $       104,653              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                            284,955    $       292,175              2,000    $         2,000
  Redemption of Units                                          (31,493)           (28,321)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    253,462    $       263,854              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

FT VIP Templeton Developing Markets Securities
  Class 2
  Issuance of Units                                              5,683    $         5,081              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      5,683    $         5,081              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

INVESCO VIF Dynamics
  Issuance of Units                                             15,531    $         9,853             14,501    $         9,753
  Redemption of Units                                           (1,334)              (711)              (764)              (522)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     14,197    $         9,142             13,737    $         9,231
                                                       ===============    ===============    ===============    ===============

INVESCO VIF Core Equity(a)
  Issuance of Units                                             60,633    $        48,863             15,616    $        13,719
  Redemption of Units                                          (10,768)            (8,007)               (97)               (89)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     49,865    $        40,856             15,519    $        13,630
                                                       ===============    ===============    ===============    ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                             43,492    $        20,981              2,000    $         2,000
  Redemption of Units                                             (484)              (207)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     43,008    $        20,774              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Janus Aspen Capital Appreciation Service Shares
  Issuance of Units                                             41,825    $        29,588              2,000    $         2,000
  Redemption of Units                                           (7,254)            (4,875)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     34,571    $        24,713              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                             87,000    $        61,228              2,000    $         2,000
  Redemption of Units                                          (12,171)            (6,870)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     74,829    $        54,358              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Pioneer Fund VCT Class II
  Issuance of Units                                            103,122    $        86,997             11,301    $         9,801
  Redemption of Units                                          (26,457)           (18,280)               (36)               (32)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     76,665    $        68,717             11,265    $         9,769
                                                       ===============    ===============    ===============    ===============

Scudder Government Securities Series II Class A
  Issuance of Units                                            582,334    $       642,378             17,424    $        18,572
  Redemption of Units                                           (8,983)           (10,034)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    573,351    $       632,344             17,424    $        18,572
                                                       ===============    ===============    ===============    ===============

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

                                                                             ALLMERICA VALUE GENERATION
                                                                               YEAR ENDED DECEMBER 31,
                                                                      2002                                  2001
                                                       ----------------------------------    ----------------------------------
                                                            UNITS             AMOUNT              UNITS             AMOUNT
                                                       ---------------    ---------------    ---------------    ---------------
AIT Money Market Service Shares
  Issuance of Units                                                  -    $             -             41,637    $        41,963
  Redemption of Units                                           (1,623)            (1,685)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     (1,623)   $        (1,685)            41,637    $        41,963
                                                       ===============    ===============    ===============    ===============

AIM V.I. Blue Chip Series I
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Alliance Growth Class B
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Delaware VIP Select Growth Service Class(a)
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                                  -    $             -             69,483    $        61,945
  Redemption of Units                                           (2,764)            (1,936)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     (2,764)   $        (1,936)            69,483    $        61,945
                                                       ===============    ===============    ===============    ===============

Deutsche VIT Equity 500 Index
  Issuance of Units                                                  -    $             -            131,943    $       119,928
  Redemption of Units                                           (5,404)            (4,008)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     (5,404)   $        (4,008)           131,943    $       119,928
                                                       ===============    ===============    ===============    ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                                  -    $             -             44,016    $        41,963
  Redemption of Units                                           (1,720)            (1,606)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     (1,720)   $        (1,606)            44,016    $        41,963
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Growth & Income Service Class 2
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

FT VIP Templeton Developing Markets Securities
  Class 2
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

INVESCO VIF Dynamics
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

INVESCO VIF Core Equity(a)
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Janus Aspen Capital Appreciation Service Shares
  Issuance of Units                                                  -    $             -             47,874    $        41,963
  Redemption of Units                                           (1,879)            (1,330)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     (1,879)   $        (1,330)            47,874    $        41,963
                                                       ===============    ===============    ===============    ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Pioneer Fund VCT Class II
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Scudder Government Securities Series II Class A
  Issuance of Units                                                  -    $             -             98,581    $        99,872
  Redemption of Units                                           (4,037)            (4,434)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     (4,037)   $        (4,434)            98,581    $        99,872
                                                       ===============    ===============    ===============    ===============

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

                                                                              ALLMERICA PREMIER CHOICE
                                                                               YEAR ENDED DECEMBER 31,
                                                                      2002                                  2001
                                                       ----------------------------------    ----------------------------------
                                                            UNITS             AMOUNT              UNITS             AMOUNT
                                                       ---------------    ---------------    ---------------    ---------------
AIT Core Equity Service Shares
  Issuance of Units                                            682,843    $       588,095              3,229    $         3,280
  Redemption of Units                                         (123,228)          (105,494)               (40)               (44)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    559,615    $       482,601              3,189    $         3,236
                                                       ===============    ===============    ===============    ===============

AIT Equity Index Service Shares
  Issuance of Units                                            852,467    $       840,173             45,808    $        50,519
  Redemption of Units                                         (291,326)          (261,346)               (22)               (24)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    561,141    $       578,827             45,786    $        50,495
                                                       ===============    ===============    ===============    ===============

AIT Government Bond Service Shares
  Issuance of Units                                          5,128,470    $     5,383,438            258,735    $       255,527
  Redemption of Units                                       (1,364,723)        (1,409,939)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  3,763,747    $     3,973,499            258,735    $       255,527
                                                       ===============    ===============    ===============    ===============

AIT Money Market Service Shares
  Issuance of Units                                         33,501,895    $    33,675,546          6,660,907    $     6,682,732
  Redemption of Units                                      (27,569,039)       (27,706,103)        (1,419,170)        (1,423,989)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  5,932,856    $     5,969,443          5,241,737    $     5,258,743
                                                       ===============    ===============    ===============    ===============

AIT Select Aggressive Growth Service Shares
  Issuance of Units                                            556,254    $       495,203              2,541    $         2,624
  Redemption of Units                                          (99,771)           (86,692)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    456,483    $       408,511              2,541    $         2,624
                                                       ===============    ===============    ===============    ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units                                            548,122    $       571,772              2,658    $         2,740
  Redemption of Units                                          (21,427)           (21,532)               (22)               (26)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    526,695    $       550,240              2,636    $         2,714
                                                       ===============    ===============    ===============    ===============

AIT Select Emerging Markets Service Shares
  Issuance of Units                                            262,454    $       321,466             20,253    $        25,036
  Redemption of Units                                          (57,621)           (69,389)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    204,833    $       252,077             20,253    $        25,036
                                                       ===============    ===============    ===============    ===============

AIT Select Growth and Income Service Shares
  Issuance of Units                                             93,597    $        87,359              5,494    $         5,847
  Redemption of Units                                          (18,505)           (17,860)                (5)                (6)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     75,092    $        69,499              5,489    $         5,841
                                                       ===============    ===============    ===============    ===============

AIT Select Growth Service Shares
  Issuance of Units                                            803,053    $       789,521             77,982    $        85,608
  Redemption of Units                                         (435,408)          (371,507)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    367,645    $       418,014             77,982    $        85,608
                                                       ===============    ===============    ===============    ===============

AIT Select International Equity Service Shares
  Issuance of Units                                          2,763,705    $     2,572,000            118,206    $       126,847
  Redemption of Units                                       (1,279,482)        (1,129,124)              (263)              (285)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,484,223    $     1,442,876            117,943    $       126,562
                                                       ===============    ===============    ===============    ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units                                          2,758,922    $     2,808,170             92,354    $        91,912
  Redemption of Units                                         (564,107)          (582,863)              (119)              (118)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  2,194,815    $     2,225,307             92,235    $        91,794
                                                       ===============    ===============    ===============    ===============

AIT Select Strategic Growth Service Shares
  Issuance of Units                                            114,977    $       123,144             21,800    $        30,188
  Redemption of Units                                          (44,083)           (36,125)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     70,894    $        87,019             21,800    $        30,188
                                                       ===============    ===============    ===============    ===============

AIT Select Strategic Income Service Shares
  Issuance of Units                                          1,530,481    $     1,552,890             52,481    $        52,213
  Redemption of Units                                         (471,590)          (487,253)               (75)               (74)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,058,891    $     1,065,637             52,406    $        52,139
                                                       ===============    ===============    ===============    ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units                                          1,513,232    $     1,632,043              2,713    $         2,824
  Redemption of Units                                         (162,432)          (164,754)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,350,800    $     1,467,289              2,713    $         2,824
                                                       ===============    ===============    ===============    ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units                                            536,349    $       592,525             48,748    $        56,372
  Redemption of Units                                         (268,791)          (259,088)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    267,558    $       333,437             48,748    $        56,372
                                                       ===============    ===============    ===============    ===============

AIM V.I. Blue Chip Series I
  Issuance of Units                                             48,897    $        43,036              2,000    $         2,000
  Redemption of Units                                           (3,535)            (3,010)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     45,362    $        40,026              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIM V.I. Premier Equity Series I(a)
  Issuance of Units                                            248,811    $       237,008              2,000    $         2,000
  Redemption of Units                                           (7,464)            (5,899)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    241,347    $       231,109              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIM V.I. Basic Value Series II
  Issuance of Units                                          1,750,882    $     1,416,467                  -    $             -
  Redemption of Units                                         (233,119)          (183,122)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,517,763    $     1,233,345                  -    $             -
                                                       ===============    ===============    ===============    ===============

AIM V.I. Capital Development Series II
  Issuance of Units                                             98,700    $        73,857                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     98,700    $        73,857                  -    $             -
                                                       ===============    ===============    ===============    ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units                                            112,582    $        89,481                  -    $             -
  Redemption of Units                                             (379)              (323)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    112,203    $        89,158                  -    $             -
                                                       ===============    ===============    ===============    ===============

AllianceBernstein Value Class B
  Issuance of Units                                            169,519    $       142,037                  -    $             -
  Redemption of Units                                           (9,883)            (8,892)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    159,636    $       133,145                  -    $             -
                                                       ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units                                          1,877,140    $     1,879,760            149,955    $       164,708
  Redemption of Units                                         (742,290)          (674,623)              (147)              (164)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,134,850    $     1,205,137            149,808    $       164,544
                                                       ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units                                          1,469,754    $     1,329,990             43,406    $        49,267
  Redemption of Units                                         (249,497)          (208,716)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,220,257    $     1,121,274             43,406    $        49,267
                                                       ===============    ===============    ===============    ===============

Alliance Technology Class B
  Issuance of Units                                              5,574    $         4,400                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      5,574    $         4,400                  -    $             -
                                                       ===============    ===============    ===============    ===============

Delaware VIP Growth Opportunities Service Class(a)
  Issuance of Units                                             95,838    $       108,197              3,576    $         3,875
  Redemption of Units                                              (91)               (91)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     95,747    $       108,106              3,576    $         3,875
                                                       ===============    ===============    ===============    ===============

Delaware VIP International Value Equity(a)
  Issuance of Units                                             93,461    $        96,094              2,881    $         2,936
  Redemption of Units                                           (1,714)            (1,580)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     91,747    $        94,514              2,881    $         2,936
                                                       ===============    ===============    ===============    ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units                                            420,222    $       416,404              2,200    $         2,200
  Redemption of Units                                          (75,191)           (74,322)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    345,031    $       342,082              2,200    $         2,200
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Equity-Income
  Issuance of Units                                          2,198,548    $     2,205,161            123,749    $       135,070
  Redemption of Units                                         (674,827)          (640,533)              (106)              (115)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  1,523,721    $     1,564,628            123,643    $       134,955
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Growth
  Issuance of Units                                          1,032,796    $       933,286              4,785    $         5,155
  Redemption of Units                                          (94,525)           (79,729)               (54)               (63)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    938,271    $       853,557              4,731    $         5,092
                                                       ===============    ===============    ===============    ===============

Fidelity VIP High Income
  Issuance of Units                                            416,808    $       420,283              6,822    $         6,895
  Redemption of Units                                          (85,625)           (85,389)               (25)               (26)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    331,183    $       334,894              6,797    $         6,869
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Overseas
  Issuance of Units                                            218,029    $       220,896              2,000    $         2,000
  Redemption of Units                                         (162,346)          (165,792)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     55,683    $        55,104              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                             97,183    $        93,793              2,000    $         2,000
  Redemption of Units                                           (1,121)            (1,146)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     96,062    $        92,647              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                            416,323    $       429,867              2,189    $         2,200
  Redemption of Units                                          (11,174)           (11,187)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    405,149    $       418,680              2,189    $         2,200
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Growth Opportunties Service
  Class 2
  Issuance of Units                                             14,673    $        12,930              3,695    $         3,875
  Redemption of Units                                           (5,640)            (4,873)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      9,033    $         8,057              3,695    $         3,875
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                            167,092    $       142,699                  -    $             -
  Redemption of Units                                             (372)              (329)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    166,720    $       142,370                  -    $             -
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Value Strategies Service
  Class 2
  Issuance of Units                                             17,497    $        14,272                  -    $             -
  Redemption of Units                                             (543)              (439)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     16,954    $        13,833                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Growth and Income Securities
  Class 2(b)
  Issuance of Units                                             67,306    $        81,063              2,000    $         2,000
  Redemption of Units                                           (7,720)            (8,530)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     59,586    $        72,533              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units                                             91,789    $        77,359                  -    $             -
  Redemption of Units                                             (374)              (300)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     91,415    $        77,059                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                            490,152    $       459,561              2,516    $         2,624
  Redemption of Units                                          (44,267)           (39,671)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    445,885    $       419,890              2,516    $         2,624
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units                                             85,636    $        72,955                  -    $             -
  Redemption of Units                                           (3,896)            (3,394)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     81,740    $        69,561                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                             63,857    $        55,943                  -    $             -
  Redemption of Units                                           (9,906)            (8,633)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     53,951    $        47,310                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units                                            552,534    $       472,315                  -    $             -
  Redemption of Units                                          (83,335)           (69,069)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    469,199    $       403,246                  -    $             -
                                                       ===============    ===============    ===============    ===============

INVESCO VIF Health Sciences
  Issuance of Units                                             70,720    $        63,943              2,189    $         2,200
  Redemption of Units                                          (10,721)            (8,573)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     59,999    $        55,370              2,189    $         2,200
                                                       ===============    ===============    ===============    ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                            722,275    $       766,939             82,510    $        94,450
  Redemption of Units                                         (391,871)          (361,283)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    330,404    $       405,656             82,510    $        94,450
                                                       ===============    ===============    ===============    ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                            185,412    $       181,811              5,633    $         5,891
  Redemption of Units                                          (26,581)           (23,377)               (30)               (33)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    158,831    $       158,434              5,603    $         5,858
                                                       ===============    ===============    ===============    ===============

MFS Mid Cap Growth Service Class
  Issuance of Units                                             19,805    $        15,062                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     19,805    $        15,062                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS New Discovery Service Class
  Issuance of Units                                             71,951    $        55,731                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     71,951    $        55,731                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS Total Return Service Class
  Issuance of Units                                            131,951    $       120,118                  -    $             -
  Redemption of Units                                           (1,371)            (1,228)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    130,580    $       118,890                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS Utilities Service Class
  Issuance of Units                                              5,215    $         5,119                  -    $             -
  Redemption of Units                                              (52)               (42)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      5,163    $         5,077                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units                                             26,240    $        21,655                  -    $             -
  Redemption of Units                                             (513)              (430)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     25,727    $        21,225                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units                                             97,463    $        77,964                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     97,463    $        77,964                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer High Income Service Shares
  Issuance of Units                                            346,349    $       318,904                  -    $             -
  Redemption of Units                                          (62,674)           (58,561)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    283,675    $       260,343                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Main Street Growth & Income Service
  Shares
  Issuance of Units                                             83,850    $        69,528                  -    $             -
  Redemption of Units                                             (380)              (337)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     83,470    $        69,191                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Multiple Strategies Service Shares
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                            211,161    $       245,951              2,847    $         2,936
  Redemption of Units                                           (2,043)            (2,280)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    209,118    $       243,671              2,847    $         2,936
                                                       ===============    ===============    ===============    ===============

Pioneer Real Estate Shares VCT Class II(a)
  Issuance of Units                                            298,517    $       316,560              3,115    $         3,080
  Redemption of Units                                          (43,748)           (45,302)               (19)               (19)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    254,769    $       271,258              3,096    $         3,061
                                                       ===============    ===============    ===============    ===============

Scudder Technology Growth Series II Class A
  Issuance of Units                                             24,042    $        25,529              2,000    $         2,000
  Redemption of Units                                              (34)               (42)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     24,008    $        25,487              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

SVS Dreman Financial Services Series II Class A
  Issuance of Units                                            162,711    $       164,877              2,000    $         2,000
  Redemption of Units                                             (197)              (177)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    162,514    $       164,700              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

T. Rowe Price International Stock
  Issuance of Units                                          1,275,275    $     1,337,135            172,741    $       188,453
  Redemption of Units                                         (789,323)          (750,779)              (607)              (666)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    485,952    $       586,356            172,134    $       187,787
                                                       ===============    ===============    ===============    ===============

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

                                                                     ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                               YEAR ENDED DECEMBER 31,
                                                                      2002                                  2001
                                                       ----------------------------------    ----------------------------------
                                                            UNITS             AMOUNT              UNITS             AMOUNT
                                                       ---------------    ---------------    ---------------    ---------------
AIT Core Equity Service Shares
  Issuance of Units                                            222,383    $       190,278              2,000    $         2,000
  Redemption of Units                                          (18,003)           (14,405)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    204,380    $       175,873              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIT Equity Index Service Shares
  Issuance of Units                                            309,010    $       300,318             11,523    $        12,296
  Redemption of Units                                          (95,002)           (84,342)              (132)              (146)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    214,008    $       215,976             11,391    $        12,150
                                                       ===============    ===============    ===============    ===============

AIT Government Bond Service Shares
  Issuance of Units                                          1,704,879    $     1,767,513            164,712    $       163,053
  Redemption of Units                                       (1,139,124)        (1,180,967)           (20,226)           (20,000)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    565,755    $       586,546            144,486    $       143,053
                                                       ===============    ===============    ===============    ===============

AIT Money Market Service Shares
  Issuance of Units                                         11,089,465    $    11,125,423            592,477    $       593,821
  Redemption of Units                                       (8,729,757)        (8,758,134)          (572,724)          (574,187)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  2,359,708    $     2,367,289             19,753    $        19,634
                                                       ===============    ===============    ===============    ===============

AIT Select Aggressive Growth Service Shares
  Issuance of Units                                            181,201    $       160,773              2,000    $         2,000
  Redemption of Units                                          (31,484)           (25,733)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    149,717    $       135,040              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units                                            177,953    $       199,379             18,386    $        21,336
  Redemption of Units                                         (100,661)           (95,421)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     77,292    $       103,958             18,386    $        21,336
                                                       ===============    ===============    ===============    ===============

AIT Select Emerging Markets Service Shares
  Issuance of Units                                             71,390    $        80,883              2,000    $         2,000
  Redemption of Units                                          (23,503)           (25,857)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     47,887    $        55,026              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIT Select Growth and Income Service Shares
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIT Select Growth Service Shares
  Issuance of Units                                            241,885    $       228,324             17,346    $        18,583
  Redemption of Units                                         (112,963)           (96,512)              (196)              (217)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    128,922    $       131,812             17,150    $        18,366
                                                       ===============    ===============    ===============    ===============

AIT Select International Equity Service Shares
  Issuance of Units                                            597,743    $       561,813             27,058    $        28,630
  Redemption of Units                                         (101,072)           (86,900)               (29)               (31)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    496,671    $       474,913             27,029    $        28,599
                                                       ===============    ===============    ===============    ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units                                          1,196,372    $     1,206,779            145,424    $       144,639
  Redemption of Units                                         (581,109)          (592,150)               (29)               (29)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    615,263    $       614,629            145,395    $       144,610
                                                       ===============    ===============    ===============    ===============

AIT Select Strategic Growth Service Shares
  Issuance of Units                                                303    $           232              5,149    $         6,164
  Redemption of Units                                           (3,149)            (2,186)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     (2,846)   $        (1,954)             5,149    $         6,164
                                                       ===============    ===============    ===============    ===============

AIT Select Strategic Income Service Shares
  Issuance of Units                                            603,071    $       612,419             61,791    $        62,204
  Redemption of Units                                         (132,060)          (137,687)           (37,694)           (37,688)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    471,011    $       474,732             24,097    $        24,516
                                                       ===============    ===============    ===============    ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units                                            417,517    $       447,534             18,818    $        21,336
  Redemption of Units                                         (136,119)          (131,772)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    281,398    $       315,762             18,818    $        21,336
                                                       ===============    ===============    ===============    ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units                                            199,900    $       199,268             15,410    $        17,355
  Redemption of Units                                          (55,729)           (52,166)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    144,171    $       147,102             15,410    $        17,355
                                                       ===============    ===============    ===============    ===============

AIM V.I. Blue Chip Series I
  Issuance of Units                                             93,936    $        90,384              2,000    $         2,000
  Redemption of Units                                             (300)              (278)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     93,636    $        90,106              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIM V.I. Premier Equity Series I(a)
  Issuance of Units                                            154,769    $       139,466              2,000    $         2,000
  Redemption of Units                                          (19,467)           (16,319)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    135,302    $       123,147              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

AIM V.I. Basic Value Series II
  Issuance of Units                                            646,600    $       520,946                  -    $             -
  Redemption of Units                                          (94,335)           (70,431)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    552,265    $       450,515                  -    $             -
                                                       ===============    ===============    ===============    ===============

AIM V.I. Capital Development Series II
  Issuance of Units                                              7,756    $         7,387                  -    $             -
  Redemption of Units                                               (1)                (1)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      7,755    $         7,386                  -    $             -
                                                       ===============    ===============    ===============    ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units                                             29,300    $        23,280                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     29,300    $        23,280                  -    $             -
                                                       ===============    ===============    ===============    ===============

AllianceBernstein Value Class B
  Issuance of Units                                             12,107    $        10,368                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     12,107    $        10,368                  -    $             -
                                                       ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units                                            654,884    $       646,784             48,828    $        52,931
  Redemption of Units                                         (233,430)          (213,162)              (263)              (291)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    421,454    $       433,622             48,565    $        52,640
                                                       ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units                                            520,439    $       466,345             27,732    $        30,954
  Redemption of Units                                          (88,681)           (71,102)              (227)              (261)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    431,758    $       395,243             27,505    $        30,693
                                                       ===============    ===============    ===============    ===============

Alliance Technology Class B
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

Delaware VIP Growth Opportunities Service Class(a)
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Delaware VIP International Value Equity(a)
  Issuance of Units                                             41,637    $        45,020              2,000    $         2,000
  Redemption of Units                                          (16,343)           (15,522)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     25,294    $        29,498              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units                                            237,622    $       234,931             28,413    $        28,397
  Redemption of Units                                          (93,901)           (92,760)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    143,721    $       142,171             28,413    $        28,397
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Equity-Income
  Issuance of Units                                            874,982    $       871,894             53,006    $        56,418
  Redemption of Units                                         (297,672)          (270,045)              (478)              (518)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    577,310    $       601,849             52,528    $        55,900
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Growth
  Issuance of Units                                            441,179    $       399,719             13,648    $        15,198
  Redemption of Units                                         (138,281)          (113,475)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    302,898    $       286,244             13,648    $        15,198
                                                       ===============    ===============    ===============    ===============

Fidelity VIP High Income
  Issuance of Units                                            182,030    $       186,300              2,000    $         2,000
  Redemption of Units                                          (62,356)           (62,843)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    119,674    $       123,457              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP Overseas
  Issuance of Units                                             23,271    $        22,564              2,000    $         2,000
  Redemption of Units                                              (18)               (17)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     23,253    $        22,547              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                             42,208    $        43,196              8,283    $         8,599
  Redemption of Units                                          (10,053)            (9,832)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     32,155    $        33,364              8,283    $         8,599
                                                       ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                            121,268    $       128,305              2,000    $         2,000
  Redemption of Units                                          (28,933)           (28,900)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     92,335    $        99,405              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Growth Opportunties Service Class 2
  Issuance of Units                                              9,036    $        10,000              2,000    $         2,000
  Redemption of Units                                             (836)              (778)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      8,200    $         9,222              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                             37,591    $        32,971                  -    $             -
  Redemption of Units                                          (21,651)           (18,135)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     15,940    $        14,836                  -    $             -
                                                       ===============    ===============    ===============    ===============

Fidelity VIP III Value Strategies Service Class 2
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Growth and Income Securities
  Class 2(b)
  Issuance of Units                                                  -    $             -              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                          -    $             -              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units                                             48,952    $        42,441                  -    $             -
  Redemption of Units                                             (131)              (112)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     48,821    $        42,329                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                            195,354    $       198,552              7,617    $         8,599
  Redemption of Units                                          (39,494)           (35,506)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    155,860    $       163,046              7,617    $         8,599
                                                       ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units                                             31,490    $        24,987                  -    $             -
  Redemption of Units                                           (5,534)            (4,222)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     25,956    $        20,765                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                             63,688    $        54,201                  -    $             -
  Redemption of Units                                             (246)              (204)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     63,442    $        53,997                  -    $             -
                                                       ===============    ===============    ===============    ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units                                            194,569    $       164,943                  -    $             -
  Redemption of Units                                          (53,120)           (41,453)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    141,449    $       123,490                  -    $             -
                                                       ===============    ===============    ===============    ===============

INVESCO VIF Health Sciences
  Issuance of Units                                             40,495    $        37,698             14,541    $        14,968
  Redemption of Units                                          (18,417)           (16,183)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     22,078    $        21,515             14,541    $        14,968
                                                       ===============    ===============    ===============    ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                            249,504    $       251,365             38,783    $        43,371
  Redemption of Units                                         (106,608)           (98,528)              (155)              (176)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    142,896    $       152,837             38,628    $        43,195
                                                       ===============    ===============    ===============    ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                             44,296    $        45,035              2,000    $         2,000
  Redemption of Units                                          (13,085)           (11,352)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     31,211    $        33,683              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

MFS Mid Cap Growth Service Class
  Issuance of Units                                             40,219    $        28,885                  -    $             -
  Redemption of Units                                             (103)               (69)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     40,116    $        28,816                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS New Discovery Service Class
  Issuance of Units                                             13,205    $        11,359                  -    $             -
  Redemption of Units                                           (5,355)            (4,129)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      7,850    $         7,230                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS Total Return Service Class
  Issuance of Units                                            107,609    $        99,068                  -    $             -
  Redemption of Units                                          (20,323)           (18,352)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     87,286    $        80,716                  -    $             -
                                                       ===============    ===============    ===============    ===============

MFS Utilities Service Class
  Issuance of Units                                             14,530    $        13,009                  -    $             -
  Redemption of Units                                          (11,487)            (9,929)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      3,043    $         3,080                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units                                             54,445    $        43,311                  -    $             -
  Redemption of Units                                          (18,465)           (14,780)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     35,980    $        28,531                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units                                            112,730    $        89,771                  -    $             -
  Redemption of Units                                          (25,715)           (19,971)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     87,015    $        69,800                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer High Income Service Shares
  Issuance of Units                                            142,738    $       132,707                  -    $             -
  Redemption of Units                                          (18,592)           (17,126)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    124,146    $       115,581                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Main Street Growth & Income Service
  Shares
  Issuance of Units                                             10,305    $         9,465                  -    $             -
  Redemption of Units                                           (8,305)            (6,692)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,773                  -    $             -
                                                       ===============    ===============    ===============    ===============

Oppenheimer Multiple Strategies Service Shares
  Issuance of Units                                              2,000    $         2,000                  -    $             -
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      2,000    $         2,000                  -    $             -
                                                       ===============    ===============    ===============    ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                             12,560    $        14,382              2,000    $         2,000
  Redemption of Units                                                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     12,560    $        14,382              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Pioneer Real Estate Shares VCT Class II(a)
  Issuance of Units                                             28,159    $        29,948              2,000    $         2,000
  Redemption of Units                                          (13,397)           (14,721)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     14,762    $        15,227              2,000    $         2,000
                                                       ===============    ===============    ===============    ===============

Scudder Technology Growth Series II Class A
  Issuance of Units                                             12,151    $        13,042             11,999    $        14,968
  Redemption of Units                                           (5,174)            (4,698)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      6,977    $         8,344             11,999    $        14,968
                                                       ===============    ===============    ===============    ===============

SVS Dreman Financial Services Series II Class A
  Issuance of Units                                             18,149    $        19,382              8,422    $         8,599
  Redemption of Units                                          (16,410)           (16,971)                 -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      1,739    $         2,411              8,422    $         8,599
                                                       ===============    ===============    ===============    ===============

T. Rowe Price International Stock
  Issuance of Units                                            338,345    $       352,872             25,976    $        27,816
  Redemption of Units                                         (164,211)          (157,928)               (55)               (59)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    174,134    $       194,944             25,921    $        27,757
                                                       ===============    ===============    ===============    ===============

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2002 were as follows:

        INVESTMENT PORTFOLIO                                           PURCHASES           SALES
        --------------------                                        ---------------   ---------------
AIT Core Equity Service Shares                                      $     2,874,564   $    74,903,613
AIT Equity Index Service Shares                                          26,759,746        79,282,356
AIT Government Bond Service Shares                                       98,638,840        27,270,344
AIT Money Market Service Shares                                         133,417,328       100,159,732
AIT Select Aggressive Growth Service Shares                               1,637,871        40,617,464
AIT Select Capital Appreciation Service Shares                            5,406,342        30,716,877
AIT Select Emerging Markets Service Shares                                7,369,488           913,775
AIT Select Growth and Income Service Shares                               1,411,487        60,363,244
AIT Select Growth Service Shares                                          2,325,746        56,183,628
AIT Select International Equity Service Shares                           18,831,557        23,185,116
AIT Select Investment Grade Income Service Shares                        28,970,604        28,421,650
AIT Select Strategic Growth Service Shares                                2,206,262         1,783,081
AIT Select Strategic Income Service Shares                               31,702,740         2,333,621
AIT Select Value Opportunity Service Shares                              36,623,283        21,454,328
AIM V.I. Aggressive Growth Series I                                       7,753,716        10,956,860
AIM V.I. Blue Chip Series I                                               3,197,869           574,683
AIM V.I. Premier Equity Series I(a)                                       4,555,862         9,276,387
AIM V.I. Basic Value Series II                                           48,192,324           255,201
AIM V.I. Capital Development Series II                                    3,584,563           257,423
AllianceBernstein Small Cap Value Class B                                 7,518,661           483,489
AllianceBernstein Value Class B                                           5,623,490           287,189
Alliance Growth Class B                                                      11,856                69
Alliance Growth and Income Class B                                       39,137,075        24,217,106
Alliance Premier Growth Class B                                          23,384,144         3,544,238
Alliance Technology  Class B                                                  8,401                56
Delaware VIP Growth Opportunities Service Class(a)                        5,023,688         7,017,495
Delaware VIP International Value Equity(a)                                9,666,400        19,981,395
Delaware VIP Select Growth Service Class(a)                                   1,868               424
Deutsche VIT EAFE Equity Index                                              130,389            18,120
Deutsche VIT Equity 500 Index                                               158,274            35,223
Deutsche VIT Small Cap Index                                                222,881             4,799
Eaton Vance VT Floating-Rate Income                                       5,006,054         2,888,115
Fidelity VIP Equity-Income                                               27,074,812        82,064,958
Fidelity VIP Growth                                                       2,687,206        76,554,767
Fidelity VIP High Income                                                 15,630,333        36,696,796
Fidelity VIP Overseas                                                     1,861,205        24,615,631
Fidelity VIP II Asset Manager                                             5,497,181        27,286,860
Fidelity VIP II Contrafund Service Class 2                               17,063,811           876,147
Fidelity VIP III Growth & Income Service Class 2                            199,666            33,998
Fidelity VIP III Growth Opportunties Service Class 2                      1,224,455         1,328,885
Fidelity VIP III Mid Cap Service Class 2                                  8,527,190           446,684
Fidelity VIP III Value Strategies Service Class 2                         2,271,083           124,207
FT VIP Franklin Growth and Income Securities Class 2(b)                   3,427,403         2,482,204
FT VIP Franklin Large Cap Growth Securities Class 2                       1,354,931           199,603
FT VIP Franklin Small Cap Class 2                                        11,629,331         5,412,944
FT VIP Franklin Small Cap Value Securities Class 2                          125,998            33,788
FT VIP Mutual Shares Securities Class 2                                   4,627,173           430,437
FT VIP Templeton Developing Markets Securities Class 2                        5,202                55
FT VIP Templeton Foreign Securities Class 2                              17,343,953           204,408
INVESCO VIF Dynamics                                                          9,824               787
INVESCO VIF Core Equity(a)                                                   49,666             8,210
INVESCO VIF Health Sciences                                               3,332,605         8,350,321
Janus Aspen Aggressive Growth Service Shares                                 20,981               304
Janus Aspen Capital Appreciation Service Shares                              29,735             6,555
Janus Aspen Growth Service Shares                                        10,142,050        19,805,429
Janus Aspen Growth and Income Service Shares                              4,019,467        14,473,326
Janus Aspen International Growth Service Shares                              61,584             7,189
MFS Mid Cap Growth Service Class                                          2,687,255           103,777
MFS New Discovery Service Class                                           3,693,097           161,746
MFS Total Return Service Class                                            9,558,496           427,969
MFS Utilities Service Class                                                 161,903            59,902
Oppenheimer Capital Appreciation Service Shares                           5,371,709           179,692
Oppenheimer Global Securities Service Shares                              6,890,108           230,793
Oppenheimer High Income Service Shares                                    8,959,799           249,928
Oppenheimer Main Street Growth & Income Service Shares                    3,393,515           227,298
Oppenheimer Multiple Strategies Service Shares                            1,592,878           283,342
Pioneer Emerging Markets VCT Class II                                     3,145,182         1,877,687
Pioneer Fund VCT Class II                                                    87,487            18,573
Pioneer Real Estate Shares VCT Class II(a)                               10,177,650         3,614,713
Scudder Government Securities Series II Class A                             651,920            17,195
Scudder Technology Growth Series II Class A                               1,377,850         6,422,789
SVS Dreman Financial Services Series II Class A                           2,072,672         5,566,863
T. Rowe Price International Stock                                         9,039,510        40,682,344

(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.

NOTE 6- FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2002 is as follows:

                                                                     AT DECEMBER 31
                                                            -------------------------------
                                                                        UNIT       UNIT
                                                             UNITS     VALUE       VALUE     NET ASSETS
                                                            (000s)     LOWEST     HIGHEST      (000s)
                                                            -------  ----------  ----------  ----------
AIT Core Equity Service Shares
2002                                                        114,931  $ 0.570410  $ 1.930283  $  218,876
2001                                                        148,163    0.756116    2.558720     376,062
AIT Equity Index Service Shares
2002                                                         99,476    0.621761    2.308674     225,811
2001                                                        127,976    0.811128    3.011838     382,129
AIT Government Bond Service Shares
2002                                                        100,292    1.066039    1.796427     176,528
2001                                                         59,852    0.992908    1.668090      99,478
AIT Money Market Service Shares
2002                                                        199,799    1.001799    1.412762     276,280
2001                                                        174,032    1.002870    1.410070     243,013
AIT Select Aggressive Growth Service Shares
2002                                                         97,408    0.413462    1.382452     133,807
2001                                                        120,154    0.589748    1.971858     236,248
AIT Select Capital Appreciation Service Shares
2002                                                         64,300    0.818547    1.835314     117,099
2001                                                         76,806    1.059430    2.375406     181,940
AIT Select Emerging Markets Service Shares
2002                                                         20,716    0.490619    1.110450      12,269
2001                                                         10,768    0.557308    1.262038       7,176
AIT Select Growth and Income Service Shares
2002                                                         81,770    0.589095    1.491151     121,205
2001                                                        116,883    0.800286    2.025735     235,807
AIT Select Growth Service Shares
2002                                                         99,357    0.449513    1.465530     144,107
2001                                                        131,726    0.630019    2.053993     268,988
AIT Select International Equity Service Shares
2002                                                        140,735    0.584199    1.148589     160,634
2001                                                        144,798    0.735199    1.445470     208,807
AIT Select Investment Grade Income Service Shares
2002                                                        106,720    1.055672    1.959053     205,837
2001                                                        109,062    0.993628    1.838314     199,955
AIT Select Strategic Growth Service Shares
2002                                                          8,669    0.239015    0.751909       2,258
2001                                                          7,956    0.452317    1.423638       3,865
AIT Select Strategic Income Service Shares
2002                                                         43,117    1.057933    1.111411      47,837
2001                                                         16,437    0.988591    1.035402      17,014
AIT Select Value Opportunity Service Shares
2002                                                         76,211    0.996721    2.222588     166,762
2001                                                         76,002    1.212296    2.695082     204,254
AIM V.I. Aggressive Growth Series I
2002                                                         65,614    0.505299    0.884003      33,356
2001                                                         73,730    0.663020    1.160501      48,930
AIM V.I. Blue Chip Series I
2002                                                          6,308    0.567216    0.815250       3,967
2001                                                          2,810    0.774442    1.120935       2,413
AIM V.I. Premier Equity Series I(e)
2002                                                         44,927    0.523188    0.759730      23,621
2001                                                         54,245    0.761244    1.105970      41,311
AIM V.I. Basic Value Series II
2002                                                         59,554    0.756391    0.757947      45,138
2001                                                            N/A         N/A         N/A         N/A
AIM V.I. Capital Development Series II
2002                                                          3,940    0.739410    0.740921       2,919
2001                                                            N/A         N/A         N/A         N/A
AllianceBernstein Small Cap Value Class B
2002                                                          8,271    0.824429    0.826146       6,833
2001                                                            N/A         N/A         N/A         N/A
AllianceBernstein Value Class B
2002                                                          6,133    0.839449    0.841166       5,159
2001                                                            N/A         N/A         N/A         N/A
Alliance Growth Class B
2002                                                             21    0.520282    0.521841          11
2001                                                              4    0.731200    0.732271           3
Alliance Growth and Income Class B
2002                                                        114,442    0.709038    0.847005      91,113
2001                                                        108,408    0.925555    1.106216     112,631
Alliance Premier Growth Class B
2002                                                        127,554    0.447785    0.776486      57,745
2001                                                         89,901    0.657009    1.139865      59,133
Alliance Technology Class B
2002                                                             10    0.675829    0.677233           6
2001                                                            N/A         N/A         N/A         N/A
Delaware VIP Growth Opportunities Service Class(e)
2002                                                         18,516    0.527171    0.924766       9,810
2001                                                         26,125    0.714076    1.253276      18,660
Delaware VIP International Value Equity(e)
2002                                                         36,186    0.819648    1.487792      53,680
2001                                                         45,485    0.928280    1.684992      76,547
Delaware VIP Select Growth Service Class(e)
2002                                                             17    0.504726    0.506243           9
2001                                                             15    0.755064    0.756174          11
Deutsche VIT EAFE Equity Index
2002                                                            240    0.591258    0.592993         142
2001                                                             82    0.760235    0.761339          63
Deutsche VIT Equity 500 Index
2002                                                            282    0.671906    0.673920         190
2001                                                            134    0.871962    0.873251         117
Deutsche VIT Small Cap Index
2002                                                            276    0.795038    0.797435         220
2001                                                             54    1.009191    1.010649          55
Eaton Vance VT Floating-Rate Income
2002                                                          7,321    0.983472    0.991685       7,257
2001                                                          5,124    0.997877    1.003158       5,140
Fidelity VIP Equity-Income
2002                                                        133,297    0.857909    2.667161     349,447
2001                                                        156,956    1.048170    3.258663     508,985
Fidelity VIP Growth
2002                                                        121,904    0.496294    2.381993     285,022
2001                                                        147,017    0.720517    3.458177     504,140
Fidelity VIP High Income
2002                                                         54,478    0.690570    1.547144      83,578
2001                                                         75,550    0.677393    1.517653     114,320
Fidelity VIP Overseas
2002                                                         47,938    0.514556    1.240837      59,119
2001                                                         63,604    0.654952    1.579397     100,117
Fidelity VIP II Asset Manager
2002                                                         40,357    0.829048    1.512733      60,785
2001                                                         56,372    0.921690    1.681779      94,535
Fidelity VIP II Contrafund Service Class 2
2002                                                         23,881    0.821199    0.953293      20,175
2001                                                          6,062    0.915790    1.070652       5,734
Fidelity VIP III Growth & Income Service Class 2
2002                                                            199    0.753675    0.755964         151
2001                                                             17    0.913698    0.915048          16
Fidelity VIP III Growth Opportunties Service Class 2
2002                                                          8,480    0.571821    0.857072       4,856
2001                                                          8,721    0.743986    1.115673       6,491
Fidelity VIP III Mid Cap Service Class 2
2002                                                          9,079    0.855442    0.936368       7,791
2001                                                              4    1.045952    1.047494           4
Fidelity VIP III Value Strategies Service Class 2
2002                                                          2,689    0.746812    0.748333       2,012
2001                                                            N/A         N/A         N/A         N/A
FT VIP Franklin Growth and Income Securities Class 2(f)
2002                                                          6,230    0.715623    1.050319       5,405
2001                                                          5,664    0.782287    1.148696       5,365
FT VIP Franklin Large Cap Growth Securities Class 2
2002                                                          1,349    0.817451    0.819125       1,105
2001                                                            N/A         N/A         N/A         N/A
FT VIP Franklin Small Cap Class 2
2002                                                         70,453    0.501172    0.888459      35,586
2001                                                         59,863    0.713103    1.264799      42,716
FT VIP Franklin Small Cap Value Securities Class 2
2002                                                            110    0.791969    0.793556          87
2001                                                            N/A         N/A         N/A         N/A
FT VIP Mutual Shares Securities Class 2
2002                                                          4,688    0.842701    0.912735       3,976
2001                                                              4    1.040222    1.041763           4
FT VIP Templeton Developing Markets Securities Class 2
2002                                                             10    0.854272    0.856840           8
2001                                                              4    0.862459    0.863728           3
FT VIP Templeton Foreign Securities Class 2
2002                                                         20,085    0.782814    0.784410      15,754
2001                                                            N/A         N/A         N/A         N/A
INVESCO VIF Dynamics
2002                                                             30    0.470796    0.472218          14
2001                                                             16    0.696971    0.698002          11
INVESCO VIF Core Equity(e)
2002                                                             67    0.728241    0.730439          49
2001                                                             18    0.907591    0.908943          16
INVESCO VIF Health Sciences
2002                                                         23,662    0.714052    0.779353      16,910
2001                                                         30,297    0.959082    1.047329      29,063
Janus Aspen Aggressive Growth Service Shares
2002                                                             47    0.413341    0.414578          19
2001                                                              4    0.579705    0.580557           2
Janus Aspen Capital Appreciation Service Shares
2002                                                             83    0.646309    0.648260          53
2001                                                             50    0.774987    0.776154          39
Janus Aspen Growth Service Shares
2002                                                         87,509    0.457023    0.827537      40,234
2001                                                        110,274    0.632864    1.146528      69,870
Janus Aspen Growth and Income Service Shares
2002                                                         50,736    0.591048    0.844645      30,054
2001                                                         67,701    0.766656    1.096153      51,913
Janus Aspen International Growth Service Shares
2002                                                             79    0.555699    0.557336          44
2001                                                              4    0.754559    0.755656           3
MFS Mid Cap Growth Service Class
2002                                                          3,403    0.708367    0.709819       2,416
2001                                                            N/A         N/A         N/A         N/A
MFS New Discovery Service Class
2002                                                          4,292    0.745496    0.747018       3,206
2001                                                            N/A         N/A         N/A         N/A
MFS Total Return Service Class
2002                                                          9,923    0.915753    0.917611       9,105
2001                                                            N/A         N/A         N/A         N/A
MFS Utilities Service Class
2002                                                            121    0.834922    0.836666        101
2001                                                            N/A         N/A         N/A         N/A
Oppenheimer Capital Appreciation Service Shares
2002                                                          6,367    0.783329    0.784936       4,998
2001                                                            N/A         N/A         N/A         N/A
Oppenheimer Global Securities Service Shares
2002                                                          7,932    0.768009    0.769582       6,104
2001                                                            N/A         N/A         N/A         N/A
Oppenheimer High Income Service Shares
2002                                                          9,376    0.944144    0.946065       8,870
2001                                                            N/A         N/A         N/A         N/A
Oppenheimer Main Street Growth & Income Service Shares
2002                                                          3,603    0.803028    0.804670       2,899
2001                                                            N/A         N/A         N/A         N/A
Oppenheimer Multiple Strategies Service Shares
2002                                                          1,462    0.894940    0.896764       1,311
2001                                                            N/A         N/A         N/A         N/A
Pioneer Emerging Markets VCT Class II
2002                                                         10,357    0.672625    1.113621       7,073
2001                                                          8,748    0.692386    1.146919       6,060
Pioneer Fund VCT Class II
2002                                                             90    0.707207    0.709308          64
2001                                                             13    0.882907    0.884198          12
Pioneer Real Estate Shares VCT Class II(e)
2002                                                         11,547    1.033202    1.083413      12,410
2001                                                          6,182    1.028233    1.074891       6,597
Scudder Government Securities Series II Class A
2002                                                            685    1.136949    1.140357         781
2001                                                            116    1.060713    1.062271         123
Scudder Technology Growth Series II Class A
2002                                                         46,839    0.307300    0.824855      14,433
2001                                                         61,660    0.483601    1.298743      29,844
SVS Dreman Financial Services Series II Class A
2002                                                          9,502    0.893316    1.028314       9,750
2001                                                         12,862    0.990875    1.140527      14,668
T. Rowe Price International Stock
2002                                                         82,668    0.529926    0.916668      75,587
2001                                                        116,103    0.658115    1.138421     132,053

                                                               FOR THE YEAR ENDED DECEMBER 31
                                                               ------------------------------
                                                            INVESTMENT*  EXPENSE**  EXPENSE**  TOTAL*** TOTAL***
                                                              INCOME       RATIO     RATIO     RETURN    RETURN
                                                              RATIO       LOWEST    HIGHEST    LOWEST    HIGHEST
                                                            -----------  ---------  --------   ------   --------
AIT Core Equity Service Shares
2002                                                               0.81%      0.65%     1.75%  -24.79%   -24.56%
2001                                                               0.72       0.65      1.75    -0.18      8.36(a)
AIT Equity Index Service Shares
2002                                                               1.17       0.65      1.75   -23.58    -23.35
2001                                                               0.98       0.65      1.75   -13.29     10.44(a)
AIT Government Bond Service Shares
2002                                                               4.07       0.65      1.75     7.37      7.69
2001                                                               5.10       0.65      1.75    -0.71      6.07
AIT Money Market Service Shares
2002                                                               1.63       0.65      1.75    -0.11      1.00
2001                                                               4.10       0.65      1.75     0.29      3.42(b)
AIT Select Aggressive Growth Service Shares
2002                                                                N/A       0.65      1.75   -30.11    -29.89
2001                                                                N/A       0.65      1.75   -22.77     17.02(a)
AIT Select Capital Appreciation Service Shares
2002                                                                N/A       0.65      1.75   -22.97    -22.74
2001                                                                N/A       0.65      1.75    -2.56     23.18(a)
AIT Select Emerging Markets Service Shares
2002                                                               0.41       0.65      1.75   -12.23    -11.97
2001                                                                N/A       0.65      1.75   -10.45     26.20(a)
AIT Select Growth and Income Service Shares
2002                                                               0.66       0.65      1.75   -26.61    -26.39
2001                                                               0.54       0.65      1.75   -13.03     10.90(a)
AIT Select Growth Service Shares
2002                                                               0.16       0.65      1.75   -28.87    -28.65
2001                                                                N/A       0.65      1.75   -25.80      9.80(a)
AIT Select International Equity Service Shares
2002                                                               1.60       0.65      1.75   -20.78    -20.54
2001                                                               1.60       0.65      1.75   -22.66      8.28(a)
AIT Select Investment Grade Income Service Shares
2002                                                               5.29       0.65      1.75     6.24      6.57
2001                                                               5.92       0.65      1.75    -0.64      6.38(a)
AIT Select Strategic Growth Service Shares
2002                                                                N/A       0.65      1.75   -47.32    -47.16
2001                                                                N/A       0.65      1.75   -30.31     42.36(a)
AIT Select Strategic Income Service Shares
2002                                                               3.38       0.65      1.75     7.01      7.34
2001                                                               4.38       0.65      1.75    -1.14      3.54
AIT Select Value Opportunity Service Shares
2002                                                               0.63       0.65      1.75   -17.78    -17.53
2001                                                               0.60       0.65      1.75    11.05     21.31(c)
AIM V.I. Aggressive Growth Series I
2002                                                                N/A       0.65      1.75   -24.02    -23.79
2001                                                                N/A       0.65      1.75   -27.13     16.05(a)
AIM V.I. Blue Chip Series I
2002                                                                N/A       0.65      1.75   -27.46    -26.64
2001                                                               4.39       0.65      1.75   -22.56     12.09(a)
AIM V.I. Premier Equity Series I(e)
2002                                                               0.30       0.65      1.75   -31.48    -31.27
2001                                                               0.14       0.65      1.75   -13.83     10.60(a)
AIM V.I. Basic Value Series II
2002                                                               0.00       0.65      1.75   -24.36    -24.21(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
AIM V.I. Capital Development Series II
2002                                                                N/A       0.65      1.75   -26.06    -25.91(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
AllianceBernstein Small Cap Value Class B
2002                                                               0.05       0.65      1.75   -17.56    -17.39(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
AllianceBernstein Value Class B
2002                                                               0.07       0.65      1.75   -16.06    -15.88(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
Alliance Growth Class B
2002                                                                N/A       0.65      1.75   -28.85    -28.74
2001                                                               0.22       0.65      1.75   -26.88    -26.77(b)
Alliance Growth and Income Class B
2002                                                               0.58       0.65      1.75   -23.63    -23.39
2001                                                               0.51       0.65      1.75    -7.44     10.62(a)
Alliance Premier Growth Class B
2002                                                                N/A       0.65      1.75   -32.05    -31.84
2001                                                                N/A       0.65      1.75   -18.60     13.99(a)
Alliance Technology Class B
2002                                                                N/A       0.65      1.75   -32.42    -32.28(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
Delaware VIP Growth Opportunities Service Class(e)
2002                                                              14.06       0.65      1.75   -26.40    -26.17
2001                                                                N/A       0.65      1.75   -17.16     25.33(a)
Delaware VIP International Value Equity(e)
2002                                                               8.31       0.65      1.75   -11.97    -11.70
2001                                                               2.75       0.65      1.75   -14.10      8.44(a)
Delaware VIP Select Growth Service Class(e)
2002                                                                N/A       0.65      1.75   -33.15    -33.05
2001                                                                N/A       0.65      1.75   -24.49    -24.38(b)
Deutsche VIT EAFE Equity Index
2002                                                               1.91       0.65      1.75   -22.23    -22.11
2001                                                                N/A       0.65      1.75   -23.98    -23.87(b)
Deutsche VIT Equity 500 Index
2002                                                               1.18       0.65      1.75   -22.94    -22.83
2001                                                               1.02       0.65      1.75   -12.80    -12.67
Deutsche VIT Small Cap Index
2002                                                               0.91       0.65      1.75   -21.22    -21.10
2001                                                               0.85       0.65      1.75     0.92      1.06(b)
Eaton Vance VT Floating-Rate Income
2002                                                               0.31       0.65      1.75    -1.44     -1.14
2001                                                               1.36       0.65      1.75    -0.21      0.32
Fidelity VIP Equity-Income
2002                                                               1.82       0.65      1.75   -18.40    -18.15
2001                                                               1.75       0.65      1.75    -6.34      9.54(a)
Fidelity VIP Growth
2002                                                               0.27       0.65      1.75   -31.33    -31.12
2001                                                               0.08       0.65      1.75   -18.85     16.79(a)
Fidelity VIP High Income
2002                                                              11.83       0.65      1.75     1.63      1.95
2001                                                              13.91       0.65      1.75   -13.01      3.16(a)
Fidelity VIP Overseas
2002                                                               0.88       0.65      1.75   -21.68    -21.44
2001                                                               5.70       0.65      1.75   -22.31     10.01(a)
Fidelity VIP II Asset Manager
2002                                                               4.33       0.65      1.75   -10.33    -10.05
2001                                                               4.72       0.65      1.75    -5.48      7.96(a)
Fidelity VIP II Contrafund Service Class 2
2002                                                               0.36       0.65      1.75   -11.19    -10.19
2001                                                                N/A       0.65      1.75    -8.42      7.07(a)
Fidelity VIP III Growth & Income Service Class 2
2002                                                               0.80       0.65      1.75   -17.51    -17.39
2001                                                               0.93       0.65      1.75    -8.63     -8.50(b)
Fidelity VIP III Growth Opportunties Service Class 2
2002                                                               0.86       0.65      1.75   -23.37    -23.14
2001                                                               0.29       0.65      1.75   -15.88     11.57(a)
Fidelity VIP III Mid Cap Service Class 2
2002                                                               0.01       0.65      1.75   -14.46    -10.61
2001                                                                N/A       0.65      1.75     4.60      4.75(b)
Fidelity VIP III Value Strategies Service Class 2
2002                                                                N/A       0.65      1.75   -25.32    -25.17(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
FT VIP Franklin Growth and Income Securities Class 2(f)
2002                                                               3.76       0.65      1.75    -8.80     -8.52
2001                                                               0.91       0.65      1.75   -21.77     14.87(a)
FT VIP Franklin Large Cap Growth Securities Class 2
2002                                                               0.37       0.65      1.75   -18.25    -18.09(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
FT VIP Franklin Small Cap Class 2
2002                                                               0.25       0.65      1.75   -29.93    -29.72
2001                                                               0.38       0.65      1.75   -16.48     26.48(a)
FT VIP Franklin Small Cap Value Securities Class 2
2002                                                               0.10       0.65      1.75   -20.80    -20.64(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
FT VIP Mutual Shares Securities Class 2
2002                                                               0.45       0.65      1.75   -15.73   -12.39
2001                                                               1.91       0.65      1.75     4.02      4.18(b)
FT VIP Templeton Developing Markets Securities Class 2
2002                                                               1.50       0.65      1.75    -0.95     -0.80
2001                                                               0.87       0.65      1.75   -13.75    -13.63(b)
FT VIP Templeton Foreign Securities Class 2
2002                                                               0.78       0.65      1.75   -21.72    -21.56(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
INVESCO VIF Dynamics
2002                                                                N/A       0.65      1.75   -32.45    -32.35
2001                                                                N/A       0.65      1.75   -30.30    -30.20(b)
INVESCO VIF Core Equity(e)
2002                                                               2.22       0.65      1.75   -19.76    -19.64
2001                                                               3.23       0.65      1.75    -9.24     -9.11(b)
INVESCO VIF Health Sciences
2002                                                                N/A       0.65      1.75   -25.78    -25.55
2001                                                               0.37       0.65      1.75   -13.86      4.73(a)
Janus Aspen Aggressive Growth Service Shares
2002                                                                N/A       0.65      1.75   -28.70    -28.59
2001                                                                N/A       0.65      1.75   -42.03    -41.94(b)
Janus Aspen Capital Appreciation Service Shares
2002                                                               0.32       0.65      1.75   -16.60    -16.48
2001                                                               1.07       0.65      1.75   -22.50    -22.38(b)
Janus Aspen Growth Service Shares
2002                                                                N/A       0.65      1.75   -28.01    -27.78
2001                                                                N/A       0.65      1.75   -25.99     14.65(a)
Janus Aspen Growth and Income Service Shares
2002                                                               0.52       0.65      1.75   -23.14    -22.90
2001                                                               0.89       0.65      1.75   -14.83      9.62(a)
Janus Aspen International Growth Service Shares
2002                                                               0.73       0.65      1.75   -26.35    -26.24
2001                                                               0.70       0.65      1.75   -24.54    -24.43(b)
MFS Mid Cap Growth Service Class
2002                                                                N/A       0.65      1.75   -29.16    -29.02(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
MFS New Discovery Service Class
2002                                                                N/A       0.65      1.75   -25.45    -25.30(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
MFS Total Return Service Class
2002                                                                N/A       0.65      1.75    -8.42     -8.24(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
MFS Utilities Service Class
2002                                                                N/A       0.65      1.75   -16.51    -16.33(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
Oppenheimer Capital Appreciation Service Shares
2002                                                                N/A       0.65      1.75   -21.67    -21.51(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
Oppenheimer Global Securities Service Shares
2002                                                                N/A       0.65      1.75   -23.20    -23.04(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
Oppenheimer High Income Service Shares
2002                                                                N/A       0.65      1.75    -5.59     -5.39(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
Oppenheimer Main Street Growth & Income Service Shares
2002                                                                N/A       0.65      1.75   -19.70    -19.53(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
Oppenheimer Multiple Strategies Service Shares
2002                                                                N/A       0.65      1.75   -10.51    -10.32(d)
2001                                                                N/A       0.65      1.75      N/A       N/A
Pioneer Emerging Markets VCT Class II
2002                                                               0.48       0.65      1.75    -3.15     -2.85
2001                                                                N/A       0.65      1.75    -8.71     14.69(a)
Pioneer Fund VCT Class II
2002                                                               1.01       0.65      1.75   -19.90    -19.78
2001                                                               0.74       0.65      1.75   -11.71    -11.58(b)
Pioneer Real Estate Shares VCT Class II(e)
2002                                                               4.58       0.65      1.75     0.48      0.79
2001                                                               5.34       0.65      1.75     2.82      6.73
Scudder Government Securities Series II Class A
2002                                                               2.10       0.65      1.75     7.19      7.35
2001                                                               4.84       0.65      1.75     6.07      6.23(b)
Scudder Technology Growth Series II Class A
2002                                                               0.12       0.65      1.75   -36.65    -36.46
2001                                                               0.19       0.65      1.75   -33.37     29.87(a)
SVS Dreman Financial Services Series II Class A
2002                                                               0.83       0.65      1.75   -10.11     -9.84
2001                                                               1.16       0.65      1.75    -6.24      4.98(a)
T. Rowe Price International Stock
2002                                                               0.77       0.65      1.75   -19.72    -19.48
2001                                                               2.24       0.65      1.75   -23.34      9.76(a)

(a) START DATE OF 10/1/01.
(b) START DATE OF 1/12/01.
(c) START DATE OF 5/1/01.
(d) START DATE OF 5/1/02.
(e) NAME CHANGED. SEE NOTE 1.
(f) FUND SUBSTITUTION.

* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

NOTE 7 - SUBSTITUTION

     Effective May 1, 2002, pursuant to a Substitution Order approved by the Securities and Exchange Commission, shares of FT VIP Franklin Growth and Income Securities Fund were substituted for all the shares of the FT VIP Franklin Natural Resources Fund. On this date, 394,766 shares of FT VIP Franklin Natural Resources Fund (valued at $5,141,550) were substituted for 334,954 shares of the FT VIP Franklin Growth and Income Securities Fund (valued at $5,141,550) at the ratio of 0.848488, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, an Owner of the Separate Account held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements Included in Part B
           Financial Statements for Allmerica Financial Life Insurance and Annuity Company
           Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

           Financial Statements Included in Part C
           None

     (b)  EXHIBITS

           EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

           EXHIBIT 3  (a)  Underwriting and Administrative Service Agreement was
                           previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein.

                      (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                      (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (d) Career Agent Agreement with Commission Schedule was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

           EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

           EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

           EXHIBIT 7  (a)  Variable Annuity GMDB Reinsurance Agreement
                           between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                           incorporated by reference herein.

                      (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                           incorporated by reference herein.

                      (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                      (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

           EXHIBIT 8  (a)  Fidelity Service Agreement was previously filed on
                           April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

                      (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                      (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                      (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                      (f)  Directors' Power of Attorney is filed herewith.

           EXHIBIT 9       Opinion of Counsel is filed herewith.

           EXHIBIT 10      Consent of Independent Accountants is filed herewith.

           EXHIBIT 11      None.

           EXHIBIT 12      None.

           EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on May 1, 1993 in a post-effective amendment, and is incorporated by reference herein.

           EXHIBIT 14      Not Applicable.

           EXHIBIT 15 (a)  Form of Amendment dated May 1, 2003 to the Allmerica
                           Investment Trust Participation Agreement is filed herewith. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on

                           April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein.

                      (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement is filed herewith. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (c) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (e) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (f) Amendment dated January 3, 2003 to the AIM Participation Agreement is filed herewith. Form of Amendment #7 dated May 1, 2002 to the AIM Participation

                           Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                      (g) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance is filed herewith. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.. Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                      (h) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement is filed herewith. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                      (i) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                      (j) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on

                           April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                      (k) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors is filed herewith. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                      (l) Amendment dated May 1, 2001 to the Pioneer Participation Amendment was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                      (m) Eaton Vance Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Eaton Vance Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                      (n) Amendment dated October 1, 2001 with Variable Insurance Products Fund III is filed herewith. Form of Amendment and Participation Agreement with Variable Insurance Products Fund III were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

                      (o) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust is filed herewith. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                      (p) Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds is filed herewith. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Charles F. Cronin                           Vice President and Corporate Group Counsel (since 2003);
    Vice President, Corporate Group         Secretary (since 2000); Assistant Vice President (1999-2003);
    Counsel and Secretary                   and Counsel (2000-2003) of First Allmerica;
                                            Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                            Senior Vice President (since 2003); Director and General
    Director, Senior Vice President and     Counsel (since 2000); Vice President (2000-2003)
    General Counsel                         of First Allmerica; Vice President (1999) of Promos Hotel
                                            Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 President and Chief Executive Officer (since 2002) of First
    Director, President and                 Allmerica; Director (since 2001) and Vice President (since 2000)
    Chief Executive Officer                 of First Allmerica; Senior Vice President of Life and Annuity
                                            Products (1997-1999) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President & Treasurer              Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

Edward J. Parry, III                        Senior Vice President (since 2003); Director and Chief
    Director, Senior Vice President         Financial Officer (since 1996), Vice President (1993-2003)
    and Chief Financial Officer             and Treasurer (1993-2000) of First Allmerica

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Robert P. Restrepo, Jr.                     Senior Vice President (since 2003); Director (since 1998);
    Director and Senior Vice President      Vice President (1998-2003) of First Allmerica;
                                            Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                          -------------------------------
                                          ALLMERICA FINANCIAL CORPORATION

                                                     DELAWARE
                                          -------------------------------
                                                         |
                                                         |
--------------------------------------------------------------------------------------------------------------------
100%                100%              100%                      100%           100%              100%           100%
-----------------  ----------------  --------------  ----------------  ------------  -----------------  -------------
     Opus                                               Allmerica
   Investment         Financial         Allmerica     Financial Life    AFC Capital    VeraVest, Inc.     First
Management, Inc.    Profiles, Inc.    Funding Corp    Insurance and       Trust I                        Sterling
                                                         Annuity                                          Limited
                                                         Company

 Massachusetts       California       Massachusetts   Massachusetts      Delaware      Massachusetts     Bermuda
-----------------  ----------------  --------------  ----------------  ------------  -----------------  -------------
  |                                                         |                                                |
  |                                                         |                                                |
  |                                                         |                                                |
  |                                                         |                                                   100%
  |                                                         |                                         --------------
  |                                                         |                                         First Sterling
  |                                                         |                                          Reinsurance
  |                                                         |                                            Company
  |                                                         |                                            Limited
  |                                                         |
  |                                                         |                                             Bermuda
  |                                                         |                                         --------------
  |                                                         |
  |  -------------------------------------------------------------------------------------------------------------------------------
  |          100%         100%          100%          100%         100%       100%         100%        100%         100%        100%
  |  ------------- ------------- ------------- ------------- -------- --------------- ---------- ----------- ---------- ------------
  |                                Allmerica     Allmerica   Allmerica     First     Allmerica   Allmerica   Allmerica    Allmerica
  |     VeraVest     VeraVest      Financial     Financial  Investments  Allmerica  Investments  Investment  Investment  Investments
  |   Investments,  Investment    Investment      Services   Insurance   Financial   Insurance   Insurance   Insurance    Insurance
  |      Inc.        Advisors,    Management     Insurance  Agency Inc.    Life      Agency of   Agency Inc.   Agency    Agency Inc.
  |                    Inc.        Services,      Agency,   of Alabama   Insurance    Florida,   of Georgia    Inc. of        of
  |                                   Inc.          Inc.                  Company      Inc.                   Kentucky   Mississippi
  |
  |  Massachusetts Massachusetts Massachusetts Massachusetts Alabama   Massachusetts  Florida     Georgia     Kentucky   Mississippi
  |  ------------- ------------- ------------- ------------- -------- --------------- ---------- ----------- ---------- ------------
  |                                                                          |
  |                                                                          |
---------------------------------------------------------------------   ---------------------------
         100%            100%         100%         100%          100%             100%         100%
--------------  ------------- ------------- -------------- ----------   --------------- -----------
  Allmerica       Allmerica         The       Allmerica      Citizens      Advantage      Allmerica
Benefits, Inc.      Asset         Hanover     Financial     Insurance      Insurance        Trust
                  Management,    Insurance    Insurance    Company of    Network, Inc.     Company,
                   Limited        Company      Brokers,     Illinois                         N.A.
                                                 Inc.

  Florida          Bermuda    New Hampshire  Massachusetts  Illinois       Delaware       Federally
                                                                                          Chartered
--------------  ------------- ------------- -------------- ----------   --------------- -----------
                                     |
                                     |
------------------------------------------------------------------------------------------------------------------------------------
      100%        100%            100%         100%           100%         100%            100%        100%        100%         100%
--------- --------------- ------------- ----------- -------------- -------------- --------------- ---------- ----------- -----------
Allmerica   Allmerica     The Hanover     Hanover    Massachusetts    Allmerica     AMGRO, Inc.   Citizens    Citizens     Citizens
Financial      Plus         American       Texas     Bay Insurance    Financial                   Insurance   Insurance    Insurance
 Benefit    Insurance      Insurance     Insurance      Company        Alliance                    Company   Company of   Company of
Insurance  Agency, Inc.     Company      Management                   Insurance                    of Ohio     America   the Midwest
 Company                                  Company,                     Company
                                            Inc.
Michigan   Massachusetts  New Hampshire    Texas     New Hampshire  New Hampshire  Massachusetts    Ohio      Michigan     Indiana
--------- --------------- ------------- ----------- -------------- -------------- --------------- ---------- ----------- -----------
                                                                                         |                        |
                                                                                         |                        |
                                                                             ----------------------------     ---------
                                                                                      100%           100%           100%
                                                                             --------------  ------------     ---------
                                                                                Lloyds           AMGRO         Citizens
                                                                                Credit        Receivables     Management
                                                                             Corporation      Corporation        Inc.

                                                                             Massachusetts      Delaware       Delaware
                                                                             --------------  ------------     ---------


                                                                                      --------------------
                                                                                             Hanover
                                                                                             Lloyd's
                                                                                            Insurance
                                                                                             Company

                                                                                              Texas
                                                                                      --------------------

                                                                                      Affiliated Lloyd's plan company, controlled by
                                                                                      Underwriters for the benefit of The Hanover
                                                                                      Insurance Company

                                                                                      --------------------   ---------------------
                                                                                             Allmerica            Allmerica
                                                                                         Investment Trust      Securities Trust

                                                                                          Massachusetts          Massachusetts
                                                                                      --------------------   ---------------------

                                                                                      Affiliated Management Investment Companies

                                                                                                   ------------------
                                                                                                     AAM High Yield
                                                                                                       Fund, L.L.C.

                                                                                                      Massachusetts
                                                                                                   ------------------

                                                                                      L.P. or L.L.C. established for the benefit
                                                                                      of First Allmerica, Allmerica Financial Life,
                                                                                      Hanover and Citizens

                                                                      ----------------      -----------------     ----------------
                                                                                                Greendale
                                                                      Allmerica Equity           Special                 AAM
                                                                         Index Pool          Placements Fund         Equity Fund

                                                                       Massachusetts          Massachusetts         Massachusetts
                                                                      ----------------      -----------------     ----------------

                                                                      Grantor Trusts established for the benefit of First Allmerica,
                                                                      Allmerica Financial Life, Hanover and Citizens


January 3, 2003

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                             ADDRESS                         TYPE OF BUSINESS
                      ----                             -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Life Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc.                         Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment  Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       440 Lincoln Street              Premium financing
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH  43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX  75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

VeraVest Investment Advisors, Inc.                440 Lincoln Street              Investment advisory services

(formerly known as Allmerica Investment           Worcester, MA 01653
Management Company, Inc.)

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)

ITEM 27.     NUMBER OF CONTRACT OWNERS

     As of February 28, 2003, there were 72,305 Contract holders of qualified Contracts and 22,254 Contract holders of non-qualified Contracts.

ITEM 28.     INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.     PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -   Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
             440 Lincoln Street
             Worcester, Massachusetts 01653

         NAME                                           POSITION OR OFFICE WITH UNDERWRITER
         ----                                           -----------------------------------
Emil J. Aberizk, Jr.                                    Vice President

Michael J. Brodeur                                      Vice President

Charles F. Cronin                                       Secretary/Clerk

Claudia J. Eckels                                       Vice President

J. Kendall Huber                                        Director

Mark A. Hug                                             Director and Vice President

Richard M. LaVista                                      President

Mark C. McGivney                                        Treasurer

William F. Monroe, Jr.                                  Vice President and Chief Compliance Officer

K. David Nunley                                         Vice President

Jeffrey S. Rano                                         Vice President and Chief Financial Officer

Robert Scheinerman                                      Vice President

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts for sales of variable contracts funded by the Registrant in 2002. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.     UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33.     REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON
             SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT
             PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

     Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.      A signed statement acknowledging the participant's understanding of
             (I) the restrictions on
             withdrawal imposed by the Program and by Section 403(b)(11) and
             (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2003.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                            By:  /s/ Charles F. Cronin
                                                 ----------------------
                                                 Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                            DATE
----------                                -----                                                            ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                          April 1, 2003
------------------------------------
Warren E. Barnes

Bruce C. Anderson*                        Director and Vice President
------------------------------------

J. Kendall Huber*                         Director, Senior Vice President and General Counsel
-------------------------------------

Mark A. Hug*                              Director, President and Chief Executive Officer
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

Edward J. Parry III*                      Director, Senior Vice President and Chief Financial Officer
------------------------------------

Robert P. Restrepo, Jr.*                  Director and Senior Vice President
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated January 6, 2003 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-39702)

                                  EXHIBIT TABLE

Exhibit 8(f)     Directors' Power of Attorney

Exhibit 9        Opinion of Counsel

Exhibit 10       Consent of Independent Accountants

Exhibit 15(a) Form of Amendment dated May 1, 2003 to the Allmerica Investment Trust Participation Agreement

Exhibit 15(b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement

Exhibit 15(f)    Amendment dated January 1, 2003 to the AIM Participation
                 Agreement

Exhibit 15(g) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance

Exhibit 15(h) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement

Exhibit 15(k) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors

Exhibit 15(n) Amendment dated October 1, 2001 with Variable Insurance Products Fund III

Exhibit 15(o) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust

Exhibit 15(p) Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds